UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

Eight Tower Bridge
161 Washington Street, Suite 1111
Conshohocken, PA 19428
Registrant's telephone number, including area code:
(215) 956-8129
Date of fiscal year end:
December 31, 2025
Date of reporting period:
January 1, 2025 to June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Penn Series Funds, Inc.
Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$17	0.33%
Key Fund Statistics
Fund net assets	$57,188,973
Total number of portfolio holdings	20
Total advisory fee paid	$33,692
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Growth Stock Fund	5.1%
Penn Series Developed International Index Fund	4.9%
Penn Series Mid Core Value Fund	4.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Balanced Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%
Key Fund Statistics
Fund net assets	$79,267,531
Total number of portfolio holdings	3
Total advisory fee paid	N/A
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	60.3%
Penn Series Quality Bond Fund	39.3%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.35%
Key Fund Statistics
Fund net assets	$42,238,424
Total number of portfolio holdings	10
Total advisory fee paid	$25,677
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	58.5%
Penn Series Limited Maturity Bond Fund	11.6%
Penn Series Index 500 Fund	8.0%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.8%
Penn Series Developed International Index Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Developed International Index Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$51	0.94%
Key Fund Statistics
Fund net assets	$83,512,259
Total number of portfolio holdings	705
Total advisory fee paid (net of waivers)	$112,309
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SAP S.E.	1.7%
ASML Holding N.V.	1.7%
Nestle S.A.	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Emerging Markets Equity Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$72	1.36%
Key Fund Statistics
Fund net assets	$67,655,860
Total number of portfolio holdings	51
Total advisory fee paid	$288,379
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Tencent Holdings Ltd.	6.8%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.9%
Eurobank Ergasias Services and Holdings S.A.	3.1%
MercadoLibre, Inc.	3.1%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Bharti Airtel Ltd.	3.0%
NetEase, Inc.	3.0%
Bajaj Finance Ltd.	3.0%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Flexibly Managed Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$44	0.87%
Key Fund Statistics
Fund net assets	$5,127,362,114
Total number of portfolio holdings	245
Total advisory fee paid	$17,206,136
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	6.6%
U.S. Treasury Notes 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Notes 4.000%, 05/31/30	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Notes 3.875%, 04/30/30	3.3%
Becton Dickinson & Co.	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Notes 4.000%, 03/31/30	2.5%
PTC, Inc.	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2 Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
High Yield Bond Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%
Key Fund Statistics
Fund net assets	$123,125,498
Total number of portfolio holdings	91
Total advisory fee paid	$280,000
Portfolio turnover rate	81%
Weighted Average Maturity	2.2 Years
Effective Duration	3.0 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	93.2%
Loan Agreements	5.0%
Money Market Funds	1.3%
Asset Backed Securities	0.5%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Index 500 Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$17	0.34%
Key Fund Statistics
Fund net assets	$875,446,317
Total number of portfolio holdings	506
Total advisory fee paid	$518,924
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
International Equity Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$58	1.07%
Key Fund Statistics
Fund net assets	$243,226,109
Total number of portfolio holdings	46
Total advisory fee paid	$918,017
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Philip Morris International, Inc.	4.9%
Capcom Co., Ltd.	4.0%
Rheinmetall AG	3.9%
Svenska Handelsbanken AB, Class A	3.8%
Galderma Group AG	3.8%
Tencent Holdings Ltd.	3.7%
Games Workshop Group PLC	3.5%
Universal Music Group N.V.	3.5%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	3.3%
SAP S.E.	3.2%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Growth Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$43	0.86%
Key Fund Statistics
Fund net assets	$71,178,973
Total number of portfolio holdings	57
Total advisory fee paid	$180,359
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.4%
Apple, Inc.	4.7%
Visa, Inc., Class A	4.0%
Accenture PLC, Class A	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Alphabet, Inc., Class A	2.3%
Eaton Corp. PLC	2.3%
Aon PLC, Class A	2.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$47	0.93%
Key Fund Statistics
Fund net assets	$162,003,664
Total number of portfolio holdings	74
Total advisory fee paid	$533,446
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	4.2%
Berkshire Hathaway, Inc., Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
Walmart, Inc.	3.2%
RTX Corp.	3.0%
EOG Resources, Inc.	2.5%
Texas Instruments, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Growth Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$43	0.85%
Key Fund Statistics
Fund net assets	$135,892,773
Total number of portfolio holdings	38
Total advisory fee paid	$374,767
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.1%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	4.7%
Intercontinental Exchange, Inc.	3.7%
Mastercard, Inc., Class A	3.1%
Intuit, Inc.	2.9%
Salesforce, Inc.	2.7%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$46	0.91%
Key Fund Statistics
Fund net assets	$125,580,967
Total number of portfolio holdings	69
Total advisory fee paid	$392,318
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Bank of America Corp.	3.5%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
The Charles Schwab Corp.	2.7%
American International Group, Inc.	2.5%
3M Co.	2.4%
Abbott Laboratories	2.4%
Reinsurance Group of America, Inc.	2.3%
NextEra Energy, Inc.	2.2%
Cisco Systems, Inc.	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Growth Stock Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$47	0.92%
Key Fund Statistics
Fund net assets	$369,276,717
Total number of portfolio holdings	64
Total advisory fee paid	$1,167,898
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.2%
NVIDIA Corp.	12.5%
Apple, Inc.	7.9%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., Class A	5.4%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Visa, Inc., Class A	2.9%
Eli Lilly & Co.	2.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Limited Maturity Bond Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$37	0.74%
Key Fund Statistics
Fund net assets	$70,572,588
Total number of portfolio holdings	54
Total advisory fee paid (net of waivers)	$147,735
Portfolio turnover rate	8%
Weighted Average Maturity	5.0 Years
Effective Duration	1.7 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	34.7%
Residential Mortgage Backed Securities	28.2%
Asset Backed Securities	27.1%
Commercial Mortgage Backed Securities	5.0%
U.S. Treasury Obligations	2.8%
Money Market Funds	2.2%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Growth Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$49	0.97%
Key Fund Statistics
Fund net assets	$128,328,520
Total number of portfolio holdings	67
Total advisory fee paid	$427,194
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
IDEXX Laboratories, Inc.	3.5%
CoStar Group, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Insulet Corp.	2.6%
Cloudflare, Inc., Class A	2.6%
Fastenal Co.	2.5%
Datadog, Inc., Class A	2.4%
Howmet Aerospace, Inc.	2.3%
HEICO Corp., Class A	2.1%
LPL Financial Holdings, Inc.	2.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$41	0.83%
Key Fund Statistics
Fund net assets	$85,446,139
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$225,922
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Casey's General Stores, Inc.	2.7%
Expand Energy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
The Hartford Insurance Group, Inc.	2.2%
BWX Technologies, Inc.	2.2%
Agree Realty Corp.	2.2%
Axis Capital Holdings Ltd.	2.0%
TransUnion	2.0%
Ally Financial, Inc.	2.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Core Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$53	1.05%
Key Fund Statistics
Fund net assets	$73,295,856
Total number of portfolio holdings	116
Total advisory fee paid	$248,410
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.1%
US Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc., Class A	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderate Allocation Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%
Key Fund Statistics
Fund net assets	$193,471,534
Total number of portfolio holdings	20
Total advisory fee paid	$114,800
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	29.6%
Penn Series Index 500 Fund	20.2%
Penn Series Flexibly Managed Fund	8.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series International Equity Fund	3.9%
Penn Series High Yield Bond Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	2.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$15	0.30%
Key Fund Statistics
Fund net assets	$194,584,251
Total number of portfolio holdings	20
Total advisory fee paid	$114,792
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.2%
Penn Series Quality Bond Fund	14.8%
Penn Series Flexibly Managed Fund	8.9%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	3.1%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$16	0.32%
Key Fund Statistics
Fund net assets	$72,150,304
Total number of portfolio holdings	15
Total advisory fee paid	$43,348
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	44.3%
Penn Series Index 500 Fund	13.1%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	6.9%
Penn Series High Yield Bond Fund	4.9%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Large Cap Value Fund	3.0%
Penn Series Developed International Index Fund	3.0%
Penn Series Mid Core Value Fund	3.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Money Market Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.58%
Key Fund Statistics
Fund net assets	$126,925,595
Total number of portfolio holdings	27
Total advisory fee paid	$213,096
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Federal National Mortgage 4.246%, 07/16/25	6.3%
Federal National Mortgage 0.450%, 08/21/25	4.7%
Federal Farm Credit Banks 4.249%, 07/09/25	3.9%
Tennessee Valley Authority 4.215%, 07/09/25	3.9%
Freddie Mac Discount Notes 4.229%, 07/11/25	3.9%
Federal Farm Credit Banks 4.257%, 07/14/25	3.9%
U.S. Treasury Bills 4.248%, 07/31/25	3.9%
Federal Farm Credit Banks 4.265%, 08/07/25	3.9%
U.S. Treasury Bills 4.321%, 08/14/25	3.9%
U.S. Treasury Bills 4.413%, 08/19/25	3.9%
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Quality Bond Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%
Key Fund Statistics
Fund net assets	$350,310,194
Total number of portfolio holdings	124
Total advisory fee paid	$787,888
Portfolio turnover rate	16%
Weighted Average Maturity	9.9 Years
Effective Duration	5.9 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	45.0%
Corporate Bonds	24.4%
Commercial Mortgage Backed Securities	12.6%
U.S. Treasury Obligations	7.8%
Asset Backed Securities	7.8%
Money Market Funds	1.6%
Municipal Bonds	0.8%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Real Estate Securities Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$49	0.98%
Key Fund Statistics
Fund net assets	$99,609,857
Total number of portfolio holdings	39
Total advisory fee paid	$347,359
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	10.1%
Digital Realty Trust, Inc.	7.4%
American Tower Corp.	6.0%
Crown Castle, Inc.	5.8%
SBA Communications Corp.	5.7%
Prologis, Inc.	5.4%
Sun Communities, Inc.	4.5%
Invitation Homes, Inc.	4.1%
Extra Space Storage, Inc.	3.9%
Equinix, Inc.	3.8%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Growth Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$50	1.00%
Key Fund Statistics
Fund net assets	$93,980,888
Total number of portfolio holdings	126
Total advisory fee paid	$321,828
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.5%
Stride, Inc.	2.5%
Mirion Technologies, Inc.	2.3%
OSI Systems, Inc.	2.2%
Crown Holdings, Inc.	2.1%
Sensient Technologies Corp.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Descartes Systems Group, Inc.	1.8%
Shift4 Payments, Inc., Class A	1.7%
Casey's General Stores, Inc.	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Index Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$35	0.72%
Key Fund Statistics
Fund net assets	$76,273,571
Total number of portfolio holdings	1,991
Total advisory fee paid	$115,078
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$49	0.99%
Key Fund Statistics
Fund net assets	$138,593,512
Total number of portfolio holdings	180
Total advisory fee paid	$468,647
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TXNM Energy, Inc.	1.7%
Ameris Bancorp	1.5%
UMB Financial Corp.	1.5%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.3%
Atlantic Union Bankshares Corp.	1.2%
Cadence Bank	1.2%
PennyMac Financial Services, Inc.	1.2%
Gates Industrial Corp. PLC	1.2%
Independence Realty Trust, Inc.	1.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Growth Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$51	1.05%
Key Fund Statistics
Fund net assets	$69,643,719
Total number of portfolio holdings	84
Total advisory fee paid	$250,441
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Toast, Inc., Class A	2.4%
Natera, Inc.	2.1%
Loar Holdings, Inc.	2.0%
Texas Roadhouse, Inc.	2.0%
Credo Technology Group Holding Ltd.	2.0%
Guidewire Software, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
SharkNinja, Inc.	1.9%
Shake Shack, Inc., Class A	1.9%
Kinsale Capital Group, Inc.	1.8%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Value Fund
semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$57	1.17%
Key Fund Statistics
Fund net assets	$47,674,027
Total number of portfolio holdings	93
Total advisory fee paid	$188,598
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.8%
Jones Lang LaSalle, Inc.	1.7%
IDACORP, Inc.	1.6%
Nexstar Media Group, Inc.	1.6%
The Hanover Insurance Group, Inc.	1.6%
Tenet Healthcare Corp.	1.6%
Pentair PLC	1.5%
RPM International, Inc.	1.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements, and the Financial Highlights are attached herewith.

Penn Series
Funds, Inc.
■  2025 Semi-Annual Financials and Other Information
Available through Penn Mutual Variable Products

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Statements (Form N-CSRS Item 7)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Money Market Fund
Number of Shares	Value†
SHORT-TERM INVESTMENTS — 100.0%
MONEY MARKET FUNDS — 13.1%
Goldman Sachs Financial Square Funds - Government Fund Institutional Shares (seven-day effective yield 4.213%) (Cost $16,642,276)	16,642,276	$16,642,276
	Par (000)
U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bills
4.248%, 07/31/25	$5,000	4,982,472
4.274%, 08/12/25	4,000	3,980,327
4.321%, 08/14/25	5,000	4,973,881
4.413%, 08/19/25	5,000	4,970,175
4.275%, 08/28/25	4,000	3,972,724
4.275%, 09/02/25	3,000	2,977,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,857,450)		25,857,450

AGENCY OBLIGATIONS — 66.5%
Federal Farm Credit Banks
4.249%, 07/09/25	5,000	4,995,333
4.257%, 07/14/25	5,000	4,992,362
4.265%, 08/07/25	5,000	4,978,262
4.262%, 08/14/25	4,000	3,979,320
4.260%, 08/18/25	3,000	2,983,080
Federal Home Loan Banks
4.254%, 07/03/25	2,000	1,999,530
4.248%, 07/07/25	4,000	3,997,190
4.259%, 08/07/25	3,000	2,986,988
4.240%, 08/08/25	3,000	2,986,653
4.262%, 08/29/25	3,000	2,979,227
4.253%, 09/02/25	4,000	3,970,460
Federal National Mortgage
4.246%, 07/16/25	8,000	7,985,937
4.232%, 07/18/25	4,000	3,992,067
4.296%, 07/22/25	3,750	3,742,272
0.450%, 08/21/25	6,000	5,967,682
Freddie Mac Discount Notes
4.231%, 07/01/25	4,000	4,000,000
4.229%, 07/11/25	5,000	4,994,160
4.231%, 08/15/25	4,000	3,979,000
4.267%, 09/18/25	4,000	3,963,002
	Par (000)	Value†

Tennessee Valley Authority 4.215%, 07/09/25	$5,000	$4,995,328
TOTAL AGENCY OBLIGATIONS (Cost $84,467,853)		84,467,853
TOTAL SHORT-TERM INVESTMENTS (Cost $126,967,579)		126,967,579
TOTAL INVESTMENTS — 100.0% (Cost $126,967,579)		$126,967,579
Other Assets & Liabilities — (0.0)%		(41,984)
TOTAL NET ASSETS — 100.0%		$126,925,595

†	See Security Valuation Note.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Money Market Funds	$16,642,276	$16,642,276	$—	$—
U.S. Treasury Obligations	25,857,450	—	25,857,450	—
Agency Obligations	84,467,853	—	84,467,853	—
Total Investments	$126,967,579	$16,642,276	$110,325,303	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 26.7%
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 5.220%, 09/25/68@,•	$2,143	$2,119,428
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,033	940,970
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.781%, 01/20/33@,•	1,500	1,504,042
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	979	909,485
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.925%, 01/25/41•	2,285	2,251,243
Neuberger Berman CLO XV, Series 2013-15A Class BR2 (3 M SOFR + 1.612%, Floor 1.350%), 144A 5.868%, 10/15/29@,•	500	500,178
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.010%, 03/25/55•	2,658	2,635,460
SMB Private Education Loan Trust,
Series 2017-A Class B, 144A 3.500%, 06/17/41@	1,030	1,014,174
Series 2014-A Class B, 144A 4.000%, 09/15/42@	908	894,900
Series 2015-A Class C, 144A 4.500%, 10/15/48@	1,000	987,981
Series 2021-C Class B, 144A 2.300%, 01/15/53@	1,853	1,791,320
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,842	1,733,776
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 5.931%, 10/18/31@,•	1,550	1,550,715
TOTAL ASSET BACKED SECURITIES (Cost $19,038,796)		18,833,672

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.9%
BSPRT Issuer Ltd., Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 6.026%, 03/15/36@,•	2,500	2,460,652
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3, 3.297%, 08/25/25•	8,214	857
	Par (000)	Value†

SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.755%, 02/15/42@,•	$1,000	$992,602
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,511,197)		3,454,111

CORPORATE BONDS — 34.2%
Airlines — 2.9%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	1,074	1,076,359
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	994	992,396
		2,068,755
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,500	1,496,188
Banks — 5.7%
First Maryland Capital II (3 M SOFR + 1.112%) 5.388%, 02/01/27•	1,500	1,470,057
State Street Corp. (3 M SOFR + 0.822%) 5.148%, 05/15/28•	1,305	1,266,454
Wells Fargo & Co. (3 M SOFR + 1.262%) 5.518%, 04/15/27•	1,250	1,237,708
		3,974,219
Chemicals — 3.6%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,000	1,056,179
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,490,568
		2,546,747
Electronics — 2.1%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,503,232
Hand & Machine Tools — 2.7%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,885,770
Healthcare Services — 0.7%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	499,485
Lodging — 1.1%
Las Vegas Sands Corp. 5.625%, 06/15/28	750	764,922

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	$1,500	$1,495,672
Oil & Gas — 1.4%
Helmerich & Payne, Inc., 144A 4.650%, 12/01/27@	1,000	990,605
Packaging and Containers — 1.4%
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	1,000	998,278
Pipelines — 1.4%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 6.000%, 03/01/27@	1,000	999,561
Real Estate Investment Trusts — 3.5%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,459,109
Software — 3.5%
Concentrix Corp. 6.650%, 08/02/26	1,000	1,017,987
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,453,419
		2,471,406
TOTAL CORPORATE BONDS (Cost $24,015,546)		24,153,949

RESIDENTIAL MORTGAGE BACKED SECURITIES — 27.9%
Collateralized Mortgage Obligations — 25.9%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	294	286,110
Bunker Hill Loan Depositary Trust, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@,(1)	805	783,181
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	492	462,126
CSMC Trust, Series 2020-SPT1 Class A2, 144A 3.229%, 04/25/65@,(1)	70	69,239
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,134	968,264
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,462	3,065,986
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	1,018	916,071
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	193	180,825
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
PRKCM Trust, Series 2023-AFC3 Class A2, 144A 6.987%, 09/25/58@,(1)	$1,072	$1,082,165
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	1,944	1,691,986
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	1,637	1,594,668
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,817,477
Verus Securitization Trust,
Series 2019-INV3 Class A1, 144A 3.692%, 11/25/59@,•	627	620,882
Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	1,106	1,117,201
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,757,307
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	995	852,470
		18,265,958
Fannie Mae REMICS — 2.0%
Series 2012-152 Class TA 2.500%, 09/25/42	1,527	1,390,908
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $21,621,519)		19,656,866
Number of Shares
SHORT-TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,490,630)	1,490,630	1,490,630
	Par (000)
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills 4.207%, 11/13/25 (Cost $1,969,090)	$2,000	1,968,974
TOTAL SHORT-TERM INVESTMENTS (Cost $3,459,720)		3,459,604
TOTAL INVESTMENTS — 98.6% (Cost $71,646,778)		$69,558,202
Other Assets & Liabilities — 1.4%		1,014,386
TOTAL NET ASSETS — 100.0%		$70,572,588

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Limited Maturity Bond Fund

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $48,185,416, which represents 68.3% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 6/30/2025††
United States	88%
Cayman Islands	9
Canada	3
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$18,833,672	$—	$18,833,672	$—
Commercial Mortgage Backed Securities	3,454,111	—	3,454,111	—
Corporate Bonds	24,153,949	—	24,153,949	—
Residential Mortgage Backed Securities	19,656,866	—	19,656,866	—
Short-Term Investments	3,459,604	1,490,630	1,968,974	—
Total Investments	$69,558,202	$1,490,630	$68,067,572	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 7.6%
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.781%, 01/20/33@,•	$4,000	$4,010,780
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,821	1,656,779
ICG US CLO Ltd., Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 6.011%, 01/16/33@,•	2,000	1,979,422
Navient Private Education Refi Loan Trust,
Series 2019-EA Class B, 144A 3.390%, 05/15/68@	3,000	2,830,326
Series 2019-FA Class B, 144A 3.120%, 08/15/68@	855	752,801
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	1,598	1,429,902
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	664	661,843
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,585	1,623,328
Nelnet Student Loan Trust,
Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.925%, 01/25/41•	2,285	2,251,243
Series 2021-CA Class B, 144A 2.530%, 04/20/62@	3,500	3,050,986
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.010%, 03/25/55•	2,326	2,306,028
SMB Private Education Loan Trust,
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,634	1,610,821
Series 2015-C Class B, 144A 3.500%, 09/15/43@	1,041	1,034,276
Trysail CLO Ltd., Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 6.122%, 10/20/33@,•	1,500	1,500,580
TOTAL ASSET BACKED SECURITIES (Cost $26,579,346)		26,699,115

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.4%
BANK5, Series 2024-5YR5 Class C, 7.245%, 02/15/29•	2,550	2,623,178
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,866,206
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.161%, 05/25/26@,•	6,000	5,935,169
Series 2019-K736 Class B, 144A 3.862%, 07/25/26@,•	1,500	1,477,855
	Par (000)	Value†

Series 2016-K52 Class B, 144A 4.066%, 01/25/49@,•	$5,065	$5,032,533
Series 2016-K53 Class C, 144A 4.187%, 03/25/49@,•	3,525	3,491,410
Series 2017-K70 Class C, 144A 3.942%, 12/25/49@,•	3,000	2,912,658
Series 2017-K63 Class B, 144A 4.011%, 02/25/50@,•	1,500	1,476,863
Series 2018-K85 Class C, 144A 4.464%, 12/25/50@,•	3,500	3,394,232
Series 2018-K83 Class B, 144A 4.422%, 11/25/51@,•	2,000	1,958,327
Series 2019-K102 Class B, 144A 3.650%, 12/25/51@,•	5,320	5,009,174
Series 2019-K95 Class B, 144A 4.057%, 08/25/52@,•	2,500	2,400,522
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,683,448
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $45,095,263)		43,261,575

CORPORATE BONDS — 24.0%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	2,000	1,561,890
Apparel — 0.5%
VF Corp. 2.800%, 04/23/27	2,000	1,910,253
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,963,236
Banks — 4.3%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 6.018%, 07/15/29•	3,500	3,412,570
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 5.038%, 02/01/27•	3,200	3,142,728
State Street Corp. (3 M SOFR + 0.822%) 5.148%, 05/15/28•	3,830	3,716,872
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,588,644
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,121,153
		14,981,967
Beverages — 1.0%
Constellation Brands, Inc. 4.500%, 05/09/47	2,000	1,663,758

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Beverages — (continued)
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	$2,000	$1,765,109
		3,428,867
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,981,658
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,020,929
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,857,499
Electric — 2.9%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,798,851
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,157,318
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	2,061,791
Northern States Power Co. 3.600%, 09/15/47	4,000	2,993,121
		10,011,081
Entertainment — 0.1%
Warnermedia Holdings, Inc. 5.141%, 03/15/52	601	419,197
Food — 2.2%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,193,950
Mars, Inc., 144A 5.700%, 05/01/55@	2,000	1,997,815
The Hershey Co. 1.700%, 06/01/30	1,000	886,214
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,787,058
		7,865,037
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,474,225
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,712,055
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,787,843
	Par (000)	Value†

Household Products & Wares — 0.8%
Church & Dwight Co., Inc. 2.300%, 12/15/31	$3,000	$2,617,480
Insurance — 1.4%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	2,026,588
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,936,209
		4,962,797
Investment Companies — 0.5%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,884,463
Pharmaceuticals — 1.5%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,933,395
Bristol-Myers Squibb Co. 3.400%, 07/26/29	1,500	1,453,044
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,937,341
		5,323,780
Pipelines — 1.2%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,198,403
Western Midstream Operating LP 5.450%, 11/15/34	2,000	1,960,877
		4,159,280
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,475,466
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,390,539
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,956,534
Software — 0.2%
Roper Technologies, Inc. 1.400%, 09/15/27	750	705,413
Telecommunications — 0.5%
T-Mobile USA, Inc. 3.000%, 02/15/41	2,500	1,831,239
Transportation — 0.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,872	1,801,447
TOTAL CORPORATE BONDS (Cost $87,368,294)		84,084,175

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,760,873)	$2,800	$2,693,448

RESIDENTIAL MORTGAGE BACKED SECURITIES — 44.2%
Collateralized Mortgage Obligations — 27.9%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.566%, 09/25/45@,•	1,939	1,877,934
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.737%, 05/25/49@,•	4,413	4,210,683
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,207	1,040,188
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,349	3,013,599
Fannie Mae Pool
2.000%, 08/01/42	4,585	3,952,275
5.500%, 12/01/54	3,811	3,812,422
Freddie Mac Pool
5.000%, 12/01/44	3,942	3,940,898
5.500%, 08/01/53	2,968	2,971,336
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,134,735
Ginnie Mae,
Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,657,992
3.500%, 11/20/52	2,825	2,531,485
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,250	3,559,554
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.594%, 05/25/50@,•	4,932	4,379,440
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.940%, 08/25/50@,•	4,464	3,726,107
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	2,891	2,598,497
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,064	3,526,887
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,645	2,290,387
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,440	3,619,952
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,320	2,690,819
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,375	3,540,640
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	3,963	3,228,085
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.446%, 01/25/63@,•	$3,337	$3,195,818
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,451,787
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	6,863	5,973,848
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,619	1,462,914
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,533	2,082,032
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,591	2,255,982
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,109,860
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,954,258
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,898	3,331,129
Series 2022-2 Class A2, 144A 2.500%, 12/25/51@,•	3,916	3,190,233
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.783%, 01/20/46@,•	1,574	1,499,205
		97,810,981
Fannie Mae Pool — 6.6%
3.500%, 10/01/45	4,035	3,695,878
1.500%, 06/01/51	3,344	2,514,947
2.000%, 11/01/51	4,027	3,197,493
2.000%, 12/01/51	2,437	1,934,749
3.000%, 03/01/52	9,084	7,871,591
6.000%, 07/01/53	3,910	3,982,188
		23,196,846
Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	4,078	3,589,348
Freddie Mac Pool — 5.1%
2.500%, 04/01/52	9,450	7,857,939
4.000%, 09/01/52	6,231	5,805,097
4.000%, 01/01/53	4,356	4,057,244
		17,720,280
Freddie Mac REMICS — 2.9%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,824,571
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,246,642
		10,071,213

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Ginnie Mae — 0.7%
Series 2015-76 Class QB 3.000%, 05/20/45	$2,731	$2,432,763
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $163,296,074)		154,821,431

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,407,812
2.500%, 02/15/45	6,700	4,722,715
3.000%, 02/15/48	2,050	1,525,328
3.000%, 08/15/48	14,700	10,889,484
4.125%, 08/15/53	2,150	1,923,578
U.S. Treasury Inflation Indexed Bonds
2.125%, 02/15/54	1,045	960,410
2.375%, 02/15/55	2,542	2,465,761
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	1,461	1,449,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,031,338)		25,344,565
Number of Shares
SHORT-TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $5,323,118)	5,323,118	5,323,118
	Par (000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills 4.207%, 11/13/25 (Cost $1,476,817)	$1,500	1,476,731
TOTAL SHORT-TERM INVESTMENTS (Cost $6,799,935)		6,799,849
TOTAL INVESTMENTS — 98.1% (Cost $357,931,123)		$343,704,158
Other Assets & Liabilities — 1.9%		6,606,036
TOTAL NET ASSETS — 100.0%		$350,310,194

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $133,882,803, which represents 38.2% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$26,699,115	$—	$26,699,115	$—
Commercial Mortgage Backed Securities	43,261,575	—	43,261,575	—
Corporate Bonds	84,084,175	—	84,084,175	—
Municipal Bonds	2,693,448	—	2,693,448	—
Residential Mortgage Backed Securities	154,821,431	—	154,821,431	—
U.S. Treasury Obligations	25,344,565	—	25,344,565	—
Short-Term Investments	6,799,849	5,323,118	1,476,731	—
Total Investments	$343,704,158	$5,323,118	$338,381,040	$—
Other Financial Instruments(1)
Futures Contracts	$150,746	$150,746	$—	$—
Total Assets—Other Financial Instruments	$150,746	$150,746	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at June 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	09/19/25	71	1,000	$112	$7,960,875	$150,746	$—
							$150,746	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $578,231)	$600	$609,444
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 90.3%
Advertising — 0.8%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	1,004,227
Aerospace & Defense — 0.8%
Bombardier, Inc., 144A 6.750%, 06/15/33@	1,000	1,036,221
Airlines — 1.2%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,162	1,095,680
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	350	349,202
		1,444,882
Auto Parts & Equipment — 2.1%
Clarios Global LP/Clarios US Finance Co., 144A 6.750%, 02/15/30@	1,500	1,556,265
The Goodyear Tire & Rubber Co. 6.625%, 07/15/30	1,000	1,018,174
		2,574,439
Banks — 0.9%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	1,050	1,165,411
Building Materials — 1.3%
Builders FirstSource, Inc., 144A 6.750%, 05/15/35@	1,500	1,546,193
Chemicals — 4.8%
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	1,500	1,493,499
	Par (000)	Value†

Chemicals — (continued)
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	$1,775	$1,874,718
Olin Corp., 144A 6.625%, 04/01/33@	1,000	982,941
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,500	1,535,235
		5,886,393
Commercial Services — 7.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 144A 7.000%, 05/21/30@	1,000	1,020,239
Herc Holdings, Inc.
144A, 5.500%, 07/15/27@	1,015	1,015,090
144A, 7.250%, 06/15/33@	1,000	1,047,726
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,500	1,451,821
Service Corp. International
7.500%, 04/01/27	1,750	1,810,991
4.000%, 05/15/31	1,500	1,403,514
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,326,134
		9,075,515
Diversified Financial Services — 2.5%
EZCORP, Inc., 144A 7.375%, 04/01/32@	1,000	1,051,372
Jefferson Capital Holdings LLC, 144A 8.250%, 05/15/30@	1,000	1,035,863
PennyMac Financial Services, Inc., 144A 6.875%, 05/15/32@	1,000	1,019,890
		3,107,125
Electric — 7.3%
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,051,632
NRG Energy, Inc., 144A 6.250%, 11/01/34@	1,500	1,530,696
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,392,437
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	2,000	2,048,496
Vistra Operations Co. LLC, 144A 6.875%, 04/15/32@	1,500	1,568,209
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,398,759
		8,990,229
Electrical Components & Equipment — 1.0%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	1,200	1,215,123
Engineering & Construction — 1.3%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,556,798

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — 3.7%
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	$1,400	$1,404,663
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 144A 8.250%, 04/15/30@	1,500	1,548,312
Voyager Parent LLC, 144A 9.250%, 07/01/32@	1,500	1,559,741
		4,512,716
Environmental Control — 1.2%
Clean Harbors, Inc., 144A 6.375%, 02/01/31@	1,500	1,536,477
Healthcare Products — 2.9%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,080,084
Insulet Corp., 144A 6.500%, 04/01/33@	1,000	1,039,032
Medline Borrower LP, 144A 5.250%, 10/01/29@	1,500	1,488,134
		3,607,250
Healthcare Services — 8.2%
DaVita, Inc., 144A 6.750%, 07/15/33@	1,000	1,034,545
Encompass Health Corp. 4.750%, 02/01/30	2,000	1,971,718
LifePoint Health, Inc.
144A, 8.375%, 02/15/32@	1,500	1,598,771
144A, 10.000%, 06/01/32@	1,000	1,026,916
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,500	1,477,560
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	1,500	1,529,118
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,398,175
		10,036,803
Home Furnishings — 1.6%
Whirlpool Corp. 6.500%, 06/15/33	2,000	2,005,465
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 6.750%, 07/01/32@	1,000	1,014,021
Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,397,664
Leisure Time — 1.2%
Royal Caribbean Cruises Ltd., 144A 5.625%, 09/30/31@	1,500	1,511,694
	Par (000)	Value†

Lodging — 1.2%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	$1,500	$1,437,669
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	1,675	1,670,167
144A, 4.250%, 01/15/34@	2,000	1,780,450
Gray Media, Inc., 144A 10.500%, 07/15/29@	1,000	1,073,695
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,550	1,542,240
		6,066,552
Mining — 5.0%
Alumina Pty Ltd., 144A 6.375%, 09/15/32@	2,000	2,032,424
Capstone Copper Corp., 144A 6.750%, 03/31/33@	1,500	1,535,961
First Quantum Minerals Ltd., 144A 8.000%, 03/01/33@	1,500	1,538,464
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,062,933
		6,169,782
Oil & Gas — 11.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,500	1,526,442
Chord Energy Corp., 144A 6.750%, 03/15/33@	1,500	1,527,801
Civitas Resources, Inc., 144A 9.625%, 06/15/33@	1,500	1,538,051
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,500	1,502,541
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	956,184
Expand Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,857,581
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,024,137
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,577,925
Permian Resources Operating LLC, 144A 6.250%, 02/01/33@	1,500	1,513,803
Sunoco LP, 144A 7.250%, 05/01/32@	1,500	1,575,194
		14,599,659
Packaging and Containers — 3.7%
Crown Americas LLC, 144A 5.875%, 06/01/33@	1,500	1,509,907
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,497,416

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — (continued)
Trivium Packaging Finance BV, 144A 8.250%, 07/15/30@	$1,500	$1,586,201
		4,593,524
Pharmaceuticals — 2.0%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,092,450
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,352,277
		2,444,727
Pipelines — 2.9%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,975	1,987,115
Rockies Express Pipeline LLC, 144A 6.750%, 03/15/33@	1,500	1,564,896
		3,552,011
Real Estate Investment Trusts — 1.7%
MPT Operating Partnership LP/MPT Finance Corp., 144A 8.500%, 02/15/32@	1,000	1,045,778
RHP Hotel Properties LP/RHP Finance Corp., 144A 6.500%, 06/15/33@	1,000	1,028,746
		2,074,524
Retail — 2.3%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,500	1,547,952
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,344,251
		2,892,203
Software — 0.6%
Open Text Corp., 144A 6.900%, 12/01/27@	675	698,780
Telecommunications — 2.0%
Level 3 Financing, Inc., 144A 4.000%, 04/15/31@	1,000	855,000
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,570,267
		2,425,267
TOTAL CORPORATE BONDS (Cost $108,262,290)		111,179,344

LOAN AGREEMENTS‡ — 4.9%
Commercial Services — 0.8%
Albion Financing 3 SARL 0.000%, 08/16/29×	993	993,138
VT Topco, Inc. (1 M SOFR + 3.000%) 7.327%, 08/09/30•	4	0
		993,138
	Par (000)	Value†

Leisure Time — 1.2%
MajorDrive Holdings IV LLC 0.000%, 06/01/28×	$1,492	$1,461,145
Packaging and Containers — 0.0%
Clydesdale Acquisition Holdings, Inc. (1 M SOFR + 3.250%) 7.577%, 04/01/32•	2	1,669
Retail — 1.2%
EG America LLC (3 M SOFR + 4.250%) 8.583%, 02/07/28•	1,489	1,493,529
Telecommunications — 1.7%
Level 3 Financing, Inc. (1 M SOFR + 4.250%) 8.577%, 03/27/32•	2,000	2,020,420
TOTAL LOAN AGREEMENTS (Cost $5,821,392)		5,969,901
Number of Shares
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,502,088)	1,502,088	1,502,088
TOTAL INVESTMENTS — 96.9% (Cost $116,188,226)		$119,260,777
Other Assets & Liabilities — 3.1%		3,864,721
TOTAL NET ASSETS — 100.0%		$123,125,498

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $94,879,629, which represents 77.1% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
High Yield Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at June 30, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 6/30/2025††
United States	88%
Canada	6
Australia	3
Netherlands	1
Ireland	1
Luxembourg	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$609,444	$—	$609,444	$—
Common Stocks	—	—	—	—(1)
Preferred Stocks	—	—	—	—(1)
Corporate Bonds	111,179,344	—	111,179,344	—
Loan Agreements	5,969,901	—	5,969,901	—
Short-Term Investments	1,502,088	1,502,088	—	—
Total Investments	$119,260,777	$1,502,088	$117,758,689	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,713,684
Series 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	2,025,457
TOTAL ASSET BACKED SECURITIES (Cost $4,857,688)		4,739,141
	Number of Shares
COMMON STOCKS — 60.2%
Aerospace & Defense — 0.9%
L3Harris Technologies, Inc.	8,300	2,081,972
Lockheed Martin Corp.	16,403	7,596,885
Northrop Grumman Corp.	17,500	8,749,650
RTX Corp.	206,772	30,192,848
		48,621,355
Auto Parts & Equipment — 1.1%
Aurora Innovation, Inc.*	10,359,138	54,281,883
Banks — 0.2%
Morgan Stanley	61,274	8,631,056
Beverages — 0.2%
Keurig Dr Pepper, Inc.††	136,800	4,522,608
PepsiCo, Inc.	60,200	7,948,808
		12,471,416
Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc.*	47,207	15,393,731
Biogen, Inc.*,††	8,876	1,114,737
BioNTech S.E., ADR*	72,409	7,709,386
Cytokinetics, Inc.*	189,560	6,263,062
		30,480,916
Building Materials — 0.5%
Vulcan Materials Co.	97,200	25,351,704
Computers — 1.3%
Apple, Inc.	331,430	67,999,493
Diversified Financial Services — 1.3%
Cboe Global Markets, Inc.	8,100	1,889,001
CME Group, Inc.	26,300	7,248,806
Intercontinental Exchange, Inc.	30,358	5,569,782
Mastercard, Inc., Class A††	37,553	21,102,533
Visa, Inc., Class A††	85,456	30,341,153
		66,151,275
Electric — 3.7%
Alliant Energy Corp.	25,900	1,566,173
Ameren Corp.	701,157	67,339,118
American Electric Power Co., Inc.	38,200	3,963,632
CenterPoint Energy, Inc.	2,308,579	84,817,193
DTE Energy Co.	175,900	23,299,714
Duke Energy Corp.	22,000	2,596,000
Exelon Corp.	109,400	4,750,148
	Number of Shares	Value†

Electric — (continued)
WEC Energy Group, Inc.	35,600	$3,709,520
		192,041,498
Electronics — 2.0%
Amphenol Corp., Class A	786,235	77,640,706
Fortive Corp.††	362,064	18,874,396
Ralliant Corp.*	118,000	5,721,820
		102,236,922
Environmental Control — 0.6%
Veralto Corp.	222,746	22,486,209
Waste Management, Inc.	35,600	8,145,992
		30,632,201
Gas — 1.6%
NiSource, Inc.	2,008,211	81,011,232
Healthcare Products — 5.0%
Abbott Laboratories	406,508	55,289,153
Avantor, Inc.*	548,873	7,387,831
Danaher Corp.	334,251	66,027,943
GE HealthCare Technologies, Inc.	57,300	4,244,211
Hologic, Inc.*	253,502	16,518,190
Revvity, Inc.	1,109,953	107,354,654
		256,821,982
Healthcare Services — 1.1%
The Cigna Group.	68,400	22,611,672
UnitedHealth Group, Inc.	106,985	33,376,110
		55,987,782
Insurance — 0.9%
Aon PLC, Class A	15,400	5,494,104
Marsh & McLennan Cos., Inc.	16,000	3,498,240
Willis Towers Watson PLC	114,739	35,167,503
		44,159,847
Internet — 7.6%
Alphabet, Inc., Class A	435,565	76,759,620
Amazon.com, Inc.*,††	988,230	216,807,779
Meta Platforms, Inc., Class A	127,622	94,196,522
		387,763,921
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	113,527	30,236,781
Machinery — Diversified — 0.6%
Ingersoll Rand, Inc.	339,243	28,218,233
Miscellaneous Manufacturing — 0.1%
Teledyne Technologies, Inc.*	14,688	7,524,809
Oil & Gas — 1.4%
Canadian Natural Resources Ltd.	2,349,688	73,780,203
Pharmaceuticals — 5.4%
AbbVie, Inc.	62,800	11,656,936
Ascendis Pharma A/S, ADR*	23,146	3,995,000
Becton Dickinson & Co.††	807,393	139,073,444
Cardinal Health, Inc.	41,179	6,918,072
Cencora, Inc.	29,200	8,755,620

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Eli Lilly & Co.	48,500	$37,807,205
Johnson & Johnson	33,400	5,101,850
McKesson Corp.	87,128	63,845,656
		277,153,783
Private Equity — 0.1%
KKR & Co., Inc.	53,863	7,165,395
Retail — 2.1%
Ferguson Enterprises, Inc.	133,191	29,002,340
Starbucks Corp.††	521,118	47,750,043
Yum! Brands, Inc.††	218,946	32,443,418
		109,195,801
Semiconductors — 5.9%
Advanced Micro Devices, Inc.*,††	634,603	90,050,166
Analog Devices, Inc.	81,100	19,303,422
ASML Holding N.V.	13,309	10,665,700
NVIDIA Corp.††	1,152,452	182,075,891
		302,095,179
Software — 15.4%
ANSYS, Inc.*	2,360	828,879
Autodesk, Inc.*	160,576	49,709,512
Intuit, Inc.	69,237	54,533,138
Microsoft Corp.††	682,784	339,623,590
PTC, Inc.*	664,592	114,535,785
Roper Technologies, Inc.††	242,738	137,593,608
Salesforce, Inc.††	100,803	27,487,970
Workday, Inc., Class A*	268,056	64,333,440
		788,645,922
TOTAL COMMON STOCKS (Cost $2,618,690,899)		3,088,660,589

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
American Tower Corp.	27,400	6,055,948
SBA Communications Corp.	15,800	3,710,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,356,192)		9,766,420

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.5%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	26,017,930
Electric — 0.0%
CMS Energy Corp., 2078	39,004	859,258
TOTAL PREFERRED STOCKS (Cost $22,061,337)		26,877,188
	Par (000)	Value†
CORPORATE BONDS — 7.4%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	$2,710,037
4.875%, 01/15/29	528	521,946
3.625%, 01/15/31	435	401,826
		3,633,809
Aerospace & Defense — 0.6%
TransDigm, Inc.
4.625%, 01/15/29	3,235	3,171,978
144A, 6.375%, 03/01/29@	9,870	10,115,654
144A, 7.125%, 12/01/31@	6,846	7,171,404
144A, 6.625%, 03/01/32@	11,451	11,859,034
		32,318,070
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,362,317
Service Corp. International
4.625%, 12/15/27	479	475,248
3.375%, 08/15/30	2,557	2,349,739
5.750%, 10/15/32	2,818	2,846,825
		9,034,129
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 4.000%, 07/01/29@	2,064	1,979,056
5.950%, 08/04/33	2,469	2,530,288
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	540,241
		5,049,585
Entertainment — 0.7%
Six Flags Entertainment Corp.
144A, 7.000%, 07/01/25@	1,844	1,844,000
144A, 5.500%, 04/15/27@	10,244	10,222,252
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	8,262	8,252,239
6.500%, 10/01/28	5,484	5,560,370
5.250%, 07/15/29	2,749	2,692,277
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	3,481	3,596,166
VAIL RESORTS, Inc., 144A 5.625%, 07/15/30@	1,555	1,560,831
		33,728,135
Healthcare Products — 0.3%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	11,785	11,571,623
144A, 3.875%, 11/01/29@	3,940	3,729,614
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,186,194
		17,487,431
Healthcare Services — 0.2%
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,356,330
144A, 6.500%, 05/15/30@	2,589	2,668,627

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	$2,233	$2,276,347
		9,301,304
Insurance — 2.1%
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,339,551
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,567,612
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	7,653	7,559,900
HUB International Ltd.
144A, 5.625%, 12/01/29@	4,462	4,462,477
144A, 7.250%, 06/15/30@	45,014	47,022,533
144A, 7.375%, 01/31/32@	26,096	27,304,987
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	1,256	1,214,766
144A, 5.875%, 08/01/32@	4,122	4,154,420
USI, Inc., 144A 7.500%, 01/15/32@	11,814	12,462,057
		109,088,303
Leisure Time — 0.0%
Life Time, Inc., 144A 6.000%, 11/15/31@	1,104	1,121,609
Lodging — 0.9%
Hilton Domestic Operating Co., Inc.
144A, 5.750%, 05/01/28@	10,025	10,045,872
144A, 5.875%, 04/01/29@	3,928	4,012,595
144A, 3.750%, 05/01/29@	8,034	7,700,149
4.875%, 01/15/30	7,217	7,184,228
144A, 4.000%, 05/01/31@	7,522	7,079,165
144A, 3.625%, 02/15/32@	9,028	8,177,644
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	3,206	3,202,387
		47,402,040
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,739,342
144A, 5.125%, 05/01/27@	26,233	26,157,310
		27,896,652
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,508,910
Real Estate Investment Trusts — 0.5%
Crown Castle, Inc. 4.900%, 09/01/29	2,512	2,534,037
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,367,797
3.125%, 02/01/29	9,983	9,429,374
	Par (000)	Value†

Real Estate Investment Trusts — (continued)
SBA Tower Trust, 144A 6.599%, 11/15/52@	$256	$263,060
VICI Properties LP 5.750%, 04/01/34	2,586	2,644,293
		23,238,561
Retail — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,732,129
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,071,291
3.625%, 03/15/31	4,955	4,573,670
4.625%, 01/31/32	8,583	8,262,633
5.375%, 04/01/32	7,196	7,200,648
6.875%, 11/15/37	3,145	3,382,042
5.350%, 11/01/43	7,809	7,461,699
		43,684,112
Software — 0.2%
Capstone Borrower, Inc.
144A, 8.000%, 06/15/30@	237	247,275
Series jun, 144A, 8.000%, 06/15/30@	2,086	2,170,948
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	2,824	2,888,088
Fair Isaac Corp., 144A 6.000%, 05/15/33@	2,050	2,070,406
PTC, Inc., 144A 4.000%, 02/15/28@	3,162	3,062,769
Workday, Inc. 3.800%, 04/01/32	2,337	2,195,922
		12,635,408
TOTAL CORPORATE BONDS (Cost $370,302,760)		381,128,058

LOAN AGREEMENTS‡ — 9.5%
Aerospace & Defense — 0.4%
TransDigm, Inc.
(3 M SOFR + 2.750%), 7.046%, 08/24/28•	8,308	8,334,947
(3 M SOFR + 2.750%), 7.046%, 03/22/30•	12,835	12,877,946
		21,212,893
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 3.500%) 7.830%, 08/26/31•	14,114	14,100,361
Commercial Services — 0.1%
Mister Car Wash Holdings, Inc. (1 M SOFR + 2.500%) 6.827%, 03/21/31•	2,485	2,487,401

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Commercial Services — (continued)
TransUnion Intermediate Holdings, Inc. (1 M SOFR + 1.850%) 6.177%, 11/16/26•	$1,012	$1,012,642
		3,500,043
Diversified Financial Services — 0.4%
Cpi Holdco B LLC
0.000%, 05/17/31×	2,598	2,588,907
(1 M SOFR + 2.250%), 6.577%, 05/19/31•	10,794	10,780,508
Mariner Wealth Advisors LLC
0.000%, 08/18/28×	3,187	3,193,824
(3 M SOFR + 2.500%), 6.796%, 12/18/30•	4,356	4,365,060
		20,928,299
Environmental Control — 0.8%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.429%, 10/21/28•	6,874	8,087,102
(1 M SOFR + 3.000%), 7.327%, 10/21/28•	31,835	31,944,749
		40,031,851
Healthcare Products — 0.0%
Avantor Funding, Inc. (1 M SOFR + 2.100%) 6.427%, 11/08/27•	70	70,529
Healthcare Services — 0.4%
ADMI Corp.
(1 M SOFR + 3.489%), 7.816%, 12/23/27•	582	549,538
(1 M SOFR + 3.864%), 8.191%, 12/23/27•	1,767	1,680,955
Loire US Holdco 1, Inc. (1 M SOFR + 4.000%) 8.327%, 01/31/30(1),•	19,818	19,867,222
		22,097,715
Insurance — 3.1%
AmWINS Group, Inc. (1 M SOFR + 2.250%) 6.577%, 01/30/32•	33,799	33,804,875
Broadstreet Partners, Inc. (1 M SOFR + 3.000%) 7.327%, 06/13/31•	32,398	32,429,625
HUB International Ltd. (3 M SOFR + 2.497%) 6.769%, 06/20/30•	66,896	67,080,954
USI, Inc.
(3 M SOFR + 2.250%), 6.546%, 11/22/29•	13,182	13,155,221
(3 M SOFR + 2.250%), 6.546%, 09/27/30•	13,324	13,278,715
		159,749,390
	Par (000)	Value†

Lodging — 0.5%
Four Seasons Hotels Ltd. (1 M SOFR + 1.750%) 6.077%, 11/30/29•	$743	$746,424
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 6.069%, 11/08/30•	19,717	19,775,615
Wyndham Hotels & Resorts, Inc. (1 M SOFR + 1.750%) 6.077%, 05/24/30•	2,891	2,900,824
		23,422,863
Real Estate Investment Trusts — 0.3%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 6.080%, 01/25/31•	13,058	13,069,085
Retail — 0.1%
IRB Holding Corp. (1 M SOFR + 2.500%) 6.827%, 12/15/27•	7,775	7,772,519
Semiconductors — 0.3%
Icon Parent, Inc.
(3 M SOFR + 3.000%), 7.205%, 11/13/31•	11,906	11,915,125
(3 M SOFR + 5.000%), 9.205%, 11/12/32•	4,676	4,711,372
		16,626,497
Software — 2.8%
Applied Systems, Inc.
(3 M SOFR + 2.500%), 6.796%, 02/24/31•	53,484	53,684,507
(3 M SOFR + 4.500%), 8.796%, 02/23/32•	7,839	8,021,376
Ascend Learning LLC 0.000%, 12/11/28×	5,051	5,047,661
AthenaHealth Group, Inc. (1 M SOFR + 2.750%) 7.077%, 02/15/29•	7,536	7,524,356
Azalea TopCo, Inc. (1 M SOFR + 3.250%) 7.577%, 04/30/31•	9,926	9,938,400
Ccc Intelligent Solutions, Inc. (1 M SOFR + 2.000%) 6.327%, 01/23/32•	4,495	4,494,480
Ellucian Holdings, Inc. (1 M SOFR + 3.000%) 7.327%, 10/09/29•	8,496	8,511,679
Epicor Software Corp. (1 M SOFR + 2.750%) 7.077%, 05/30/31•	13,003	13,029,373
Informatica LLC (1 M SOFR + 2.250%) 6.577%, 10/27/28•	4,425	4,440,428
Quartz AcquireCo LLC (3 M SOFR + 2.250%) 6.546%, 06/28/30•	3,192	3,200,603

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
Storable, Inc. (1 M SOFR + 3.250%) 7.577%, 04/17/31•	$8,545	$8,529,141
UKG, Inc. (1 M SOFR + 3.000%) 7.311%, 02/10/31•	15,891	15,946,586
		142,368,590
TOTAL LOAN AGREEMENTS (Cost $482,908,624)		484,950,635

U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Notes
4.000%, 02/28/30	220,089	222,195,320
4.000%, 03/31/30	128,668	129,839,079
3.875%, 04/30/30	169,392	170,027,220
4.000%, 05/31/30	186,069	187,842,470
3.875%, 06/30/30	20,960	21,036,963
TOTAL U.S. TREASURY OBLIGATIONS (Cost $724,246,153)		730,941,052
Number of Shares
SHORT-TERM INVESTMENTS — 8.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)	13,503,619	13,503,619
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.410%)	412,019,713	412,019,712
TOTAL SHORT-TERM INVESTMENTS (Cost $425,523,332)		425,523,331
TOTAL INVESTMENTS — 100.5% (Cost $4,656,946,985)		$5,152,586,414
Other Assets & Liabilities — (0.5)%		(25,224,300)
TOTAL NET ASSETS — 100.0%		$5,127,362,114
Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(8,420,787))	13,318	$(11,477,194)

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $281,866,545, which represents 5.5% of the Fund’s net assets.
*	Non-income producing security.
††	At June 30, 2025, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $26,017,930 which represented 0.5% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$26,017,930
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at June 30, 2025. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
×	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Asset Backed Securities	$4,739,141	$—	$4,739,141	$—
Common Stocks	3,088,660,589	3,088,660,589	—	—
Real Estate Investment Trusts	9,766,420	9,766,420	—	—
Preferred Stocks
Auto Manufacturers	26,017,930	—	—	26,017,930
Electric	859,258	859,258	—	—
Total Preferred Stocks	26,877,188	859,258	—	26,017,930
Corporate Bonds	381,128,058	—	381,128,058	—
Loan Agreements	484,950,635	—	465,083,413	19,867,222
U.S. Treasury Obligations	730,941,052	—	730,941,052	—
Short-Term Investments	425,523,331	425,523,331	—	—
Total Investments	$5,152,586,414	$3,524,809,598	$1,581,891,664	$45,885,152
LIABILITIES TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Other Financial Instruments(1)
Written Options	$(11,477,194)	$(11,477,194)	$—	$—
Total Liabilities—Other Financial Instruments	$(11,477,194)	$(11,477,194)	$—	$—
(1)	Other financial instruments are derivative instruments with the exception of an unfunded loan commitment not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options which are reported at their fair value at period end.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open written options contracts held by the Fund at June 30, 2025 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories,(1)	493	$6,409,000	$130	01/16/26	$(601,460)
Abbott Laboratories,(1)	244	3,538,000	145	01/16/26	(129,320)
AbbVie, Inc.,(1)	329	6,415,500	195	01/16/26	(315,840)
AbbVie, Inc.,(1)	299	6,279,000	210	01/16/26	(152,490)
Alliant Energy Corp.,(6)	259	1,748,250	68	07/18/25	(10,101)
American Electric Power Co., Inc.,(4)	219	2,409,000	110	01/16/26	(68,328)
American Electric Power Co., Inc.,(4)	163	1,874,500	115	01/16/26	(19,560)
American Tower Corp.,(4)	274	5,754,000	210	01/16/26	(580,332)
Aon PLC,(7)	72	2,808,000	390	12/19/25	(63,360)
Aon PLC,(7)	82	3,526,000	430	12/19/25	(2,788)
Becton Dickinson & Co.,(4)	114	2,907,000	255	09/19/25	(1,596)
Cardinal Health, Inc.,(2)	411	5,754,000	140	01/16/26	(1,286,430)
Cboe Global Markets, Inc.,(2)	81	1,863,000	230	01/16/26	(149,850)
Cencora, Inc.,(6)	165	4,290,000	260	01/16/26	(806,850)
Cencora, Inc.,(6)	127	3,429,000	270	01/16/26	(519,430)
CenterPoint Energy, Inc.,(1)	1,304	4,564,000	35	12/19/25	(384,680)
CME Group, Inc.,(2)	110	2,750,000	250	01/16/26	(374,000)
CME Group, Inc.,(2)	153	4,131,000	270	01/16/26	(313,650)
Danaher Corp.,(6)	288	9,504,000	330	01/16/26	(24,480)
DTE Energy Co.,(7)	427	5,764,500	135	07/18/25	(38,430)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Duke Energy Corp.,(6)	219	$2,628,000	$120	01/16/26	$(122,640)
Exelon Corp.,(6)	822	3,699,000	45	01/16/26	(147,960)
Exelon Corp.,(6)	272	1,278,400	47	01/16/26	(28,560)
GE HealthCare Technologies, Inc.,(7)	299	2,915,250	98	01/16/26	(25,415)
GE HealthCare Technologies, Inc.,(7)	274	2,740,000	100	01/16/26	(20,550)
Intercontinental Exchange, Inc.,(4)	165	2,722,500	165	01/16/26	(409,200)
Intercontinental Exchange, Inc.,(4)	135	2,497,500	185	01/16/26	(152,550)
Johnson & Johnson,(7)	334	5,678,000	170	01/16/26	(68,470)
Keurig Dr Pepper, Inc.,(6)	1,368	4,788,000	35	01/16/26	(177,840)
L3Harris Technologies, Inc.,(7)	83	1,909,000	230	12/19/25	(236,550)
Lockheed Martin Corp.,(1)	65	3,250,000	500	01/16/26	(124,150)
Lockheed Martin Corp.,(1)	99	5,148,000	520	01/16/26	(134,640)
Marsh & McLennan Cos., Inc.,(2)	160	4,000,000	250	12/19/25	(39,200)
Mastercard, Inc.,(2)	109	6,322,000	580	01/16/26	(361,880)
Mastercard, Inc.,(2)	54	3,348,000	620	01/16/26	(85,320)
McKesson Corp.,(4)	41	2,706,000	660	01/16/26	(432,550)
McKesson Corp.,(4)	40	2,720,000	680	01/16/26	(364,400)
Northrop Grumman Corp.,(3)	65	3,445,000	530	01/16/26	(154,700)
Northrop Grumman Corp.,(3)	110	6,160,000	560	01/16/26	(156,200)
PepsiCo, Inc.,(3)	273	4,368,000	160	01/16/26	(51,051)
PepsiCo, Inc.,(3)	329	5,428,500	165	01/16/26	(43,757)
RTX Corp.,(4)	403	5,642,000	140	01/16/26	(582,335)
SBA Communications Corp.,(5)	158	3,634,000	230	12/19/25	(270,180)
Starbucks Corp.,(7)	235	2,937,500	125	01/16/26	(24,675)
Visa, Inc.,(4)	164	5,904,000	360	01/16/26	(405,080)
Visa, Inc.,(4)	178	6,942,000	390	01/16/26	(209,150)
Waste Management, Inc.,(5)	274	6,302,000	230	01/16/26	(358,940)
Waste Management, Inc.,(5)	82	2,050,000	250	01/16/26	(44,116)
WEC Energy Group, Inc.,(5)	220	2,420,000	110	12/19/25	(54,780)
WEC Energy Group, Inc.,(5)	136	1,564,000	115	12/19/25	(18,360)
Willis Towers Watson PLC,(6)	98	3,528,000	360	07/18/25	(2,940)
Yum! Brands, Inc.,(7)	192	2,784,000	145	01/16/26	(216,960)
Yum! Brands, Inc.,(7)	248	3,968,000	160	01/16/26	(109,120)
Total Written Options					$(11,477,194)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.3%
Penn Series Index 500 Fund* (Cost $23,100,739)	848,703	$47,807,421

AFFILIATED FIXED INCOME FUNDS — 39.3%
Penn Series Quality Bond Fund* (Cost $29,911,622)	1,837,290	31,123,702

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $357,475)	357,475	357,475
TOTAL INVESTMENTS — 100.0% (Cost $53,369,836)		$79,288,598
Other Assets & Liabilities — (0.0)%		(21,067)
TOTAL NET ASSETS — 100.0%		$79,267,531

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$47,807,421	$47,807,421	$—	$—
Affiliated Fixed Income Funds	31,123,702	31,123,702	—	—
Short-Term Investments	357,475	357,475	—	—
Total Investments	$79,288,598	$79,288,598	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 100.6%
Aerospace & Defense — 2.9%
General Electric Co.	20,234	$5,208,029
The Boeing Co.*	17,412	3,648,337
TransDigm Group, Inc.	1,270	1,931,213
		10,787,579
Auto Manufacturers — 2.7%
Ferrari N.V.	6,640	3,258,514
Tesla, Inc.*	21,278	6,759,169
		10,017,683
Biotechnology — 0.7%
Argenx S.E., ADR*	4,818	2,655,778
Chemicals — 0.7%
Linde PLC	5,811	2,726,405
Commercial Services — 0.6%
Adyen N.V.@,*	1,085	1,992,643
Computers — 8.5%
Apple, Inc.	144,837	29,716,207
Crowdstrike Holdings, Inc., Class A*	3,560	1,813,144
		31,529,351
Diversified Financial Services — 6.5%
Ares Management Corp., Class A	8,688	1,504,761
Mastercard, Inc., Class A	15,105	8,488,104
The Charles Schwab Corp.	33,511	3,057,544
Visa, Inc., Class A	30,823	10,943,706
		23,994,115
Electronics — 1.4%
Amphenol Corp., Class A	38,539	3,805,726
Keysight Technologies, Inc.*	7,764	1,272,209
		5,077,935
Healthcare Products — 3.5%
Danaher Corp.	9,785	1,932,929
Intuitive Surgical, Inc.*	11,360	6,173,138
Natera, Inc.*	11,254	1,901,251
Stryker Corp.	6,277	2,483,369
Thermo Fisher Scientific, Inc.	705	285,849
		12,776,536
Healthcare Services — 0.9%
The Cigna Group.	3,845	1,271,080
UnitedHealth Group, Inc.	6,615	2,063,682
		3,334,762
Internet — 25.1%
Alphabet, Inc., Class A	70,462	12,417,518
Alphabet, Inc., Class C	11,666	2,069,432
Amazon.com, Inc.*	127,093	27,882,933
Booking Holdings, Inc.	453	2,622,526
Coupang, Inc.*	89,687	2,687,023
DoorDash, Inc., Class A*	9,901	2,440,696
MercadoLibre, Inc.*	1,213	3,170,333
Meta Platforms, Inc., Class A	27,226	20,095,238
Netflix, Inc.*	9,111	12,200,813
Shopify, Inc., Class A*	31,002	3,576,081
	Number of Shares	Value†

Internet — (continued)
Spotify Technology S.A.*	4,441	$3,407,757
		92,570,350
Machinery — Diversified — 0.4%
Rockwell Automation, Inc.	4,820	1,601,059
Miscellaneous Manufacturing — 0.3%
Teledyne Technologies, Inc.*	1,718	880,149
Pharmaceuticals — 2.4%
Eli Lilly & Co.	11,466	8,938,091
Retail — 2.2%
Carvana Co.*	9,841	3,316,023
Chipotle Mexican Grill, Inc.*	51,238	2,877,014
Floor & Decor Holdings, Inc., Class A*	11,867	901,417
Wingstop, Inc.	3,412	1,148,957
		8,243,411
Semiconductors — 19.2%
ASML Holding N.V.	1,964	1,573,930
Broadcom, Inc.	63,885	17,609,900
NVIDIA Corp.	296,915	46,909,601
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,225	4,580,760
		70,674,191
Software — 22.6%
AppLovin Corp., Class A*	7,605	2,662,358
Duolingo, Inc.*	3,492	1,431,790
Fiserv, Inc.*	7,351	1,267,386
HubSpot, Inc.*	3,525	1,962,121
Intuit, Inc.	7,326	5,770,177
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	98,969	49,228,170
Monday.com Ltd.*	870	273,598
Oracle Corp.	7,388	1,615,238
Roper Technologies, Inc.	4,520	2,562,117
Samsara, Inc., Class A*	32,202	1,280,996
ServiceNow, Inc.*	7,312	7,517,321
Snowflake, Inc., Class A*	18,106	4,051,580
Stripe, Inc., Class B(1),*,#	8,608	305,584
Synopsys, Inc.*	6,942	3,559,024
		83,487,460
TOTAL COMMON STOCKS (Cost $192,159,253)		371,287,498

PREFERRED STOCKS — 0.1%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	395,935
Electronics — 0.0%
GM Cruise, Class F, CONV(1),*,#	27,200	27,200
TOTAL PREFERRED STOCKS (Cost $817,286)		423,135

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Growth Stock Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)	1,081,036	$1,081,036
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.410%)	1,556,779	1,556,779
TOTAL SHORT-TERM INVESTMENTS (Cost $2,637,815)		2,637,815
TOTAL INVESTMENTS — 101.4% (Cost $195,614,354)		$374,348,448
Other Assets & Liabilities — (1.4)%		(5,071,731)
TOTAL NET ASSETS — 100.0%		$369,276,717

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,992,643, which represents 0.5% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $728,719 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
GM Cruise, Class F	05/07/19	$496,400	$27,200
Magic Leap, Inc., Class A	01/20/16	657,500	0
Stripe, Inc., Class B	12/17/19	135,060	305,584
Waymo LLC, Series A-2	05/08/20	320,886	395,935
Total		$1,609,846	$728,719
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Country Weightings as of 6/30/2025††
United States	93%
Netherlands	2
Taiwan	1
Canada	1
Sweden	1
Italy	1
Uruguay	1
Total	100%
††	% of total investments as of June 30, 2025.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Growth Stock Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$10,787,579	$10,787,579	$—	$—
Auto Manufacturers	10,017,683	6,759,169	3,258,514	—
Biotechnology	2,655,778	2,655,778	—	—
Chemicals	2,726,405	2,726,405	—	—
Commercial Services	1,992,643	—	1,992,643	—
Computers	31,529,351	31,529,351	—	—
Diversified Financial Services	23,994,115	23,994,115	—	—
Electronics	5,077,935	5,077,935	—	—
Healthcare Products	12,776,536	12,776,536	—	—
Healthcare Services	3,334,762	3,334,762	—	—
Internet	92,570,350	92,570,350	—	—
Machinery — Diversified	1,601,059	1,601,059	—	—
Miscellaneous Manufacturing	880,149	880,149	—	—
Pharmaceuticals	8,938,091	8,938,091	—	—
Retail	8,243,411	8,243,411	—	—
Semiconductors	70,674,191	70,674,191	—	—
Software	83,487,460	83,181,876	—	305,584
Total Common Stocks	371,287,498	365,730,757	5,251,157	305,584
Preferred Stocks	423,135	—	—	423,135
Short-Term Investments	2,637,815	2,637,815	—	—
Total Investments	$374,348,448	$368,368,572	$5,251,157	$728,719
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.8%
Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton S.E.	1,291	$675,683
NIKE, Inc., Class B	9,897	703,083
		1,378,766
Auto Parts & Equipment — 0.7%
Aptiv PLC*	6,895	470,377
Beverages — 1.5%
PepsiCo, Inc.	8,304	1,096,460
Chemicals — 1.1%
The Sherwin-Williams Co.	2,333	801,059
Commercial Services — 3.6%
Moody's Corp.	1,901	953,523
TransUnion	18,571	1,634,248
		2,587,771
Computers — 8.1%
Accenture PLC, Class A	6,921	2,068,618
Apple, Inc.	16,192	3,322,112
Gartner, Inc.*	990	400,178
		5,790,908
Cosmetics & Personal Care — 2.2%
L'Oreal S.A.	1,631	698,645
The Estee Lauder Cos., Inc., Class A	11,074	894,779
		1,593,424
Distribution & Wholesale — 0.9%
Pool Corp.	2,069	603,072
Diversified Financial Services — 8.4%
Brookfield Asset Management Ltd., Class A	13,273	734,632
CME Group, Inc.	2,058	567,226
Mastercard, Inc., Class A	1,752	984,519
The Charles Schwab Corp.	9,621	877,820
Visa, Inc., Class A	7,954	2,824,068
		5,988,265
Electric — 2.0%
CMS Energy Corp.	20,707	1,434,581
Electrical Components & Equipment — 3.2%
Eaton Corp. PLC	4,534	1,618,593
Schneider Electric S.E.	2,445	656,445
		2,275,038
Electronics — 6.9%
Amphenol Corp., Class A	16,123	1,592,146
Hubbell, Inc.	3,853	1,573,604
Mettler-Toledo International, Inc.*	632	742,423
TE Connectivity PLC	5,817	981,153
		4,889,326
Food — 1.2%
McCormick & Co., Inc.	11,377	862,604
	Number of Shares	Value†

Healthcare Products — 7.4%
Agilent Technologies, Inc.	11,158	$1,316,756
Boston Scientific Corp.*	6,722	722,010
Danaher Corp.	5,036	994,811
STERIS PLC	6,520	1,566,234
Stryker Corp.	796	314,922
Thermo Fisher Scientific, Inc.	911	369,374
		5,284,107
Healthcare Services — 0.7%
ICON PLC*	3,239	471,113
Household Products & Wares — 2.2%
Church & Dwight Co., Inc.	15,879	1,526,131
Insurance — 3.4%
Aon PLC, Class A	4,494	1,603,279
Marsh & McLennan Cos., Inc.	3,714	812,029
		2,415,308
Internet — 4.0%
Alphabet, Inc., Class A	9,259	1,631,714
Tencent Holdings Ltd.	19,100	1,230,720
		2,862,434
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	3,362	895,435
Machinery — Diversified — 1.8%
Graco, Inc.	5,588	480,401
Otis Worldwide Corp.	8,010	793,150
		1,273,551
Media — 1.3%
The Walt Disney Co.	7,403	918,046
Pharmaceuticals — 1.5%
Becton Dickinson & Co.	6,269	1,079,835
Retail — 2.7%
Ross Stores, Inc.	6,632	846,111
Starbucks Corp.	3,415	312,916
The TJX Cos., Inc.	5,864	724,145
		1,883,172
Semiconductors — 9.7%
Analog Devices, Inc.	1,985	472,470
NVIDIA Corp.	28,722	4,537,789
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,273	1,420,772
Texas Instruments, Inc.	2,381	494,343
		6,925,374
Software — 19.3%
Fiserv, Inc.*	5,051	870,843
Microsoft Corp.	21,727	10,807,227
Salesforce, Inc.	6,029	1,644,048
Veeva Systems, Inc., Class A*	1,346	387,621
		13,709,739

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 0.8%
Canadian Pacific Kansas City Ltd.	7,520	$596,110
TOTAL COMMON STOCKS (Cost $49,182,431)		69,612,006

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified — 2.0%
American Tower Corp. (Cost $1,339,312)	6,435	1,422,264

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $337,450)	337,450	337,450
TOTAL INVESTMENTS — 100.3% (Cost $50,859,193)		$71,371,720
Other Assets & Liabilities — (0.3)%		(192,747)
TOTAL NET ASSETS — 100.0%		$71,178,973

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 6/30/2025††
United States	82%
Ireland	8
France	3
United Kingdom	2
Taiwan	2
China	2
Canada	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Apparel	$1,378,766	$703,083	$675,683	$—
Auto Parts & Equipment	470,377	470,377	—	—
Beverages	1,096,460	1,096,460	—	—
Chemicals	801,059	801,059	—	—
Commercial Services	2,587,771	2,587,771	—	—
Computers	5,790,908	5,790,908	—	—
Cosmetics & Personal Care	1,593,424	894,779	698,645	—
Distribution & Wholesale	603,072	603,072	—	—
Diversified Financial Services	5,988,265	5,988,265	—	—
Electric	1,434,581	1,434,581	—	—
Electrical Components & Equipment	2,275,038	1,618,593	656,445	—
Electronics	4,889,326	4,889,326	—	—
Food	862,604	862,604	—	—
Healthcare Products	5,284,107	5,284,107	—	—
Healthcare Services	471,113	471,113	—	—
Household Products & Wares	1,526,131	1,526,131	—	—
Insurance	2,415,308	2,415,308	—	—
Internet	2,862,434	1,631,714	1,230,720	—
Lodging	895,435	895,435	—	—
Machinery — Diversified	1,273,551	1,273,551	—	—
Media	918,046	918,046	—	—
Pharmaceuticals	1,079,835	1,079,835	—	—
Retail	1,883,172	1,883,172	—	—
Semiconductors	6,925,374	6,925,374	—	—
Software	13,709,739	13,709,739	—	—
Transportation	596,110	596,110	—	—
Total Common Stocks	69,612,006	66,350,513	3,261,493	—
Real Estate Investment Trusts	1,422,264	1,422,264	—	—
Short-Term Investments	337,450	337,450	—	—
Total Investments	$71,371,720	$68,110,227	$3,261,493	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Auto Manufacturers — 1.6%
Ferrari N.V.	4,295	$2,107,728
Beverages — 2.0%
The Coca-Cola Co.	39,233	2,775,735
Commercial Services — 4.6%
Equifax, Inc.	9,512	2,467,127
S&P Global, Inc.	5,131	2,705,525
Verisk Analytics, Inc.	3,334	1,038,541
		6,211,193
Computers — 6.0%
Apple, Inc.	39,611	8,126,989
Diversified Financial Services — 11.5%
Intercontinental Exchange, Inc.	27,378	5,023,042
Mastercard, Inc., Class A	7,421	4,170,157
Visa, Inc., Class A	18,286	6,492,444
		15,685,643
Environmental Control — 2.6%
Waste Connections, Inc.	18,848	3,519,298
Healthcare Products — 6.1%
Danaher Corp.	16,358	3,231,359
IDEXX Laboratories, Inc.*	2,143	1,149,377
Intuitive Surgical, Inc.*	4,673	2,539,355
The Cooper Cos., Inc.*	18,760	1,334,961
		8,255,052
Healthcare Services — 2.1%
UnitedHealth Group, Inc.	9,106	2,840,799
Internet — 15.2%
Alphabet, Inc., Class A	45,577	8,032,035
Alphabet, Inc., Class C	1,902	337,396
Amazon.com, Inc.*	31,861	6,989,985
Booking Holdings, Inc.	431	2,495,162
CDW Corp.	7,161	1,278,883
VeriSign, Inc.	5,495	1,586,956
		20,720,417
Real Estate — 1.7%
CoStar Group, Inc.*	28,530	2,293,812
Retail — 0.6%
The Home Depot, Inc.	2,209	809,908
Semiconductors — 14.9%
Broadcom, Inc.	4,471	1,232,431
NVIDIA Corp.	104,470	16,505,215
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,222	2,541,671
		20,279,317
Software — 27.2%
Autodesk, Inc.*	7,226	2,236,953
Broadridge Financial Solutions, Inc.	8,454	2,054,576
Intuit, Inc.	5,012	3,947,601
Microsoft Corp.	36,257	18,034,594
	Number of Shares	Value†

Software — (continued)
MSCI, Inc.	5,473	$3,156,498
Salesforce, Inc.	13,485	3,677,225
Synopsys, Inc.*	3,095	1,586,745
Veeva Systems, Inc., Class A*	7,792	2,243,940
		36,938,132
Telecommunications — 0.9%
Motorola Solutions, Inc.	3,054	1,284,085
Transportation — 1.1%
Old Dominion Freight Line, Inc.	9,319	1,512,474
TOTAL COMMON STOCKS (Cost $90,646,078)		133,360,582

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Diversified — 2.2%
Equinix, Inc. (Cost $3,094,758)	3,703	2,945,625

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $366,088)	366,088	366,088
TOTAL INVESTMENTS — 100.6% (Cost $94,106,924)		$136,672,295
Other Assets & Liabilities — (0.6)%		(779,522)
TOTAL NET ASSETS — 100.0%		$135,892,773

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
Country Weightings as of 6/30/2025††
United States	94%
Canada	3
Taiwan	2
Italy	1
Total	100%
††	% of total investments as of June 30, 2025.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Core Growth Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Auto Manufacturers	$2,107,728	$—	$2,107,728	$—
Beverages	2,775,735	2,775,735	—	—
Commercial Services	6,211,193	6,211,193	—	—
Computers	8,126,989	8,126,989	—	—
Diversified Financial Services	15,685,643	15,685,643	—	—
Environmental Control	3,519,298	3,519,298	—	—
Healthcare Products	8,255,052	8,255,052	—	—
Healthcare Services	2,840,799	2,840,799	—	—
Internet	20,720,417	20,720,417	—	—
Real Estate	2,293,812	2,293,812	—	—
Retail	809,908	809,908	—	—
Semiconductors	20,279,317	20,279,317	—	—
Software	36,938,132	36,938,132	—	—
Telecommunications	1,284,085	1,284,085	—	—
Transportation	1,512,474	1,512,474	—	—
Total Common Stocks	133,360,582	131,252,854	2,107,728	—
Real Estate Investment Trusts	2,945,625	2,945,625	—	—
Short-Term Investments	366,088	366,088	—	—
Total Investments	$136,672,295	$134,564,567	$2,107,728	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.5%
Curtiss-Wright Corp.	1,677	$819,298
RTX Corp.	33,725	4,924,525
		5,743,823
Agriculture — 3.7%
Philip Morris International, Inc.	32,962	6,003,369
Apparel — 0.8%
NIKE, Inc., Class B	18,161	1,290,157
Auto Manufacturers — 0.9%
PACCAR, Inc.	14,636	1,391,298
Auto Parts & Equipment — 1.1%
Allison Transmission Holdings, Inc.	10,387	986,661
BorgWarner, Inc.	23,193	776,502
		1,763,163
Banks — 8.0%
Citigroup, Inc.	36,590	3,114,541
JPMorgan Chase & Co.	23,423	6,790,562
Wells Fargo & Co.	37,946	3,040,233
		12,945,336
Biotechnology — 4.4%
Gilead Sciences, Inc.	26,964	2,989,499
Regeneron Pharmaceuticals, Inc.	5,822	3,056,550
United Therapeutics Corp.*	3,892	1,118,366
		7,164,415
Chemicals — 1.8%
CF Industries Holdings, Inc.	15,547	1,430,324
PPG Industries, Inc.	13,224	1,504,230
		2,934,554
Commercial Services — 2.8%
FTI Consulting, Inc.*	4,066	656,659
S&P Global, Inc.	7,218	3,805,979
		4,462,638
Computers — 2.1%
Accenture PLC, Class A	11,620	3,473,102
Diversified Financial Services — 1.3%
Mastercard, Inc., Class A	3,860	2,169,088
Electrical Components & Equipment — 1.7%
Generac Holdings, Inc.*	19,007	2,721,992
Electronics — 1.3%
Allegion PLC	7,693	1,108,715
nVent Electric PLC	12,610	923,683
		2,032,398
Environmental Control — 1.6%
Veralto Corp.	25,253	2,549,290
Food — 0.7%
Mondelez International, Inc., Class A	17,280	1,165,363
	Number of Shares	Value†

Healthcare Products — 2.2%
Agilent Technologies, Inc.	13,580	$1,602,576
GE HealthCare Technologies, Inc.	17,440	1,291,781
ResMed, Inc.	2,460	634,680
		3,529,037
Healthcare Services — 5.0%
Elevance Health, Inc.	9,079	3,531,368
HCA Healthcare, Inc.	5,028	1,926,227
Quest Diagnostics, Inc.	15,182	2,727,142
		8,184,737
Insurance — 7.9%
Axis Capital Holdings Ltd.	31,663	3,287,253
Berkshire Hathaway, Inc., Class B*	12,981	6,305,780
MetLife, Inc.	29,563	2,377,456
MGIC Investment Corp.	28,672	798,229
		12,768,718
Internet — 0.9%
Uber Technologies, Inc.*	16,510	1,540,383
Investment Companies — 0.6%
Blackstone Secured Lending Fund	32,544	1,000,728
Iron & Steel — 0.9%
Steel Dynamics, Inc.	11,205	1,434,352
Machinery — Diversified — 2.7%
Cactus, Inc., Class A	12,280	536,882
Otis Worldwide Corp.	15,210	1,506,094
Westinghouse Air Brake Technologies Corp.	11,385	2,383,450
		4,426,426
Media — 3.0%
Comcast Corp., Class A	55,015	1,963,485
The Walt Disney Co.	23,440	2,906,795
		4,870,280
Miscellaneous Manufacturing — 0.5%
Carlisle Cos., Inc.	2,050	765,470
Office & Business Equipment — 0.5%
Zebra Technologies Corp., Class A*	2,674	824,555
Oil & Gas — 5.5%
Chevron Corp.	13,160	1,884,380
ConocoPhillips	19,228	1,725,521
EOG Resources, Inc.	34,081	4,076,428
Phillips 66	9,792	1,168,186
		8,854,515
Pharmaceuticals — 6.4%
Cencora, Inc.	9,219	2,764,317
Johnson & Johnson	38,161	5,829,093
Roche Holding AG, ADR	43,960	1,791,810
		10,385,220
Real Estate — 0.2%
Jones Lang LaSalle, Inc.*	1,270	324,841

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 10.4%
Casey's General Stores, Inc.	3,791	$1,934,433
Dick's Sporting Goods, Inc.	11,009	2,177,690
Lowe's Cos., Inc.	6,100	1,353,407
Lululemon Athletica, Inc.*	2,176	516,974
MSC Industrial Direct Co., Inc., Class A	12,992	1,104,580
Ross Stores, Inc.	12,622	1,610,315
Starbucks Corp.	10,608	972,011
Ulta Beauty, Inc.*	4,367	2,042,970
Walmart, Inc.	52,160	5,100,205
		16,812,585
Semiconductors — 4.5%
Lam Research Corp.	8,617	838,779
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,659	2,414,157
Texas Instruments, Inc.	19,561	4,061,255
		7,314,191
Software — 4.3%
Electronic Arts, Inc.	14,406	2,300,638
Fiserv, Inc.*	19,982	3,445,097
Nice Ltd., ADR*	7,660	1,293,850
		7,039,585
Telecommunications — 2.0%
AT&T, Inc.	74,450	2,154,583
Cisco Systems, Inc.	15,070	1,045,557
		3,200,140
Transportation — 2.4%
CSX Corp.	55,110	1,798,239
J.B. Hunt Transport Services, Inc.	11,181	1,605,592
Landstar System, Inc.	3,070	426,791
		3,830,622
TOTAL COMMON STOCKS (Cost $130,454,337)		154,916,371

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Storage & Warehousing — 1.0%
Public Storage (Cost $1,477,465)	5,457	1,601,193

SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $4,973,643)	4,973,643	4,973,643
TOTAL INVESTMENTS — 99.7% (Cost $136,905,445)		$161,491,207
Other Assets & Liabilities — 0.3%		512,457
TOTAL NET ASSETS — 100.0%		$162,003,664

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 6/30/2025††
United States	91%
Ireland	3
Bermuda	2
Taiwan	1
Switzerland	1
Israel	1
United Kingdom	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$154,916,371	$154,916,371	$—	$—
Real Estate Investment Trusts	1,601,193	1,601,193	—	—
Short-Term Investments	4,973,643	4,973,643	—	—
Total Investments	$161,491,207	$161,491,207	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 95.6%
Banks — 7.9%
Bank of America Corp.	92,480	$4,376,153
The Goldman Sachs Group, Inc.	2,310	1,634,902
Wells Fargo & Co.	48,383	3,876,446
		9,887,501
Biotechnology — 1.1%
Gilead Sciences, Inc.	12,101	1,341,638
Building Materials — 1.6%
Johnson Controls International PLC	19,258	2,034,030
Chemicals — 1.8%
Linde PLC	4,911	2,304,143
Commercial Services — 1.3%
Robert Half, Inc.	38,922	1,597,748
Distribution & Wholesale — 0.5%
Pool Corp.	1,923	560,516
Diversified Financial Services — 5.0%
Cboe Global Markets, Inc.	3,812	888,996
Interactive Brokers Group, Inc., Class A	22,838	1,265,454
The Charles Schwab Corp.	37,438	3,415,843
Tradeweb Markets, Inc., Class A	5,162	755,717
		6,326,010
Electric — 5.6%
CMS Energy Corp.	24,135	1,672,073
Exelon Corp.	19,804	859,890
NextEra Energy, Inc.	40,065	2,781,312
Sempra	23,043	1,745,968
		7,059,243
Electrical Components & Equipment — 1.9%
Emerson Electric Co.	18,190	2,425,273
Electronics — 1.3%
Mettler-Toledo International, Inc.*	1,378	1,618,764
Food — 3.3%
General Mills, Inc.	18,467	956,775
The Hershey Co.	7,965	1,321,792
US Foods Holding Corp.*	24,346	1,874,885
		4,153,452
Healthcare Products — 4.2%
Abbott Laboratories	21,872	2,974,811
Boston Scientific Corp.*	20,718	2,225,320
		5,200,131
Home Builders — 1.2%
Meritage Homes Corp.	22,613	1,514,393
Household Products & Wares — 1.3%
The Clorox Co.	13,282	1,594,770
Insurance — 9.4%
American International Group, Inc.	36,725	3,143,293
Prudential PLC, ADR	60,002	1,501,250
	Number of Shares	Value†

Insurance — (continued)
Reinsurance Group of America, Inc.	14,413	$2,858,963
Ryan Specialty Holdings, Inc.	31,704	2,155,555
The Travelers Cos., Inc.	7,856	2,101,794
		11,760,855
Internet — 6.1%
Alphabet, Inc., Class A	9,792	1,725,644
Amazon.com, Inc.*	18,320	4,019,225
Meta Platforms, Inc., Class A	2,636	1,945,605
		7,690,474
Iron & Steel — 1.1%
Steel Dynamics, Inc.	10,778	1,379,692
Machinery — Diversified — 2.1%
Ingersoll Rand, Inc.	10,119	841,698
The Toro Co.	12,231	864,487
Westinghouse Air Brake Technologies Corp.	4,348	910,254
		2,616,439
Media — 2.0%
The Walt Disney Co.	19,791	2,454,282
Mining — 1.2%
Alcoa Corp.	48,617	1,434,688
Miscellaneous Manufacturing — 2.4%
3M Co.	19,678	2,995,779
Oil & Gas — 4.4%
EQT Corp.	35,579	2,074,967
Exxon Mobil Corp.	24,677	2,660,180
Hess Corp.	5,979	828,331
		5,563,478
Oil & Gas Services — 0.8%
Baker Hughes Co.	26,687	1,023,180
Packaging and Containers — 1.8%
Ball Corp.	40,283	2,259,473
Pharmaceuticals — 5.4%
AbbVie, Inc.	8,052	1,494,612
Bristol-Myers Squibb Co.	21,894	1,013,474
McKesson Corp.	1,008	738,642
Neurocrine Biosciences, Inc.*	14,067	1,768,081
Zoetis, Inc.	10,987	1,713,423
		6,728,232
Pipelines — 1.4%
The Williams Cos., Inc.	28,114	1,765,840
Retail — 5.7%
BJ's Wholesale Club Holdings, Inc.*	14,471	1,560,408
Lithia Motors, Inc.	4,539	1,533,365
Lowe's Cos., Inc.	8,059	1,788,050
McDonald's Corp.	7,958	2,325,089
		7,206,912

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 3.9%
Intel Corp.	69,012	$1,545,869
Micron Technology, Inc.	17,506	2,157,615
ON Semiconductor Corp.*	23,647	1,239,339
		4,942,823
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	6,791	1,639,755
Software — 2.3%
Nice Ltd., ADR*	6,374	1,076,632
Salesforce, Inc.	6,749	1,840,385
		2,917,017
Telecommunications — 2.1%
Cisco Systems, Inc.	38,682	2,683,757
Toys, Games & Hobbies — 0.9%
Hasbro, Inc.	15,366	1,134,318
Transportation — 3.3%
CSX Corp.	80,806	2,636,700
United Parcel Service, Inc., Class B	15,207	1,534,994
		4,171,694
TOTAL COMMON STOCKS (Cost $106,631,416)		119,986,300

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Apartments — 0.7%
Mid-America Apartment Communities, Inc.	5,555	822,196
Industrial — 1.3%
First Industrial Realty Trust, Inc.	35,002	1,684,646
Storage & Warehousing — 0.5%
CubeSmart	16,060	682,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,192,896)		3,189,392

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,618,692)	1,618,692	1,618,692
TOTAL INVESTMENTS — 99.4% (Cost $111,443,004)		$124,794,384
Other Assets & Liabilities — 0.6%		786,583
TOTAL NET ASSETS — 100.0%		$125,580,967

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$119,986,300	$119,986,300	$—	$—
Real Estate Investment Trusts	3,189,392	3,189,392	—	—
Short-Term Investments	1,618,692	1,618,692	—	—
Total Investments	$124,794,384	$124,794,384	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Advertising — 0.0%
Omnicom Group, Inc.	3,279	$235,891
The Interpublic Group of Cos., Inc.	6,222	152,315
		388,206
Aerospace & Defense — 2.0%
General Dynamics Corp.	4,211	1,228,180
General Electric Co.	17,760	4,571,246
Howmet Aerospace, Inc.	6,754	1,257,122
L3Harris Technologies, Inc.	3,119	782,370
Lockheed Martin Corp.	3,480	1,611,727
Northrop Grumman Corp.	2,269	1,134,455
RTX Corp.	22,311	3,257,852
The Boeing Co.*	12,592	2,638,402
TransDigm Group, Inc.	937	1,424,840
		17,906,194
Agriculture — 0.8%
Altria Group, Inc.	28,152	1,650,552
Archer-Daniels-Midland Co.	8,013	422,926
Bunge Global S.A.	2,202	176,777
Philip Morris International, Inc.	25,995	4,734,469
		6,984,724
Airlines — 0.2%
Delta Air Lines, Inc.	10,905	536,308
Southwest Airlines Co.	9,800	317,912
United Airlines Holdings, Inc.*	5,560	442,743
		1,296,963
Apparel — 0.2%
Deckers Outdoor Corp.*	2,566	264,477
NIKE, Inc., Class B	19,601	1,392,455
Ralph Lauren Corp.	667	182,945
Tapestry, Inc.	3,459	303,735
		2,143,612
Auto Manufacturers — 2.0%
Cummins, Inc.	2,291	750,303
Ford Motor Co.	65,118	706,530
General Motors Co.	16,056	790,116
PACCAR, Inc.	8,687	825,786
Tesla, Inc.*	46,733	14,845,205
		17,917,940
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,506	239,179
Banks — 4.6%
Bank of America Corp.	109,434	5,178,417
Citigroup, Inc.	31,203	2,655,999
Citizens Financial Group, Inc.	7,175	321,081
Fifth Third Bancorp	11,044	454,240
Huntington Bancshares, Inc.	24,603	412,346
JPMorgan Chase & Co.	46,343	13,435,299
KeyCorp	16,995	296,053
M&T Bank Corp.	2,633	510,776
Morgan Stanley	20,573	2,897,913
Northern Trust Corp.	3,241	410,926
Regions Financial Corp.	15,399	362,184
	Number of Shares	Value†

Banks — (continued)
State Street Corp.	4,837	$514,367
The Bank of New York Mellon Corp.	11,982	1,091,680
The Goldman Sachs Group, Inc.	5,124	3,626,511
The PNC Financial Services Group, Inc.	6,569	1,224,593
Truist Financial Corp.	21,805	937,397
US Bancorp	25,880	1,171,070
Wells Fargo & Co.	54,347	4,354,282
		39,855,134
Beverages — 1.1%
Brown-Forman Corp., Class B	3,065	82,479
Constellation Brands, Inc., Class A	2,582	420,040
Keurig Dr Pepper, Inc.	22,606	747,354
Molson Coors Beverage Co., Class B	2,883	138,644
Monster Beverage Corp.*	11,670	731,009
PepsiCo, Inc.	22,807	3,011,436
The Coca-Cola Co.	64,691	4,576,888
		9,707,850
Biotechnology — 1.0%
Amgen, Inc.	8,980	2,507,306
Biogen, Inc.*	2,466	309,705
Corteva, Inc.	11,358	846,512
Gilead Sciences, Inc.	20,715	2,296,672
Incyte Corp.*	2,645	180,124
Moderna, Inc.*	5,763	159,001
Regeneron Pharmaceuticals, Inc.	1,734	910,350
Vertex Pharmaceuticals, Inc.*	4,288	1,909,018
		9,118,688
Building Materials — 0.7%
Builders FirstSource, Inc.*	1,770	206,541
Carrier Global Corp.	13,315	974,525
Johnson Controls International PLC	10,952	1,156,750
Lennox International, Inc.	533	305,537
Martin Marietta Materials, Inc.	1,007	552,803
Masco Corp.	3,602	231,825
Mohawk Industries, Inc.*	878	92,050
Trane Technologies PLC	3,701	1,618,854
Vulcan Materials Co.	2,194	572,239
		5,711,124
Chemicals — 1.1%
Air Products and Chemicals, Inc.	3,713	1,047,289
Albemarle Corp.	1,997	125,152
CF Industries Holdings, Inc.	2,706	248,952
Dow, Inc.	11,816	312,888
DuPont de Nemours, Inc.	7,043	483,079
Eastman Chemical Co.	1,915	142,974
Ecolab, Inc.	4,208	1,133,803
International Flavors & Fragrances, Inc.	4,325	318,104
Linde PLC	7,861	3,688,224
LyondellBasell Industries N.V., Class A	4,388	253,890
PPG Industries, Inc.	3,791	431,226
The Mosaic Co.	5,250	191,520

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	3,872	$1,329,490
		9,706,591
Commercial Services — 1.5%
Automatic Data Processing, Inc.	6,762	2,085,401
Cintas Corp.	5,730	1,277,045
Corpay, Inc.*	1,165	386,570
Equifax, Inc.	2,078	538,971
Global Payments, Inc.	4,140	331,366
MarketAxess Holdings, Inc.	642	143,384
Moody's Corp.	2,582	1,295,105
PayPal Holdings, Inc.*	16,242	1,207,106
Quanta Services, Inc.	2,472	934,614
Rollins, Inc.	4,603	259,701
S&P Global, Inc.	5,237	2,761,418
United Rentals, Inc.	1,081	814,425
Verisk Analytics, Inc.	2,306	718,319
		12,753,425
Computers — 7.6%
Accenture PLC, Class A	10,455	3,124,895
Apple, Inc.	249,183	51,124,876
Cognizant Technology Solutions Corp., Class A	8,273	645,542
Crowdstrike Holdings, Inc., Class A*	4,160	2,118,730
Dell Technologies, Inc., Class C	5,003	613,368
EPAM Systems, Inc.*	955	168,863
Fortinet, Inc.*	10,552	1,115,558
Gartner, Inc.*	1,278	516,593
Hewlett Packard Enterprise Co.	21,868	447,201
HP, Inc.	15,780	385,979
International Business Machines Corp.	15,521	4,575,280
Leidos Holdings, Inc.	2,172	342,655
NetApp, Inc.	3,366	358,647
Seagate Technology Holdings PLC	3,558	513,526
Super Micro Computer, Inc.*	8,435	413,399
Western Digital Corp.	5,716	365,767
		66,830,879
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	13,556	1,232,240
Kenvue, Inc.	31,957	668,860
The Estee Lauder Cos., Inc., Class A	3,981	321,665
The Procter & Gamble Co.	39,155	6,238,175
		8,460,940
Distribution & Wholesale — 0.3%
Copart, Inc.*	14,729	722,752
Fastenal Co.	19,119	802,998
LKQ Corp.	4,294	158,921
Pool Corp.	639	186,256
W.W. Grainger, Inc.	730	759,375
		2,630,302
Diversified Financial Services — 4.2%
American Express Co.	9,228	2,943,547
Ameriprise Financial, Inc.	1,594	850,765
Apollo Global Management, Inc.	7,540	1,069,700
	Number of Shares	Value†

Diversified Financial Services — (continued)
Blackrock, Inc.	2,420	$2,539,185
Capital One Financial Corp.	10,639	2,263,554
Cboe Global Markets, Inc.	1,770	412,782
CME Group, Inc.	5,985	1,649,586
Coinbase Global, Inc., Class A*	3,500	1,226,715
Franklin Resources, Inc.	5,022	119,775
Intercontinental Exchange, Inc.	9,544	1,751,038
Invesco Ltd.	7,869	124,094
Mastercard, Inc., Class A	13,519	7,596,867
Nasdaq, Inc.	6,913	618,160
Raymond James Financial, Inc.	2,973	455,969
Synchrony Financial	6,434	429,405
T. Rowe Price Group, Inc.	3,727	359,655
The Charles Schwab Corp.	28,524	2,602,530
Visa, Inc., Class A	28,574	10,145,199
		37,158,526
Electric — 2.3%
Alliant Energy Corp.	4,298	259,900
Ameren Corp.	4,529	434,965
American Electric Power Co., Inc.	8,838	917,031
CenterPoint Energy, Inc.	10,890	400,099
CMS Energy Corp.	4,999	346,331
Consolidated Edison, Inc.	6,017	603,806
Constellation Energy Corp.	5,195	1,676,738
Dominion Energy, Inc.	14,099	796,876
DTE Energy Co.	3,420	453,013
Duke Energy Corp.	12,951	1,528,218
Edison International	6,573	339,167
Entergy Corp.	7,454	619,576
Evergy, Inc.	3,855	265,725
Eversource Energy	6,073	386,364
Exelon Corp.	16,642	722,596
FirstEnergy Corp.	8,548	344,142
NextEra Energy, Inc.	34,380	2,386,660
NRG Energy, Inc.	3,265	524,294
PG&E Corp.	36,781	512,727
Pinnacle West Capital Corp.	1,930	172,677
PPL Corp.	12,170	412,441
Public Service Enterprise Group, Inc.	8,359	703,661
Sempra	10,892	825,287
The AES Corp.	11,741	123,515
The Southern Co.	18,317	1,682,050
Vistra Corp.	5,641	1,093,282
WEC Energy Group, Inc.	5,277	549,863
Xcel Energy, Inc.	9,500	646,950
		19,727,954
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,854	697,420
Eaton Corp. PLC	6,504	2,321,863
Emerson Electric Co.	9,416	1,255,435
Generac Holdings, Inc.*	1,021	146,218
		4,420,936
Electronics — 1.0%
Allegion PLC	1,451	209,118

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Amphenol Corp., Class A	20,122	$1,987,048
Fortive Corp.	5,706	297,454
Garmin Ltd.	2,537	529,523
Honeywell International, Inc.	10,733	2,499,501
Hubbell, Inc.	910	371,653
Jabil, Inc.	1,824	397,814
Keysight Technologies, Inc.*	2,853	467,493
Mettler-Toledo International, Inc.*	346	406,453
Ralliant Corp.*	1	48
TE Connectivity PLC	4,942	833,567
Trimble, Inc.*	3,985	302,780
		8,302,452
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.*	2,283	90,521
First Solar, Inc.*	1,775	293,833
		384,354
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,036	267,632
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,498	99,308
Live Nation Entertainment, Inc.*	2,643	399,833
TKO Group Holdings, Inc.	1,103	200,691
		699,832
Environmental Control — 0.3%
Pentair PLC	2,785	285,908
Republic Services, Inc.	3,363	829,349
Veralto Corp.	4,075	411,371
Waste Management, Inc.	6,064	1,387,565
		2,914,193
Food — 0.7%
Conagra Brands, Inc.	7,930	162,327
General Mills, Inc.	9,254	479,450
Hormel Foods Corp.	4,837	146,319
Kellanova	4,490	357,090
Lamb Weston Holdings, Inc.	2,445	126,773
McCormick & Co., Inc.	4,247	322,008
Mondelez International, Inc., Class A	21,477	1,448,409
Sysco Corp.	8,142	616,675
The Campbell's Company	3,250	99,613
The Hershey Co.	2,472	410,228
The J.M. Smucker Co.	1,767	173,519
The Kraft Heinz Co.	14,598	376,920
The Kroger Co.	10,230	733,798
Tyson Foods, Inc., Class A	4,715	263,757
		5,716,886
Forest Products & Paper — 0.0%
International Paper Co.	8,737	409,154
Gas — 0.1%
Atmos Energy Corp.	2,656	409,316
NiSource, Inc.	7,851	316,710
		726,026
	Number of Shares	Value†

Hand & Machine Tools — 0.1%
Snap-on, Inc.	886	$275,705
Stanley Black & Decker, Inc.	2,641	178,928
		454,633
Healthcare Products — 2.9%
Abbott Laboratories	29,056	3,951,907
Agilent Technologies, Inc.	4,783	564,442
Align Technology, Inc.*	1,152	218,108
Baxter International, Inc.	8,365	253,292
Bio-Techne Corp.	2,630	135,313
Boston Scientific Corp.*	24,708	2,653,886
Danaher Corp.	10,637	2,101,233
Edwards Lifesciences Corp.*	9,895	773,888
GE HealthCare Technologies, Inc.	7,557	559,747
Hologic, Inc.*	3,689	240,375
IDEXX Laboratories, Inc.*	1,326	711,187
Insulet Corp.*	1,168	366,962
Intuitive Surgical, Inc.*	5,986	3,252,852
Medtronic PLC	21,410	1,866,310
ResMed, Inc.	2,441	629,778
Revvity, Inc.	2,019	195,278
Solventum Corp.*	2,284	173,219
STERIS PLC	1,660	398,765
Stryker Corp.	5,744	2,272,499
The Cooper Cos., Inc.*	3,288	233,974
Thermo Fisher Scientific, Inc.	6,304	2,556,020
Waters Corp.*	987	344,502
West Pharmaceutical Services, Inc.	1,221	267,155
Zimmer Biomet Holdings, Inc.	3,373	307,651
		25,028,343
Healthcare Services — 1.3%
Centene Corp.*	8,325	451,881
Charles River Laboratories International, Inc.*	849	128,819
DaVita, Inc.*	742	105,698
Elevance Health, Inc.	3,773	1,467,546
HCA Healthcare, Inc.	2,893	1,108,308
Humana, Inc.	2,025	495,072
IQVIA Holdings, Inc.*	2,745	432,585
Labcorp Holdings, Inc.	1,373	360,426
Molina Healthcare, Inc.*	925	275,558
Quest Diagnostics, Inc.	1,882	338,064
The Cigna Group.	4,461	1,474,717
UnitedHealth Group, Inc.	15,150	4,726,345
Universal Health Services, Inc., Class B	976	176,802
		11,541,821
Home Builders — 0.2%
D.R. Horton, Inc.	4,689	604,506
Lennar Corp., Class A	3,931	434,808
NVR, Inc.*	50	369,283
PulteGroup, Inc.	3,414	360,040
		1,768,637
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,321	231,796
Church & Dwight Co., Inc.	4,079	392,032

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
Kimberly-Clark Corp.	5,491	$707,900
The Clorox Co.	2,086	250,466
		1,582,194
Insurance — 3.8%
Aflac, Inc.	8,126	856,968
American International Group, Inc.	9,625	823,804
Aon PLC, Class A	3,613	1,288,974
Arch Capital Group Ltd.	6,229	567,150
Arthur J. Gallagher & Co.	4,251	1,360,830
Assurant, Inc.	884	174,581
Berkshire Hathaway, Inc., Class B*	30,581	14,855,332
Brown & Brown, Inc.	3,973	440,487
Chubb Ltd.	6,191	1,793,657
Cincinnati Financial Corp.	2,646	394,042
Erie Indemnity Co., Class A	412	142,877
Everest Group Ltd.	707	240,274
Globe Life, Inc.	1,399	173,882
Loews Corp.	2,935	269,022
Marsh & McLennan Cos., Inc.	8,202	1,793,285
MetLife, Inc.	9,417	757,315
Principal Financial Group, Inc.	3,523	279,832
Prudential Financial, Inc.	5,894	633,251
The Allstate Corp.	4,392	884,154
The Hartford Insurance Group, Inc.	4,671	592,610
The Progressive Corp.	9,790	2,612,559
The Travelers Cos., Inc.	3,779	1,011,034
W.R. Berkley Corp.	5,079	373,154
Willis Towers Watson PLC	1,675	513,388
		32,832,462
Internet — 13.2%
Airbnb, Inc., Class A*	7,223	955,892
Alphabet, Inc., Class A	97,065	17,105,765
Alphabet, Inc., Class C	78,288	13,887,508
Amazon.com, Inc.*	157,622	34,580,691
Booking Holdings, Inc.	543	3,143,557
CDW Corp.	2,242	400,399
DoorDash, Inc., Class A*	5,726	1,411,516
eBay, Inc.	7,699	573,267
Expedia Group, Inc.	2,073	349,674
F5, Inc.*	977	287,551
Gen Digital, Inc.	9,125	268,275
GoDaddy, Inc., Class A*	2,365	425,842
Match Group, Inc.	4,171	128,842
Meta Platforms, Inc., Class A	36,217	26,731,405
Netflix, Inc.*	7,107	9,517,197
Palo Alto Networks, Inc.*	11,004	2,251,859
Uber Technologies, Inc.*	34,924	3,258,409
VeriSign, Inc.	1,357	391,902
		115,669,551
Iron & Steel — 0.1%
Nucor Corp.	3,891	504,040
Steel Dynamics, Inc.	2,306	295,191
		799,231
	Number of Shares	Value†

Leisure Time — 0.2%
Carnival Corp.*	17,355	$488,023
Norwegian Cruise Line Holdings Ltd.*	7,409	150,254
Royal Caribbean Cruises Ltd.	4,172	1,306,420
		1,944,697
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	3,932	1,047,249
Las Vegas Sands Corp.	5,618	244,439
Marriott International, Inc., Class A	3,794	1,036,559
MGM Resorts International*	3,709	127,552
Wynn Resorts Ltd.	1,551	145,282
		2,601,081
Machinery — Construction & Mining — 0.6%
Caterpillar, Inc.	7,855	3,049,389
GE Vernova, Inc.	4,558	2,411,866
		5,461,255
Machinery — Diversified — 0.7%
Deere & Co.	4,210	2,140,743
Dover Corp.	2,309	423,078
IDEX Corp.	1,237	217,180
Ingersoll Rand, Inc.	6,692	556,641
Nordson Corp.	927	198,721
Otis Worldwide Corp.	6,650	658,483
Rockwell Automation, Inc.	1,879	624,148
Westinghouse Air Brake Technologies Corp.	2,864	599,578
Xylem, Inc.	4,012	518,992
		5,937,564
Media — 0.9%
Charter Communications, Inc., Class A*	1,608	657,367
Comcast Corp., Class A	62,197	2,219,811
FactSet Research Systems, Inc.	633	283,128
Fox Corp., Class A	3,705	207,628
Fox Corp., Class B	2,152	111,108
News Corp., Class A	6,413	190,594
News Corp., Class B	1,762	60,454
Paramount Global, Class B	9,710	125,259
The Walt Disney Co.	30,069	3,728,857
Warner Bros Discovery, Inc.*	37,506	429,819
		8,014,025
Mining — 0.2%
Freeport-McMoRan, Inc.	23,828	1,032,944
Newmont Corp.	18,588	1,082,937
		2,115,881
Miscellaneous Manufacturing — 0.7%
3M Co.	8,922	1,358,285
A.O. Smith Corp.	1,998	131,009
Axon Enterprise, Inc.*	1,235	1,022,506
Illinois Tool Works, Inc.	4,430	1,095,317
Parker-Hannifin Corp.	2,134	1,490,535
Teledyne Technologies, Inc.*	767	392,942

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Textron, Inc.	3,028	$243,118
		5,733,712
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	847	261,181
Oil & Gas — 2.4%
APA Corp.	5,960	109,008
Chevron Corp.	27,124	3,883,886
ConocoPhillips	21,083	1,891,988
Coterra Energy, Inc.	12,747	323,519
Devon Energy Corp.	10,971	348,988
Diamondback Energy, Inc.	3,085	423,879
EOG Resources, Inc.	9,115	1,090,245
EQT Corp.	9,989	582,559
Expand Energy Corp.	3,533	413,149
Exxon Mobil Corp.	71,979	7,759,336
Hess Corp.	4,594	636,453
Marathon Petroleum Corp.	5,131	852,310
Occidental Petroleum Corp.	11,834	497,146
Phillips 66	6,727	802,531
Texas Pacific Land Corp.	318	335,932
Valero Energy Corp.	5,240	704,361
		20,655,290
Oil & Gas Services — 0.2%
Baker Hughes Co.	16,603	636,559
Halliburton Co.	14,694	299,464
Schlumberger N.V.	22,715	767,767
		1,703,790
Packaging and Containers — 0.1%
Amcor PLC	38,482	353,650
Ball Corp.	4,633	259,865
Packaging Corp. of America	1,479	278,717
Smurfit WestRock PLC	8,378	361,511
		1,253,743
Pharmaceuticals — 4.2%
AbbVie, Inc.	29,500	5,475,790
Becton Dickinson & Co.	4,788	824,733
Bristol-Myers Squibb Co.	33,987	1,573,258
Cardinal Health, Inc.	4,039	678,552
Cencora, Inc.	2,860	857,571
CVS Health Corp.	21,062	1,452,857
Dexcom, Inc.*	6,499	567,298
Eli Lilly & Co.	13,137	10,240,686
Henry Schein, Inc.*	2,134	155,889
Johnson & Johnson	40,183	6,137,953
McKesson Corp.	2,081	1,524,915
Merck & Co., Inc.	41,936	3,319,654
Pfizer, Inc.	94,949	2,301,564
Viatris, Inc.	20,378	181,975
Zoetis, Inc.	7,480	1,166,506
		36,459,201
Pipelines — 0.4%
Kinder Morgan, Inc.	32,039	941,947
ONEOK, Inc.	10,348	844,707
	Number of Shares	Value†

Pipelines — (continued)
Targa Resources Corp.	3,607	$627,906
The Williams Cos., Inc.	20,359	1,278,749
		3,693,309
Private Equity — 0.4%
Blackstone, Inc.	12,158	1,818,594
KKR & Co., Inc.	11,207	1,490,867
		3,309,461
Real Estate — 0.1%
CoStar Group, Inc.*	7,071	568,508
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,890	685,187
Retail — 4.5%
AutoZone, Inc.*	280	1,039,424
Best Buy Co., Inc.	3,284	220,455
CarMax, Inc.*	2,657	178,577
Chipotle Mexican Grill, Inc.*	22,634	1,270,899
Costco Wholesale Corp.	7,410	7,335,456
Darden Restaurants, Inc.	1,941	423,080
Dollar General Corp.	3,645	416,915
Dollar Tree, Inc.*	3,210	317,918
Domino's Pizza, Inc.	575	259,095
Genuine Parts Co.	2,315	280,833
Lowe's Cos., Inc.	9,383	2,081,806
Lululemon Athletica, Inc.*	1,862	442,374
McDonald's Corp.	11,920	3,482,666
O'Reilly Automotive, Inc.*	14,166	1,276,782
Ross Stores, Inc.	5,502	701,945
Starbucks Corp.	18,870	1,729,058
Target Corp.	7,667	756,350
The Home Depot, Inc.	16,599	6,085,857
The TJX Cos., Inc.	18,686	2,307,534
Tractor Supply Co.	8,855	467,278
Ulta Beauty, Inc.*	754	352,736
Walgreens Boots Alliance, Inc.	11,874	136,314
Walmart, Inc.	72,005	7,040,649
Williams-Sonoma, Inc.	2,065	337,359
Yum! Brands, Inc.	4,682	693,779
		39,635,139
Semiconductors — 12.7%
Advanced Micro Devices, Inc.*	27,078	3,842,368
Analog Devices, Inc.	8,284	1,971,758
Applied Materials, Inc.	13,509	2,473,092
Broadcom, Inc.	78,426	21,618,127
Intel Corp.	72,261	1,618,646
KLA Corp.	2,208	1,977,794
Lam Research Corp.	21,329	2,076,165
Microchip Technology, Inc.	8,892	625,730
Micron Technology, Inc.	18,664	2,300,338
Monolithic Power Systems, Inc.	803	587,298
NVIDIA Corp.	406,885	64,283,761
NXP Semiconductors N.V.	4,212	920,280
ON Semiconductor Corp.*	6,997	366,713
QUALCOMM, Inc.	18,253	2,906,973

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Skyworks Solutions, Inc.	2,507	$186,822
Teradyne, Inc.	2,754	247,640
Texas Instruments, Inc.	15,138	3,142,951
		111,146,456
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	154,534
Software — 11.5%
Adobe, Inc.*	7,118	2,753,812
Akamai Technologies, Inc.*	2,332	186,000
ANSYS, Inc.*	1,454	510,674
Autodesk, Inc.*	3,589	1,111,047
Broadridge Financial Solutions, Inc.	1,931	469,291
Cadence Design Systems, Inc.*	4,553	1,403,007
Dayforce, Inc.*	2,737	151,602
Electronic Arts, Inc.	3,811	608,617
Fair Isaac Corp.*	410	749,464
Fidelity National Information Services, Inc.	8,768	713,803
Fiserv, Inc.*	9,259	1,596,344
Intuit, Inc.	4,656	3,667,205
Jack Henry & Associates, Inc.	1,246	224,492
Microsoft Corp.	124,005	61,681,327
MSCI, Inc.	1,285	741,111
Oracle Corp.	27,163	5,938,647
Palantir Technologies, Inc., Class A*	35,524	4,842,632
Paychex, Inc.	5,344	777,338
Paycom Software, Inc.	777	179,798
PTC, Inc.*	2,001	344,852
Roper Technologies, Inc.	1,778	1,007,841
Salesforce, Inc.	16,024	4,369,585
ServiceNow, Inc.*	3,457	3,554,073
Synopsys, Inc.*	2,565	1,315,024
Take-Two Interactive Software, Inc.*	2,777	674,394
Tyler Technologies, Inc.*	705	417,952
Workday, Inc., Class A*	3,618	868,320
		100,858,252
Telecommunications — 1.9%
Arista Networks, Inc.*	17,156	1,755,230
AT&T, Inc.	120,170	3,477,720
Cisco Systems, Inc.	66,257	4,596,911
Corning, Inc.	12,818	674,099
Juniper Networks, Inc.	5,477	218,697
Motorola Solutions, Inc.	2,787	1,171,822
T-Mobile US, Inc.	7,967	1,898,217
Verizon Communications, Inc.	70,409	3,046,597
		16,839,293
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	167,571
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	1,971	189,118
CSX Corp.	31,373	1,023,701
Expeditors International of Washington, Inc.	2,357	269,287
	Number of Shares	Value†

Transportation — (continued)
FedEx Corp.	3,671	$834,455
J.B. Hunt Transport Services, Inc.	1,331	191,132
Norfolk Southern Corp.	3,754	960,911
Old Dominion Freight Line, Inc.	3,102	503,455
Union Pacific Corp.	9,978	2,295,738
United Parcel Service, Inc., Class B	12,198	1,231,266
		7,499,063
Water — 0.1%
American Water Works Co., Inc.	3,264	454,055
TOTAL COMMON STOCKS (Cost $371,111,758)		859,208,816

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Apartments — 0.2%
AvalonBay Communities, Inc.	2,360	480,260
Camden Property Trust	1,783	200,926
Equity Residential	5,727	386,515
Essex Property Trust, Inc.	1,085	307,489
Invitation Homes, Inc.	9,617	315,438
Mid-America Apartment Communities, Inc.	1,967	291,136
UDR, Inc.	5,040	205,783
		2,187,547
Diversified — 0.7%
American Tower Corp.	7,762	1,715,557
Crown Castle, Inc.	7,292	749,107
Digital Realty Trust, Inc.	5,279	920,288
Equinix, Inc.	1,627	1,294,230
SBA Communications Corp.	1,802	423,182
VICI Properties, Inc.	17,727	577,900
Weyerhaeuser Co.	12,301	316,013
		5,996,277
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,558	185,788
Healthpeak Properties, Inc.	11,724	205,287
Ventas, Inc.	7,361	464,847
Welltower, Inc.	10,375	1,594,949
		2,450,871
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	11,991	184,182
Industrial — 0.2%
Prologis, Inc.	15,395	1,618,322
Office Property — 0.0%
BXP, Inc.	2,451	165,369
Regional Malls — 0.1%
Simon Property Group, Inc.	5,107	821,001
Single Tenant — 0.1%
Realty Income Corp.	15,082	868,874
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,524	519,578

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Iron Mountain, Inc.	4,880	$500,542
Public Storage	2,638	774,042
		1,794,162
Strip Centers — 0.1%
Federal Realty Investment Trust	1,251	118,832
Kimco Realty Corp.	11,176	234,920
Regency Centers Corp.	2,764	196,880
		550,632
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,761,787)		16,637,237

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $2,105,907)	2,105,907	2,105,907
TOTAL INVESTMENTS — 100.3% (Cost $385,979,452)		$877,951,960
Other Assets & Liabilities — (0.3)%		(2,505,643)
TOTAL NET ASSETS — 100.0%		$875,446,317

†	See Security Valuation Note.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$859,208,816	$859,208,816	$—	$—
Real Estate Investment Trusts	16,637,237	16,637,237	—	—
Short-Term Investments	2,105,907	2,105,907	—	—
Total Investments	$877,951,960	$877,951,960	$—	$—
Other Financial Instruments(1)
Futures Contracts	$68,966	$68,966	$—	$—
Total Assets—Other Financial Instruments	$68,966	$68,966	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at June 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	09/19/25	8	50	$6,254	$2,501,500	$68,966	$—
							$68,966	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Advertising — 1.5%
The Trade Desk, Inc., Class A*	26,598	$1,914,790
Aerospace & Defense — 5.0%
HEICO Corp., Class A	10,569	2,734,729
Howmet Aerospace, Inc.	15,918	2,962,817
Kratos Defense & Security Solutions, Inc.*	14,795	687,228
		6,384,774
Apparel — 3.1%
On Holding AG, Class A*	43,651	2,272,035
Tapestry, Inc.	18,750	1,646,437
		3,918,472
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.*	6,479	2,112,737
Ionis Pharmaceuticals, Inc.*	26,493	1,046,739
		3,159,476
Building Materials — 3.2%
Martin Marietta Materials, Inc.	4,059	2,228,229
SPX Technologies, Inc.*	1,207	202,390
Trex Co., Inc.*	31,688	1,723,193
		4,153,812
Commercial Services — 7.3%
Booz Allen Hamilton Holding Corp.	12,508	1,302,458
Corpay, Inc.*	7,427	2,464,427
Paylocity Holding Corp.*	8,923	1,616,758
Quanta Services, Inc.	1,035	391,313
Rollins, Inc.	37,921	2,139,503
Toast, Inc., Class A*	34,079	1,509,359
		9,423,818
Computers — 1.3%
CyberArk Software Ltd.*	4,074	1,657,629
Distribution & Wholesale — 5.5%
Copart, Inc.*	29,152	1,430,489
Fastenal Co.	77,464	3,253,488
Pool Corp.	7,917	2,307,647
		6,991,624
Diversified Financial Services — 3.6%
Blue Owl Capital, Inc.	101,676	1,953,196
LPL Financial Holdings, Inc.	7,014	2,630,040
		4,583,236
Electrical Components & Equipment — 3.2%
Generac Holdings, Inc.*	15,079	2,159,463
Novanta, Inc.*	15,002	1,934,208
		4,093,671
Electronics — 2.7%
Coherent Corp.*	22,992	2,051,116
Itron, Inc.*	11,172	1,470,571
		3,521,687
Engineering & Construction — 0.2%
EMCOR Group, Inc.	387	207,002
	Number of Shares	Value†

Hand & Machine Tools — 1.7%
Lincoln Electric Holdings, Inc.	10,501	$2,177,067
Healthcare Products — 10.9%
Align Technology, Inc.*	9,819	1,859,031
Bio-Techne Corp.	33,719	1,734,842
Edwards Lifesciences Corp.*	18,673	1,460,415
IDEXX Laboratories, Inc.*	8,427	4,519,737
Inspire Medical Systems, Inc.*	8,728	1,132,633
Insulet Corp.*	10,592	3,327,795
		14,034,453
Home Furnishings — 1.7%
SharkNinja, Inc.*	21,590	2,137,194
Insurance — 3.0%
Brown & Brown, Inc.	17,064	1,891,886
Kinsale Capital Group, Inc.	4,099	1,983,506
		3,875,392
Internet — 4.2%
CDW Corp.	8,626	1,540,517
Expedia Group, Inc.	11,436	1,929,025
Pinterest, Inc., Class A*	54,955	1,970,686
		5,440,228
Leisure Time — 3.1%
Royal Caribbean Cruises Ltd.	12,671	3,967,797
Machinery — Construction & Mining — 1.3%
BWX Technologies, Inc.	11,574	1,667,350
Real Estate — 3.4%
CoStar Group, Inc.*	54,117	4,351,007
Retail — 7.0%
Boot Barn Holdings, Inc.*	11,668	1,773,536
Casey's General Stores, Inc.	2,937	1,498,663
Dutch Bros, Inc., Class A*	18,022	1,232,164
Floor & Decor Holdings, Inc., Class A*	32,049	2,434,442
Tractor Supply Co.	38,905	2,053,017
		8,991,822
Semiconductors — 3.8%
Lattice Semiconductor Corp.*	14,217	696,491
MACOM Technology Solutions Holdings, Inc.*	11,225	1,608,430
Monolithic Power Systems, Inc.	3,561	2,604,444
		4,909,365
Software — 18.4%
Appfolio, Inc., Class A*	1,114	256,532
AppLovin Corp., Class A*	4,054	1,419,224
Bentley Systems, Inc., Class B	25,552	1,379,041
Clearwater Analytics Holdings, Inc., Class A*	49,501	1,085,557
Cloudflare, Inc., Class A*	16,943	3,317,948
Datadog, Inc., Class A*	22,821	3,065,545
HubSpot, Inc.*	4,144	2,306,675
Manhattan Associates, Inc.*	3,378	667,054
Monday.com Ltd.*	5,027	1,580,891

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Snowflake, Inc., Class A*	11,519	$2,577,607
Tyler Technologies, Inc.*	3,305	1,959,336
Veeva Systems, Inc., Class A*	8,665	2,495,347
Waystar Holding Corp.*	36,751	1,502,013
		23,612,770
Transportation — 1.2%
Old Dominion Freight Line, Inc.	9,797	1,590,053
TOTAL COMMON STOCKS (Cost $103,922,696)		126,764,489

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,756,311)	1,756,311	1,756,311
TOTAL INVESTMENTS — 100.1% (Cost $105,679,007)		$128,520,800
Other Assets & Liabilities — (0.1)%		(192,280)
TOTAL NET ASSETS — 100.0%		$128,328,520

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$126,764,489	$126,764,489	$—	$—
Short-Term Investments	1,756,311	1,756,311	—	—
Total Investments	$128,520,800	$128,520,800	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.8%
Aerospace & Defense — 1.9%
L3Harris Technologies, Inc.	6,439	$1,615,159
Banks — 4.9%
Cullen/Frost Bankers, Inc.	6,924	890,011
The PNC Financial Services Group, Inc.	9,037	1,684,678
Wintrust Financial Corp.	12,827	1,590,291
		4,164,980
Beverages — 0.5%
Keurig Dr Pepper, Inc.	12,726	420,722
Biotechnology — 1.6%
Corteva, Inc.	18,037	1,344,298
Building Materials — 1.2%
Martin Marietta Materials, Inc.	1,862	1,022,163
Chemicals — 0.7%
Westlake Corp.	8,297	629,991
Commercial Services — 3.2%
MarketAxess Holdings, Inc.	4,581	1,023,121
TransUnion	19,521	1,717,848
		2,740,969
Distribution & Wholesale — 1.7%
LKQ Corp.	40,027	1,481,399
Diversified Financial Services — 4.3%
Ally Financial, Inc.	43,687	1,701,608
Jefferies Financial Group, Inc.	9,474	518,133
Lazard, Inc.	29,709	1,425,438
		3,645,179
Electric — 4.7%
Alliant Energy Corp.	33,423	2,021,089
Entergy Corp.	19,811	1,646,690
PPL Corp.	11,349	384,618
		4,052,397
Electrical Components & Equipment — 2.8%
AMETEK, Inc.	7,119	1,288,254
Littelfuse, Inc.	5,039	1,142,493
		2,430,747
Electronics — 3.3%
Arrow Electronics, Inc.*	4,744	604,528
Keysight Technologies, Inc.*	3,516	576,132
Vontier Corp.	44,433	1,639,577
		2,820,237
Engineering & Construction — 1.1%
TopBuild Corp.*	2,876	931,076
Environmental Control — 1.5%
Waste Connections, Inc.	6,804	1,270,443
Food — 1.8%
Lamb Weston Holdings, Inc.	22,506	1,166,936
The Hershey Co.	2,296	381,021
		1,547,957
	Number of Shares	Value†

Hand & Machine Tools — 1.6%
Lincoln Electric Holdings, Inc.	6,486	$1,344,677
Healthcare Products — 2.2%
Globus Medical, Inc., Class A*	16,719	986,755
Hologic, Inc.*	7,853	511,702
Zimmer Biomet Holdings, Inc.	3,811	347,601
		1,846,058
Healthcare Services — 2.8%
Humana, Inc.	1,265	309,267
ICON PLC*	6,182	899,172
Labcorp Holdings, Inc.	4,698	1,233,272
		2,441,711
Home Builders — 1.2%
Toll Brothers, Inc.	8,885	1,014,045
Insurance — 7.9%
Axis Capital Holdings Ltd.	16,549	1,718,117
Everest Group Ltd.	4,916	1,670,703
Selective Insurance Group, Inc.	16,727	1,449,395
The Hartford Insurance Group, Inc.	14,883	1,888,206
		6,726,421
Internet — 0.7%
CDW Corp.	3,403	607,742
Machinery — Construction & Mining — 2.2%
BWX Technologies, Inc.	12,928	1,862,408
Media — 1.4%
Fox Corp., Class B	23,572	1,217,022
Mining — 2.4%
Freeport-McMoRan, Inc.	47,523	2,060,122
Miscellaneous Manufacturing — 4.3%
3M Co.	8,823	1,343,214
Carlisle Cos., Inc.	4,148	1,548,863
Fabrinet*	2,787	821,273
		3,713,350
Oil & Gas — 5.0%
ConocoPhillips	15,105	1,355,523
Expand Energy Corp.	17,800	2,081,532
Valero Energy Corp.	6,012	808,133
		4,245,188
Oil & Gas Services — 0.6%
Baker Hughes Co.	12,931	495,775
Packaging and Containers — 2.9%
Ball Corp.	27,030	1,516,113
Graphic Packaging Holding Co.	46,858	987,298
		2,503,411
Pharmaceuticals — 0.9%
Cardinal Health, Inc.	4,611	774,648
Real Estate — 1.3%
CBRE Group, Inc., Class A*	8,217	1,151,366

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 9.4%
AutoZone, Inc.*	322	$1,195,338
Bath & Body Works, Inc.	47,148	1,412,554
Boot Barn Holdings, Inc.*	3,152	479,104
Burlington Stores, Inc.*	2,693	626,500
Casey's General Stores, Inc.	4,553	2,323,259
MSC Industrial Direct Co., Inc., Class A	10,063	855,556
O'Reilly Automotive, Inc.*	9,750	878,767
Target Corp.	2,504	247,020
		8,018,098
Semiconductors — 1.1%
Teradyne, Inc.	10,085	906,843
Software — 3.1%
Electronic Arts, Inc.	5,099	814,310
Fidelity National Information Services, Inc.	12,529	1,019,986
Nice Ltd., ADR*	4,608	778,337
		2,612,633
Transportation — 4.6%
Canadian Pacific Kansas City Ltd.	14,069	1,115,250
Kirby Corp.*	14,398	1,632,877
Landstar System, Inc.	4,196	583,328
Saia, Inc.*	2,296	629,081
		3,960,536
TOTAL COMMON STOCKS (Cost $61,883,168)		77,619,771

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Diversified — 1.8%
Lamar Advertising Co., Class A	12,763	1,548,918
Industrial — 1.2%
STAG lndustrial, Inc.	28,268	1,025,563
Manufactured Homes — 1.0%
Equity LifeStyle Properties, Inc.	13,937	859,495
Single Tenant — 2.2%
Agree Realty Corp.	24,993	1,825,988
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,364,840)		5,259,964

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,864,565)	1,864,565	1,864,565
TOTAL INVESTMENTS — 99.2% (Cost $68,112,573)		$84,744,300
Other Assets & Liabilities — 0.8%		701,839
TOTAL NET ASSETS — 100.0%		$85,446,139

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 6/30/2025††
United States	90%
Bermuda	4
Canada	3
Ireland	1
Thailand	1
Israel	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$77,619,771	$77,619,771	$—	$—
Real Estate Investment Trusts	5,259,964	5,259,964	—	—
Short-Term Investments	1,864,565	1,864,565	—	—
Total Investments	$84,744,300	$84,744,300	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 86.2%
Advertising — 1.4%
Omnicom Group, Inc.	7,181	$516,601
The Interpublic Group of Cos., Inc.	21,757	532,611
		1,049,212
Aerospace & Defense — 2.0%
Hexcel Corp.	8,043	454,349
L3Harris Technologies, Inc.	4,122	1,033,963
		1,488,312
Airlines — 1.0%
Southwest Airlines Co.	21,841	708,522
Auto Manufacturers — 1.1%
Cummins, Inc.	2,435	797,462
Auto Parts & Equipment — 1.6%
BorgWarner, Inc.	13,593	455,094
Cie Generale des Etablissements Michelin SCA	10,666	396,713
Gentex Corp.	15,013	330,136
		1,181,943
Banks — 10.9%
Commerce Bancshares, Inc.	18,312	1,138,457
First Hawaiian, Inc.	7,479	186,676
Northern Trust Corp.	10,105	1,281,213
Prosperity Bancshares, Inc.	8,992	631,598
The Bank of New York Mellon Corp.	5,388	490,901
The PNC Financial Services Group, Inc.	5,363	999,771
Truist Financial Corp.	33,308	1,431,911
US Bancorp	31,777	1,437,909
Westamerica BanCorp	8,269	400,550
		7,998,986
Beverages — 1.6%
Heineken N.V.	5,835	509,062
Pernod Ricard S.A.	6,381	636,513
		1,145,575
Building Materials — 1.5%
Eagle Materials, Inc.	2,669	539,432
Mohawk Industries, Inc.*	5,185	543,595
		1,083,027
Chemicals — 1.2%
Akzo Nobel N.V.	5,383	377,691
PPG Industries, Inc.	4,449	506,074
		883,765
Commercial Services — 1.1%
ABM Industries, Inc.	10,029	473,469
Ashtead Group PLC	5,688	364,749
		838,218
Computers — 2.9%
Amdocs Ltd.	8,572	782,109
Cognizant Technology Solutions Corp., Class A	7,906	616,905
HP, Inc.	30,217	739,108
		2,138,122
	Number of Shares	Value†

Cosmetics & Personal Care — 2.7%
Kenvue, Inc.	58,518	$1,224,782
The Estee Lauder Cos., Inc., Class A	9,563	772,690
		1,997,472
Distribution & Wholesale — 1.4%
Bunzl PLC	32,382	1,031,901
Diversified Financial Services — 1.3%
Raymond James Financial, Inc.	2,551	391,247
T. Rowe Price Group, Inc.	6,044	583,246
		974,493
Electric — 6.0%
Duke Energy Corp.	1,556	183,608
Evergy, Inc.	14,910	1,027,746
Eversource Energy	15,979	1,016,584
Northwestern Energy Group, Inc.	18,787	963,773
PPL Corp.	5,441	184,396
Xcel Energy, Inc.	14,828	1,009,787
		4,385,894
Electrical Components & Equipment — 1.1%
Emerson Electric Co.	3,250	433,322
Legrand S.A.	2,699	361,743
		795,065
Electronics — 1.1%
Fortive Corp.	3,047	158,840
Ralliant Corp.*	1,016	49,250
TE Connectivity PLC	3,394	572,466
		780,556
Engineering & Construction — 0.5%
Vinci S.A.	2,429	358,206
Environmental Control — 0.2%
Republic Services, Inc.	439	108,262
Food — 2.9%
Conagra Brands, Inc.	33,543	686,625
General Mills, Inc.	10,464	542,140
Koninklijke Ahold Delhaize N.V.	13,057	545,344
Mondelez International, Inc., Class A	5,327	359,253
		2,133,362
Food Service — 0.5%
Sodexo S.A.	6,339	390,143
Gas — 1.9%
ONE Gas, Inc.	9,316	669,448
Spire, Inc.	10,323	753,476
		1,422,924
Healthcare Products — 6.3%
Envista Holdings Corp.*	25,406	496,433
GE HealthCare Technologies, Inc.	10,360	767,365
Hologic, Inc.*	9,091	592,370
Medtronic PLC	8,233	717,671
QIAGEN N.V.	2,737	131,540

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc.	21,251	$1,938,304
		4,643,683
Healthcare Services — 5.2%
Centene Corp.*	10,269	557,401
ICON PLC*	2,387	347,189
IQVIA Holdings, Inc.*	3,864	608,928
Labcorp Holdings, Inc.	4,776	1,253,748
Quest Diagnostics, Inc.	3,250	583,797
Universal Health Services, Inc., Class B	2,331	422,261
		3,773,324
Home Builders — 0.3%
PulteGroup, Inc.	2,413	254,475
Household Products & Wares — 2.3%
Kimberly-Clark Corp.	7,821	1,008,283
Reckitt Benckiser Group PLC	10,401	708,589
		1,716,872
Insurance — 4.4%
Reinsurance Group of America, Inc.	5,194	1,030,282
The Allstate Corp.	2,068	416,309
The Hanover Insurance Group, Inc.	2,441	414,653
Willis Towers Watson PLC	4,361	1,336,646
		3,197,890
Internet — 0.5%
F5, Inc.*	1,238	364,368
Iron & Steel — 1.0%
Reliance, Inc.	2,269	712,239
Machinery — Construction & Mining — 1.6%
Oshkosh Corp.	10,203	1,158,449
Machinery — Diversified — 1.1%
Dover Corp.	1,057	193,674
Gates Industrial Corp. PLC*	7,573	174,406
The Toro Co.	5,870	414,892
		782,972
Metal Fabricate/Hardware — 0.8%
The Timken Co.	7,798	565,745
Miscellaneous Manufacturing — 0.6%
A.O. Smith Corp.	6,578	431,319
Oil & Gas — 2.1%
Coterra Energy, Inc.	24,133	612,496
Diamondback Energy, Inc.	3,173	435,970
Occidental Petroleum Corp.	11,028	463,286
		1,511,752
Oil & Gas Services — 1.4%
Baker Hughes Co.	27,069	1,037,825
Packaging and Containers — 2.5%
Graphic Packaging Holding Co.	46,796	985,992
	Number of Shares	Value†

Packaging and Containers — (continued)
Packaging Corp. of America	4,482	$844,633
		1,830,625
Pharmaceuticals — 3.8%
Becton Dickinson & Co.	5,998	1,033,156
Cencora, Inc.	939	281,559
Henry Schein, Inc.*	20,401	1,490,293
		2,805,008
Retail — 1.6%
MSC Industrial Direct Co., Inc., Class A	13,675	1,162,648
Semiconductors — 1.7%
Analog Devices, Inc.	614	146,144
NXP Semiconductors N.V.	1,863	407,047
Teradyne, Inc.	7,891	709,559
		1,262,750
Transportation — 3.1%
CSX Corp.	34,829	1,136,470
Norfolk Southern Corp.	4,409	1,128,572
		2,265,042
TOTAL COMMON STOCKS (Cost $63,122,794)		63,168,408

REAL ESTATE INVESTMENT TRUSTS — 9.0%
Apartments — 1.7%
Equity Residential	14,676	990,483
Essex Property Trust, Inc.	910	257,894
		1,248,377
Diversified — 2.4%
American Tower Corp.	3,252	718,757
VICI Properties, Inc.	33,151	1,080,723
		1,799,480
Healthcare — 1.6%
Healthpeak Properties, Inc.	34,817	609,646
Ventas, Inc.	8,825	557,299
		1,166,945
Single Tenant — 1.9%
Agree Realty Corp.	3,533	258,121
Realty Income Corp.	19,776	1,139,295
		1,397,416
Storage & Warehousing — 1.1%
Public Storage	2,777	814,827
Strip Centers — 0.3%
Regency Centers Corp.	2,829	201,510
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,950,448)		6,628,555

PREFERRED STOCKS — 0.7%
Household Products & Wares — 0.7%
Henkel AG & Co., KGaA (Cost $498,561)	6,930	544,584

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†

MASTER LIMITED PARTNERSHIP — 2.1%
Pipelines — 2.1%
Enterprise Products Partners LP (Cost $1,085,264)	49,157	$1,524,359

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $858,120)	858,120	858,120
TOTAL INVESTMENTS — 99.2% (Cost $72,515,187)		$72,724,026
Other Assets & Liabilities — 0.8%		571,830
TOTAL NET ASSETS — 100.0%		$73,295,856

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 6/30/2025††
United States	86%
United Kingdom	5
France	3
Netherlands	3
Ireland	2
Germany	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$1,049,212	$1,049,212	$—	$—
Aerospace & Defense	1,488,312	1,488,312	—	—
Airlines	708,522	708,522	—	—
Auto Manufacturers	797,462	797,462	—	—
Auto Parts & Equipment	1,181,943	785,230	396,713	—
Banks	7,998,986	7,998,986	—	—
Beverages	1,145,575	—	1,145,575	—
Building Materials	1,083,027	1,083,027	—	—
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Chemicals	$883,765	$506,074	$377,691	$—
Commercial Services	838,218	473,469	364,749	—
Computers	2,138,122	2,138,122	—	—
Cosmetics & Personal Care	1,997,472	1,997,472	—	—
Distribution & Wholesale	1,031,901	—	1,031,901	—
Diversified Financial Services	974,493	974,493	—	—
Electric	4,385,894	4,385,894	—	—
Electrical Components & Equipment	795,065	433,322	361,743	—
Electronics	780,556	780,556	—	—
Engineering & Construction	358,206	—	358,206	—
Environmental Control	108,262	108,262	—	—
Food	2,133,362	1,588,018	545,344	—
Food Service	390,143	—	390,143	—
Gas	1,422,924	1,422,924	—	—
Healthcare Products	4,643,683	4,643,683	—	—
Healthcare Services	3,773,324	3,773,324	—	—
Home Builders	254,475	254,475	—	—
Household Products & Wares	1,716,872	1,008,283	708,589	—
Insurance	3,197,890	3,197,890	—	—
Internet	364,368	364,368	—	—
Iron & Steel	712,239	712,239	—	—
Machinery — Construction & Mining	1,158,449	1,158,449	—	—
Machinery — Diversified	782,972	782,972	—	—
Metal Fabricate/Hardware	565,745	565,745	—	—
Miscellaneous Manufacturing	431,319	431,319	—	—
Oil & Gas	1,511,752	1,511,752	—	—
Oil & Gas Services	1,037,825	1,037,825	—	—
Packaging and Containers	1,830,625	1,830,625	—	—
Pharmaceuticals	2,805,008	2,805,008	—	—
Retail	1,162,648	1,162,648	—	—
Semiconductors	1,262,750	1,262,750	—	—
Transportation	2,265,042	2,265,042	—	—
Total Common Stocks	63,168,408	57,487,754	5,680,654	—
Real Estate Investment Trusts	6,628,555	6,628,555	—	—
Preferred Stocks	544,584	—	544,584	—
Master Limited Partnership	1,524,359	1,524,359	—	—
Short-Term Investments	858,120	858,120	—	—
Total Investments	$72,724,026	$66,498,788	$6,225,238	$—
LIABILITIES TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$(116,577)	$—	$(116,577)	$—
Total Liabilities—Other Financial Instruments	$(116,577)	$—	$(116,577)	$—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Mid Core Value Fund
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Pound Sterling	Bank of America	09/26/25	(460,071)	0.72810	$(617,470)	$(631,876)	$—	$(14,406)
Sell	Pound Sterling	Citibank N.A.	09/26/25	(418,890)	0.72810	(561,099)	(575,317)	—	(14,218)
Sell	Euro	Goldman Sachs & Co.	09/26/25	(743,242)	0.84403	(862,242)	(880,583)	—	(18,342)
Sell	Pound Sterling	Goldman Sachs & Co.	09/26/25	(418,890)	0.72810	(561,219)	(575,317)	—	(14,098)
Sell	Euro	JPMorgan Chase	09/26/25	(743,242)	0.84403	(862,561)	(880,584)	—	(18,023)
Sell	Euro	Morgan Stanley	09/26/25	(743,242)	0.84403	(861,502)	(880,584)	—	(19,082)
Sell	Euro	UBS AG	09/26/25	(743,242)	0.84403	(862,175)	(880,584)	—	(18,408)
	Total							$—	$(116,577)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.4%
Aerospace & Defense — 4.2%
Karman Holdings, Inc.*	9,863	$496,799
Loar Holdings, Inc.*	16,511	1,422,753
Moog, Inc., Class A	5,437	983,934
		2,903,486
Apparel — 3.7%
Birkenstock Holding PLC*	25,466	1,252,418
Deckers Outdoor Corp.*	5,329	549,260
On Holding AG, Class A*	14,324	745,564
		2,547,242
Biotechnology — 5.4%
Bridgebio Pharma, Inc.*	11,151	481,500
Caris Life Sciences, Inc.*	3,386	90,474
Exelixis, Inc.*	15,061	663,814
Insmed, Inc.*	10,704	1,077,250
Ionis Pharmaceuticals, Inc.*	14,813	585,262
Revolution Medicines, Inc.*	11,756	432,503
Roivant Sciences Ltd.*	40,588	457,427
		3,788,230
Building Materials — 2.7%
AAON, Inc.	10,536	777,030
SPX Technologies, Inc.*	6,418	1,076,170
		1,853,200
Chemicals — 1.2%
RPM International, Inc.	7,926	870,592
Commercial Services — 2.4%
Toast, Inc., Class A*	38,138	1,689,132
Computers — 5.6%
CyberArk Software Ltd.*	1,893	770,224
Parsons Corp.*	13,325	956,335
Rubrik, Inc., Class A*	10,638	953,058
SailPoint, Inc.*	20,918	478,186
Varonis Systems, Inc.*	14,707	746,380
		3,904,183
Distribution & Wholesale — 1.3%
Watsco, Inc.	1,218	537,893
WESCO International, Inc.	1,990	368,548
		906,441
Diversified Financial Services — 2.9%
Houlihan Lokey, Inc.	5,697	1,025,175
Jefferies Financial Group, Inc.	18,459	1,009,523
		2,034,698
Electrical Components & Equipment — 1.5%
Novanta, Inc.*	8,304	1,070,635
Electronics — 2.8%
Badger Meter, Inc.	3,730	913,664
Hubbell, Inc.	2,464	1,006,322
		1,919,986
Engineering & Construction — 1.1%
EMCOR Group, Inc.	1,426	762,753
	Number of Shares	Value†

Environmental Control — 1.7%
Casella Waste Systems, Inc., Class A*	10,041	$1,158,531
Food — 1.2%
Sprouts Farmers Market, Inc.*	5,225	860,244
Hand & Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	4,054	840,475
Healthcare Products — 7.7%
Bio-Techne Corp.	9,339	480,492
Bruker Corp.	14,807	610,048
Glaukos Corp.*	4,105	424,005
Globus Medical, Inc., Class A*	14,782	872,434
Merit Medical Systems, Inc.*	11,275	1,053,987
Natera, Inc.*	8,803	1,487,179
Penumbra, Inc.*	1,607	412,404
		5,340,549
Healthcare Services — 3.3%
Encompass Health Corp.	6,129	751,599
RadNet, Inc.*	12,267	698,115
The Ensign Group, Inc.	5,461	842,414
		2,292,128
Home Furnishings — 1.9%
SharkNinja, Inc.*	13,266	1,313,201
Insurance — 3.4%
Equitable Holdings, Inc.	18,971	1,064,273
Kinsale Capital Group, Inc.	2,642	1,278,464
		2,342,737
Leisure Time — 2.4%
Amer Sports, Inc.*	23,081	894,619
Viking Holdings Ltd.*	14,209	757,198
		1,651,817
Machinery — Diversified — 5.2%
Applied Industrial Technologies, Inc.	5,788	1,345,421
Crane Co.	3,396	644,866
Esab Corp.	5,623	677,853
Nordson Corp.	4,367	936,154
		3,604,294
Media — 1.1%
Liberty Media Corp.-Liberty Formula One, Class C*	7,389	772,151
Metal Fabricate/Hardware — 1.5%
RBC Bearings, Inc.*	2,747	1,057,046
Miscellaneous Manufacturing — 2.1%
Fabrinet*	2,648	780,312
Federal Signal Corp.	6,623	704,820
		1,485,132
Oil & Gas — 0.3%
Expand Energy Corp.	1,794	209,790
Pharmaceuticals — 3.0%
Ascendis Pharma A/S, ADR*	2,387	411,996

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Jazz Pharmaceuticals PLC*	4,042	$428,937
Madrigal Pharmaceuticals, Inc.*	1,367	413,709
Neurocrine Biosciences, Inc.*	6,786	852,932
		2,107,574
Retail — 11.1%
BJ's Wholesale Club Holdings, Inc.*	5,940	640,510
Brinker International, Inc.*	5,843	1,053,668
Casey's General Stores, Inc.	1,620	826,637
Cava Group, Inc.*	5,012	422,161
Dick's Sporting Goods, Inc.	3,502	692,731
Dutch Bros, Inc., Class A*	8,719	596,118
Ollie's Bargain Outlet Holdings, Inc.*	6,088	802,277
Shake Shack, Inc., Class A*	9,251	1,300,691
Texas Roadhouse, Inc.	7,433	1,393,018
		7,727,811
Semiconductors — 4.4%
Astera Labs, Inc.*	10,749	971,925
Lattice Semiconductor Corp.*	19,391	949,965
MACOM Technology Solutions Holdings, Inc.*	7,911	1,133,567
		3,055,457
Software — 11.1%
Chime Financial, Inc., Class A*	5,446	187,941
Dynatrace, Inc.*	20,454	1,129,265
Guidewire Software, Inc.*	5,832	1,373,144
Klaviyo, Inc., Class A*	29,408	987,521
Manhattan Associates, Inc.*	5,368	1,060,019
Monday.com Ltd.*	3,460	1,088,101
Nutanix, Inc., Class A*	9,724	743,303
ServiceTitan, Inc., Class A*	4,447	476,630
Waystar Holding Corp.*	17,645	721,151
		7,767,075
Telecommunications — 2.0%
Credo Technology Group Holding Ltd.*	14,927	1,382,091
TOTAL COMMON STOCKS (Cost $60,508,038)		69,218,681

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $888,513)	888,513	888,513
TOTAL INVESTMENTS — 100.7% (Cost $61,396,551)		$70,107,194
Other Assets & Liabilities — (0.7)%		(463,475)
TOTAL NET ASSETS — 100.0%		$69,643,719

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 6/30/2025††
United States	90%
Israel	3
United Kingdom	2
Finland	1
Thailand	1
Bermuda	1
Switzerland	1
Ireland	1
Total	100%
††	% of total investments as of June 30, 2025.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Growth Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$69,218,681	$69,218,681	$—	$—
Short-Term Investments	888,513	888,513	—	—
Total Investments	$70,107,194	$70,107,194	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.3%
Aerospace & Defense — 1.0%
Hexcel Corp.	8,519	$481,238
Apparel — 1.3%
Crocs, Inc.*	6,189	626,822
Auto Parts & Equipment — 1.3%
BorgWarner, Inc.	18,192	609,068
Banks — 9.7%
Comerica, Inc.	6,434	383,788
First Bancorp	20,443	425,828
First Citizens BancShares, Inc., Class A	304	594,767
First Hawaiian, Inc.	17,548	437,998
Independent Bank Corp.	7,475	470,065
Texas Capital Bancshares, Inc.*	4,960	393,824
UMB Financial Corp.	5,871	617,394
Walker & Dunlop, Inc.	4,743	334,287
Webster Financial Corp.	7,160	390,936
Wintrust Financial Corp.	4,476	554,935
		4,603,822
Chemicals — 2.4%
Avient Corp.	14,627	472,598
RPM International, Inc.	6,195	680,459
		1,153,057
Commercial Services — 6.0%
ADT, Inc.	75,527	639,714
First Advantage Corp.*	24,375	404,869
GXO Logistics, Inc.*	12,922	629,301
Herc Holdings, Inc.	3,879	510,826
Laureate Education, Inc.*	2,018	47,181
Robert Half, Inc.	3,770	154,758
WillScot Holdings Corp.	17,773	486,980
		2,873,629
Computers — 5.8%
CACI International, Inc., Class A*	1,408	671,194
Crane NXT Co.	8,490	457,611
Globant S.A.*	5,278	479,453
Lumentum Holdings, Inc.*	5,319	505,624
NCR Atleos Corp.*	22,600	644,778
		2,758,660
Distribution & Wholesale — 1.2%
Core & Main, Inc., Class A*	9,162	552,927
Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	2,801	653,221
Invesco Ltd.	41,653	656,868
Stifel Financial Corp.	5,242	544,015
		1,854,104
Electric — 3.3%
IDACORP, Inc.	6,536	754,581
TXNM Energy, Inc.	14,713	828,636
		1,583,217
Electrical Components & Equipment — 0.7%
Belden, Inc.	2,961	342,884
	Number of Shares	Value†

Electronics — 2.1%
Avnet, Inc.	8,210	$435,787
TD SYNNEX Corp.	4,203	570,347
		1,006,134
Engineering & Construction — 1.6%
Fluor Corp.*	10,675	547,307
MasTec, Inc.*	1,142	194,631
		741,938
Environmental Control — 1.5%
Pentair PLC	6,959	714,411
Food — 1.3%
Nomad Foods Ltd.	36,183	614,749
Gas — 1.0%
ONE Gas, Inc.	6,759	485,702
Healthcare Products — 2.5%
Envista Holdings Corp.*	29,401	574,495
Integer Holdings Corp.*	5,210	640,674
		1,215,169
Healthcare Services — 4.5%
Encompass Health Corp.	6,975	855,344
ICON PLC*	3,956	575,400
Tenet Healthcare Corp.*	4,136	727,936
		2,158,680
Home Furnishings — 0.9%
MillerKnoll, Inc.	22,939	445,475
Household Products & Wares — 1.1%
WD-40 Co.	2,226	507,728
Insurance — 2.9%
American Financial Group, Inc.	4,989	629,662
The Hanover Insurance Group, Inc.	4,335	736,386
		1,366,048
Internet — 1.8%
Criteo S.A., ADR*	16,103	385,828
F5, Inc.*	1,615	475,327
		861,155
Investment Companies — 1.1%
HA Sustainable Infrastructure Capital, Inc.	19,484	523,340
Leisure Time — 1.0%
Brunswick Corp.	8,722	481,803
Machinery — Diversified — 2.4%
CNH Industrial N.V.	39,287	509,160
Regal Rexnord Corp.	4,521	655,364
		1,164,524
Media — 1.6%
Nexstar Media Group, Inc.	4,288	741,610

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 0.7%
Cameco Corp.	4,278	$317,556
Miscellaneous Manufacturing — 1.2%
JBT Marel Corp.	4,783	575,203
Oil & Gas — 3.4%
HF Sinclair Corp.	4,996	205,236
Magnolia Oil & Gas Corp., Class A	21,371	480,420
Matador Resources Co.	11,022	525,970
Northern Oil & Gas, Inc.	13,838	392,307
		1,603,933
Packaging and Containers — 2.3%
Graphic Packaging Holding Co.	29,010	611,241
O-I Glass, Inc.*	32,638	481,084
		1,092,325
Real Estate — 1.6%
Jones Lang LaSalle, Inc.*	3,055	781,408
Retail — 7.5%
AutoNation, Inc.*	2,814	559,001
Bath & Body Works, Inc.	22,138	663,255
BJ's Wholesale Club Holdings, Inc.*	8,675	935,425
Cracker Barrel Old Country Store, Inc.	4,718	288,175
Dollar Tree, Inc.*	6,410	634,846
Group 1 Automotive, Inc.	1,122	489,989
		3,570,691
Savings & Loans — 0.6%
Flagstar Financial, Inc.	26,316	278,950
Semiconductors — 2.7%
FormFactor, Inc.*	9,838	338,526
IPG Photonics Corp.*	7,110	488,101
ON Semiconductor Corp.*	9,161	480,128
		1,306,755
Software — 2.6%
ACI Worldwide, Inc.*	10,217	469,062
Commvault Systems, Inc.*	1,790	312,051
Nice Ltd., ADR*	2,650	447,612
		1,228,725
Telecommunications — 0.7%
Calix, Inc.*	6,341	337,278
Transportation — 4.1%
ArcBest Corp.	7,029	541,303
C.H. Robinson Worldwide, Inc.	5,497	527,437
Kirby Corp.*	4,643	526,563
Star Bulk Carriers Corp.	21,123	364,372
		1,959,675
TOTAL COMMON STOCKS (Cost $41,205,327)		43,520,393

REAL ESTATE INVESTMENT TRUSTS — 7.2%
Apartments — 1.2%
Independence Realty Trust, Inc.	33,430	591,377
	Number of Shares	Value†

Diversified — 0.6%
Broadstone Net Lease, Inc.	16,099	$258,389
Healthcare — 1.3%
American Healthcare REIT, Inc.	16,570	608,782
Hotels & Resorts — 0.7%
Ryman Hospitality Properties, Inc.	3,563	351,561
Industrial — 1.5%
First Industrial Realty Trust, Inc.	3,604	173,461
STAG lndustrial, Inc.	14,537	527,402
		700,863
Office Property — 1.3%
COPT Defense Properties	22,928	632,354
Storage & Warehousing — 0.6%
CubeSmart	6,750	286,875
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,498,619)		3,430,201

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $161,919)	161,919	161,919
TOTAL INVESTMENTS — 98.8% (Cost $44,865,865)		$47,112,513
Other Assets & Liabilities — 1.2%		561,514
TOTAL NET ASSETS — 100.0%		$47,674,027

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 6/30/2025††
United States	90%
United Kingdom	4
Ireland	1
Luxembourg	1
Israel	1
Puerto Rico	1
France	1
Greece	1
Total	100%
††	% of total investments as of June 30, 2025.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
SMID Cap Value Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$43,520,393	$43,520,393	$—	$—
Real Estate Investment Trusts	3,430,201	3,430,201	—	—
Short-Term Investments	161,919	161,919	—	—
Total Investments	$47,112,513	$47,112,513	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Aerospace & Defense — 2.0%
Loar Holdings, Inc.*	9,080	$782,424
StandardAero, Inc.*	23,402	740,673
Voyager Technologies, Inc., Class A*	9,153	359,255
		1,882,352
Apparel — 1.7%
Gildan Activewear, Inc.	20,573	1,013,015
On Holding AG, Class A*	12,087	629,128
		1,642,143
Banks — 0.8%
Walker & Dunlop, Inc.	10,758	758,224
Biotechnology — 8.2%
89bio, Inc.*	33,717	331,101
Akero Therapeutics, Inc.*	6,189	330,245
Arcellx, Inc.*	4,579	301,527
Avidity Biosciences, Inc.*	19,170	544,428
Biohaven Ltd.*	13,499	190,471
Bridgebio Pharma, Inc.*	16,856	727,842
Caris Life Sciences, Inc.*	19,790	528,789
Crinetics Pharmaceuticals, Inc.*	7,087	203,822
Disc Medicine, Inc.*	3,163	167,513
Edgewise Therapeutics, Inc.*	5,986	78,476
Ideaya Biosciences, Inc.*	14,273	300,018
Insmed, Inc.*	9,103	916,126
Janux Therapeutics, Inc.*	8,797	203,211
Ligand Pharmaceuticals, Inc.*	8,014	911,032
NeoGenomics, Inc.*	32,490	237,502
Revolution Medicines, Inc.*	12,860	473,119
Soleno Therapeutics, Inc.*	7,121	596,597
Structure Therapeutics, Inc., ADR*	7,967	165,236
Travere Therapeutics, Inc.*	14,068	208,206
Xenon Pharmaceuticals, Inc.*	8,115	254,000
		7,669,261
Building Materials — 1.3%
SPX Technologies, Inc.*	7,093	1,189,354
Chemicals — 2.0%
Sensient Technologies Corp.	18,801	1,852,274
Commercial Services — 11.2%
Alight, Inc., Class A	103,486	585,731
CBIZ, Inc.*	6,346	455,072
Colliers International Group, Inc.	4,122	538,086
Euronet Worldwide, Inc.*	11,564	1,172,358
Paylocity Holding Corp.*	6,316	1,144,396
Rentokil Initial PLC, ADR	61,055	1,465,320
Shift4 Payments, Inc., Class A*	15,904	1,576,245
Stride, Inc.*	16,332	2,371,243
UL Solutions, Inc., Class A	7,616	554,902
WEX, Inc.*	4,519	663,796
		10,527,149
Computers — 0.9%
CACI International, Inc., Class A*	1,779	848,049
	Number of Shares	Value†

Cosmetics & Personal Care — 1.3%
Oddity Tech Ltd., Class A*	16,717	$1,261,632
Distribution & Wholesale — 1.5%
Core & Main, Inc., Class A*	23,898	1,442,244
Diversified Financial Services — 4.0%
Cboe Global Markets, Inc.	5,783	1,348,654
Hamilton Lane, Inc., Class A	3,819	542,756
LPL Financial Holdings, Inc.	4,937	1,851,227
		3,742,637
Electric — 1.4%
NRG Energy, Inc.	8,388	1,346,945
Electrical Components & Equipment — 1.2%
EnerSys	5,277	452,608
Novanta, Inc.*	5,023	647,616
		1,100,224
Electronics — 6.8%
Bel Fuse, Inc., Class B	8,543	834,566
Itron, Inc.*	5,098	671,050
Mirion Technologies, Inc.*	103,004	2,217,676
Napco Security Technologies, Inc.	18,493	549,057
OSI Systems, Inc.*	9,285	2,087,825
		6,360,174
Engineering & Construction — 0.9%
Sterling Infrastructure, Inc.*	3,889	897,309
Entertainment — 1.1%
Atlanta Braves Holdings, Inc., Class C*	14,897	696,732
Manchester United PLC, Class A*	19,254	342,914
		1,039,646
Environmental Control — 2.3%
CECO Environmental Corp.*	26,833	759,642
Clean Harbors, Inc.*	3,922	906,688
Montrose Environmental Group, Inc.*	22,333	488,869
		2,155,199
Food — 0.8%
Premium Brands Holdings Corp.	12,756	760,817
Food Service — 1.3%
Aramark	28,922	1,210,964
Hand & Machine Tools — 0.6%
MSA Safety, Inc.	3,220	539,447
Healthcare Products — 5.4%
Beta Bionics, Inc.*	10,150	147,784
Bruker Corp.	7,948	327,458
Glaukos Corp.*	9,578	989,312
Globus Medical, Inc., Class A*	19,895	1,174,203
ICU Medical, Inc.*	7,503	991,521
Lantheus Holdings, Inc.*	12,062	987,395
STERIS PLC	1,924	462,183
		5,079,856

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 0.8%
HealthEquity, Inc.*	7,252	$759,719
Home Builders — 0.8%
Dream Finders Homes, Inc., Class A*	18,018	452,792
Thor Industries, Inc.	3,754	333,393
		786,185
Insurance — 1.3%
Baldwin Insurance Group, Inc.*	13,030	557,814
RLI Corp.	8,747	631,709
		1,189,523
Internet — 0.5%
Ziff Davis, Inc.*	14,484	438,431
Machinery — Diversified — 4.3%
ATS Corp.*	25,700	819,645
CSW Industrials, Inc.	2,340	671,182
Gates Industrial Corp. PLC*	37,725	868,807
Kornit Digital Ltd.*	23,560	469,080
Zurn Elkay Water Solutions Corp.	33,222	1,214,928
		4,043,642
Miscellaneous Manufacturing — 2.9%
Carlisle Cos., Inc.	2,191	818,120
Enpro, Inc.	4,057	777,118
ITT, Inc.	7,293	1,143,761
		2,738,999
Oil & Gas — 2.0%
California Resources Corp.	7,732	353,120
Magnolia Oil & Gas Corp., Class A	52,997	1,191,373
Weatherford International PLC	5,977	300,703
		1,845,196
Packaging and Containers — 2.1%
Crown Holdings, Inc.	19,517	2,009,861
Pharmaceuticals — 5.1%
Ascendis Pharma A/S, ADR*	4,655	803,453
Avadel Pharmaceuticals PLC*	49,591	438,880
BellRing Brands, Inc.*	10,598	613,942
Centessa Pharmaceuticals PLC, ADR*	15,354	201,752
Madrigal Pharmaceuticals, Inc.*	2,617	792,009
Mirum Pharmaceuticals, Inc.*	15,013	764,012
Vaxcyte, Inc.*	11,365	369,476
Verona Pharma PLC, ADR*	8,369	791,540
		4,775,064
Retail — 2.7%
Casey's General Stores, Inc.	2,894	1,476,722
Portillo's, Inc., Class A*	34,499	402,603
Wingstop, Inc.	2,008	676,174
		2,555,499
Semiconductors — 2.3%
Entegris, Inc.	5,219	420,912
MACOM Technology Solutions Holdings, Inc.*	3,712	531,892
Nova Ltd.*	1,604	441,421
	Number of Shares	Value†

Semiconductors — (continued)
ON Semiconductor Corp.*	14,195	$743,960
		2,138,185
Software — 15.6%
Alkami Technology, Inc.*	19,937	600,901
Asure Software, Inc.*	53,215	519,379
Blackbaud, Inc.*	14,305	918,524
Broadridge Financial Solutions, Inc.	5,468	1,328,888
Clearwater Analytics Holdings, Inc., Class A*	22,674	497,241
Consensus Cloud Solutions, Inc.*	22,406	516,682
Doximity, Inc., Class A*	12,311	755,157
Dynatrace, Inc.*	22,964	1,267,843
Inspired Entertainment, Inc.*	38,922	317,993
Kinaxis, Inc.*	4,034	599,938
Nice Ltd., ADR*	2,996	506,054
PagerDuty, Inc.*	25,612	391,351
PDF Solutions, Inc.*	23,119	494,284
Procore Technologies, Inc.*	6,290	430,362
Simulations Plus, Inc.	23,312	406,794
SS&C Technologies Holdings, Inc.	28,831	2,387,207
The Descartes Systems Group, Inc.*	16,609	1,687,184
Vertex, Inc., Class A*	15,756	556,738
Waystar Holding Corp.*	11,839	483,860
		14,666,380
Telecommunications — 0.6%
AST SpaceMobile, Inc.*	12,714	594,125
Transportation — 1.0%
Saia, Inc.*	3,313	907,729
TOTAL COMMON STOCKS (Cost $65,386,924)		92,754,438

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $399,730)	7,007	850,369

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	2,296
OmniAb, Inc.*	3,339	1,981
TOTAL RIGHTS (Cost $8,726)		4,277

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Growth Fund
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $815,585)	815,585	$815,585
TOTAL INVESTMENTS — 100.5% (Cost $66,610,965)		$94,424,669
Other Assets & Liabilities — (0.5)%		(443,781)
TOTAL NET ASSETS — 100.0%		$93,980,888

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 6/30/2025††
United States	86%
Canada	6
Israel	3
United Kingdom	3
Denmark	1
Switzerland	1
Total	100%
††	% of total investments as of June 30, 2025.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$92,754,438	$92,754,438	$—	$—
Real Estate Investment Trusts	850,369	850,369	—	—
Rights	4,277	—	4,277	—
Short-Term Investments	815,585	815,585	—	—
Total Investments	$94,424,669	$94,420,392	$4,277	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 89.2%
Aerospace & Defense — 1.3%
Mercury Systems, Inc.*	17,238	$928,439
Moog, Inc., Class A	4,548	823,051
		1,751,490
Apparel — 0.7%
Crocs, Inc.*	4,131	418,388
Kontoor Brands, Inc.	8,734	576,182
		994,570
Auto Parts & Equipment — 2.0%
Adient PLC*	21,311	414,712
Dana, Inc.	34,517	591,967
Phinia, Inc.	19,945	887,353
The Goodyear Tire & Rubber Co.*	60,325	625,570
Visteon Corp.*	2,236	208,619
		2,728,221
Banks — 17.9%
Amerant Bancorp, Inc.	40,258	733,903
Ameris Bancorp	32,825	2,123,778
Atlantic Union Bankshares Corp.	54,723	1,711,735
Cadence Bank	52,064	1,665,007
Community Financial System, Inc.	19,926	1,133,192
ConnectOne Bancorp, Inc.	53,897	1,248,255
FB Financial Corp.	21,516	974,675
First Merchants Corp.	29,507	1,130,118
Glacier Bancorp, Inc.	41,186	1,774,293
MidWestOne Financial Group, Inc.	33,225	955,883
Northpointe Bancshares, Inc.	42,794	586,706
Old Second Bancorp, Inc.	58,606	1,039,670
Origin Bancorp, Inc.	34,044	1,216,733
Renasant Corp.	49,038	1,761,935
Seacoast Banking Corp of Florida	28,099	776,094
SouthState Corp.	14,221	1,308,759
TriCo Bancshares	22,160	897,258
UMB Financial Corp.	19,392	2,039,263
Valley National Bancorp	147,398	1,316,264
Walker & Dunlop, Inc.	6,834	481,660
		24,875,181
Biotechnology — 2.2%
Bridgebio Pharma, Inc.*	4,611	199,103
CG oncology, Inc.*	9,226	239,876
Cytokinetics, Inc.*	12,778	422,185
Dynavax Technologies Corp.*	23,722	235,322
Immunovant, Inc.*	12,695	203,120
Ionis Pharmaceuticals, Inc.*	6,974	275,543
NeoGenomics, Inc.*	67,308	492,021
Revolution Medicines, Inc.*	8,142	299,544
Syndax Pharmaceuticals, Inc.*	22,372	209,514
Ultragenyx Pharmaceutical, Inc.*	8,221	298,916
Xenon Pharmaceuticals, Inc.*	6,461	202,229
		3,077,373
Building Materials — 1.7%
Knife River Corp.*	6,434	525,272
Masterbrand, Inc.*	35,687	390,059
	Number of Shares	Value†

Building Materials — (continued)
SPX Technologies, Inc.*	8,529	$1,430,142
		2,345,473
Chemicals — 1.9%
Avient Corp.	27,930	902,418
Element Solutions, Inc.	19,837	449,308
H.B. Fuller Co.	19,636	1,181,106
Rogers Corp.*	2,215	151,683
		2,684,515
Commercial Services — 2.7%
AMN Healthcare Services, Inc.*	11,207	231,649
BrightView Holdings, Inc.*	53,893	897,318
CBIZ, Inc.*	5,791	415,273
Korn Ferry	17,027	1,248,590
Valvoline, Inc.*	24,066	911,379
		3,704,209
Computers — 1.4%
ASGN, Inc.*	18,500	923,705
CACI International, Inc., Class A*	1,103	525,800
Tenable Holdings, Inc.*	12,806	432,587
		1,882,092
Cosmetics & Personal Care — 0.6%
Prestige Consumer Healthcare, Inc.*	10,939	873,479
Distribution & Wholesale — 0.7%
MRC Global, Inc.*	36,033	494,012
VSE Corp.	3,366	440,879
		934,891
Diversified Financial Services — 5.1%
Bread Financial Holdings, Inc.	12,262	700,405
Encore Capital Group, Inc.*	19,565	757,361
Enova International, Inc.*	6,571	732,798
Jefferson Capital, Inc.*	41,910	773,240
PennyMac Financial Services, Inc.	16,251	1,619,250
Perella Weinberg Partners	70,841	1,375,732
Piper Sandler Cos.	4,103	1,140,388
		7,099,174
Electric — 3.1%
IDACORP, Inc.	11,619	1,341,414
MGE Energy, Inc.	6,744	596,439
TXNM Energy, Inc.	41,570	2,341,222
		4,279,075
Electrical Components & Equipment — 0.6%
Belden, Inc.	4,761	551,324
Energizer Holdings, Inc.	11,750	236,880
		788,204
Electronics — 4.3%
Advanced Energy Industries, Inc.	5,256	696,420
Atkore, Inc.	7,644	539,284
ESCO Technologies, Inc.	5,379	1,032,069
Itron, Inc.*	4,596	604,972
Knowles Corp.*	73,648	1,297,678
Sanmina Corp.*	10,621	1,039,052

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
TTM Technologies, Inc.*	17,399	$710,227
		5,919,702
Engineering & Construction — 2.4%
Arcosa, Inc.	14,022	1,215,848
Fluor Corp.*	18,087	927,320
Granite Construction, Inc.	5,526	516,736
MYR Group, Inc.*	3,918	710,921
		3,370,825
Entertainment — 0.7%
Churchill Downs, Inc.	4,137	417,837
Red Rock Resorts, Inc., Class A	10,871	565,618
		983,455
Food — 1.0%
Grocery Outlet Holding Corp.*	27,369	339,923
The Marzetti Company	3,286	567,722
Utz Brands, Inc.	43,991	552,087
		1,459,732
Gas — 1.0%
Chesapeake Utilities Corp.	5,141	618,051
ONE Gas, Inc.	11,668	838,462
		1,456,513
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	11,495	366,116
Healthcare Products — 1.5%
Enovis Corp.*	10,750	337,120
Globus Medical, Inc., Class A*	8,254	487,151
LivaNova PLC*	15,445	695,334
Merit Medical Systems, Inc.*	6,666	623,138
		2,142,743
Healthcare Services — 0.3%
Surgery Partners, Inc.*	17,099	380,111
Home Builders — 3.9%
Installed Building Products, Inc.	2,320	418,343
LCI Industries	6,130	558,995
M/I Homes, Inc.*	10,452	1,171,878
Meritage Homes Corp.	19,321	1,293,927
Taylor Morrison Home Corp.*	24,029	1,475,861
Thor Industries, Inc.	5,254	466,608
		5,385,612
Insurance — 4.6%
Abacus Global Management, Inc.*	111,154	571,332
Aspen Insurance Holdings Ltd., Class A*	21,177	666,440
CNO Financial Group, Inc.	26,197	1,010,680
HCI Group, Inc.	4,606	701,033
Kemper Corp.	10,795	696,709
NMI Holdings, Inc.*	19,706	831,396
Skyward Specialty Insurance Group, Inc.*	12,208	705,500
Slide Insurance Holdings, Inc.*	32,869	711,943
	Number of Shares	Value†

Insurance — (continued)
The Hanover Insurance Group, Inc.	2,525	$428,922
		6,323,955
Iron & Steel — 0.8%
Commercial Metals Co.	22,219	1,086,731
Machinery — Construction & Mining — 0.7%
Terex Corp.	20,650	964,148
Machinery — Diversified — 2.0%
Esab Corp.	6,300	759,465
Gates Industrial Corp. PLC*	68,992	1,588,886
The Gorman-Rupp Co.	11,620	426,686
		2,775,037
Media — 0.4%
TEGNA, Inc.	29,771	498,962
Metal Fabricate/Hardware — 1.3%
AZZ, Inc.	11,691	1,104,566
Standex International Corp.	4,851	759,084
		1,863,650
Mining — 1.0%
Coeur Mining, Inc.*	90,428	801,192
Constellium S.E.*	40,548	539,288
		1,340,480
Miscellaneous Manufacturing — 0.5%
Federal Signal Corp.	6,071	646,076
Oil & Gas — 4.9%
California Resources Corp.	15,790	721,129
CNX Resources Corp.*	25,343	853,552
Crescent Energy Co., Class A	82,172	706,679
Delek US Holdings, Inc.	17,749	375,924
Gulfport Energy Corp.*	3,895	783,557
Magnolia Oil & Gas Corp., Class A	35,941	807,954
Matador Resources Co.	17,199	820,736
Noble Corp. PLC	31,990	849,335
Patterson-UTI Energy, Inc.	89,565	531,120
Seadrill Ltd.*	12,430	326,288
		6,776,274
Oil & Gas Services — 0.8%
Kodiak Gas Services, Inc.	23,037	789,478
Liberty Energy, Inc.	29,945	343,769
		1,133,247
Packaging and Containers — 1.6%
Greif, Inc., Class A	12,003	780,075
O-I Glass, Inc.*	51,223	755,027
Silgan Holdings, Inc.	12,788	692,854
		2,227,956
Pharmaceuticals — 0.7%
Alkermes PLC*	16,839	481,764
Madrigal Pharmaceuticals, Inc.*	1,018	308,087
Protagonist Therapeutics, Inc.*	3,834	211,905
		1,001,756

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pipelines — 0.4%
Kinetik Holdings, Inc.	13,185	$580,799
Real Estate — 1.6%
Cushman & Wakefield PLC*	83,300	922,131
Newmark Group, Inc., Class A	102,724	1,248,097
		2,170,228
Real Estate Investment Trusts — 0.3%
Smartstop Self Storage REIT, Inc.	13,021	471,751
Retail — 4.1%
Academy Sports & Outdoors, Inc.	13,658	612,015
Advance Auto Parts, Inc.	9,891	459,833
Group 1 Automotive, Inc.	3,056	1,334,586
La-Z-Boy, Inc.	21,447	797,185
Ollie's Bargain Outlet Holdings, Inc.*	5,021	661,667
Patrick Industries, Inc.	9,108	840,395
The Cheesecake Factory, Inc.	4,932	309,039
Urban Outfitters, Inc.*	6,630	480,940
Victoria's Secret & Co.*	10,920	202,239
		5,697,899
Savings & Loans — 1.3%
Banc of California, Inc.	73,349	1,030,554
Pacific Premier Bancorp, Inc.	36,069	760,695
		1,791,249
Semiconductors — 2.5%
Axcelis Technologies, Inc.*	9,192	640,591
Cohu, Inc.*	23,939	460,586
Qorvo, Inc.*	6,685	567,623
Rambus, Inc.*	10,562	676,179
Semtech Corp.*	13,686	617,786
Silicon Laboratories, Inc.*	3,501	515,908
		3,478,673
Software — 1.1%
BlackLine, Inc.*	10,829	613,138
Commvault Systems, Inc.*	3,171	552,800
Digi International, Inc.*	11,131	388,027
		1,553,965
Transportation — 1.3%
DHT Holdings, Inc.	48,821	527,755
RXO, Inc.*	17,480	274,786
Saia, Inc.*	2,050	561,679
Scorpio Tankers, Inc.	11,221	439,078
		1,803,298
TOTAL COMMON STOCKS (Cost $118,599,945)		123,668,890

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Apartments — 1.1%
Independence Realty Trust, Inc.	83,457	1,476,354
Diversified — 1.0%
InvenTrust Properties Corp.	33,529	918,695
	Number of Shares	Value†

Diversified — (continued)
UMH Properties, Inc.	27,215	$456,940
		1,375,635
Hotels & Resorts — 0.4%
Pebblebrook Hotel Trust	60,246	601,858
Industrial — 1.7%
STAG lndustrial, Inc.	27,164	985,510
Terreno Realty Corp.	25,120	1,408,478
		2,393,988
Mortgage Banks — 1.2%
Ladder Capital Corp.	89,488	961,996
Redwood Trust, Inc.	103,520	611,803
		1,573,799
Office Property — 1.2%
Cousins Properties, Inc.	27,728	832,672
Highwoods Properties, Inc.	25,303	786,670
		1,619,342
Regional Malls — 0.5%
Tanger, Inc.	23,969	732,972
Single Tenant — 1.5%
Essential Properties Realty Trust, Inc.	36,149	1,153,515
Four Corners Property Trust, Inc.	33,734	907,782
		2,061,297
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,687,740)		11,835,245

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $2,581,586)	2,581,586	2,581,586
TOTAL INVESTMENTS — 99.6% (Cost $133,869,271)		$138,085,721
Other Assets & Liabilities — 0.4%		507,791
TOTAL NET ASSETS — 100.0%		$138,593,512

†	See Security Valuation Note.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Value Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$123,668,890	$123,668,890	$—	$—
Real Estate Investment Trusts	11,835,245	11,835,245	—	—
Short-Term Investments	2,581,586	2,581,586	—	—
Total Investments	$138,085,721	$138,085,721	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.6%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$3,432
Boston Omaha Corp., Class A*	700	9,828
National CineMedia, Inc.	1,700	8,236
Nexxen International Ltd.*	1,200	12,492
Stagwell, Inc.*	2,700	12,150
TechTarget, Inc.*	900	6,993
		53,131
Aerospace & Defense — 1.7%
AAR Corp.*	1,069	73,536
AeroVironment, Inc.*	826	235,369
AerSale Corp.*	1,000	6,010
Amprius Technologies, Inc.*	3,000	12,630
Archer Aviation, Inc., Class A*	16,400	177,940
Astronics Corp.*	795	26,617
Ducommun, Inc.*	400	33,052
Eve Holding, Inc.*	700	4,802
Intuitive Machines, Inc.*	3,400	36,958
Joby Aviation, Inc.*	13,900	146,645
Kratos Defense & Security Solutions, Inc.*	4,922	228,627
Mercury Systems, Inc.*	1,500	80,790
Moog, Inc., Class A	861	155,815
National Presto Industries, Inc.	148	14,498
Red Cat Holdings, Inc.*	2,300	16,744
Redwire Corp.*	1,100	17,930
Triumph Group, Inc.*	2,200	56,650
		1,324,613
Agriculture — 0.3%
Alico, Inc.	200	6,536
Dole PLC	2,300	32,177
Fresh Del Monte Produce, Inc.	916	29,697
Ispire Technology, Inc.*	800	2,048
Limoneira Co.	600	9,390
Tejon Ranch Co.*	725	12,296
The Andersons, Inc.	932	34,251
Turning Point Brands, Inc.	500	37,885
Universal Corp.	655	38,147
Vital Farms, Inc.*	1,100	42,372
		244,799
Airlines — 0.3%
Allegiant Travel Co.*	424	23,299
Frontier Group Holdings, Inc.*	1,200	4,356
JetBlue Airways Corp.*	9,700	41,031
SkyWest, Inc.*	1,181	121,607
Spirit Aviation Holdings, Inc.*	600	2,994
Sun Country Airlines Holdings, Inc.*	1,200	14,100
		207,387
Apparel — 0.5%
Capri Holdings Ltd.*	3,500	61,950
Carter's, Inc.	1,100	33,143
Ermenegildo Zegna N.V.	1,900	16,245
Hanesbrands, Inc.*	10,400	47,632
Kontoor Brands, Inc.	1,600	105,552
Lakeland Industries, Inc.	300	4,083
	Number of Shares	Value†

Apparel — (continued)
Oxford Industries, Inc.	408	$16,422
Rocky Brands, Inc.	200	4,438
Steven Madden Ltd.	2,073	49,710
Superior Group of Cos., Inc.	500	5,150
Torrid Holdings, Inc.*	400	1,180
Weyco Group, Inc.	200	6,632
Wolverine World Wide, Inc.	2,482	44,875
		397,012
Auto Manufacturers — 0.2%
Blue Bird Corp.*	992	42,815
Hyliion Holdings Corp.*	3,900	5,148
REV Group, Inc.	1,500	71,385
Wabash National Corp.	1,400	14,882
		134,230
Auto Parts & Equipment — 1.0%
Adient PLC*	2,400	46,704
Aeva Technologies, Inc.*	980	37,034
American Axle & Manufacturing Holdings, Inc.*	3,416	13,937
Cooper-Standard Holdings, Inc.*	500	10,750
Dana, Inc.	3,796	65,101
Dorman Products, Inc.*	839	102,920
Douglas Dynamics, Inc.	600	17,682
Fox Factory Holding Corp.*	1,257	32,607
Garrett Motion, Inc.	3,900	40,989
Gentherm, Inc.*	968	27,385
Holley, Inc.*	1,700	3,400
indie Semiconductor, Inc., Class A*	5,500	19,580
Luminar Technologies, Inc.*	773	2,218
Methode Electronics, Inc.	1,060	10,081
Microvast Holdings, Inc.*	6,200	22,506
Miller Industries, Inc.	343	15,250
Motorcar Parts of America, Inc.*	600	6,720
Phinia, Inc.	1,200	53,388
Solid Power, Inc.*	4,500	9,855
Standard Motor Products, Inc.	600	18,432
Strattec Security Corp.*	100	6,221
The Goodyear Tire & Rubber Co.*	8,395	87,056
The Shyft Group, Inc.	900	11,286
Titan International, Inc.*	1,300	13,351
Visteon Corp.*	862	80,425
XPEL, Inc.*	800	28,720
		783,598
Banks — 9.5%
1st Source Corp.	588	36,497
ACNB Corp.	200	8,568
Alerus Financial Corp.	600	12,984
Amalgamated Financial Corp.	600	18,720
Amerant Bancorp, Inc.	1,200	21,876
Ameris Bancorp	1,912	123,706
Ames National Corp.	300	5,343
Arrow Financial Corp.	475	12,550
Associated Banc-Corp.	4,900	119,511
Atlantic Union Bankshares Corp.	4,337	135,661

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
BancFirst Corp.	620	$76,644
Bank First Corp.	300	35,295
Bank of Hawaii Corp.	1,200	81,036
Bank of Marin Bancorp	480	10,963
Bank7 Corp.	100	4,183
BankUnited, Inc.	2,200	78,298
Bankwell Financial Group, Inc.	200	7,206
Banner Corp.	1,000	64,150
Bar Harbor Bankshares	397	11,894
BayCom Corp.	200	5,542
BCB Bancorp, Inc.	500	4,210
Blue Foundry Bancorp*	600	5,742
Blue Ridge Bankshares, Inc.*	2,200	7,898
Bridgewater Bancshares, Inc.*	700	11,137
Burke & Herbert Financial Services Corp.	402	24,012
Business First Bancshares, Inc.	800	19,720
Byline Bancorp, Inc.	900	24,057
C&F Financial Corp.	100	6,173
Cadence Bank	5,383	172,148
California BanCorp*	777	12,246
Camden National Corp.	439	17,815
Capital Bancorp, Inc.	300	10,074
Capital City Bank Group, Inc.	469	18,455
Carter Bankshares, Inc.*	800	13,872
Cathay General Bancorp	2,050	93,337
CB Financial Services, Inc.	200	5,700
Central Pacific Financial Corp.	800	22,424
Chain Bridge Bancorp, Inc., Class A*	100	2,577
Chemung Financial Corp.	100	4,847
ChoiceOne Financial Services, Inc.	300	8,610
Citizens & Northern Corp.	356	6,743
Citizens Financial Services, Inc.	102	5,990
City Holding Co.	445	54,477
Civista Bancshares, Inc.	300	6,960
CNB Financial Corp.	574	13,122
Coastal Financial Corp.*	400	38,748
Colony Bankcorp, Inc.	500	8,235
Community Financial System, Inc.	1,537	87,409
Community Trust Bancorp, Inc.	483	25,560
Community West Bancshares	400	7,804
ConnectOne Bancorp, Inc.	1,413	32,725
Customers Bancorp, Inc.*	880	51,691
CVB Financial Corp.	3,892	77,023
Dime Community Bancshares, Inc.	1,109	29,877
Eagle Bancorp, Inc.	873	17,006
Eagle Financial Services, Inc.	200	6,124
Eastern Bankshares, Inc.	5,686	86,825
ECB Bancorp, Inc.*	300	4,632
Enterprise Bancorp, Inc.	313	12,407
Enterprise Financial Services Corp.	1,080	59,508
Equity Bancshares, Inc., Class A	500	20,400
Esquire Financial Holdings, Inc.	200	18,932
Farmers & Merchants Bancorp, Inc.	400	10,112
Farmers National Banc Corp.	1,100	15,169
FB Bancorp, Inc.*	600	6,750
	Number of Shares	Value†

Banks — (continued)
FB Financial Corp.	1,086	$49,196
Fidelity D&D Bancorp, Inc.	100	4,600
Financial Institutions, Inc.	440	11,299
Finwise Bancorp*	300	4,503
First Bancorp	1,224	53,966
First Bancorp	4,800	99,984
First Bank	500	7,735
First Busey Corp.	2,414	55,244
First Business Financial Services, Inc.	200	10,132
First Commonwealth Financial Corp.	3,121	50,654
First Community Bankshares, Inc.	526	20,603
First Community Corp.	300	7,314
First Financial Bancorp	2,782	67,491
First Financial Bankshares, Inc.	3,904	140,466
First Financial Corp.	380	20,592
First Foundation, Inc.	1,800	9,180
First Internet Bancorp	300	8,070
First Interstate BancSystem, Inc., Class A	2,687	77,439
First Merchants Corp.	1,730	66,259
First Mid Bancshares, Inc.	700	26,243
First National Corp.	300	5,841
First United Corp.	200	6,202
Firstsun Capital Bancorp*	400	13,900
Five Star Bancorp	500	14,270
Franklin Financial Services Corp.	100	3,463
Fulton Financial Corp.	5,403	97,470
FVCBankcorp, Inc.*	500	5,900
German American Bancorp, Inc.	1,138	43,824
Glacier Bancorp, Inc.	3,399	146,429
Great Southern Bancorp, Inc.	271	15,929
Guaranty Bancshares, Inc.	230	9,761
Hancock Whitney Corp.	2,578	147,977
Hanmi Financial Corp.	813	20,065
Hanover Bancorp, Inc.	200	4,578
HarborOne Bancorp, Inc.	1,177	13,747
Hawthorn Bancshares, Inc.	200	5,828
HBT Financial, Inc.	400	10,084
Heritage Commerce Corp.	1,900	18,867
Heritage Financial Corp.	1,030	24,555
Hilltop Holdings, Inc.	1,442	43,765
Home BancShares, Inc.	5,535	157,526
HomeStreet, Inc.*	600	7,842
Hope Bancorp, Inc.	3,567	38,274
Horizon Bancorp, Inc.	1,350	20,763
Independent Bank Corp.	1,260	79,235
Independent Bank Corp.	600	19,446
International Bancshares Corp.	1,625	108,160
Investar Holding Corp.	200	3,864
John Marshall Bancorp, Inc.	400	7,412
Kearny Financial Corp.	1,445	9,335
Lakeland Financial Corp.	691	42,462
Landmark Bancorp, Inc.	200	5,288
LCNB Corp.	400	5,812
LINKBANCORP, Inc.	900	6,579
Live Oak Bancshares, Inc.	1,100	32,780

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
MainStreet Bancshares, Inc.	300	$5,670
Mercantile Bank Corp.	500	23,205
Merchants Bancorp	800	26,456
Meridian Corp.	300	3,867
Metrocity Bankshares, Inc.	600	17,148
Metropolitan Bank Holding Corp.*	300	21,000
Mid Penn Bancorp, Inc.	700	19,740
Middlefield Banc Corp.	100	3,011
Midland States Bancorp, Inc.	600	10,392
MidWestOne Financial Group, Inc.	600	17,262
MVB Financial Corp.	400	9,012
National Bank Holdings Corp., Class A	1,100	41,371
National Bankshares, Inc.	200	5,440
NB Bancorp, Inc.*	1,100	19,646
NBT Bancorp, Inc.	1,569	65,192
Nicolet Bankshares, Inc.	400	49,392
Northeast Bank	200	17,798
Northeast Community Bancorp, Inc.	300	6,974
Northpointe Bancshares, Inc.	400	5,484
Northrim BanCorp, Inc.	200	18,652
Norwood Financial Corp.	300	7,734
Oak Valley Bancorp	100	2,724
OFG Bancorp	1,310	56,068
Ohio Valley Banc Corp.	100	3,223
Old National Bancorp	9,650	205,931
Old Point Financial Corp.	100	3,925
Old Second Bancorp, Inc.	1,400	24,836
OP Bancorp	400	5,196
Orange County Bancorp, Inc.	200	5,168
Origin Bancorp, Inc.	900	32,166
Orrstown Financial Services, Inc.	600	19,098
Park National Corp.	412	68,911
Parke Bancorp, Inc.	300	6,111
Pathward Financial, Inc.	700	55,384
Patriot National Bancorp, Inc.*	1,900	2,888
PCB Bancorp	400	8,392
Peapack-Gladstone Financial Corp.	536	15,142
Penns Woods Bancorp, Inc.	200	6,072
Peoples Bancorp of North Carolina, Inc.	200	5,770
Peoples Bancorp, Inc.	1,091	33,319
Peoples Financial Services Corp.	300	14,811
Pioneer Bancorp, Inc.*	500	6,015
Plumas Bancorp	200	8,892
Ponce Financial Group, Inc.*	600	8,304
Preferred Bank	400	34,618
Primis Financial Corp.	500	5,425
Princeton Bancorp, Inc.	200	6,108
Provident Bancorp, Inc.*	600	7,494
QCR Holdings, Inc.	500	33,950
RBB Bancorp	600	10,326
Red River Bancshares, Inc.	100	5,870
Renasant Corp.	2,735	98,269
Republic Bancorp, Inc., Class A	187	13,672
Rhinebeck Bancorp, Inc.*	200	2,346
Richmond Mutual BanCorp, Inc.	300	4,140
S&T Bancorp, Inc.	1,181	44,665
	Number of Shares	Value†

Banks — (continued)
SB Financial Group, Inc.	200	$3,820
Seacoast Banking Corp of Florida	2,496	68,940
ServisFirst Bancshares, Inc.	1,500	116,265
Shore Bancshares, Inc.	865	13,598
Sierra Bancorp	412	12,232
Simmons First National Corp., Class A	3,696	70,076
SmartFinancial, Inc.	500	16,890
South Plains Financial, Inc.	400	14,416
Southern First Bancshares, Inc.*	200	7,606
Southern States Bancshares, Inc.	300	10,911
Southside Bancshares, Inc.	771	22,691
SR Bancorp, Inc.	300	4,050
Stellar Bancorp, Inc.	1,492	41,746
Sterling Bancorp, Inc.*	600	0
Stock Yards Bancorp, Inc.	767	60,578
Texas Capital Bancshares, Inc.*	1,400	111,160
The Bancorp, Inc.*	1,312	74,745
The Bank of NT Butterfield & Son Ltd.	1,300	57,564
The First Bancorp, Inc.	334	8,487
Third Coast Bancshares, Inc.*	300	9,801
Tompkins Financial Corp.	358	22,457
Towne Bank	2,077	70,992
TriCo Bancshares	998	40,409
Triumph Financial, Inc.*	600	33,066
TrustCo Bank Corp.	450	15,039
Trustmark Corp.	1,830	66,722
UMB Financial Corp.	2,205	231,878
United Bankshares, Inc.	4,260	155,192
United Community Banks, Inc.	3,571	106,380
United Security Bancshares	500	4,325
Unity Bancorp, Inc.	200	9,416
Univest Financial Corp.	787	23,642
USCB Financial Holdings, Inc.	400	6,616
Valley National Bancorp	13,983	124,868
Veritex Holdings, Inc.	1,553	40,533
Virginia National Bankshares Corp.	100	3,700
Walker & Dunlop, Inc.	940	66,251
Washington Trust Bancorp, Inc.	470	13,292
WesBanco, Inc.	2,834	89,639
West BanCorp, Inc.	478	9,383
Westamerica BanCorp	773	37,444
Western New England Bancorp, Inc.	600	5,538
		7,210,146
Beverages — 0.1%
BRC, Inc., Class A*	1,800	2,358
MGP Ingredients, Inc.	400	11,988
National Beverage Corp.*	684	29,576
The Vita Coco Co., Inc.*	1,200	43,320
Westrock Coffee Co.*	1,100	6,303
Zevia PBC, Class A*	1,200	3,864
		97,409
Biotechnology — 6.7%
4D Molecular Therapeutics, Inc.*	1,700	6,307
89bio, Inc.*	3,800	37,316
Aardvark Therapeutics, Inc.*	200	2,704

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Abeona Therapeutics, Inc.*	1,400	$7,952
Absci Corp.*	2,900	7,453
ACADIA Pharmaceuticals, Inc.*	3,800	81,966
ADC Therapeutics S.A.*	2,600	6,968
ADMA Biologics, Inc.*	6,900	125,649
Akero Therapeutics, Inc.*	2,200	117,392
Aldeyra Therapeutics, Inc.*	1,800	6,894
Allogene Therapeutics, Inc.*	2,800	3,164
Alpha Teknova, Inc.*	500	2,455
Altimmune, Inc.*	2,100	8,127
Alumis, Inc.*	1,107	3,321
Amicus Therapeutics, Inc.*	8,700	49,851
AnaptysBio, Inc.*	700	15,540
Anavex Life Sciences Corp.*	2,100	19,362
ANI Pharmaceuticals, Inc.*	500	32,625
Annexon, Inc.*	3,000	7,200
Apogee Therapeutics, Inc.*	1,100	47,773
Arbutus Biopharma Corp.*	4,800	14,832
Arcellx, Inc.*	1,100	72,435
Arcturus Therapeutics Holdings, Inc.*	700	9,107
Arcus Biosciences, Inc.*	1,800	14,652
Arcutis Biotherapeutics, Inc.*	3,100	43,462
Ardelyx, Inc.*	6,700	26,264
ArriVent Biopharma, Inc.*	900	19,593
Arrowhead Pharmaceuticals, Inc.*	3,500	55,300
ARS Pharmaceuticals, Inc.*	1,400	24,430
Astria Therapeutics, Inc.*	1,600	8,576
Atea Pharmaceuticals, Inc.*	2,800	10,080
Aura Biosciences, Inc.*	1,600	10,016
Aurinia Pharmaceuticals, Inc.*	4,000	33,880
Avidity Biosciences, Inc.*	3,400	96,560
Axsome Therapeutics, Inc.*	1,200	125,268
Beam Therapeutics, Inc.*	2,800	47,628
Benitec Biopharma, Inc.*	500	5,850
Bicara Therapeutics, Inc.*	600	5,574
BioAge Labs, Inc.*	900	3,717
BioCryst Pharmaceuticals, Inc.*	6,100	54,656
Biohaven Ltd.*	2,661	37,547
Blueprint Medicines Corp.*	1,900	243,542
Bridgebio Pharma, Inc.*	4,655	201,003
Bright Minds Biosciences, Inc.*	200	5,222
Candel Therapeutics, Inc.*	800	4,048
Capricor Therapeutics, Inc.*	900	8,937
Cardiff Oncology, Inc.*	1,600	5,040
Cargo Therapeutics, Inc.*	1,100	4,532
Cartesian Therapeutics, Inc.*	160	1,662
Celcuity, Inc.*	800	10,680
Celldex Therapeutics, Inc.*	1,900	38,665
CG oncology, Inc.*	1,500	39,000
Chinook Therapeutics, Inc.*	2,060	0
Cogent Biosciences, Inc.*	2,900	20,822
Compass Therapeutics, Inc.*	3,500	9,100
Crinetics Pharmaceuticals, Inc.*	2,700	77,652
CRISPR Therapeutics AG*	2,500	121,600
Cullinan Therapeutics, Inc.*	1,700	12,801
Cytek Biosciences, Inc.*	4,000	13,600
	Number of Shares	Value†

Biotechnology — (continued)
Cytokinetics, Inc.*	3,400	$112,336
Day One Biopharmaceuticals, Inc.*	1,700	11,050
Denali Therapeutics, Inc.*	4,000	55,960
Design Therapeutics, Inc.*	1,300	4,381
DiaMedica Therapeutics, Inc.*	1,000	3,900
Dianthus Therapeutics, Inc.*	800	14,904
Disc Medicine, Inc.*	700	37,072
Dynavax Technologies Corp.*	3,220	31,943
Dyne Therapeutics, Inc.*	2,500	23,800
Edgewise Therapeutics, Inc.*	2,300	30,153
Editas Medicine, Inc.*	2,500	5,500
Eledon Pharmaceuticals, Inc.*	2,000	5,420
Emergent BioSolutions, Inc.*	1,700	10,846
Entrada Therapeutics, Inc.*	800	5,376
Erasca, Inc.*	4,400	5,588
Esperion Therapeutics, Inc.*	6,600	6,497
Evolus, Inc.*	1,500	13,815
EyePoint Pharmaceuticals, Inc.*	1,700	15,997
Fate Therapeutics, Inc.*	2,900	3,248
Forafric Global PLC*	200	1,560
Geron Corp.*	17,040	24,026
Gossamer Bio, Inc.*	6,200	7,626
GRAIL, Inc.*	900	46,278
Greenwich Lifesciences, Inc.*	200	1,814
Guardant Health, Inc.*	3,500	182,140
Humacyte, Inc.*	3,100	6,479
Ideaya Biosciences, Inc.*	2,600	54,652
ImmunityBio, Inc.*	7,200	19,008
Immunome, Inc.*	1,800	16,740
Immunovant, Inc.*	2,100	33,600
Inhibrx Biosciences, Inc.*	200	2,854
Inmune Bio, Inc.*	500	1,155
Innoviva, Inc.*	1,700	34,153
Intellia Therapeutics, Inc.*	3,200	30,016
Iovance Biotherapeutics, Inc.*	7,900	13,588
iTeos Therapeutics, Inc.*	700	6,979
Jade Biosciences, Inc.	1,008	10,070
Janux Therapeutics, Inc.*	1,200	27,720
Keros Therapeutics, Inc.*	900	12,015
Kodiak Sciences, Inc.*	1,100	4,103
Korro Bio, Inc.*	200	2,498
Krystal Biotech, Inc.*	743	102,133
Kura Oncology, Inc.*	2,300	13,271
Kymera Therapeutics, Inc.*	1,400	61,096
Larimar Therapeutics, Inc.*	1,500	4,335
LENZ Therapeutics, Inc.*	385	11,284
Lexeo Therapeutics, Inc.*	200	804
Ligand Pharmaceuticals, Inc.*	621	70,595
Liquidia Corp.*	2,000	24,920
Maravai LifeSciences Holdings, Inc., Class A*	3,800	9,158
MBX Biosciences, Inc.*	400	4,564
MeiraGTx Holdings PLC*	1,100	7,172
Merrimack Pharmaceuticals, Inc.*	400	0
Metsera, Inc.*	500	14,225
Mind Medicine MindMed, Inc.*	2,000	12,980

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Mineralys Therapeutics, Inc.*	1,200	$16,236
Monopar Therapeutics, Inc.*	100	3,578
Monte Rosa Therapeutics, Inc.*	1,100	4,961
Myriad Genetics, Inc.*	2,800	14,868
NeoGenomics, Inc.*	4,000	29,240
Niagen Bioscience, Inc.*	1,400	20,174
Nkarta, Inc.*	1,900	3,154
Novavax, Inc.*	4,700	29,610
Nurix Therapeutics, Inc.*	2,000	22,780
Nuvalent, Inc., Class A*	1,300	99,190
Nuvation Bio, Inc.*	6,200	12,090
Olema Pharmaceuticals, Inc.*	1,400	5,964
Omeros Corp.*	1,500	4,500
Organogenesis Holdings, Inc.*	2,500	9,150
Oruka Therapeutics, Inc.	900	10,089
Palvella Therapeutics, Inc.*	200	4,508
Perspective Therapeutics, Inc.*	1,600	5,504
Phathom Pharmaceuticals, Inc.*	1,200	11,508
Praxis Precision Medicines, Inc.*	500	21,025
Precigen, Inc.*	3,300	4,686
Prime Medicine, Inc.*	1,500	3,705
Protalix BioTherapeutics, Inc.*	2,600	3,848
Protara Therapeutics, Inc.*	1,200	3,636
Prothena Corp. PLC*	1,400	8,498
PTC Therapeutics, Inc.*	2,300	112,332
Puma Biotechnology, Inc.*	1,600	5,488
Rapport Therapeutics, Inc.*	500	5,685
Recursion Pharmaceuticals, Inc., Class A*	10,300	52,118
REGENXBIO, Inc.*	1,400	11,494
Relay Therapeutics, Inc.*	3,000	10,380
Replimune Group, Inc.*	1,800	16,722
Rezolute, Inc.*	2,200	9,812
Rigel Pharmaceuticals, Inc.*	529	9,908
Rocket Pharmaceuticals, Inc.*	2,200	5,390
Sage Therapeutics, Inc.*	1,800	16,416
Sana Biotechnology, Inc.*	4,500	12,285
Savara, Inc.*	3,000	6,840
Scholar Rock Holding Corp.*	2,400	85,008
Septerna, Inc.*	600	6,342
Soleno Therapeutics, Inc.*	1,200	100,536
Solid Biosciences, Inc.*	2,100	10,227
SpringWorks Therapeutics, Inc.*	2,200	103,378
Stoke Therapeutics, Inc.*	1,200	13,620
Syndax Pharmaceuticals, Inc.*	2,600	24,349
Tango Therapeutics, Inc.*	1,500	7,680
Tarsus Pharmaceuticals, Inc.*	1,100	44,561
Taysha Gene Therapies, Inc.*	5,700	13,167
Tectonic Therapeutic, Inc.*	400	7,948
Terns Pharmaceuticals, Inc.*	1,600	5,968
TG Therapeutics, Inc.*	4,400	158,356
Theravance Biopharma, Inc.*	900	9,927
Third Harmonic Bio, Inc.*	600	3,258
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.*	800	12,792
Travere Therapeutics, Inc.*	2,600	38,480
	Number of Shares	Value†

Biotechnology — (continued)
TriSalus Life Sciences, Inc.*	600	$3,270
Tvardi Therapeutics, Inc.*	100	2,333
Tyra Biosciences, Inc.*	700	6,699
Upstream Bio, Inc.*	1,100	12,078
UroGen Pharma Ltd.*	1,000	13,700
Vera Therapeutics, Inc.*	1,600	37,696
Veracyte, Inc.*	2,300	62,169
Verastem, Inc.*	1,100	4,565
Vericel Corp.*	1,500	63,825
Verve Therapeutics, Inc.*	2,300	25,829
Vir Biotechnology, Inc.*	3,000	15,120
Viridian Therapeutics, Inc.*	2,100	29,358
WaVe Life Sciences Ltd.*	2,900	18,850
Xencor, Inc.*	1,900	14,934
Xenon Pharmaceuticals, Inc.*	2,300	71,990
XOMA Royalty Corp.*	300	7,560
Zenas Biopharma, Inc.*	600	5,814
Zevra Therapeutics, Inc.*	1,400	12,334
Zymeworks, Inc.*	1,600	20,080
		5,103,734
Building Materials — 1.5%
AirJoule Technologies Corp.*	800	3,704
American Woodmark Corp.*	469	25,030
Apogee Enterprises, Inc.	643	26,106
Aspen Aerogels, Inc.*	1,900	11,248
Boise Cascade Co.	1,100	95,502
Gibraltar Industries, Inc.*	901	53,159
Griffon Corp.	1,156	83,660
JELD-WEN Holding, Inc.*	2,700	10,584
Knife River Corp.*	1,700	138,788
LSI Industries, Inc.	700	11,907
Masterbrand, Inc.*	3,700	40,441
Modine Manufacturing Co.*	1,577	155,334
NWPX Infrastructure, Inc.*	300	12,303
Smith-Midland Corp.*	100	3,356
SPX Technologies, Inc.*	1,329	222,847
Tecnoglass, Inc.	700	54,152
Titan America S.A.*	800	9,984
UFP Industries, Inc.	1,849	183,717
		1,141,822
Chemicals — 1.7%
AdvanSix, Inc.	800	19,000
American Vanguard Corp.	778	3,050
Avient Corp.	2,655	85,783
Balchem Corp.	1,030	163,976
Cabot Corp.	1,600	120,000
Calumet, Inc.*	2,100	33,086
Codexis, Inc.*	2,000	4,880
Ecovyst, Inc.*	3,400	27,982
H.B. Fuller Co.	1,580	95,037
Hawkins, Inc.	598	84,976
Ingevity Corp.*	1,100	47,399
Innospec, Inc.	746	62,731
Intrepid Potash, Inc.*	370	13,220
Koppers Holdings, Inc.	620	19,933

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Kronos Worldwide, Inc.	500	$3,100
Mativ Holdings, Inc.	1,655	11,287
Minerals Technologies, Inc.	928	51,105
Oil-Dri Corp of America	300	17,697
Orion S.A.	1,700	17,833
Perimeter Solutions, Inc.*	4,200	58,464
Quaker Chemical Corp.	377	42,201
Rayonier Advanced Materials, Inc.*	1,900	7,315
Rogers Corp.*	577	39,513
Sensient Technologies Corp.	1,258	123,938
Stepan Co.	576	31,438
The Chemours Co.	4,600	52,670
Trinseo PLC	1,300	4,056
Tronox Holdings PLC	3,300	16,731
Valhi, Inc.	100	1,616
		1,260,017
Coal — 0.4%
Alpha Metallurgical Resources, Inc.*	369	41,505
Core Natural Resources, Inc.	1,575	109,841
Hallador Energy Co.*	700	11,081
NACCO Industries, Inc., Class A	100	4,431
Peabody Energy Corp.	3,700	49,654
Ramaco Resources, Inc., Class A	700	9,198
SunCoke Energy, Inc.	2,641	22,686
Warrior Met Coal, Inc.	1,500	68,745
		317,141
Commercial Services — 4.7%
ABM Industries, Inc.	1,839	86,819
Acacia Research Corp.*	1,500	5,370
Acuren Corp.*	3,200	35,328
Adtalem Global Education, Inc.*	1,100	139,953
AirSculpt Technologies, Inc.*	300	1,449
Alarm.com Holdings, Inc.*	1,400	79,198
Alight, Inc., Class A	12,400	70,184
Alta Equipment Group, Inc.	700	4,424
American Public Education, Inc.*	400	12,184
AMN Healthcare Services, Inc.*	1,209	24,990
Arlo Technologies, Inc.*	2,833	48,048
Barrett Business Services, Inc.	720	30,017
BrightView Holdings, Inc.*	1,815	30,220
Cadiz, Inc.*	1,600	4,784
Carriage Services, Inc.	400	18,296
Cass Information Systems, Inc.	398	17,293
CBIZ, Inc.*	1,540	110,433
Cimpress PLC*	460	21,620
CompoSecure, Inc., Class A*	1,400	19,726
CoreCivic, Inc.*	3,200	67,424
Coursera, Inc.*	4,300	37,668
CPI Card Group, Inc.*	200	4,744
CRA International, Inc.	174	32,602
Cross Country Healthcare, Inc.*	1,084	14,146
Custom Truck One Source, Inc.*	1,500	7,410
Deluxe Corp.	1,307	20,794
Distribution Solutions Group, Inc.*	342	9,395
Driven Brands Holdings, Inc.*	1,700	29,852
	Number of Shares	Value†

Commercial Services — (continued)
Emerald Holding, Inc.	600	$2,910
Ennis, Inc.	858	15,564
European Wax Center, Inc., Class A*	1,000	5,630
EVERTEC, Inc.	1,939	69,901
First Advantage Corp.*	2,378	39,499
Flywire Corp.*	3,700	43,290
Forrester Research, Inc.*	375	3,713
Franklin Covey Co.*	397	9,060
Graham Holdings Co., Class B	102	96,509
Green Dot Corp., Class A*	1,640	17,679
Healthcare Services Group, Inc.*	2,180	32,765
Heidrick & Struggles International, Inc.	569	26,037
Herc Holdings, Inc.	1,015	133,665
Hertz Global Holdings, Inc.*	3,100	21,173
HireQuest, Inc.	200	2,002
Huron Consulting Group, Inc.*	528	72,621
ICF International, Inc.	535	45,320
Information Services Group, Inc.	1,200	5,760
Insperity, Inc.	1,013	60,902
John Wiley & Sons, Inc., Class A	1,200	53,556
Kelly Services, Inc., Class A	914	10,703
Kforce, Inc.	586	24,102
KinderCare Learning Cos., Inc.*	900	9,090
Korn Ferry	1,490	109,262
Laureate Education, Inc.*	3,800	88,844
Legalzoom.com, Inc.*	3,700	32,967
Lifecore Biomedical, Inc.*	900	7,308
Lincoln Educational Services Corp.*	700	16,135
MarketWise, Inc.	75	1,484
Marqeta, Inc., Class A*	11,600	67,628
Matthews International Corp., Class A	805	19,248
Medifast, Inc.*	376	5,283
Mercurity Fintech Holding, Inc.*	1,100	4,235
Mister Car Wash, Inc.*	2,700	16,227
Monro, Inc.	737	10,989
National Research Corp.	487	8,182
Payoneer Global, Inc.*	7,900	54,115
Paysafe Ltd.*	917	11,573
Perdoceo Education Corp.	2,000	65,380
Performant Healthcare, Inc.*	2,600	10,400
Priority Technology Holdings, Inc.*	600	4,668
PROG Holdings, Inc.	1,267	37,186
Progyny, Inc.*	2,100	46,200
Quad/Graphics, Inc.	1,100	6,215
RCM Technologies, Inc.*	200	4,714
Remitly Global, Inc.*	4,400	82,588
Repay Holdings Corp.*	2,700	13,014
Resources Connection, Inc.	1,222	6,562
Sezzle, Inc.*	414	74,209
SoundThinking, Inc.*	300	3,917
Spire Global, Inc.*	800	9,520
StoneCo Ltd., Class A*	7,300	117,092
Strategic Education, Inc.	699	59,506
Stride, Inc.*	1,252	181,778
Target Hospitality Corp.*	1,100	7,832
The Brink's Co.	1,310	116,970

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
The GEO Group, Inc.*	4,152	$99,440
The Hackett Group, Inc.	816	20,743
Transcat, Inc.*	300	25,788
TriNet Group, Inc.	922	67,435
TrueBlue, Inc.*	1,076	6,972
Udemy, Inc.*	2,900	20,387
Universal Technical Institute, Inc.*	1,400	47,446
Upbound Group, Inc.	1,553	38,980
Verra Mobility Corp.*	4,900	124,411
Vestis Corp.	3,600	20,628
Willdan Group, Inc.*	400	25,004
ZipRecruiter, Inc., Class A*	2,300	11,523
		3,595,810
Computers — 2.1%
3D Systems Corp.*	4,000	6,160
ASGN, Inc.*	1,252	62,512
Cantaloupe, Inc.*	1,600	17,584
Conduent, Inc.*	4,700	12,408
Corsair Gaming, Inc.*	1,500	14,145
Cricut, Inc., Class A	1,700	11,509
CSP, Inc.	300	3,882
Diebold Nixdorf, Inc.*	700	38,780
D-Wave Quantum, Inc.*	8,700	127,368
Grid Dynamics Holdings, Inc.*	1,700	19,635
Insight Enterprises, Inc.*	787	108,673
Integral Ad Science Holding Corp.*	2,400	19,944
Maximus, Inc.	1,714	120,323
Mitek Systems, Inc.*	1,500	14,850
NCR Atleos Corp.*	2,200	62,766
NCR Voyix Corp.*	4,500	52,785
NetScout Systems, Inc.*	2,065	51,233
NextNav, Inc.*	2,700	41,040
OneSpan, Inc.	1,005	16,773
PAR Technology Corp.*	1,200	83,244
PlayAGS, Inc.*	1,000	12,490
Qualys, Inc.*	1,076	153,728
Rapid7, Inc.*	1,800	41,634
Rigetti Computing, Inc.*	8,524	101,095
Rimini Street, Inc.*	1,800	6,786
Telos Corp.*	2,100	6,657
Tenable Holdings, Inc.*	3,500	118,230
TTEC Holdings, Inc.*	607	2,920
Unisys Corp.*	2,324	10,528
V2X, Inc.*	500	24,275
Varonis Systems, Inc.*	3,214	163,110
Vuzix Corp.*	2,200	6,424
WNS Holdings Ltd.*	1,300	82,212
		1,615,703
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,500	35,115
Interparfums, Inc.	570	74,847
Olaplex Holdings, Inc.*	5,100	7,140
Prestige Consumer Healthcare, Inc.*	1,472	117,539
Solesence, Inc.*	700	3,052
The Beauty Health Co.*	2,900	5,539
	Number of Shares	Value†

Cosmetics & Personal Care — (continued)
The Honest Co., Inc.*	2,400	$12,216
Waldencast PLC, Class A*	1,000	2,450
		257,898
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	600	13,308
EVI Industries, Inc.	200	4,366
G-III Apparel Group Ltd.*	1,108	24,819
Global Industrial Co.	462	12,479
Hudson Technologies, Inc.*	1,400	11,368
MRC Global, Inc.*	2,400	32,904
OPENLANE, Inc.*	3,100	75,795
Resideo Technologies, Inc.*	4,300	94,858
Rush Enterprises, Inc., Class A	1,803	92,872
Rush Enterprises, Inc., Class B	225	11,808
ScanSource, Inc.*	681	28,472
ThredUp, Inc., Class A*	2,800	20,972
Titan Machinery, Inc.*	723	14,323
VSE Corp.	608	79,636
		517,980
Diversified Financial Services — 3.2%
Acadian Asset Management, Inc.	826	29,108
AlTi Global, Inc.*	900	3,735
Artisan Partners Asset Management, Inc., Class A	1,900	84,227
Atlanticus Holdings Corp.*	200	10,950
Bakkt Holdings, Inc.*	200	2,790
Better Home & Finance Holding Co.*	200	2,478
BGC Group, Inc., Class A	10,400	106,392
Bread Financial Holdings, Inc.	1,500	85,680
Brookfield Business Corp., Class A	800	24,960
Burford Capital Ltd.	5,900	84,134
Cohen & Steers, Inc.	817	61,561
Columbia Financial, Inc.*	800	11,608
Consumer Portfolio Services, Inc.*	200	1,966
Dave, Inc.*	300	80,523
Diamond Hill Investment Group, Inc.	107	15,548
Enact Holdings, Inc.	900	33,435
Encore Capital Group, Inc.*	697	26,981
Enova International, Inc.*	713	79,514
Federal Agricultural Mortgage Corp., Class C	300	58,284
Finance Of America Cos., Inc., Class A*	200	4,664
First Western Financial, Inc.*	300	6,768
Forge Global Holdings, Inc.*	286	5,445
GBank Financial Holdings, Inc.*	300	10,623
GCM Grosvenor, Inc., Class A	1,200	13,872
International Money Express, Inc.*	700	7,063
LendingClub Corp.*	3,160	38,015
LendingTree, Inc.*	277	10,268
loanDepot, Inc., Class A*	3,000	3,810
Marex Group PLC	1,000	39,470
Medallion Financial Corp.	700	6,671
Moelis & Co., Class A	2,200	137,104
Navient Corp.	2,100	29,610
Nelnet, Inc., Class A	399	48,327

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
NerdWallet, Inc., Class A*	800	$8,776
Onity Group, Inc.*	200	7,634
Oportun Financial Corp.*	1,100	7,876
OppFi, Inc.	700	9,793
Pagseguro Digital Ltd., Class A	5,400	52,056
Paysign, Inc.*	1,000	7,200
PennyMac Financial Services, Inc.	900	89,676
Perella Weinberg Partners	1,600	31,072
Piper Sandler Cos.	520	144,529
PJT Partners, Inc., Class A	724	119,467
PRA Group, Inc.*	1,248	18,408
Radian Group, Inc.	4,403	158,596
Regional Management Corp.	300	8,763
Resolute Holdings Management, Inc.*	58	1,849
Security National Financial Corp., Class A*	500	4,925
Siebert Financial Corp.*	600	2,652
Silvercrest Asset Management Group, Inc., Class A	300	4,758
StepStone Group, Inc., Class A	1,900	105,450
StoneX Group, Inc.*	1,383	126,047
SWK Holdings Corp.	100	1,474
Upstart Holdings, Inc.*	2,500	161,700
Velocity Financial, Inc.*	200	3,708
Victory Capital Holdings, Inc., Class A	1,300	82,771
Virtus Investment Partners, Inc.	214	38,820
Westwood Holdings Group, Inc.	300	4,680
WisdomTree, Inc.	3,900	44,889
World Acceptance Corp.*	112	18,493
		2,431,646
Electric — 1.8%
ALLETE, Inc.	1,751	112,187
Ameresco, Inc., Class A*	1,000	15,190
Avista Corp.	2,339	88,765
Black Hills Corp.	2,148	120,503
Genie Energy Ltd., Class B	700	18,816
Hawaiian Electric Industries, Inc.*	5,100	54,213
MGE Energy, Inc.	1,142	100,999
Northwestern Energy Group, Inc.	1,780	91,314
Oklo, Inc.*	3,100	173,569
Ormat Technologies, Inc.	1,800	150,768
Otter Tail Corp.	1,192	91,891
Portland General Electric Co.	3,356	136,354
TXNM Energy, Inc.	2,810	158,259
Unitil Corp.	463	24,145
		1,336,973
Electrical Components & Equipment — 0.8%
American Superconductor Corp.*	1,000	36,690
Belden, Inc.	1,155	133,749
Energizer Holdings, Inc.	2,100	42,336
EnerSys	1,123	96,320
Graham Corp.*	300	14,853
Insteel Industries, Inc.	591	21,991
nLight, Inc.*	1,400	27,552
Novanta, Inc.*	1,130	145,691
	Number of Shares	Value†

Electrical Components & Equipment — (continued)
Powell Industries, Inc.	311	$65,450
		584,632
Electronics — 3.0%
Advanced Energy Industries, Inc.	1,093	144,823
Allient, Inc.	500	18,155
Applied Optoelectronics, Inc.*	1,600	41,104
Atkore, Inc.	1,038	73,231
Atmus Filtration Technologies, Inc.	2,500	91,050
Badger Meter, Inc.	894	218,985
Bel Fuse, Inc., Class A	100	8,985
Bel Fuse, Inc., Class B	300	29,307
Benchmark Electronics, Inc.	1,113	43,218
CTS Corp.	863	36,772
Enovix Corp.*	5,000	51,700
ESCO Technologies, Inc.	805	154,455
Evolv Technologies Holdings, Inc.*	4,100	25,584
FARO Technologies, Inc.*	520	22,838
Itron, Inc.*	1,350	177,700
Kimball Electronics, Inc.*	733	14,096
Knowles Corp.*	2,552	44,966
Kopin Corp.*	4,900	7,497
KULR Technology Group, Inc.*	1,100	7,843
Mesa Laboratories, Inc.	186	17,525
MicroVision, Inc.*	6,300	7,182
Mirion Technologies, Inc.*	6,100	131,333
M-Tron Industries, Inc.*	100	4,200
Napco Security Technologies, Inc.	1,100	32,659
Neonode, Inc.*	300	7,650
NEXTracker, Inc., Class A*	4,300	233,791
NVE Corp.	100	7,361
OSI Systems, Inc.*	498	111,980
Plexus Corp.*	803	108,654
Sanmina Corp.*	1,526	149,289
SKYX Platforms Corp.*	2,400	2,508
Standard BioTools, Inc.*	10,400	12,480
TTM Technologies, Inc.*	3,029	123,644
Turtle Beach Corp.*	500	6,915
Vicor Corp.*	722	32,750
Vishay Intertechnology, Inc.	3,700	58,756
		2,260,986
Energy-Alternate Sources — 0.3%
Array Technologies, Inc.*	4,300	25,370
ASP Isotopes, Inc.*	1,600	11,776
Complete Solaria, Inc.*	2,300	4,232
Eos Energy Enterprises, Inc.*	6,800	34,816
Fluence Energy, Inc.*	1,900	12,749
FutureFuel Corp.	800	3,104
Gevo, Inc.*	7,500	9,900
Green Plains, Inc.*	1,967	11,861
Montauk Renewables, Inc.*	2,100	4,662
OPAL Fuels, Inc., Class A*	900	2,178
Plug Power, Inc.*	25,100	37,399
REX American Resources Corp.*	476	23,186
Shoals Technologies Group, Inc., Class A*	4,400	18,700

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — (continued)
Sunrun, Inc.*	6,600	$53,988
T1 Energy, Inc.*	4,200	5,166
		259,087
Engineering & Construction — 2.4%
908 Devices, Inc.*	800	5,704
Arcosa, Inc.	1,400	121,394
Bowman Consulting Group Ltd.*	400	11,500
Centuri Holdings, Inc.*	500	11,220
Concrete Pumping Holdings, Inc.	500	3,075
Construction Partners, Inc., Class A*	1,400	148,792
Dycom Industries, Inc.*	880	215,063
Energy Services of America Corp.	400	3,976
Exponent, Inc.	1,480	110,571
Fluor Corp.*	5,000	256,350
Frontdoor, Inc.*	2,300	135,562
Granite Construction, Inc.	1,333	124,649
Great Lakes Dredge & Dock Corp.*	1,951	23,783
IES Holdings, Inc.*	256	75,835
Latham Group, Inc.*	1,500	9,570
Limbach Holdings, Inc.*	300	42,030
Mistras Group, Inc.*	800	6,408
MYR Group, Inc.*	510	92,539
NV5 Global, Inc.*	1,616	37,313
Orion Group Holdings, Inc.*	1,100	9,977
Primoris Services Corp.	1,590	123,925
Southland Holdings, Inc.*	500	2,090
Sterling Infrastructure, Inc.*	900	207,657
TSS, Inc.*	600	17,298
Tutor Perini Corp.*	1,297	60,674
		1,856,955
Entertainment — 1.3%
Accel Entertainment, Inc.*	1,600	18,832
AMC Entertainment Holdings, Inc., Class A*	13,300	41,230
Atlanta Braves Holdings, Inc., Class A*	300	14,763
Atlanta Braves Holdings, Inc., Class C*	1,500	70,155
Bally's Corp.*	300	2,874
Cinemark Holdings, Inc.	3,300	99,594
Everi Holdings, Inc.*	2,300	32,752
Genius Sports Ltd.*	6,700	69,680
Golden Entertainment, Inc.	600	17,658
IMAX Corp.*	1,300	36,348
International Game Technology PLC	3,300	52,173
Lionsgate Studios Corp.*	5,628	32,699
Madison Square Garden Entertainment Corp.*	1,137	45,446
Marriott Vacations Worldwide Corp.	1,000	72,310
Monarch Casino & Resort, Inc.	385	33,279
Pursuit Attractions and Hospitality, Inc.*	671	19,345
RCI Hospitality Holdings, Inc.	200	7,624
Red Rock Resorts, Inc., Class A	1,500	78,045
Reservoir Media, Inc.*	700	5,369
Rush Street Interactive, Inc.*	2,400	35,760
Six Flags Entertainment Corp.	2,792	84,961
Starz Entertainment Corp.*	374	6,010
	Number of Shares	Value†

Entertainment — (continued)
Super Group SGHC Ltd.	4,600	$50,462
United Parks & Resorts, Inc.*	900	42,435
Webtoon Entertainment, Inc.*	600	5,448
		975,252
Environmental Control — 0.5%
Arq, Inc.*	1,000	5,370
Casella Waste Systems, Inc., Class A*	1,900	219,222
CECO Environmental Corp.*	800	22,648
Energy Recovery, Inc.*	1,800	23,004
Enviri Corp.*	2,500	21,700
Montrose Environmental Group, Inc.*	800	17,512
Perma-Fix Environmental Services, Inc.*	500	5,260
Pure Cycle Corp.*	800	8,576
PureCycle Technologies, Inc.*	3,700	50,690
		373,982
Food — 1.1%
B&G Foods, Inc.	2,272	9,611
Beyond Meat, Inc.*	1,800	6,282
Calavo Growers, Inc.	551	14,651
Cal-Maine Foods, Inc.	1,346	134,102
Grocery Outlet Holding Corp.*	2,900	36,018
HF Foods Group, Inc.*	1,300	4,134
Ingles Markets, Inc., Class A	404	25,606
J & J Snack Foods Corp.	464	52,622
John B Sanfilippo & Son, Inc.	300	18,972
Lifeway Foods, Inc.*	200	4,930
Mama's Creations, Inc.*	1,200	9,960
Mission Produce, Inc.*	1,400	16,408
Nathan's Famous, Inc.	100	11,058
Natural Grocers by Vitamin Cottage, Inc.	300	11,775
Seneca Foods Corp., Class A*	111	11,259
SpartanNash Co.	930	24,636
SunOpta, Inc.*	2,700	15,660
The Chefs' Warehouse, Inc.*	1,050	67,000
The Hain Celestial Group, Inc.*	2,700	4,104
The Marzetti Company	617	106,599
The Simply Good Foods Co.*	2,700	85,293
Tootsie Roll Industries, Inc.	500	16,725
TreeHouse Foods, Inc.*	1,300	25,246
United Natural Foods, Inc.*	1,800	41,958
Utz Brands, Inc.	2,100	26,355
Village Super Market, Inc., Class A	268	10,318
Weis Markets, Inc.	466	33,780
WK Kellogg Co.	2,000	31,880
		856,942
Forest Products & Paper — 0.1%
Magnera Corp.*	1,100	13,288
Sylvamo Corp.	1,000	50,100
		63,388
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	3,587	149,219
Chesapeake Utilities Corp.	674	81,028

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Gas — (continued)
New Jersey Resources Corp.	2,964	$132,847
Northwest Natural Holding Co.	1,150	45,678
ONE Gas, Inc.	1,800	129,348
RGC Resources, Inc.	300	6,714
Southwest Gas Holdings, Inc.	1,975	146,920
Spire, Inc.	1,756	128,171
		819,925
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	800	25,480
Enerpac Tool Group Corp.	1,606	65,139
Franklin Electric Co., Inc.	1,170	104,996
Kennametal, Inc.	2,300	52,808
Luxfer Holdings PLC	600	7,308
		255,731
Healthcare Products — 3.4%
10X Genomics, Inc., Class A*	3,200	37,056
Accuray, Inc.*	3,500	4,795
Adaptive Biotechnologies Corp.*	4,500	52,425
Alphatec Holdings, Inc.*	3,200	35,520
AngioDynamics, Inc.*	1,158	11,487
Anteris Technologies Global Corp.*	800	3,032
Artivion, Inc.*	1,199	37,289
AtriCure, Inc.*	1,400	45,878
Avanos Medical, Inc.*	1,500	18,360
Avita Medical, Inc.*	900	4,761
Axogen, Inc.*	1,200	13,020
Azenta, Inc.*	1,200	36,936
Beta Bionics, Inc.*	500	7,280
BioLife Solutions, Inc.*	1,100	23,694
Bioventus, Inc., Class A*	900	5,958
Butterfly Network, Inc.*	6,100	12,200
CareDx, Inc.*	1,500	29,310
Castle Biosciences, Inc.*	700	14,294
Ceribell, Inc.*	800	14,984
Cerus Corp.*	6,200	8,742
ClearPoint Neuro, Inc.*	800	9,552
CONMED Corp.	861	44,841
CVRx, Inc.*	400	2,352
Delcath Systems, Inc.*	1,000	13,600
Electromed, Inc.*	200	4,398
Embecta Corp.	1,800	17,442
Enovis Corp.*	1,700	53,312
Glaukos Corp.*	1,715	177,142
Haemonetics Corp.*	1,505	112,288
ICU Medical, Inc.*	700	92,505
Inogen, Inc.*	900	6,327
Integer Holdings Corp.*	1,057	129,979
Integra LifeSciences Holdings Corp.*	2,100	25,767
iRadimed Corp.	200	11,958
iRhythm Technologies, Inc.*	980	150,881
Kestra Medical Technologies Ltd.*	400	6,632
KORU Medical Systems, Inc.*	1,500	5,370
Lantheus Holdings, Inc.*	2,006	164,211
LeMaitre Vascular, Inc.	600	49,830
LENSAR, Inc.*	300	3,951
	Number of Shares	Value†

Healthcare Products — (continued)
LivaNova PLC*	1,600	$72,032
Lucid Diagnostics, Inc.*	2,700	3,105
MaxCyte, Inc.*	3,100	6,758
Merit Medical Systems, Inc.*	1,775	165,927
MiMedx Group, Inc.*	3,700	22,607
Myomo, Inc.*	1,300	2,808
Neogen Corp.*	6,338	30,296
NeuroPace, Inc.*	400	4,456
Novocure Ltd.*	3,100	55,180
OmniAb, Inc.*	2,479	4,313
Omnicell, Inc.*	1,400	41,160
OraSure Technologies, Inc.*	2,201	6,603
Orthofix Medical, Inc.*	987	11,005
OrthoPediatrics Corp.*	500	10,740
Pacific Biosciences of California, Inc.*	8,100	10,044
PROCEPT BioRobotics Corp.*	1,600	92,160
Pulmonx Corp.*	1,300	3,367
Pulse Biosciences, Inc.*	514	7,756
Quanterix Corp.*	1,200	7,980
Quantum-Si, Inc.*	3,000	5,880
QuidelOrtho Corp.*	2,100	60,522
RxSight, Inc.*	1,100	14,300
Sanara Medtech, Inc.*	100	2,839
SANUWAVE Health, Inc.*	200	6,572
Semler Scientific, Inc.*	300	11,622
SI-BONE, Inc.*	1,100	20,702
STAAR Surgical Co.*	1,417	23,777
Stereotaxis, Inc.*	2,300	4,876
Surmodics, Inc.*	473	14,053
Tactile Systems Technology, Inc.*	500	5,070
Tandem Diabetes Care, Inc.*	1,900	35,416
TransMedics Group, Inc.*	1,000	134,010
Treace Medical Concepts, Inc.*	1,600	9,408
Twist Bioscience Corp.*	1,788	65,781
UFP Technologies, Inc.*	248	60,552
Utah Medical Products, Inc.	100	5,692
Varex Imaging Corp.*	1,300	11,271
Zimvie, Inc.*	900	8,415
		2,558,414
Healthcare Services — 2.4%
Addus HomeCare Corp.*	600	69,114
agilon health, Inc.*	9,300	21,390
Ardent Health, Inc.*	800	10,928
Astrana Health, Inc.*	1,200	29,856
Aveanna Healthcare Holdings, Inc.*	1,400	7,322
Blade Air Mobility, Inc.*	1,800	7,254
BrightSpring Health Services, Inc.*	2,600	61,334
Brookdale Senior Living, Inc.*	7,000	48,720
Clover Health Investments Corp.*	12,400	34,596
Community Health Systems, Inc.*	4,100	13,940
Concentra Group Holdings Parent, Inc.	3,543	72,880
CorVel Corp.*	837	86,027
DocGo, Inc.*	3,700	5,809
Enhabit, Inc.*	1,200	11,568
Fortrea Holdings, Inc.*	2,900	14,326
Fulgent Genetics, Inc.*	700	13,916

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
GeneDx Holdings Corp.*	600	$55,386
Ginkgo Bioworks Holdings, Inc.*	1,200	13,500
HealthEquity, Inc.*	2,600	272,376
Innovage Holding Corp.*	700	2,583
LifeStance Health Group, Inc.*	4,100	21,197
Nano-X Imaging Ltd.*	1,700	8,789
National HealthCare Corp.	406	43,446
Neuronetics, Inc.*	1,300	4,537
OPKO Health, Inc.*	8,301	10,957
Oscar Health, Inc., Class A*	5,500	117,920
PACS Group, Inc.*	1,300	16,796
Pediatrix Medical Group, Inc.*	2,600	37,310
Personalis, Inc.*	1,600	10,496
Privia Health Group, Inc.*	3,500	80,500
RadNet, Inc.*	2,000	113,820
Select Medical Holdings Corp.	3,200	48,576
Sonida Senior Living, Inc.*	100	2,495
Surgery Partners, Inc.*	2,300	51,129
Teladoc Health, Inc.*	5,200	45,292
The Ensign Group, Inc.	1,663	256,534
The Joint Corp.*	200	2,308
The Oncology Institute, Inc.*	2,100	4,305
The Pennant Group, Inc.*	1,040	31,044
U.S. Physical Therapy, Inc.	462	36,129
Viemed Healthcare, Inc.*	1,300	8,983
		1,805,388
Home Builders — 1.6%
Beazer Homes USA, Inc.*	924	20,670
Cavco Industries, Inc.*	244	106,001
Century Communities, Inc.	800	45,056
Champion Homes, Inc.*	1,600	100,176
Dream Finders Homes, Inc., Class A*	900	22,617
Forestar Group, Inc.*	560	11,200
Green Brick Partners, Inc.*	900	56,592
Hovnanian Enterprises, Inc., Class A*	146	15,264
Installed Building Products, Inc.	738	133,076
KB Home	2,100	111,237
LCI Industries	691	63,012
LGI Homes, Inc.*	566	29,160
M/I Homes, Inc.*	836	93,733
Meritage Homes Corp.	2,078	139,164
Taylor Morrison Home Corp.*	3,000	184,260
Tri Pointe Homes, Inc.*	2,700	86,265
Winnebago Industries, Inc.	822	23,838
		1,241,321
Home Furnishings — 0.3%
Arhaus, Inc.*	1,700	14,739
Daktronics, Inc.*	1,054	15,936
Ethan Allen Interiors, Inc.	728	20,275
Flexsteel Industries, Inc.	100	3,603
Hamilton Beach Brands Holding Co., Class A	300	5,367
Leggett & Platt, Inc.	4,100	36,572
MillerKnoll, Inc.	1,928	37,442
Sleep Number Corp.*	772	5,215
	Number of Shares	Value†

Home Furnishings — (continued)
Sonos, Inc.*	3,400	$36,754
The Lovesac Co.*	400	7,280
Traeger, Inc.*	700	1,197
Xperi, Inc.*	1,501	11,873
		196,253
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	10,357
Acme United Corp.	100	4,145
Central Garden & Pet Co.*	300	10,554
Central Garden & Pet Co., Class A*	1,502	46,998
Helen of Troy Ltd.*	666	18,901
Quanex Building Products Corp.	1,325	25,042
Spectrum Brands Holdings, Inc.	800	42,400
WD-40 Co.	429	97,851
		256,248
Insurance — 2.8%
Ambac Financial Group, Inc.*	1,500	10,650
American Coastal Insurance Corp.	700	7,784
AMERISAFE, Inc.	608	26,588
Baldwin Insurance Group, Inc.*	2,000	85,620
Bowhead Specialty Holdings, Inc.*	500	18,765
Citizens, Inc.*	1,600	5,584
CNO Financial Group, Inc.	2,993	115,470
Crawford & Co., Class A	300	3,174
Donegal Group, Inc., Class A	383	7,669
eHealth, Inc.*	1,000	4,350
Employers Holdings, Inc.	682	32,177
Enstar Group Ltd.*	350	117,726
Essent Group Ltd.	3,000	182,190
F&G Annuities & Life, Inc.	600	19,188
Fidelis Insurance Holdings Ltd.	1,500	24,870
Genworth Financial, Inc.*	12,400	96,472
GoHealth, Inc., Class A*	200	1,110
Goosehead Insurance, Inc., Class A	700	73,857
Greenlight Capital Re Ltd., Class A*	728	10,461
Hamilton Insurance Group Ltd., Class B*	1,300	28,106
HCI Group, Inc.	300	45,660
Heritage Insurance Holdings, Inc.*	500	12,470
Hippo Holdings, Inc.*	532	14,859
Horace Mann Educators Corp.	1,180	50,704
Investors Title Co.	39	8,241
Jackson Financial, Inc., Class A	2,100	186,459
James River Group Holdings Ltd.	1,300	7,618
Kestrel Group Ltd.*	180	4,774
Kingstone Cos., Inc.*	400	6,164
Kingsway Financial Services, Inc.*	500	6,770
Lemonade, Inc.*	1,700	74,477
MBIA, Inc.*	1,700	7,378
Mercury General Corp.	800	53,872
NI Holdings, Inc.*	200	2,548
NMI Holdings, Inc.*	2,300	97,037
Palomar Holdings, Inc.*	800	123,400
ProAssurance Corp.*	1,500	34,245
Root, Inc., Class A*	280	35,832

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Safety Insurance Group, Inc.	382	$30,327
Selective Insurance Group, Inc.	1,775	153,804
Selectquote, Inc.*	4,300	10,234
SiriusPoint Ltd.*	3,100	63,209
Skyward Specialty Insurance Group, Inc.*	1,100	63,569
Stewart Information Services Corp.	808	52,601
Tiptree, Inc.	700	16,506
Trupanion, Inc.*	1,129	62,490
United Fire Group, Inc.	680	19,516
Universal Insurance Holdings, Inc.	651	18,052
		2,134,627
Internet — 2.0%
1-800-Flowers.com, Inc., Class A*	937	4,610
Angi, Inc.*	1,300	19,838
AudioEye, Inc.*	300	3,495
Backblaze, Inc., Class A*	1,500	8,250
BARK, Inc.*	3,200	2,814
Beyond, Inc.*	1,500	10,320
Bumble, Inc., Class A*	2,000	13,180
Cargurus, Inc.*	2,600	87,022
Cars.com, Inc.*	1,800	21,330
Cogent Communications Holdings, Inc.	1,319	63,589
Couchbase, Inc.*	1,100	26,818
Crexendo, Inc.*	600	3,642
Entravision Communications Corp., Class A	2,500	5,800
ePlus, Inc.*	756	54,508
Eventbrite, Inc., Class A*	2,800	7,364
EverQuote, Inc., Class A*	700	16,926
Figs, Inc., Class A*	2,800	15,792
fuboTV, Inc.*	9,500	36,670
Gaia, Inc.*	700	3,073
Gambling.com Group Ltd.*	300	3,567
Getty Images Holdings, Inc.*	3,600	5,976
Grindr, Inc.*	1,000	22,700
Groupon, Inc.*	700	23,415
HealthStream, Inc.	700	19,369
Hims & Hers Health, Inc.*	5,700	284,145
Lands' End, Inc.*	500	5,355
LifeMD, Inc.*	1,000	13,620
Liquidity Services, Inc.*	635	14,980
Magnite, Inc.*	4,206	101,449
MediaAlpha, Inc., Class A*	847	9,275
Nerdy, Inc.*	1,800	2,934
Newsmax, Inc.*	300	4,539
Nextdoor Holdings, Inc.*	5,400	8,964
Open Lending Corp.*	3,100	6,014
OptimizeRx Corp.*	600	8,100
Q2 Holdings, Inc.*	1,900	177,821
QuinStreet, Inc.*	1,715	27,611
Revolve Group, Inc.*	1,200	24,060
Rumble, Inc.*	2,400	21,552
Serve Robotics, Inc.*	1,500	17,160
Shutterstock, Inc.	800	15,168
Sprinklr, Inc., Class A*	3,700	31,302
	Number of Shares	Value†

Internet — (continued)
Stitch Fix, Inc., Class A*	2,600	$9,620
The Arena Group Holdings, Inc.*	500	3,100
The RealReal, Inc.*	2,900	13,891
Travelzoo*	200	2,546
Triller Group, Inc.*	4,300	4,001
TripAdvisor, Inc.*	3,500	45,675
TrueCar, Inc.*	2,300	4,370
Tucows, Inc., Class A*	300	5,913
Upwork, Inc.*	3,700	49,728
Vivid Seats, Inc., Class A*	2,400	4,056
Yelp, Inc.*	1,900	65,113
Ziff Davis, Inc.*	1,190	36,021
		1,498,151
Investment Companies — 1.1%
Bit Digital, Inc.*	4,100	8,979
Bitdeer Technologies Group, Class A*	2,800	32,144
Cannae Holdings, Inc.	1,600	33,360
Cipher Mining, Inc.*	8,100	38,718
Cleanspark, Inc.*	8,100	89,343
Compass Diversified Holdings	2,100	13,188
Core Scientific, Inc.*	8,300	141,681
FTAI Infrastructure, Inc.	2,700	16,659
HA Sustainable Infrastructure Capital, Inc.	3,500	94,010
Hut 8 Corp.*	2,900	53,940
MARA Holdings, Inc.*	10,400	163,072
NewtekOne, Inc.	900	10,152
Riot Platforms, Inc.*	10,000	113,000
Terawulf, Inc.*	7,800	34,164
		842,410
Iron & Steel — 0.2%
Commercial Metals Co.	3,400	166,294
Friedman Industries, Inc.	200	3,312
Radius Recycling, Inc.	700	20,783
		190,389
Leisure Time — 0.7%
Acushnet Holdings Corp.	800	58,256
American Outdoor Brands, Inc.*	400	4,180
Clarus Corp.	902	3,130
Escalade, Inc.	400	5,592
Global Business Travel Group I*	3,000	18,900
Johnson Outdoors, Inc., Class A	168	5,086
Life Time Group Holdings, Inc.*	4,128	125,202
Lindblad Expeditions Holdings, Inc.*	1,100	12,837
Livewire Group, Inc.*	500	2,300
Malibu Boats, Inc., Class A*	600	18,804
Marine Products Corp.	188	1,600
MasterCraft Boat Holdings, Inc.*	500	9,290
OneSpaWorld Holdings Ltd.	3,000	61,170
Peloton Interactive, Inc., Class A*	11,200	77,728
Polaris, Inc.	1,600	65,040
Sabre Corp.*	11,900	37,604
Topgolf Callaway Brands Corp.*	4,046	32,570

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Xponential Fitness, Inc., Class A*	800	$5,992
		545,281
Lodging — 0.1%
Hilton Grand Vacations, Inc.*	1,900	78,907
The Marcus Corp.	733	12,358
		91,265
Machinery — Construction & Mining — 0.7%
Argan, Inc.	356	78,491
Astec Industries, Inc.	698	29,100
Bloom Energy Corp., Class A*	6,000	143,520
Hyster-Yale, Inc.	344	13,684
Lightbridge Corp.*	600	8,022
NANO Nuclear Energy, Inc.*	700	24,143
Net Power, Inc.*	800	1,976
NuScale Power Corp.*	3,800	150,328
Terex Corp.	2,000	93,380
The Manitowoc Co., Inc.*	1,025	12,320
		554,964
Machinery — Diversified — 1.9%
Alamo Group, Inc.	335	73,157
Albany International Corp., Class A	932	65,361
Cactus, Inc., Class A	2,000	87,440
Chart Industries, Inc.*	1,366	224,912
Columbus McKinnon Corp.	885	13,514
CSW Industrials, Inc.	523	150,012
DXP Enterprises, Inc.*	422	36,988
Eastman Kodak Co.*	1,600	9,040
Gencor Industries, Inc.*	400	5,600
Ichor Holdings Ltd.*	1,100	21,604
Kadant, Inc.	370	117,456
Lindsay Corp.	346	49,911
Mueller Water Products, Inc., Class A	4,592	110,392
Palladyne AI Corp.*	900	7,794
Power Solutions International, Inc.*	200	12,936
Pro-Dex, Inc.*	100	4,364
Richtech Robotics, Inc., Class B*	2,500	4,875
Tennant Co.	536	41,529
The Gorman-Rupp Co.	651	23,905
Thermon Group Holdings, Inc.*	1,000	28,080
Watts Water Technologies, Inc., Class A	828	203,597
Zurn Elkay Water Solutions Corp.	4,500	164,565
		1,457,032
Media — 0.4%
Altice USA, Inc., Class A*	8,200	17,548
AMC Networks, Inc., Class A*	1,000	6,270
Cable One, Inc.	176	23,902
CuriosityStream, Inc.	1,100	6,193
Gannett Co., Inc.*	4,253	15,226
Gray Media, Inc.	3,000	13,590
iHeartMedia, Inc., Class A*	2,900	5,104
Liberty Latin America Ltd., Class A*	1,100	6,710
Liberty Latin America Ltd., Class C*	4,252	26,447
Scholastic Corp.	756	15,861
Sinclair, Inc.	1,000	13,820
	Number of Shares	Value†

Media — (continued)
Sphere Entertainment Co.*	837	$34,987
TEGNA, Inc.	4,900	82,124
The E.W. Scripps Co., Class A*	2,229	6,553
Thryv Holdings, Inc.*	1,000	12,160
WideOpenWest, Inc.*	1,800	7,308
		293,803
Metal Fabricate/Hardware — 0.6%
AZZ, Inc.	876	82,764
Helios Technologies, Inc.	959	32,002
Hillman Solutions Corp.*	5,700	40,698
Janus International Group, Inc.*	4,200	34,188
L.B. Foster Co., Class A*	300	6,561
Mayville Engineering Co., Inc.*	400	6,384
Metallus, Inc.*	1,100	16,951
Olympic Steel, Inc.	331	10,787
Omega Flex, Inc.	124	4,015
Park-Ohio Holdings Corp.	300	5,358
Proto Labs, Inc.*	699	27,988
Ryerson Holding Corp.	900	19,413
Standex International Corp.	380	59,462
The Eastern Co.	200	4,564
Tredegar Corp.*	761	6,697
Worthington Enterprises, Inc.	884	56,258
Worthington Steel, Inc.	984	29,353
Xometry, Inc., Class A*	1,200	40,548
		483,991
Mining — 1.2%
American Battery Technology Co.*	3,000	4,860
Caledonia Mining Corp. PLC	600	11,592
Centrus Energy Corp., Class A*	400	73,272
Century Aluminum Co.*	1,454	26,201
Coeur Mining, Inc.*	18,628	165,044
Compass Minerals International, Inc.*	1,000	20,090
Constellium S.E.*	4,000	53,200
Contango ORE, Inc.*	200	3,896
Critical Metals Corp.*	300	1,074
Dakota Gold Corp.*	1,700	6,273
Encore Energy Corp.*	5,300	15,158
Energy Fuels, Inc.*	5,400	31,050
Ferroglobe PLC	3,800	13,946
Hecla Mining Co.	17,491	104,771
Idaho Strategic Resources, Inc.*	400	5,232
Ivanhoe Electric, Inc.*	2,300	20,861
Kaiser Aluminum Corp.	516	41,229
Lifezone Metals Ltd.*	1,300	5,356
MAC Copper Ltd.*	2,200	26,598
NioCorp Developments Ltd.*	1,800	4,194
Novagold Resources, Inc.*	7,500	30,675
Perpetua Resources Corp.*	1,100	13,354
Piedmont Lithium, Inc.*	600	3,492
SSR Mining, Inc.*	6,000	76,440
U.S. Antimony Corp.*	3,000	6,540
United States Lime & Minerals, Inc.	325	32,435
Uranium Energy Corp.*	12,500	85,000
US Gold Corp.*	400	4,880

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Vox Royalty Corp.	1,400	$4,424
		891,137
Miscellaneous Manufacturing — 1.4%
Byrna Technologies, Inc.*	500	15,440
Core Molding Technologies, Inc.*	300	4,977
Enpro, Inc.	661	126,615
Fabrinet*	1,082	318,844
Federal Signal Corp.	1,843	196,132
Hillenbrand, Inc.	2,144	43,030
JBT Marel Corp.	1,541	185,321
LSB Industries, Inc.*	1,500	11,700
Materion Corp.	657	52,146
Myers Industries, Inc.	925	13,403
NL Industries, Inc.	90	576
Outdoor Holding Co.*	3,600	4,608
Park Aerospace Corp.	533	7,872
Sight Sciences, Inc.*	900	3,717
Smith & Wesson Brands, Inc.	1,079	9,366
Sturm Ruger & Co., Inc.	519	18,632
Trinity Industries, Inc.	2,400	64,824
		1,077,203
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	810	32,643
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,600	61,096
Xerox Holdings Corp.	3,800	20,026
		81,122
Office Furnishings — 0.2%
CompX International, Inc.	100	2,657
HNI Corp.	1,404	69,049
Interface, Inc.	1,795	37,569
Steelcase, Inc., Class A	2,831	29,527
Virco Mfg. Corp.	400	3,192
		141,994
Oil & Gas — 2.2%
Berry Corp.	2,500	6,925
BKV Corp.*	500	12,060
Borr Drilling Ltd.	8,000	14,640
California Resources Corp.	2,000	91,340
CNX Resources Corp.*	4,300	144,824
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,200	60,874
Crescent Energy Co., Class A	5,107	43,920
CVR Energy, Inc.	1,000	26,850
Delek US Holdings, Inc.	1,783	37,764
Diversified Energy Co. PLC	1,700	24,939
Empire Petroleum Corp.*	200	1,056
Epsilon Energy Ltd.	700	5,166
Evolution Petroleum Corp.	1,200	5,640
Granite Ridge Resources, Inc.	1,900	12,103
Gulfport Energy Corp.*	504	101,390
Helmerich & Payne, Inc.	2,900	43,964
	Number of Shares	Value†

Oil & Gas — (continued)
HighPeak Energy, Inc.	500	$4,900
Infinity Natural Resources, Inc., Class A*	300	5,493
Kolibri Global Energy, Inc.*	1,200	8,220
Kosmos Energy Ltd.*	14,200	24,424
Magnolia Oil & Gas Corp., Class A	5,600	125,888
Murphy Oil Corp.	4,100	92,250
Nabors Industries Ltd.*	315	8,826
NextNRG, Inc.*	800	2,216
Noble Corp. PLC	3,887	103,200
Northern Oil & Gas, Inc.	2,900	82,215
Par Pacific Holdings, Inc.*	1,518	40,273
Patterson-UTI Energy, Inc.	11,581	68,675
PBF Energy, Inc., Class A	2,500	54,175
Prairie Operating Co.*	900	2,696
Riley Exploration Permian, Inc.	400	10,492
Sable Offshore Corp.*	2,100	46,158
SandRidge Energy, Inc.	1,000	10,820
Seadrill Ltd.*	1,900	49,875
Sitio Royalties Corp., Class A	2,314	42,531
SM Energy Co.	3,400	84,014
Talos Energy, Inc.*	3,700	31,376
Transocean Ltd.*	21,400	55,426
VAALCO Energy, Inc.	3,600	12,996
Valaris Ltd.*	1,800	75,798
Vital Energy, Inc.*	900	14,481
Vitesse Energy, Inc.	800	17,672
W&T Offshore, Inc.	3,543	5,846
		1,714,391
Oil & Gas Services — 1.2%
Archrock, Inc.	5,000	124,150
Aris Water Solutions, Inc., Class A	1,000	23,650
Atlas Energy Solutions, Inc.	2,100	28,077
Bristow Group, Inc.*	766	25,255
ChampionX Corp.	5,700	141,588
Core Laboratories, Inc.	1,500	17,280
DMC Global, Inc.*	600	4,836
DNOW, Inc.*	3,100	45,973
Expro Group Holdings N.V.*	2,716	23,331
Flotek Industries, Inc.*	500	7,380
Flowco Holdings, Inc., Class A	600	10,686
Forum Energy Technologies, Inc.*	400	7,788
Helix Energy Solutions Group, Inc.*	4,101	25,590
Innovex International, Inc.*	900	14,058
Kodiak Gas Services, Inc.	1,600	54,832
Liberty Energy, Inc.	4,700	53,956
Mammoth Energy Services, Inc.*	1,000	2,800
Matrix Service Co.*	600	8,106
National Energy Services Reunited Corp.*	2,000	12,040
Natural Gas Services Group, Inc.*	400	10,324
NPK International, Inc.*	2,412	20,526
Oceaneering International, Inc.*	3,000	62,160
Oil States International, Inc.*	2,000	10,720
ProFrac Holding Corp., Class A*	900	6,984
ProPetro Holding Corp.*	2,900	17,313

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Ranger Energy Services, Inc., Class A	600	$7,164
RPC, Inc.	2,800	13,244
SEACOR Marine Holdings, Inc.*	900	4,590
Select Water Solutions, Inc.	2,900	25,056
Solaris Energy Infrastructure, Inc.	1,100	31,119
TETRA Technologies, Inc.*	3,200	10,752
Tidewater, Inc.*	1,500	69,195
		920,523
Packaging and Containers — 0.3%
Ardagh Metal Packaging S.A.	4,100	17,548
Clearwater Paper Corp.*	478	13,021
Greif, Inc., Class A	700	45,493
Greif, Inc., Class B	100	6,901
Karat Packaging, Inc.	200	5,632
O-I Glass, Inc.*	4,500	66,330
Ranpak Holdings Corp.*	1,200	4,284
TriMas Corp.	1,195	34,189
		193,398
Pharmaceuticals — 2.5%
Aclaris Therapeutics, Inc.*	3,200	4,544
Actuate Therapeutics, Inc.*	300	1,833
AdaptHealth Corp.*	2,900	27,347
Agios Pharmaceuticals, Inc.*	1,600	53,216
Akebia Therapeutics, Inc.*	7,700	28,028
Alector, Inc.*	2,900	4,060
Alimera Sciences, Inc.*	900	36
Alkermes PLC*	4,800	137,328
Amneal Pharmaceuticals, Inc.*	4,937	39,940
Amphastar Pharmaceuticals, Inc.*	1,200	27,552
Amylyx Pharmaceuticals, Inc.*	2,200	14,102
Anika Therapeutics, Inc.*	400	4,232
Aquestive Therapeutics, Inc.*	2,800	9,268
Arvinas, Inc.*	2,000	14,720
aTyr Pharma, Inc.*	2,800	14,196
Avadel Pharmaceuticals PLC*	2,700	23,895
Biote Corp., Class A*	600	2,412
Catalyst Pharmaceuticals, Inc.*	3,300	71,610
Cidara Therapeutics, Inc.*	500	24,355
Coherus Oncology, Inc.*	2,700	1,974
Collegium Pharmaceutical, Inc.*	1,000	29,570
CorMedix, Inc.*	1,700	20,944
Corvus Pharmaceuticals, Inc.*	1,700	6,800
Enanta Pharmaceuticals, Inc.*	700	5,292
Enliven Therapeutics, Inc.*	1,000	20,060
Eton Pharmaceuticals, Inc.*	800	11,400
Fennec Pharmaceuticals, Inc.*	700	5,810
FitLife Brands, Inc.*	200	2,604
Foghorn Therapeutics, Inc.*	800	3,760
Fulcrum Therapeutics, Inc.*	1,400	9,632
Guardian Pharmacy Services, Inc., Class A*	300	6,393
Gyre Therapeutics, Inc.*	500	3,675
Harmony Biosciences Holdings, Inc.*	1,300	41,080
Harrow, Inc.*	900	27,486
Herbalife Ltd.*	2,800	24,136
	Number of Shares	Value†

Pharmaceuticals — (continued)
Heron Therapeutics, Inc.*	3,800	$7,866
Indivior PLC*	3,700	54,538
Inhibikase Therapeutics, Inc.*	2,300	4,485
Ironwood Pharmaceuticals, Inc.*	4,361	3,128
Journey Medical Corp.*	500	3,590
KalVista Pharmaceuticals, Inc.*	900	10,174
Lifevantage Corp.	400	5,232
Madrigal Pharmaceuticals, Inc.*	505	152,833
MannKind Corp.*	9,301	34,786
Maze Therapeutics, Inc.*	300	3,681
MediWound Ltd.*	200	3,874
Mirum Pharmaceuticals, Inc.*	1,300	66,157
Nature's Sunshine Products, Inc.*	500	7,395
Neurogene, Inc.*	300	4,485
Nuvectis Pharma, Inc.*	500	3,735
Ocular Therapeutix, Inc.*	4,800	44,544
Option Care Health, Inc.*	5,102	165,713
ORIC Pharmaceuticals, Inc.*	1,500	15,225
Owens & Minor, Inc.*	2,276	20,712
Pacira BioSciences, Inc.*	1,300	31,070
Phibro Animal Health Corp., Class A	700	17,878
Premier, Inc., Class A	2,800	61,404
Protagonist Therapeutics, Inc.*	1,800	99,486
Rhythm Pharmaceuticals, Inc.*	1,600	101,104
scPharmaceuticals, Inc.*	1,100	4,191
SELLAS Life Sciences Group, Inc.*	3,300	7,227
SIGA Technologies, Inc.	1,700	11,084
Sionna Therapeutics, Inc.*	400	6,940
Spyre Therapeutics, Inc.*	1,500	22,455
Supernus Pharmaceuticals, Inc.*	1,500	47,280
Tonix Pharmaceuticals Holding Corp.*	200	7,196
Trevi Therapeutics, Inc.*	1,800	9,846
TuHURA Biosciences, Inc.*	1,100	2,453
USANA Health Sciences, Inc.*	348	10,624
Vanda Pharmaceuticals, Inc.*	1,941	9,162
Vaxcyte, Inc.*	3,700	120,287
Voyager Therapeutics, Inc.*	1,200	3,732
Xeris Biopharma Holdings, Inc.*	4,300	20,081
Y-mAbs Therapeutics, Inc.*	1,200	5,412
		1,934,355
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	700	20,524
Golar LNG Ltd.	2,900	119,451
Kinetik Holdings, Inc.	1,300	57,265
New Fortress Energy, Inc.	5,400	17,928
NextDecade Corp.*	4,100	36,531
Summit Midstream Corp.*	300	7,359
		259,058
Private Equity — 0.0%
P10, Inc., Class A	1,300	13,286
Patria Investments Ltd., Class A	1,600	22,496
		35,782
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	2,800	10,136

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — (continued)
Compass, Inc., Class A*	13,800	$86,664
Cushman & Wakefield PLC*	6,700	74,169
Douglas Elliman, Inc.*	2,500	5,800
eXp World Holdings, Inc.	2,400	21,840
FRP Holdings, Inc.*	338	9,089
Kennedy-Wilson Holdings, Inc.	3,581	24,351
Legacy Housing Corp.*	300	6,798
Marcus & Millichap, Inc.	600	18,426
Maui Land & Pineapple Co., Inc.*	300	5,457
McGrath RentCorp	770	89,289
Mobile Infrastructure Corp.*	600	2,718
Newmark Group, Inc., Class A	4,100	49,815
RE/MAX Holdings, Inc., Class A*	600	4,908
Seaport Entertainment Group, Inc.*	300	5,595
Sky Harbour Group Corp.*	500	4,885
Stratus Properties, Inc.*	200	3,776
The Real Brokerage, Inc.*	3,400	15,334
The RMR Group, Inc., Class A	467	7,635
The St. Joe Co.	1,100	52,470
Transcontinental Realty Investors, Inc.*	100	4,261
		503,416
Real Estate Investment Trusts — 0.0%
Smartstop Self Storage REIT, Inc.	900	32,607
Retail — 4.0%
Abercrombie & Fitch Co., Class A*	1,488	123,281
Academy Sports & Outdoors, Inc.	2,000	89,620
Advance Auto Parts, Inc.	1,800	83,682
American Eagle Outfitters, Inc.	5,200	50,024
America's Car-Mart, Inc.*	190	10,648
Arko Corp.	2,400	10,152
Asbury Automotive Group, Inc.*	620	147,895
Barnes & Noble Education, Inc.*	500	5,885
Bassett Furniture Industries, Inc.	300	4,560
Biglari Holdings, Inc., Class B*	10	2,922
BJ's Restaurants, Inc.*	620	27,652
Bloomin' Brands, Inc.	2,400	20,664
BlueLinx Holdings, Inc.*	251	18,669
Boot Barn Holdings, Inc.*	900	136,800
Brinker International, Inc.*	1,300	234,429
Build-A-Bear Workshop, Inc.	400	20,624
Caleres, Inc.	1,054	12,880
Camping World Holdings, Inc., Class A	1,700	29,223
Citi Trends, Inc.*	200	6,678
Clean Energy Fuels Corp.*	6,000	11,700
Cracker Barrel Old Country Store, Inc.	634	38,725
Dave & Buster's Entertainment, Inc.*	900	27,072
Denny's Corp.*	1,452	5,953
Designer Brands, Inc., Class A	1,300	3,094
Dine Brands Global, Inc.	471	11,459
El Pollo Loco Holdings, Inc.*	600	6,606
Envela Corp.*	300	1,836
EVgo, Inc.*	2,700	9,855
First Watch Restaurant Group, Inc.*	1,000	16,040
FirstCash Holdings, Inc.	1,186	160,276
Foot Locker, Inc.*	2,500	61,250
	Number of Shares	Value†

Retail — (continued)
Genesco, Inc.*	295	$5,809
GMS, Inc.*	1,200	130,500
Group 1 Automotive, Inc.	399	174,247
Haverty Furniture Cos., Inc.	450	9,157
J Jill, Inc.	200	2,928
Jack in the Box, Inc.	614	10,720
Kohl's Corp.	3,400	28,832
Krispy Kreme, Inc.	2,900	8,439
Kura Sushi USA, Inc., Class A*	200	17,216
La-Z-Boy, Inc.	1,262	46,909
MarineMax, Inc.*	700	17,598
Movado Group, Inc.	460	7,015
National Vision Holdings, Inc.*	2,400	55,224
Nu Skin Enterprises, Inc., Class A	1,700	13,583
OneWater Marine, Inc., Class A*	400	5,356
Papa John's International, Inc.	1,010	49,429
Patrick Industries, Inc.	1,012	93,377
PC Connection, Inc.	365	24,010
Petco Health & Wellness Co., Inc.*	3,000	8,490
Portillo's, Inc., Class A*	1,500	17,505
Potbelly Corp.*	1,000	12,250
PriceSmart, Inc.	731	76,784
Sally Beauty Holdings, Inc.*	2,900	26,854
Savers Value Village, Inc.*	800	8,160
Shake Shack, Inc., Class A*	1,200	168,720
Shoe Carnival, Inc.	516	9,654
Signet Jewelers Ltd.	1,200	95,460
Sonic Automotive, Inc., Class A	434	34,690
Sweetgreen, Inc., Class A*	3,100	46,128
The Buckle, Inc.	949	43,037
The Cheesecake Factory, Inc.	1,416	88,727
The ODP Corp.*	770	13,960
Tile Shop Holdings, Inc.*	500	3,180
Urban Outfitters, Inc.*	1,900	137,826
Victoria's Secret & Co.*	2,300	42,596
Warby Parker, Inc., Class A*	3,000	65,790
Winmark Corp.	91	34,363
Zumiez, Inc.*	503	6,670
		3,031,347
Savings & Loans — 1.2%
Axos Financial, Inc.*	1,600	121,664
Banc of California, Inc.	4,124	57,942
BankFinancial Corp.	400	4,628
Berkshire Hills Bancorp, Inc.	1,342	33,604
Brookline Bancorp, Inc.	2,687	28,348
BV Financial, Inc.*	300	4,569
Capitol Federal Financial, Inc.	3,700	22,570
CF Bankshares, Inc.	100	2,397
Citizens Community Bancorp, Inc.	300	4,140
Eagle Bancorp Montana, Inc.	300	5,001
ESSA Bancorp, Inc.	200	3,880
Finward Bancorp	100	2,762
First Capital, Inc.	100	4,129
First Savings Financial Group, Inc.	200	5,008
Flagstar Financial, Inc.	9,166	97,160
Flushing Financial Corp.	838	9,955

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
FS Bancorp, Inc.	200	$7,876
Greene County Bancorp, Inc.	200	4,444
Home Bancorp, Inc.	200	10,356
HomeTrust Bancshares, Inc.	500	18,705
Northfield Bancorp, Inc.	1,093	12,548
Northwest Bancshares, Inc.	3,655	46,711
OceanFirst Financial Corp.	1,810	31,874
Pacific Premier Bancorp, Inc.	2,846	60,022
Provident Financial Services, Inc.	3,730	65,387
Riverview Bancorp, Inc.	700	3,850
Sound Financial Bancorp, Inc.	100	4,600
Southern Missouri Bancorp, Inc.	300	16,434
The Hingham Institution For Savings	61	15,149
Timberland Bancorp, Inc.	200	6,240
WaFd, Inc.	2,434	71,267
Waterstone Financial, Inc.	400	5,524
WSFS Financial Corp.	1,774	97,570
		886,314
Semiconductors — 2.1%
ACM Research, Inc., Class A*	1,600	41,440
Aehr Test Systems*	900	11,637
Aeluma, Inc.*	300	4,911
Alpha & Omega Semiconductor Ltd.*	700	17,962
Ambarella, Inc.*	1,229	81,194
Arteris, Inc.*	1,000	9,530
Atomera, Inc.*	1,000	5,040
Axcelis Technologies, Inc.*	999	69,620
CEVA, Inc.*	671	14,749
Cohu, Inc.*	1,324	25,474
Diodes, Inc.*	1,299	68,704
FormFactor, Inc.*	2,229	76,700
Impinj, Inc.*	800	88,856
Kulicke & Soffa Industries, Inc.	1,600	55,360
MaxLinear, Inc.*	2,443	34,715
Navitas Semiconductor Corp.*	3,700	24,235
Ouster, Inc.*	1,500	36,375
Penguin Solutions, Inc.*	1,600	31,696
Photronics, Inc.*	1,892	35,626
Power Integrations, Inc.	1,647	92,067
Rambus, Inc.*	3,223	206,337
Richardson Electronics Ltd.	500	4,825
Semtech Corp.*	2,609	117,770
Silicon Laboratories, Inc.*	1,016	149,718
SiTime Corp.*	571	121,669
SkyWater Technology, Inc.*	1,000	9,840
Synaptics, Inc.*	1,165	75,515
Ultra Clean Holdings, Inc.*	1,400	31,598
Veeco Instruments, Inc.*	1,754	35,641
Vishay Precision Group, Inc.*	400	11,240
Wolfspeed, Inc.*	6,000	2,393
		1,592,437
Software — 5.8%
8X8, Inc.*	3,700	7,252
ACI Worldwide, Inc.*	3,127	143,561
ACV Auctions, Inc., Class A*	5,100	82,722
	Number of Shares	Value†

Software — (continued)
Adeia, Inc.	3,153	$44,583
Agilysys, Inc.*	776	88,961
Airship AI Holdings, Inc.*	700	4,123
Alignment Healthcare, Inc.*	3,900	54,600
Alkami Technology, Inc.*	2,100	63,294
Amplitude, Inc., Class A*	2,700	33,480
Appian Corp., Class A*	1,175	35,086
Asana, Inc., Class A*	2,900	39,150
Asure Software, Inc.*	700	6,832
AvePoint, Inc.*	3,900	75,309
AvidXchange Holdings, Inc.*	5,000	48,950
Bandwidth, Inc., Class A*	739	11,750
BigBear.ai Holdings, Inc.*	8,800	59,752
BigCommerce Holdings, Inc.*	2,100	10,500
Blackbaud, Inc.*	1,150	73,841
BlackLine, Inc.*	1,640	92,857
Blend Labs, Inc., Class A*	7,000	23,100
Box, Inc., Class A*	4,200	143,514
Braze, Inc., Class A*	2,300	64,630
C3.ai, Inc., Class A*	3,700	90,909
Cerence, Inc.*	1,400	14,294
Claritev Corp.*	200	9,026
Clear Secure, Inc., Class A	2,600	72,176
Clearwater Analytics Holdings, Inc., Class A*	7,467	163,751
Climb Global Solutions, Inc.	100	10,691
Commvault Systems, Inc.*	1,286	224,188
Consensus Cloud Solutions, Inc.*	467	10,769
CoreCard Corp.*	200	5,794
CS Disco, Inc.*	900	3,933
CSG Systems International, Inc.	881	57,538
Daily Journal Corp.*	41	17,312
Definitive Healthcare Corp.*	1,700	6,630
Digi International, Inc.*	1,057	36,847
Digimarc Corp.*	500	6,605
Digital Turbine, Inc*	3,200	18,880
DigitalOcean Holdings, Inc.*	2,000	57,120
Domo, Inc., Class B*	1,100	15,367
Donnelley Financial Solutions, Inc.*	800	49,320
E2open Parent Holdings, Inc.*	5,800	18,734
eGain Corp.*	500	3,125
EverCommerce, Inc.*	600	6,300
Evolent Health, Inc., Class A*	3,300	37,158
Expensify, Inc., Class A*	2,100	5,439
Faraday Future Intelligent Electric, Inc.*	3,200	5,376
Fastly, Inc., Class A*	4,000	28,240
Five9, Inc.*	2,300	60,904
Freshworks, Inc., Class A*	6,100	90,951
GigaCloud Technology, Inc., Class A*	800	15,824
Health Catalyst, Inc.*	1,800	6,786
I3 Verticals, Inc., Class A*	600	16,488
IBEX Holdings Ltd.*	300	8,730
Ibotta, Inc., Class A*	500	18,300
Immersion Corp.	600	4,728
Innodata, Inc.*	900	46,098
Inspired Entertainment, Inc.*	700	5,719

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Intapp, Inc.*	1,600	$82,592
IonQ, Inc.*	7,100	305,087
Jamf Holding Corp.*	2,500	23,775
Kaltura, Inc.*	3,300	6,633
Life360, Inc.*	500	32,625
LiveRamp Holdings, Inc.*	1,867	61,686
MeridianLink, Inc.*	800	12,984
N-able, Inc.*	2,400	19,440
Nutex Health, Inc.*	100	12,449
Olo, Inc., Class A*	3,200	28,480
ON24, Inc.*	800	4,344
Outset Medical, Inc.*	600	11,526
Pagaya Technologies Ltd., Class A*	1,300	27,716
PagerDuty, Inc.*	2,500	38,200
PDF Solutions, Inc.*	1,000	21,380
Phreesia, Inc.*	1,600	45,536
Planet Labs PBC*	6,500	39,650
Playstudios, Inc.*	2,600	3,406
Playtika Holding Corp.	1,800	8,514
Porch Group, Inc.*	2,100	24,759
Progress Software Corp.	1,226	78,268
PROS Holdings, Inc.*	1,317	20,624
PubMatic, Inc., Class A*	1,100	13,684
Quantum Computing, Inc.*	3,500	67,095
Rackspace Technology, Inc.*	1,800	2,304
Red Violet, Inc.	300	14,760
ReposiTrak, Inc.	400	7,860
Rezolve AI PLC*	3,000	9,225
Sapiens International Corp. N.V.	900	26,325
Schrodinger, Inc.*	1,600	32,192
SEMrush Holdings, Inc., Class A*	1,300	11,765
Silvaco Group, Inc.*	400	1,888
Simulations Plus, Inc.	500	8,725
Skillsoft Corp.*	200	3,194
SoundHound AI, Inc., Class A*	11,000	118,030
Sprout Social, Inc., Class A*	1,418	29,650
SPS Commerce, Inc.*	1,162	158,137
Synchronoss Technologies, Inc.*	400	2,740
Talkspace, Inc.*	3,200	8,896
Teads Holding Co.*	1,000	2,480
TruBridge, Inc.*	300	7,026
Verint Systems, Inc.*	1,895	37,275
Vertex, Inc., Class A*	2,000	70,670
Viant Technology, Inc., Class A*	400	5,292
Vimeo, Inc.*	4,700	18,988
VTEX, Class A*	1,800	11,880
Waystar Holding Corp.*	2,700	110,349
Weave Communications, Inc.*	1,800	14,976
WM Technology, Inc.*	3,500	3,136
Workiva, Inc.*	1,500	102,675
Yext, Inc.*	3,400	28,900
Zeta Global Holdings Corp., Class A*	5,700	88,293
		4,385,981
Telecommunications — 2.3%
A10 Networks, Inc.	2,100	40,635
ADTRAN Holdings, Inc.*	2,405	21,573
	Number of Shares	Value†

Telecommunications — (continued)
Anterix, Inc.*	300	$7,695
Applied Digital Corp.*	5,400	54,378
ATN International, Inc.	398	6,467
Aviat Networks, Inc.*	400	9,620
BK Technologies Corp.*	100	4,713
BlackSky Technology, Inc.*	575	11,833
Calix, Inc.*	1,793	95,370
Clearfield, Inc.*	400	17,364
CommScope Holding Co., Inc.*	6,500	53,820
Credo Technology Group Holding Ltd.*	4,400	407,396
DigitalBridge Group, Inc.	4,675	48,386
EchoStar Corp., Class A*	4,100	113,570
Extreme Networks, Inc.*	3,947	70,849
Frequency Electronics, Inc.*	200	4,542
Globalstar, Inc.*	1,393	32,805
Gogo, Inc.*	1,900	27,892
Harmonic, Inc.*	3,470	32,861
IDT Corp., Class B	500	34,160
Inseego Corp.*	500	4,120
InterDigital, Inc.	764	171,312
Lumen Technologies, Inc.*	28,800	126,144
NETGEAR, Inc.*	829	24,099
Ooma, Inc.*	700	9,030
Powerfleet, Inc.*	3,200	13,792
Preformed Line Products Co.	71	11,347
Ribbon Communications, Inc.*	3,143	12,603
Satellogic, Inc., Class A*	2,300	8,326
Shenandoah Telecommunications Co.	1,518	20,736
Spok Holdings, Inc.	400	7,072
Telephone and Data Systems, Inc.	2,900	103,182
Viasat, Inc.*	3,500	51,100
Viavi Solutions, Inc.*	6,500	65,455
		1,724,247
Textiles — 0.1%
UniFirst Corp.	432	81,311
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	4,284
JAKKS Pacific, Inc.	300	6,234
		10,518
Transportation — 1.1%
ArcBest Corp.	644	49,594
Ardmore Shipping Corp.	1,300	12,480
Costamare Bulkers Holdings Ltd.*	300	2,601
Costamare, Inc.	1,500	13,665
Covenant Logistics Group, Inc.	400	9,644
CryoPort, Inc.*	1,500	11,190
DHT Holdings, Inc.	3,900	42,159
Dorian LPG Ltd.	1,132	27,598
FLEX LNG Ltd.	1,000	21,980
Forward Air Corp.*	796	19,534
Genco Shipping & Trading Ltd.	1,400	18,298
Golden Ocean Group Ltd.	3,900	28,548
Heartland Express, Inc.	1,567	13,539
Himalaya Shipping Ltd.*	1,200	6,924

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Hub Group, Inc., Class A	1,786	$59,706
International Seaways, Inc.	1,131	41,259
Marten Transport Ltd.	1,626	21,122
Matson, Inc.	948	105,560
Navigator Holdings Ltd.	1,000	14,150
Nordic American Tankers Ltd.	5,267	13,852
PAMT CORP*	200	2,574
Pangaea Logistics Solutions Ltd.	1,400	6,580
Proficient Auto Logistics, Inc.*	500	3,630
Radiant Logistics, Inc.*	1,000	6,080
RXO, Inc.*	4,700	73,884
Safe Bulkers, Inc.	1,700	6,137
Scorpio Tankers, Inc.	1,340	52,434
SFL Corp. Ltd.	3,784	31,521
Teekay Corp., Ltd.	1,300	10,725
Teekay Tankers Ltd., Class A	700	29,204
Universal Logistics Holdings, Inc.	200	5,076
Werner Enterprises, Inc.	1,852	50,671
World Kinect Corp.	1,700	48,195
		860,114
Trucking and Leasing — 0.3%
GATX Corp.	1,044	160,317
The Greenbrier Cos., Inc.	947	43,609
Willis Lease Finance Corp.	100	14,278
		218,204
Water — 0.4%
American States Water Co.	1,177	90,229
California Water Service Group	1,766	80,318
Consolidated Water Co., Ltd.	400	12,008
Global Water Resources, Inc.	500	5,095
H2O America	1,032	53,633
Middlesex Water Co.	531	28,769
The York Water Co.	397	12,545
		282,597
TOTAL COMMON STOCKS (Cost $69,612,969)		71,378,165

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Apartments — 0.3%
Apartment Investment and Management Co., Class A	4,100	35,465
BRT Apartments Corp.	300	4,692
Centerspace	461	27,748
Elme Communities	2,706	43,025
Independence Realty Trust, Inc.	6,792	120,150
NexPoint Residential Trust, Inc.	700	23,324
		254,404
Diversified — 0.9%
Alexander & Baldwin, Inc.	2,256	40,224
American Assets Trust, Inc.	1,600	31,600
Armada Hoffler Properties, Inc.	2,100	14,427
Broadstone Net Lease, Inc.	5,600	89,880
Claros Mortgage Trust, Inc.	2,900	8,265
	Number of Shares	Value†

Diversified — (continued)
Clipper Realty, Inc.	600	$2,202
Farmland Partners, Inc.	1,400	16,114
FrontView REIT, Inc.	500	6,000
Gladstone Commercial Corp.	1,252	17,941
Gladstone Land Corp.	1,100	11,187
Global Net Lease, Inc.	5,882	44,409
InvenTrust Properties Corp.	2,300	63,020
NexPoint Diversified Real Estate Trust	1,382	5,790
One Liberty Properties, Inc.	510	12,169
Outfront Media, Inc.	4,285	69,931
Postal Realty Trust, Inc., Class A	700	10,311
PotlatchDeltic Corp.	2,374	91,090
Safehold, Inc.	1,435	22,329
UMH Properties, Inc.	2,168	36,401
Uniti Group, Inc.	7,300	31,536
Veris Residential, Inc.	2,400	35,736
		660,562
Healthcare — 0.9%
American Healthcare REIT, Inc.	4,800	176,352
CareTrust REIT, Inc.	5,595	171,207
Community Healthcare Trust, Inc.	700	11,641
Diversified Healthcare Trust	6,700	23,986
Global Medical REIT, Inc.	1,800	12,474
LTC Properties, Inc.	1,317	45,581
National Health Investors, Inc.	1,357	95,153
Sabra Health Care REIT, Inc.	7,093	130,795
Sila Realty Trust, Inc.	1,700	40,239
Strawberry Fields REIT, Inc.	300	3,162
Universal Health Realty Income Trust	420	16,788
		727,378
Hotels & Resorts — 0.7%
Apple Hospitality REIT, Inc.	6,800	79,356
Braemar Hotels & Resorts, Inc.	1,100	2,695
Chatham Lodging Trust	1,300	9,061
DiamondRock Hospitality Co.	6,023	46,136
Pebblebrook Hotel Trust	3,493	34,895
RLJ Lodging Trust	4,280	31,159
Ryman Hospitality Properties, Inc.	1,812	178,790
Service Properties Trust	5,500	13,145
Summit Hotel Properties, Inc.	3,400	17,306
Sunstone Hotel Investors, Inc.	5,947	51,620
Xenia Hotels & Resorts, Inc.	3,200	40,224
		504,387
Industrial — 0.4%
Industrial Logistics Properties Trust	2,400	10,920
Innovative Industrial Properties, Inc.	856	47,268
LXP Industrial Trust	8,615	71,160
Plymouth Industrial REIT, Inc.	1,100	17,666
Terreno Realty Corp.	3,075	172,415
		319,429
Mortgage Banks — 0.9%
ACRES Commercial Realty Corp.*	200	3,588
Advanced Flower Capital, Inc.	600	2,688
AG Mortgage Investment Trust, Inc.	1,100	8,305

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Angel Oak Mortgage REIT, Inc.	200	$1,884
Apollo Commercial Real Estate Finance, Inc.	4,056	39,262
Arbor Realty Trust, Inc.	5,400	57,780
Ares Commercial Real Estate Corp.	1,600	7,632
ARMOUR Residential REIT, Inc.	2,515	42,277
Blackstone Mortgage Trust, Inc., Class A	4,900	94,325
BrightSpire Capital, Inc.	3,900	19,695
Chimera Investment Corp.	2,300	31,901
Dynex Capital, Inc.	3,269	39,947
Ellington Financial, Inc.	2,500	32,475
Franklin BSP Realty Trust, Inc.	2,312	24,715
Invesco Mortgage Capital, Inc.	1,612	12,638
KKR Real Estate Finance Trust, Inc.	1,800	15,786
Ladder Capital Corp.	3,476	37,367
Lument Finance Trust, Inc.	1,700	3,757
MFA Financial, Inc.	3,175	30,036
New York Mortgage Trust, Inc.	2,975	19,933
Nexpoint Real Estate Finance, Inc.	300	4,137
Orchid Island Capital, Inc.	2,640	18,506
PennyMac Mortgage Investment Trust	2,592	33,333
Ready Capital Corp.	4,654	20,338
Redwood Trust, Inc.	3,677	21,731
Rithm Property Trust, Inc.	1,500	4,050
Seven Hills Realty Trust	500	6,035
Sunrise Realty Trust, Inc.	200	2,120
TPG RE Finance Trust, Inc.	2,000	15,440
Two Harbors Investment Corp.	3,100	33,387
		685,068
Office Property — 0.7%
Brandywine Realty Trust	5,500	23,595
City Office REIT, Inc.	1,400	7,476
COPT Defense Properties	3,300	91,014
Douglas Emmett, Inc.	4,800	72,192
Easterly Government Properties, Inc.	1,080	23,976
Empire State Realty Trust, Inc., Class A	3,900	31,551
Franklin Street Properties Corp.	3,700	6,068
Hudson Pacific Properties, Inc.	9,500	26,030
JBG SMITH Properties	2,300	39,790
NET Lease Office Properties*	500	16,275
Paramount Group, Inc.	5,800	35,380
Peakstone Realty Trust	1,100	14,531
Piedmont Realty Trust, Inc.	3,400	24,786
SL Green Realty Corp.	2,100	129,990
		542,654
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	8,376
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	600	15,234
Tanger, Inc.	3,200	97,856
The Macerich Co.	7,400	119,732
		232,822
	Number of Shares	Value†

Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	$7,355
Essential Properties Realty Trust, Inc.	6,000	191,460
Four Corners Property Trust, Inc.	3,000	80,730
Getty Realty Corp.	1,469	40,603
Modiv Industrial, Inc.	300	4,224
		324,372
Strip Centers — 0.8%
Acadia Realty Trust	4,020	74,651
Alexander's, Inc.	69	15,547
CTO Realty Growth, Inc.	759	13,100
Curbline Properties Corp.	2,750	62,783
Kite Realty Group Trust	6,449	146,070
NETSTREIT Corp.	2,500	42,325
Phillips Edison & Co., Inc.	3,700	129,611
Saul Centers, Inc.	351	11,983
SITE Centers Corp.	1,525	17,248
Urban Edge Properties	3,700	69,042
Whitestone REIT	1,400	17,472
		599,832
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,777,853)		4,859,284

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
CinCor Pharma, Inc.*	800	2,448
OmniAb, Inc.*	191	132
OmniAb, Inc.*	191	113
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		4,823

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	57
Chord Energy Corp. Expiration Date 09/01/25*	102	66
Danimer Scientific, Inc. *	1,066	1
Pulse Biosciences, Inc. *	76	311
TOTAL WARRANTS (Cost $733)		435

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $143,757)	143,757	143,757
TOTAL INVESTMENTS — 100.1% (Cost $75,536,011)		$76,386,464
Other Assets & Liabilities — (0.1)%		(112,893)
TOTAL NET ASSETS — 100.0%		$76,273,571

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$53,131
Aerospace & Defense	1.9%	1,324,613
Agriculture	0.3%	244,799
Airlines	0.3%	207,387
Apparel	0.6%	397,012
Auto Manufacturers	0.2%	134,230
Auto Parts & Equipment	1.1%	783,598
Banks	10.1%	7,210,146
Beverages	0.1%	97,409
Biotechnology	7.2%	5,103,734
Building Materials	1.6%	1,141,822
Chemicals	1.8%	1,260,017
Coal	0.4%	317,141
Commercial Services	5.0%	3,595,810
Computers	2.3%	1,615,703
Cosmetics & Personal Care	0.4%	257,898
Distribution & Wholesale	0.7%	517,980
Diversified Financial Services	3.4%	2,431,646
Electric	1.9%	1,336,973
Electrical Components & Equipment	0.8%	584,632
Electronics	3.2%	2,260,986
Energy-Alternate Sources	0.4%	259,087
Engineering & Construction	2.6%	1,856,955
Entertainment	1.4%	975,252
Environmental Control	0.5%	373,982
Food	1.2%	856,942
Forest Products & Paper	0.1%	63,388
Gas	1.1%	819,925
Hand & Machine Tools	0.4%	255,731
Healthcare Products	3.6%	2,558,414
Healthcare Services	2.5%	1,805,388
Home Builders	1.7%	1,241,321
Home Furnishings	0.3%	196,253
Household Products & Wares	0.4%	256,248
Insurance	3.0%	2,134,627
Internet	2.1%	1,498,151
Investment Companies	1.2%	842,410
Iron & Steel	0.3%	190,389
Leisure Time	0.8%	545,281
Lodging	0.1%	91,265
Machinery — Construction & Mining	0.8%	554,964
Machinery — Diversified	2.0%	1,457,032
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Media	0.4%	$293,803
Metal Fabricate/Hardware	0.7%	483,991
Mining	1.2%	891,137
Miscellaneous Manufacturing	1.5%	1,077,203
Multi-National	0.0%	32,643
Office & Business Equipment	0.1%	81,122
Office Furnishings	0.2%	141,994
Oil & Gas	2.4%	1,714,391
Oil & Gas Services	1.3%	920,523
Packaging and Containers	0.3%	193,398
Pharmaceuticals	2.7%	1,934,355
Pipelines	0.4%	259,058
Private Equity	0.1%	35,782
Real Estate	0.7%	503,416
Real Estate Investment Trusts	0.0%	32,607
Retail	4.2%	3,031,347
Savings & Loans	1.2%	886,314
Semiconductors	2.2%	1,592,437
Software	6.1%	4,385,981
Telecommunications	2.4%	1,724,247
Textiles	0.1%	81,311
Toys, Games & Hobbies	0.0%	10,518
Transportation	1.2%	860,114
Trucking and Leasing	0.3%	218,204
Water	0.4%	282,597
	100.0%	$71,378,165
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$53,131	$53,131	$—	$—
Aerospace & Defense	1,324,613	1,324,613	—	—
Agriculture	244,799	244,799	—	—
Airlines	207,387	207,387	—	—
Apparel	397,012	397,012	—	—
Auto Manufacturers	134,230	134,230	—	—
Auto Parts & Equipment	783,598	783,598	—	—
Banks	7,210,146	7,210,146	—	—
Beverages	97,409	97,409	—	—
Biotechnology	5,103,734	5,101,922	1,812	—
Building Materials	1,141,822	1,141,822	—	—
Chemicals	1,260,017	1,260,017	—	—
Coal	317,141	317,141	—	—
Commercial Services	3,595,810	3,595,810	—	—
Computers	1,615,703	1,615,703	—	—
Cosmetics & Personal Care	257,898	257,898	—	—
Distribution & Wholesale	517,980	517,980	—	—
Diversified Financial Services	2,431,646	2,431,646	—	—
Electric	1,336,973	1,336,973	—	—

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Small Cap Index Fund
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Electrical Components & Equipment	$584,632	$584,632	$—	$—
Electronics	2,260,986	2,260,986	—	—
Energy-Alternate Sources	259,087	259,087	—	—
Engineering & Construction	1,856,955	1,856,955	—	—
Entertainment	975,252	975,252	—	—
Environmental Control	373,982	373,982	—	—
Food	856,942	856,942	—	—
Forest Products & Paper	63,388	63,388	—	—
Gas	819,925	819,925	—	—
Hand & Machine Tools	255,731	255,731	—	—
Healthcare Products	2,558,414	2,558,414	—	—
Healthcare Services	1,805,388	1,805,388	—	—
Home Builders	1,241,321	1,241,321	—	—
Home Furnishings	196,253	196,253	—	—
Household Products & Wares	256,248	256,248	—	—
Insurance	2,134,627	2,134,627	—	—
Internet	1,498,151	1,498,151	—	—
Investment Companies	842,410	842,410	—	—
Iron & Steel	190,389	190,389	—	—
Leisure Time	545,281	545,281	—	—
Lodging	91,265	91,265	—	—
Machinery — Construction & Mining	554,964	554,964	—	—
Machinery — Diversified	1,457,032	1,457,032	—	—
Media	293,803	293,803	—	—
Metal Fabricate/Hardware	483,991	483,991	—	—
Mining	891,137	891,137	—	—
Miscellaneous Manufacturing	1,077,203	1,077,203	—	—
Multi-National	32,643	32,643	—	—
Office & Business Equipment	81,122	81,122	—	—
Office Furnishings	141,994	141,994	—	—
Oil & Gas	1,714,391	1,714,391	—	—(1)
Oil & Gas Services	920,523	920,523	—	—
Packaging and Containers	193,398	193,398	—	—
Pharmaceuticals	1,934,355	1,934,319	36	—
Pipelines	259,058	259,058	—	—
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Private Equity	$35,782	$35,782	$—	$—
Real Estate	503,416	503,416	—	—
Real Estate Investment Trusts	32,607	32,607	—	—
Retail	3,031,347	3,031,347	—	—
Savings & Loans	886,314	886,314	—	—
Semiconductors	1,592,437	1,560,741	31,696	—
Software	4,385,981	4,385,981	—	—
Telecommunications	1,724,247	1,724,247	—	—
Textiles	81,311	81,311	—	—
Toys, Games & Hobbies	10,518	10,518	—	—
Transportation	860,114	860,114	—	—
Trucking and Leasing	218,204	218,204	—	—
Water	282,597	282,597	—	—
Total Common Stocks	71,378,165	71,344,621	33,544	—
Real Estate Investment Trusts	4,859,284	4,859,284	—	—
Rights	4,823	—	4,823	—
Warrants	435	124	311	—
Short-Term Investments	143,757	143,757	—	—
Total Investments	$76,386,464	$76,347,786	$38,678	$—
Other Financial Instruments(2)
Futures Contracts	$5,054	$5,054	$—	$—
Total Assets—Other Financial Instruments	$5,054	$5,054	$—	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at June 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	09/19/25	3	50	$2,192	$328,755	$5,054	$—
							$5,054	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 98.6%
Australia — 6.7%
ANZ Group Holdings Ltd.	12,918	$247,726
APA Group	5,466	29,389
Aristocrat Leisure Ltd.	2,479	106,212
ASX Ltd.	903	41,462
BHP Group Ltd.	22,274	535,859
BlueScope Steel Ltd.	2,047	31,193
Brambles Ltd.	6,164	95,196
CAR Group Ltd.	1,639	40,364
Cochlear Ltd.	282	55,773
Coles Group Ltd.	5,851	80,230
Commonwealth Bank of Australia	7,318	890,661
Computershare Ltd.	2,288	60,024
CSL Ltd.	2,109	333,139
Evolution Mining Ltd.	8,834	45,992
Fortescue Ltd.	7,213	72,507
Goodman Group	8,890	200,422
Insurance Australia Group Ltd.	10,138	60,271
Macquarie Group Ltd.	1,589	238,995
Medibank Pvt. Ltd.	11,857	39,376
National Australia Bank Ltd.	13,397	347,221
Northern Star Resources Ltd.	5,992	74,014
Origin Energy Ltd.	7,283	51,767
Pro Medicus Ltd.	255	47,719
Qantas Airways Ltd.	3,289	23,235
QBE Insurance Group Ltd.	6,600	101,634
REA Group Ltd.	225	35,631
Reece Ltd.	1,201	11,348
Rio Tinto Ltd.	1,634	115,671
Santos Ltd.	14,114	71,161
Scentre Group	22,263	52,290
SGH Ltd.	875	31,162
Sigma Healthcare Ltd.	20,372	40,098
Sonic Healthcare Ltd.	2,111	37,262
South32 Ltd.	15,452	29,527
South32 Ltd.	5,653	10,793
Stockland	11,251	39,762
Suncorp Group Ltd.	4,660	66,413
Telstra Group Ltd.	17,018	54,264
The Lottery Corp. Ltd.	9,935	34,852
Transurban Group	13,656	125,648
Vicinity Ltd.	15,773	25,749
Washington H. Soul Pattinson & Co., Ltd.	1,031	28,503
Wesfarmers Ltd.	5,025	280,432
Westpac Banking Corp.	14,962	333,451
WiseTech Global Ltd.	777	55,723
Woodside Energy Group Ltd.	8,360	129,136
Woolworths Group Ltd.	5,315	108,871
		5,568,128
Austria — 0.2%
Erste Group Bank AG	1,380	117,473
OMV AG	627	34,097
Verbund AG	306	23,509
		175,079
	Number of Shares	Value†

Belgium — 0.8%
Ageas S.A./N.V.	620	$41,942
Anheuser-Busch InBev S.A./N.V.	4,361	300,039
D'ieteren Group	83	17,874
Elia Group S.A.	217	25,062
Groupe Bruxelles Lambert N.V.	362	30,901
KBC Group N.V.	1,007	103,932
Lotus Bakeries N.V.	2	19,272
Sofina S.A.	66	21,829
Syensqo S.A.	306	23,704
UCB S.A.	568	111,758
		696,313
Chile — 0.1%
Antofagasta PLC	1,852	46,046
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	19,545
Denmark — 2.3%
A.P. Moller - Maersk A/S, Class A	12	22,140
A.P. Moller - Maersk A/S, Class B	19	35,334
Carlsberg A/S, Class B	414	58,657
Coloplast A/S, Class B	548	52,171
Danske Bank A/S	3,095	126,412
Demant A/S*	328	13,704
DSV A/S	903	216,588
Genmab A/S*	291	60,431
Novo Nordisk A/S, Class B	14,139	979,749
Novonesis Novozymes, Class B	1,545	110,926
Orsted A/S@,*	758	32,654
Pandora A/S	349	61,492
ROCKWOOL A/S, Class B	400	18,749
Tryg A/S	1,594	41,207
Vestas Wind Systems A/S	4,488	67,414
		1,897,628
Finland — 1.1%
Elisa OYJ	610	33,905
Fortum OYJ	1,907	35,760
Kesko OYJ, Class B	1,229	30,312
Kone OYJ, Class B	1,488	98,030
Metso OYJ	2,585	33,501
Neste OYJ	2,000	27,104
Nokia OYJ	23,452	121,684
Nordea Bank Abp	13,866	205,994
Orion OYJ, Class B	462	34,758
Sampo OYJ, Class A	10,845	116,719
Stora Enso OYJ, Class R	2,435	26,472
UPM-Kymmene OYJ	2,323	63,437
Wartsila OYJ Abp	2,189	51,736
		879,412
France — 10.7%
Accor S.A.	883	46,277
Aeroports de Paris S.A.	143	17,928
Air Liquide S.A.	2,538	523,339
Airbus S.E.	2,606	545,177
Alstom S.A.*	1,401	32,701

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
France — (continued)
Amundi S.A.@	290	$23,506
Arkema S.A.	274	20,233
AXA S.A.	7,750	380,564
BioMerieux	172	23,791
BNP Paribas S.A.	4,453	399,442
Bollore S.E.	3,186	20,025
Bouygues S.A.	887	40,114
Bureau Veritas S.A.	1,338	45,669
Capgemini S.E.	677	115,927
Carrefour S.A.	2,312	32,614
Cie de Saint-Gobain S.A.	1,987	233,423
Cie Generale des Etablissements Michelin SCA	2,946	109,574
Covivio SA	233	14,773
Credit Agricole S.A.	4,661	88,178
Danone S.A.	2,858	233,851
Dassault Aviation S.A.	89	31,468
Dassault Systemes S.E.	2,943	106,659
Edenred SE	1,032	32,055
Eiffage S.A.	293	41,170
Engie S.A.	8,065	189,550
EssilorLuxottica S.A.	1,302	357,378
Eurazeo S.E.	181	12,940
FDJ UNITED@	465	18,247
Gecina S.A.	205	22,567
Getlink S.E.	1,352	26,099
Hermes International SCA	139	376,810
Ipsen S.A.	156	18,582
Kering S.A.	339	73,853
Klepierre S.A.	914	36,139
Legrand S.A.	1,155	154,803
L'Oreal S.A.	1,054	451,485
LVMH Moet Hennessy Louis Vuitton S.E.	1,208	632,243
Orange S.A.	8,355	127,232
Pernod Ricard S.A.	884	88,180
Publicis Groupe S.A.	994	112,267
Renault S.A.	899	41,484
Rexel S.A.	1,004	30,966
Safran S.A.	1,579	514,950
Sanofi SA	4,845	469,063
Sartorius Stedim Biotech	129	30,865
Schneider Electric S.E.	2,401	644,632
Societe Generale S.A.	3,130	179,049
Sodexo S.A.	410	25,234
Teleperformance SE	259	25,156
Thales S.A.	416	122,834
TotalEnergies S.E.	8,923	545,398
Unibail-Rodamco-Westfield*	1,213	5,716
Unibail-Rodamco-Westfield	477	45,853
Veolia Environnement S.A.	2,778	99,180
Vinci S.A.	2,156	317,946
		8,955,159
Germany — 10.0%
adidas AG	748	174,606
Allianz S.E.	1,696	688,294
	Number of Shares	Value†

Germany — (continued)
BASF S.E.	3,948	$195,266
Bayer AG	4,292	129,306
Bayerische Motoren Werke AG	1,273	113,373
Beiersdorf AG	431	54,176
Brenntag S.E.	533	35,311
Commerzbank AG	3,920	123,531
Continental AG	505	44,075
Covestro AG*	777	55,282
CTS Eventim AG & Co., KGaA	278	34,569
Daimler Truck Holding AG	2,125	100,818
Delivery Hero S.E.@,*	873	23,695
Deutsche Bank AG	8,130	241,017
Deutsche Boerse AG	834	272,459
Deutsche Lufthansa AG	2,966	25,180
Deutsche Post AG	4,220	195,470
Deutsche Telekom AG	15,321	560,804
E.ON S.E.	9,908	182,561
Evonik Industries AG	1,156	23,881
Fresenius Medical Care AG	920	52,859
Fresenius S.E. & Co., KGaA	1,848	92,997
GEA Group AG	609	42,691
Hannover Rueck S.E.	264	83,190
Heidelberg Materials AG	582	137,059
Henkel AG & Co., KGaA	470	34,087
Infineon Technologies AG	5,730	244,511
Knorr-Bremse AG	307	29,778
LEG Immobilien S.E.	303	26,970
Mercedes-Benz Group AG	3,170	184,685
Merck KGaA	577	74,813
MTU Aero Engines AG	236	104,844
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	585	379,861
Nemetschek S.E.	240	34,798
Rational AG	23	19,327
Rheinmetall AG	197	417,187
RWE AG	2,833	118,386
SAP S.E.	4,586	1,402,305
Scout24 S.E.@	329	45,418
Siemens AG	3,323	853,540
Siemens Energy AG*	2,998	350,409
Siemens Healthineers AG@	1,493	82,883
Symrise AG	577	60,507
Talanx AG	287	37,207
Vonovia S.E.	3,459	122,623
Zalando S.E.@,*	991	32,700
		8,339,309
Hong Kong — 2.1%
AIA Group Ltd.	47,000	425,747
BOC Hong Kong Holdings Ltd.	16,000	69,652
CK Asset Holdings Ltd.	9,034	39,920
CK Hutchison Holdings Ltd.	11,628	71,602
CK Infrastructure Holdings Ltd.	2,500	16,556
CLP Holdings Ltd.	7,500	63,343
Futu Holdings Ltd., ADR	300	37,077
Galaxy Entertainment Group Ltd.	10,000	44,576
Hang Seng Bank Ltd.	3,200	48,020

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
Henderson Land Development Co., Ltd.	5,891	$20,689
HKT Trust & HKT Ltd.	16,240	24,280
Hong Kong & China Gas Co., Ltd.	50,112	42,134
Hong Kong Exchanges & Clearing Ltd.	5,284	284,208
Hongkong Land Holdings Ltd.	4,800	27,696
Jardine Matheson Holdings Ltd.	700	33,644
Link REIT	11,762	63,003
MTR Corp. Ltd.	6,396	22,999
Power Assets Holdings Ltd.	6,000	38,577
Prudential PLC	11,669	146,052
Sino Land Co., Ltd.	17,633	18,782
SITC International Holdings Co., Ltd.	6,000	19,223
Sun Hung Kai Properties Ltd.	6,161	70,993
Swire Pacific Ltd., Class A	1,500	12,858
Techtronic Industries Co., Ltd.	6,000	66,204
The Wharf Holdings Ltd.	4,000	12,178
WH Group Ltd.@	36,872	35,537
Wharf Real Estate Investment Co., Ltd.	7,000	19,870
		1,775,420
Ireland — 0.9%
AerCap Holdings N.V.	800	93,600
AIB Group PLC	9,304	76,785
Bank of Ireland Group PLC	4,429	63,114
DCC PLC	418	27,128
Experian PLC	4,039	208,276
James Hardie Industries PLC*	1,964	52,740
Kerry Group PLC, Class A	728	80,434
Kingspan Group PLC	670	57,090
Ryanair Holdings PLC	3,751	106,400
		765,567
Israel — 1.0%
Azrieli Group Ltd.	175	16,116
Bank Hapoalim BM	5,499	105,625
Bank Leumi Le-Israel BM	6,726	125,141
Check Point Software Technologies Ltd.*	372	82,305
CyberArk Software Ltd.*	200	81,376
Elbit Systems Ltd.	117	52,116
ICL Group Ltd.	3,227	22,154
Israel Discount Bank Ltd., Class A	5,639	56,247
Mizrahi Tefahot Bank Ltd.	681	44,423
Monday.com Ltd.*	200	62,896
Nice Ltd.*	267	45,260
Teva Pharmaceutical Industries Ltd.*	4,764	80,150
Wix.com Ltd.*	219	34,703
		808,512
Italy — 2.9%
Banca Mediolanum SpA	987	17,009
Banco BPM SpA	5,014	58,526
BPER Banca SpA	4,393	39,872
Davide Campari-Milano N.V.	2,775	18,682
DiaSorin SpA	89	9,526
Enel SpA	35,431	336,265
Eni SpA	9,623	155,451
	Number of Shares	Value†

Italy — (continued)
Ferrari N.V.	558	$273,370
FinecoBank Banca Fineco SpA	2,745	60,894
Generali	3,808	135,456
Infrastrutture Wireless Italiane SpA@	1,061	12,974
Intesa Sanpaolo SpA	66,190	381,282
Leonardo SpA	1,773	100,045
Mediobanca Banca di Credito Finanziario SpA	2,099	48,846
Moncler SpA	988	56,357
Nexi SpA@	2,092	12,494
Poste Italiane SpA@	2,082	44,734
Prysmian SpA	1,250	88,499
Recordati Industria Chimica e Farmaceutica SpA	515	32,370
Snam SpA	8,477	51,317
Telecom Italia SpA*	39,057	19,299
Terna - Rete Elettrica Nazionale	5,972	61,398
UniCredit SpA	6,113	410,081
Unipol Assicurazioni SpA	1,704	33,747
		2,458,494
Japan — 21.4%
Advantest Corp.	3,400	252,046
Aeon Co., Ltd.	2,900	88,893
AGC, Inc.	900	26,402
Aisin Corp.	2,100	26,864
Ajinomoto Co., Inc.	4,000	108,493
ANA Holdings, Inc.	800	15,664
Asahi Group Holdings Ltd.	6,400	85,550
Asahi Kasei Corp.	5,100	36,306
Asics Corp.	2,900	73,951
Astellas Pharma, Inc.	8,100	79,307
Bandai Namco Holdings, Inc.	2,600	93,182
Bridgestone Corp.	2,500	102,230
Canon, Inc.	4,100	118,915
Capcom Co., Ltd.	1,600	54,642
Central Japan Railway Co.	3,400	76,006
Chubu Electric Power Co., Inc.	3,000	37,123
Chugai Pharmaceutical Co., Ltd.	3,000	156,653
Concordia Financial Group Ltd.	4,500	29,204
Dai Nippon Printing Co., Ltd.	1,800	27,324
Daifuku Co., Ltd.	1,500	38,589
Dai-ichi Life Holdings, Inc.	15,300	116,320
Daiichi Sankyo Co., Ltd.	7,600	176,078
Daikin Industries Ltd.	1,100	129,122
Daito Trust Construction Co., Ltd.	200	21,784
Daiwa House Industry Co., Ltd.	2,500	85,907
Daiwa Securities Group, Inc.	6,200	44,033
Denso Corp.	8,300	112,011
Dentsu Group, Inc.	900	19,942
Disco Corp.	400	118,497
East Japan Railway Co.	4,000	86,044
Eisai Co., Ltd.	1,200	34,465
ENEOS Holdings, Inc.	12,490	61,911
FANUC Corp.	4,200	114,019
Fast Retailing Co., Ltd.	800	274,291
Fuji Electric Co., Ltd.	600	27,631

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
FUJIFILM Holdings Corp.	4,800	$103,947
Fujikura Ltd.	1,100	57,866
Fujitsu Ltd.	7,700	186,797
Hankyu Hanshin Holdings, Inc.	1,000	27,184
Hikari Tsushin, Inc.	100	29,527
Hitachi Ltd.	20,000	581,287
Honda Motor Co., Ltd.	18,600	179,357
Hoshizaki Corp.	500	17,229
Hoya Corp.	1,500	178,143
Hulic Co., Ltd.	1,700	17,148
Idemitsu Kosan Co., Ltd.	3,280	19,891
IHI Corp.	600	64,898
Inpex Corp.	4,000	56,149
Isuzu Motors Ltd.	2,500	31,670
ITOCHU Corp.	5,200	272,298
Japan Airlines Co., Ltd.	500	10,198
Japan Exchange Group, Inc.	4,600	46,598
Japan Post Bank Co., Ltd.	7,900	85,166
Japan Post Holdings Co., Ltd.	7,700	71,319
Japan Post Insurance Co., Ltd.	800	18,112
Japan Tobacco, Inc.	5,300	156,135
JFE Holdings, Inc.	2,700	31,408
Kajima Corp.	1,800	46,947
Kao Corp.	2,000	89,611
Kawasaki Kisen Kaisha Ltd.	1,400	19,827
KDDI Corp.	13,600	233,520
Keyence Corp.	851	340,254
Kikkoman Corp.	3,000	27,828
Kirin Holdings Co., Ltd.	3,600	50,449
Kobe Bussan Co., Ltd.	600	18,633
Komatsu Ltd.	3,900	128,675
Konami Group Corp.	400	63,241
Kubota Corp.	4,300	48,491
Kyocera Corp.	5,700	68,459
Kyowa Kirin Co., Ltd.	1,000	17,117
Lasertec Corp.	300	40,218
LY Corp.	12,300	45,296
M3, Inc.	1,900	26,100
Makita Corp.	1,000	30,798
Marubeni Corp.	6,200	124,981
MatsukiyoCocokara & Co.	1,400	28,799
MEIJI Holdings Co., Ltd.	1,000	22,114
MINEBEA MITSUMI, Inc.	1,600	23,398
Mitsubishi Chemical Group Corp.	5,600	29,434
Mitsubishi Corp.	14,900	297,730
Mitsubishi Electric Corp.	8,300	178,524
Mitsubishi Estate Co., Ltd.	4,600	86,237
Mitsubishi HC Capital, Inc.	3,900	28,715
Mitsubishi Heavy Industries Ltd.	14,000	350,341
Mitsubishi UFJ Financial Group, Inc.	50,300	685,770
Mitsui & Co., Ltd.	10,800	220,104
Mitsui Fudosan Co., Ltd.	11,600	112,301
Mitsui OSK Lines Ltd.	1,500	50,100
Mizuho Financial Group, Inc.	10,408	288,925
MonotaRO Co., Ltd.	1,100	21,654
MS&AD Insurance Group Holdings, Inc.	5,770	128,992
	Number of Shares	Value†

Japan — (continued)
Murata Manufacturing Co., Ltd.	7,500	$110,855
NEC Corp.	5,300	154,628
Nexon Co., Ltd.	1,300	26,184
NIDEC Corp.	3,600	69,959
Nintendo Co., Ltd.	4,831	463,920
Nippon Building Fund, Inc.	34	31,395
Nippon Paint Holdings Co., Ltd.	4,200	33,778
Nippon Sanso Holdings Corp.	800	30,273
Nippon Steel Corp.	4,317	81,643
Nippon Yusen K.K.	2,000	71,950
Nissan Motor Co., Ltd.*	10,800	26,131
Nissin Foods Holdings Co., Ltd.	900	18,698
Nitori Holdings Co., Ltd.	300	28,875
Nitto Denko Corp.	3,200	61,797
Nomura Holdings, Inc.	13,400	88,302
Nomura Research Institute Ltd.	1,630	65,196
NTT, Inc.	131,600	140,695
Obayashi Corp.	2,800	42,425
Obic Co., Ltd.	1,366	53,117
Olympus Corp.	5,000	59,392
Omron Corp.	800	21,565
Ono Pharmaceutical Co., Ltd.	1,600	17,340
Oracle Corp. Japan	100	11,919
Oriental Land Co., Ltd.	4,700	108,249
ORIX Corp.	5,200	117,347
Osaka Gas Co., Ltd.	1,700	43,605
Otsuka Corp.	1,000	20,371
Otsuka Holdings Co., Ltd.	1,900	94,201
Pan Pacific International Holdings Corp.	1,600	55,032
Panasonic Holdings Corp.	10,100	108,063
Rakuten Group, Inc.*	7,000	38,571
Recruit Holdings Co., Ltd.	6,200	364,601
Renesas Electronics Corp.	7,400	91,549
Resona Holdings, Inc.	9,300	85,893
Ricoh Co., Ltd.	2,300	21,706
Sanrio Co., Ltd.	800	38,684
SBI Holdings, Inc.	1,210	42,163
SCREEN Holdings Co., Ltd.	300	24,393
SCSK Corp.	700	21,089
Secom Co., Ltd.	1,800	64,665
Sekisui Chemical Co., Ltd.	1,600	28,977
Sekisui House Ltd.	2,600	57,224
Seven & i Holdings Co., Ltd.	9,600	154,515
SG Holdings Co., Ltd.	1,200	13,366
Shimadzu Corp.	1,000	24,723
Shimano, Inc.	300	43,494
Shin-Etsu Chemical Co., Ltd.	7,900	260,874
Shionogi & Co., Ltd.	3,300	59,408
Shiseido Co., Ltd.	1,900	33,935
SMC Corp.	248	88,874
SoftBank Corp.	126,500	195,942
SoftBank Group Corp.	4,200	305,365
Sompo Holdings, Inc.	3,875	116,772
Sony Group Corp.	26,900	699,409
Subaru Corp.	2,600	45,075
Sumitomo Corp.	4,800	123,872

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sumitomo Electric Industries Ltd.	3,100	$66,475
Sumitomo Metal Mining Co., Ltd.	1,100	27,109
Sumitomo Mitsui Financial Group, Inc.	16,100	405,413
Sumitomo Mitsui Trust Group, Inc.	2,786	74,100
Sumitomo Realty & Development Co., Ltd.	1,300	50,205
Suntory Beverage & Food Ltd.	600	19,188
Suzuki Motor Corp.	7,000	84,394
Sysmex Corp.	2,300	40,037
T&D Holdings, Inc.	2,100	46,095
Taisei Corp.	700	40,768
Takeda Pharmaceutical Co., Ltd.	6,995	215,957
TDK Corp.	8,500	99,217
Terumo Corp.	6,000	110,111
The Chiba Bank Ltd.	2,500	23,104
The Kansai Electric Power Co., Inc.	4,100	48,625
TIS, Inc.	900	30,159
Toho Co., Ltd.	500	29,498
Tokio Marine Holdings, Inc.	8,100	343,287
Tokyo Electron Ltd.	2,000	383,019
Tokyo Gas Co., Ltd.	1,500	49,893
Tokyo Metro Co., Ltd.	1,500	17,455
Tokyu Corp.	2,300	27,361
TOPPAN Holdings, Inc.	1,000	27,167
Toray Industries, Inc.	6,300	43,125
Toyota Industries Corp.	700	79,004
Toyota Motor Corp.	41,640	717,165
Toyota Tsusho Corp.	2,700	61,158
Trend Micro, Inc.	500	34,583
Unicharm Corp.	5,100	36,826
West Japan Railway Co.	2,000	45,722
Yakult Honsha Co., Ltd.	1,100	20,716
Yamaha Motor Co., Ltd.	4,100	30,681
Yokogawa Electric Corp.	1,100	29,385
Zensho Holdings Co., Ltd.	400	24,211
ZOZO, Inc.	1,800	19,448
		17,868,014
Luxembourg — 0.2%
ArcelorMittal S.A.	2,020	64,144
CVC Capital Partners PLC@	917	18,855
Eurofins Scientific S.E.	492	35,062
Tenaris S.A.	1,817	34,059
		152,120
Macao — 0.0%
Sands China Ltd.*	11,200	23,407
Netherlands — 4.9%
ABN AMRO Bank N.V.@	1,924	52,537
Adyen N.V.@,*	111	203,856
Aegon Ltd.	5,731	41,531
Akzo Nobel N.V.	717	50,307
Argenx S.E.*	267	147,807
ASM International N.V.	206	132,144
ASML Holding N.V.	1,730	1,386,313
ASR Nederland N.V.	623	41,396
	Number of Shares	Value†

Netherlands — (continued)
BE Semiconductor Industries N.V.	365	$54,587
Euronext N.V.@	347	59,456
EXOR N.V.	372	37,552
Ferrovial S.E.	2,253	120,181
Heineken Holding N.V.	604	45,070
Heineken N.V.	1,253	109,315
IMCD N.V.	268	36,045
ING Groep N.V.	13,697	300,207
JDE Peet's N.V.	692	19,767
Koninklijke Ahold Delhaize N.V.	3,992	166,732
Koninklijke KPN N.V.	16,626	81,105
Koninklijke Philips N.V.	3,727	89,494
NN Group N.V.	1,172	77,984
Prosus N.V.*	5,773	323,903
QIAGEN N.V.	1,009	48,613
Randstad N.V.	473	21,862
Stellantis N.V.	4,149	41,659
Stellantis N.V.	4,980	49,880
Universal Music Group N.V.	4,854	157,466
Wolters Kluwer N.V.	1,054	176,269
		4,073,038
New Zealand — 0.3%
Auckland International Airport Ltd.	6,878	32,472
Contact Energy Ltd.	3,181	17,457
Fisher & Paykel Healthcare Corp. Ltd.	2,472	54,297
Infratil Ltd.	4,067	26,243
Meridian Energy Ltd.	6,517	23,437
Xero Ltd.*	632	74,784
		228,690
Norway — 0.6%
Aker BP ASA	1,469	37,540
DNB Bank ASA	4,010	110,895
Equinor ASA	3,678	92,884
Gjensidige Forsikring ASA	851	21,573
Kongsberg Gruppen ASA	2,000	77,554
Mowi ASA	2,135	41,234
Norsk Hydro ASA	6,136	35,137
Orkla ASA	3,112	33,894
Salmar ASA	343	14,864
Telenor ASA	2,569	40,005
Yara International ASA	710	26,201
		531,781
Poland — 0.0%
InPost S.A.*	851	14,162
Portugal — 0.2%
EDP S.A.	13,321	57,870
Galp Energia SGPS S.A.	1,785	32,676
Jeronimo Martins SGPS S.A.	1,244	31,496
		122,042
Singapore — 1.7%
CapitaLand Ascendas REIT	17,290	36,484
CapitaLand Integrated Commercial Trust	26,406	45,091

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
CapitaLand Investment Ltd.	10,407	$21,695
DBS Group Holdings Ltd.	9,232	325,909
Genting Singapore Ltd.	26,600	14,961
Grab Holdings Ltd., Class A*	9,900	49,797
Keppel Ltd.	6,500	37,957
Oversea-Chinese Banking Corp. Ltd.	14,791	189,670
Sea Ltd., ADR*	1,700	271,898
Sembcorp Industries Ltd.	3,700	19,932
Singapore Airlines Ltd.	6,900	37,845
Singapore Exchange Ltd.	3,700	43,324
Singapore Technologies Engineering Ltd.	6,700	41,082
Singapore Telecommunications Ltd.	32,500	97,981
United Overseas Bank Ltd.	5,537	156,718
Wilmar International Ltd.	8,000	18,058
		1,408,402
South Africa — 0.0%
Valterra Platinum Ltd.*	1	37
Spain — 3.2%
Acciona S.A.	104	18,758
ACS Actividades de Construccion y Servicios S.A.	761	52,895
Aena SME S.A.@	3,280	87,556
Amadeus IT Group S.A.	1,988	167,952
Banco Bilbao Vizcaya Argentaria S.A.	25,212	388,221
Banco de Sabadell S.A.	22,979	73,155
Banco Santander S.A.	66,479	550,504
Bankinter S.A.	2,974	38,824
CaixaBank S.A.	17,114	148,290
Cellnex Telecom S.A.@	2,182	84,963
EDP Renovaveis S.A.	1,399	15,659
Endesa S.A.	1,359	43,046
Grifols S.A.*	1,529	18,657
Iberdrola S.A.	25,535	491,243
Industria de Diseno Textil S.A.	4,832	252,070
Redeia Corp. S.A.	1,818	38,901
Repsol S.A.	4,919	71,947
Telefonica S.A.	16,261	85,583
		2,628,224
Sweden — 3.6%
AddTech AB, Class B	1,083	36,921
Alfa Laval AB	1,254	52,817
Assa Abloy AB, Class B	4,418	138,123
Atlas Copco AB, Class A	11,879	192,036
Atlas Copco AB, Class B	6,710	95,501
Beijer Ref AB	1,581	24,950
Boliden AB*	1,270	39,687
Epiroc AB, Class A	2,862	62,277
Epiroc AB, Class B	1,799	34,492
EQT AB	1,610	54,009
Essity AB, Class B	2,667	73,846
Evolution AB@	623	49,481
Fastighets AB Balder, Class B*	2,900	21,617
H & M Hennes & Mauritz AB, Class B	2,667	37,562
	Number of Shares	Value†

Sweden — (continued)
Hexagon AB, Class B	8,911	$89,819
Holmen AB, Class B	347	13,745
Industrivarden AB, Class A	513	18,649
Industrivarden AB, Class C	681	24,660
Indutrade AB	1,163	31,756
Investment AB Latour, Class B	649	17,118
Investor AB, Class B	7,665	227,140
L E Lundbergforetagen AB, Class B	336	16,772
Lifco AB, Class B	1,067	43,242
Nibe Industrier AB, Class B	6,781	28,953
Saab AB, Class B	1,365	76,322
Sagax AB, Class B	919	21,058
Sandvik AB	4,587	105,328
Securitas AB, Class B	2,142	32,071
Skandinaviska Enskilda Banken AB, Class A	6,927	120,741
Skanska AB, Class B	1,493	34,779
SKF AB, Class B	1,500	34,456
Spotify Technology S.A.*	680	521,791
Svenska Cellulosa AB SCA, Class B	2,833	36,837
Svenska Handelsbanken AB, Class A	6,368	85,250
Swedbank AB, Class A	3,718	98,476
Swedish Orphan Biovitrum AB*	878	26,722
Tele2 AB, Class B	2,325	33,939
Telefonaktiebolaget LM Ericsson, Class B	12,188	104,150
Telia Co., AB	10,628	38,227
Trelleborg AB, Class B	941	35,053
Volvo AB, Class A	470	13,248
Volvo AB, Class B	6,560	184,583
		3,028,204
Switzerland — 9.8%
ABB Ltd.	6,920	414,708
Alcon AG	2,212	196,167
Avolta AG*	393	21,407
Baloise Holding AG	177	41,746
Banque Cantonale Vaudoise	130	14,993
Barry Callebaut AG	18	19,675
BKW AG	82	17,978
Chocoladefabriken Lindt & Spruengli AG	1	166,726
Cie Financiere Richemont S.A., Class A	2,357	446,022
Coca-Cola HBC AG*	917	47,906
DSM-Firmenich AG	831	88,406
EMS-Chemie Holding AG	29	21,924
Galderma Group AG	472	68,608
Geberit AG	150	118,132
Givaudan S.A.	41	198,831
Glencore PLC*	44,419	173,085
Helvetia Holding AG	168	39,442
Holcim AG*	2,309	171,464
Julius Baer Group Ltd.	896	60,780
Kuehne + Nagel International AG	225	48,722
Logitech International S.A.	660	59,852
Lonza Group AG	320	228,852
Nestle S.A.	11,504	1,143,801

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Novartis AG	8,316	$1,009,372
Partners Group Holding AG	100	130,833
Roche Holding AG	3,073	1,003,088
Roche Holding AG	147	51,087
Sandoz Group AG	1,827	100,126
Schindler Holding AG	105	38,145
Schindler Holding AG, Participation Certificates	173	64,420
SGS S.A.	654	66,404
SIG Group AG*	1,356	25,082
Sika AG	663	180,392
Sonova Holding AG	221	65,908
STMicroelectronics N.V.	2,909	89,196
Straumann Holding AG	485	63,482
Swiss Life Holding AG	126	127,558
Swiss Prime Site AG	343	51,493
Swiss Re AG	1,336	231,111
Swisscom AG	113	80,240
Temenos AG	233	16,738
The Swatch Group AG	128	20,897
UBS Group AG	14,420	489,584
VAT Group AG@	114	48,305
Zurich Insurance Group AG	642	449,222
		8,211,910
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.8%
3i Group PLC	4,307	243,743
Admiral Group PLC	1,200	53,888
Anglo American PLC	4,861	143,292
Ashtead Group PLC	1,916	122,866
Associated British Foods PLC	1,401	39,584
AstraZeneca PLC	6,783	943,985
Auto Trader Group PLC@	3,774	42,747
Aviva PLC	11,512	97,872
BAE Systems PLC	13,127	340,684
Barclays PLC	62,482	288,715
Barratt Redrow PLC	5,811	36,388
BP PLC	70,092	349,219
British American Tobacco PLC	8,676	412,512
BT Group PLC	26,357	70,181
Bunzl PLC	1,435	45,728
Centrica PLC	22,139	49,121
Coca-Cola Europacific Partners PLC	934	86,064
Compass Group PLC	7,521	254,751
Croda International PLC	617	24,771
Diageo PLC	9,862	248,681
Entain PLC	2,847	35,262
GSK PLC	18,017	343,521
Haleon PLC	39,168	201,309
Halma PLC	1,647	72,392
Hikma Pharmaceuticals PLC	665	18,147
HSBC Holdings PLC	77,293	934,951
Imperial Brands PLC	3,494	138,049
Informa PLC	6,041	66,881
	Number of Shares	Value†

United Kingdom — (continued)
InterContinental Hotels Group PLC	639	$73,060
International Consolidated Airlines Group S.A.	5,483	25,832
Intertek Group PLC	668	43,513
J. Sainsbury PLC	8,379	33,347
JD Sports Fashion PLC	12,768	15,570
Kingfisher PLC	8,065	32,208
Land Securities Group PLC	2,863	24,868
Legal & General Group PLC	25,239	88,310
Lloyds Banking Group PLC	262,791	276,330
London Stock Exchange Group PLC	2,085	304,925
M&G PLC	9,590	33,898
Marks & Spencer Group PLC	9,274	45,137
Melrose Industries PLC	5,485	39,948
Mondi PLC	2,044	33,400
National Grid PLC	21,323	312,993
NatWest Group PLC	35,640	250,298
Next PLC	521	88,984
Pearson PLC	2,792	41,129
Phoenix Group Holdings PLC	2,925	26,463
Reckitt Benckiser Group PLC	2,960	201,656
RELX PLC	4,901	265,623
RELX PLC	3,236	174,869
Rentokil Initial PLC	10,917	52,672
Rio Tinto PLC	4,911	285,840
Rolls-Royce Holdings PLC	37,153	492,376
Schroders PLC	2,774	13,795
Segro PLC	5,560	52,048
Severn Trent PLC	1,138	42,757
Shell PLC	26,183	913,513
Smith & Nephew PLC	3,655	55,974
Smiths Group PLC	1,404	43,306
Spirax Group PLC	347	28,375
SSE PLC	4,846	122,023
Standard Chartered PLC	8,801	145,644
Tesco PLC	29,698	163,741
The Sage Group PLC	4,372	75,080
Unilever PLC	5,113	312,027
Unilever PLC	5,819	355,176
United Utilities Group PLC	3,136	49,244
Vodafone Group PLC	85,473	91,495
Whitbread PLC	715	27,746
Wise PLC, Class A*	2,843	40,613
WPP PLC	4,993	35,156
		11,536,266
United States — 0.1%
Amrize Ltd.*	2,309	115,181
TOTAL COMMON STOCKS (Cost $48,872,565)		82,326,090

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	270	22,422
Dr. Ing. h.c. F. Porsche AG@	537	26,540
Henkel AG & Co., KGaA	735	57,759

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
Porsche Automobil Holding S.E.	711	$28,226
Sartorius AG	123	31,328
Volkswagen AG	925	97,785
TOTAL PREFERRED STOCKS (Cost $338,293)		264,060

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $795,516)	795,516	795,516
TOTAL INVESTMENTS — 99.8% (Cost $50,006,374)		$83,385,666
Other Assets & Liabilities — 0.2%		126,593
TOTAL NET ASSETS — 100.0%		$83,512,259

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,039,138, which represents 1.2% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 6/30/2025††
Japan	21%
United Kingdom	14
France	11
Germany	10
Switzerland	10
Australia	7
Netherlands	5
Other	22
Total	100%
††	% of total investments as of June 30, 2025.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$167,365
Aerospace & Defense	3.6%	2,943,931
Agriculture	0.9%	724,754
Airlines	0.3%	244,354
Apparel	1.6%	1,331,463
Auto Manufacturers	2.5%	2,086,892
Auto Parts & Equipment	0.7%	540,233
Banks	14.6%	12,026,110
Beverages	1.4%	1,177,548
Biotechnology	0.7%	568,099
Building Materials	1.6%	1,305,544
Chemicals	2.4%	1,976,630
Commercial Services	2.7%	2,203,713
Computers	1.1%	865,814
Cosmetics & Personal Care	2.0%	1,608,391
Distribution & Wholesale	1.6%	1,298,839
Diversified Financial Services	1.9%	1,601,750
Electric	2.9%	2,405,119
Electrical Components & Equipment	1.2%	945,800
Electronics	1.5%	1,253,755
Energy-Alternate Sources	0.1%	67,414
Engineering & Construction	1.3%	1,046,389
Entertainment	0.7%	588,797
Food	3.6%	2,941,658
Food Service	0.3%	279,985
Forest Products & Paper	0.1%	110,582
Gas	0.2%	186,177
Hand & Machine Tools	0.3%	227,198
Healthcare Products	1.9%	1,532,964
Healthcare Services	0.6%	470,823
Holding Companies	0.0%	33,644
Home Builders	0.3%	208,496
Home Furnishings	1.0%	844,028
Household Products & Wares	0.3%	235,743
Insurance	6.1%	4,990,571
Internet	1.9%	1,539,968
Investment Companies	0.5%	449,367
Iron & Steel	0.3%	280,895
Leisure Time	0.3%	242,127
Lodging	0.3%	215,066
Machinery — Construction & Mining	2.2%	1,824,834
Machinery — Diversified	1.5%	1,274,930
Media	0.2%	128,035
Metal Fabricate/Hardware	0.1%	116,820
Mining	1.9%	1,562,089
Miscellaneous Manufacturing	1.3%	1,078,951
Office & Business Equipment	0.2%	140,621
Oil & Gas	3.2%	2,625,205
Packaging and Containers	0.1%	51,554
Pharmaceuticals	7.7%	6,377,764
Pipelines	0.0%	29,389
Private Equity	0.6%	482,075
Real Estate	1.0%	806,169
Real Estate Investment Trusts	0.8%	696,160
Retail	2.3%	1,929,336
Semiconductors	3.4%	2,792,080
Shipbuilding	0.1%	97,099

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Software	2.6%	$2,108,107
Telecommunications	3.1%	2,569,423
Toys, Games & Hobbies	0.7%	595,786
Transportation	1.3%	1,080,486
Water	0.2%	191,181
	100.0%	$82,326,090
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Australia	$5,568,128	$—	$5,568,128	$—
Austria	175,079	—	175,079	—
Belgium	696,313	—	696,313	—
Chile	46,046	—	46,046	—
China	19,545	—	19,545	—
Denmark	1,897,628	—	1,897,628	—
Finland	879,412	—	879,412	—
France	8,955,159	—	8,955,159	—
Germany	8,339,309	55,282	8,284,027	—
Hong Kong	1,775,420	96,174	1,679,246	—
Ireland	765,567	93,600	671,967	—
Israel	808,512	261,280	547,232	—
Italy	2,458,494	—	2,458,494	—
Japan	17,868,014	—	17,868,014	—
Luxembourg	152,120	—	152,120	—
Macao	23,407	—	23,407	—
Netherlands	4,073,038	—	4,073,038	—
New Zealand	228,690	55,909	172,781	—
Norway	531,781	92,418	439,363	—
Poland	14,162	—	14,162	—
Portugal	122,042	—	122,042	—
Singapore	1,408,402	321,695	1,086,707	—
South Africa	37	37	—	—
Spain	2,628,224	43,046	2,585,178	—
Sweden	3,028,204	521,791	2,506,413	—
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Switzerland	$8,211,910	$—	$8,211,910	$—
United Arab Emirates	—	—	—(1)	—
United Kingdom	11,536,266	—	11,536,266	—
United States	115,181	115,181	—	—
Total Common Stocks	$82,326,090	$1,656,413	$80,669,677	$—
Preferred Stocks
Germany	264,060	—	264,060	—
Total Preferred Stocks	$264,060	$—	$264,060	$—
Short-Term Investments	795,516	795,516	—	—
Total Investments	$83,385,666	$2,451,929	$80,933,737	$—
Other Financial Instruments(2)
Futures Contracts	$25,394	$25,394	$—	$—
Total Assets—Other Financial Instruments	$25,394	$25,394	$—	$—
LIABILITIES TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$(10,494)	$—	$(10,494)	$—
Total Liabilities—Other Financial Instruments	$(10,494)	$—	$(10,494)	$—
(1)	Value is less than $1.
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Hong Kong & Shanghai Bank	09/17/25	(195,000)	0.78568	$(243,004)	$(248,193)	$—	$(5,190)
Sell	Euro	RBC Capital Markets Corp.	09/17/25	(250,000)	0.84453	(290,719)	(296,024)	—	(5,304)
	Total							$—	$(10,494)

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Developed International Index Fund
Futures contracts held by the Fund at June 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	09/19/25	12	50	$2,682	$1,609,020	$25,394	$—
							$25,394	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Canada — 3.9%
Constellation Software, Inc.	891	$3,267,076
Intact Financial Corp.	26,815	6,235,337
		9,502,413
China — 3.7%
Tencent Holdings Ltd.	138,728	8,939,024
France — 4.9%
Air Liquide S.A.	22,529	4,645,505
Hermes International SCA	772	2,092,788
L'Oreal S.A.	8,005	3,428,970
Schneider Electric S.E.	6,085	1,633,731
		11,800,994
Germany — 12.7%
CTS Eventim AG & Co., KGaA	48,999	6,093,059
Deutsche Boerse AG	22,597	7,382,204
Rheinmetall AG	4,496	9,521,173
SAP S.E.	25,761	7,877,185
		30,873,621
India — 1.5%
ICICI Bank Ltd.	210,437	3,556,331
Ireland — 2.0%
Experian PLC	94,355	4,865,534
Italy — 4.2%
Ferrari N.V.	11,191	5,482,593
Terna - Rete Elettrica Nazionale	468,874	4,820,478
		10,303,071
Japan — 12.2%
Asahi Group Holdings Ltd.	149,717	2,001,288
Capcom Co., Ltd.	286,175	9,773,304
Keyence Corp.	1,529	611,337
MonotaRO Co., Ltd.	161,223	3,173,813
Nomura Research Institute Ltd.	175,700	7,027,546
Obic Co., Ltd.	184,810	7,186,350
		29,773,638
Netherlands — 6.2%
Universal Music Group N.V.	261,120	8,470,880
Wolters Kluwer N.V.	38,803	6,489,340
		14,960,220
Sweden — 8.9%
Atlas Copco AB, Class A	44,799	724,221
Beijer Ref AB	144,144	2,274,739
Epiroc AB, Class A	167,656	3,648,170
Lifco AB, Class B	138,354	5,607,047
Svenska Handelsbanken AB, Class A	701,139	9,386,349
		21,640,526
Switzerland — 10.4%
Alcon AG	9,197	815,617
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	478	8,056,022
Galderma Group AG	62,934	9,147,816
	Number of Shares	Value†

Switzerland — (continued)
Schindler Holding AG, Participation Certificates	19,639	$7,312,978
		25,332,433
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,307	6,864,232
United Kingdom — 15.6%
Aon PLC, Class A	2,763	985,728
Coca-Cola Europacific Partners PLC	77,384	7,175,044
Games Workshop Group PLC	38,614	8,594,815
Halma PLC	163,923	7,205,092
London Stock Exchange Group PLC	11,589	1,694,859
National Grid PLC	505,497	7,420,020
RELX PLC	89,734	4,863,375
		37,938,933
United States — 7.2%
Flutter Entertainment PLC*	10,467	2,975,675
Mastercard, Inc., Class A	3,242	1,821,809
Philip Morris International, Inc.	66,120	12,042,436
RB Global, Inc.	7,358	781,346
		17,621,266
Uruguay — 2.6%
MercadoLibre, Inc.*	2,404	6,283,166
TOTAL COMMON STOCKS (Cost $213,441,507)		240,255,402

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $3,858,697)	3,858,697	3,858,697
TOTAL INVESTMENTS — 100.4% (Cost $217,300,204)		$244,114,099
Other Assets & Liabilities — (0.4)%		(887,990)
TOTAL NET ASSETS — 100.0%		$243,226,109

†	See Security Valuation Note.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
International Equity Fund
Country Weightings as of 6/30/2025††
United Kingdom	15%
Germany	13
Japan	12
Switzerland	10
Sweden	9
United States	9
Netherlands	6
Other	26
Total	100%
††	% of total investments as of June 30, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	4.0%	$9,521,173
Agriculture	5.0%	12,042,436
Apparel	0.9%	2,092,788
Auto Manufacturers	2.3%	5,482,593
Banks	5.4%	12,942,680
Beverages	3.8%	9,176,332
Chemicals	1.9%	4,645,505
Commercial Services	7.1%	16,999,595
Computers	5.9%	14,213,896
Cosmetics & Personal Care	1.4%	3,428,970
Diversified Financial Services	4.5%	10,898,872
Electric	5.1%	12,240,498
Electrical Components & Equipment	0.7%	1,633,731
Electronics	3.0%	7,205,092
Entertainment	7.3%	17,539,614
Food	3.3%	8,056,022
Hand & Machine Tools	3.0%	7,312,978
Healthcare Products	2.7%	6,422,664
Insurance	3.0%	7,221,065
Internet	7.7%	18,396,003
Machinery — Construction & Mining	1.5%	3,648,170
Machinery — Diversified	1.5%	3,610,297
Pharmaceuticals	3.8%	9,147,816
Semiconductors	2.9%	6,864,232
Software	8.7%	20,917,565
Toys, Games & Hobbies	3.6%	8,594,815
	100.0%	$240,255,402
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Canada	$9,502,413	$9,502,413	$—	$—
China	8,939,024	—	8,939,024	—
France	11,800,994	—	11,800,994	—
Germany	30,873,621	—	30,873,621	—
India	3,556,331	—	3,556,331	—
Ireland	4,865,534	—	4,865,534	—
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Italy	$10,303,071	$—	$10,303,071	$—
Japan	29,773,638	—	29,773,638	—
Netherlands	14,960,220	—	14,960,220	—
Sweden	21,640,526	—	21,640,526	—
Switzerland	25,332,433	—	25,332,433	—
Taiwan	6,864,232	6,864,232	—	—
United Kingdom	37,938,933	8,160,772	29,778,161	—
United States	17,621,266	14,645,591	2,975,675	—
Uruguay	6,283,166	6,283,166	—	—
Total Common Stocks	$240,255,402	$45,456,174	$194,799,228	$—
Short-Term Investments	3,858,697	3,858,697	—	—
Total Investments	$244,114,099	$49,314,871	$194,799,228	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Brazil — 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	15,965	$351,471
TOTVS S.A.	191,357	1,490,183
		1,841,654
China — 16.9%
Alibaba Group Holding Ltd.	130,737	1,850,706
Contemporary Amperex Technology Co., Ltd., Class A	19,775	697,115
KE Holdings, Inc., ADR	51,097	906,461
Kweichow Moutai Co., Ltd., Class A	1,668	328,342
Midea Group Co., Ltd., Class A	71,922	724,972
NetEase, Inc.	76,138	2,051,871
Shenzhen Inovance Technology Co., Ltd., Class A	22,945	206,874
Tencent Holdings Ltd.	71,984	4,638,333
		11,404,674
Greece — 3.1%
Eurobank Ergasias Services and Holdings S.A.	613,820	2,114,169
Hong Kong — 7.0%
AIA Group Ltd.	295,297	2,674,931
Hong Kong Exchanges & Clearing Ltd.	38,969	2,096,009
		4,770,940
India — 17.3%
Bajaj Finance Ltd.	187,694	2,049,873
Bharat Electronics Ltd.	340,303	1,673,590
Bharti Airtel Ltd.	88,767	2,081,060
Cipla Ltd.	19,098	335,503
Eicher Motors Ltd.	15,470	1,020,619
ICICI Bank Ltd.	121,001	2,044,886
Max Healthcare Institute Ltd.	65,861	979,928
Power Grid Corp. of India Ltd.	197,281	689,526
Tata Consultancy Services Ltd.	3,374	136,244
Titan Co., Ltd.	16,334	702,982
		11,714,211
Indonesia — 1.5%
Avia Avian Tbk PT	13,534,902	350,185
Bank Central Asia Tbk PT	1,262,477	674,854
		1,025,039
Mexico — 1.0%
Arca Continental S.A.B. de C.V.	63,630	674,126
Poland — 2.1%
Dino Polska S.A.@,*	9,685	1,415,294
Saudi Arabia — 2.1%
Elm Co.	2,461	657,108
Riyad Bank	99,913	765,391
		1,422,499
Singapore — 1.3%
Trip.com Group Ltd.	15,119	885,437
	Number of Shares	Value†

South Africa — 4.6%
Capitec Bank Holdings Ltd.	6,878	$1,375,228
Clicks Group Ltd.	32,860	688,615
Naspers Ltd., Class N	3,264	1,018,412
		3,082,255
South Korea — 11.1%
Cosmax, Inc.	8,445	1,743,260
KB Financial Group, Inc.	16,953	1,393,134
Samsung Fire & Marine Insurance Co., Ltd.	5,359	1,718,297
SK Hynix, Inc.	12,301	2,650,639
		7,505,330
Switzerland — 1.5%
Coca-Cola HBC AG*	19,077	996,633
Taiwan — 19.2%
Accton Technology Corp.	60,506	1,512,273
ASPEED Technology, Inc.	6,649	1,081,288
Elite Material Co., Ltd.	42,237	1,277,191
MediaTek, Inc.	15,052	644,958
President Chain Store Corp.	152,798	1,340,041
Taiwan Semiconductor Manufacturing Co., Ltd.	189,482	6,929,234
Voltronic Power Technology Corp.	4,583	197,690
		12,982,675
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	205,424	754,014
Emaar Properties PJSC	190,132	705,321
		1,459,335
United States — 2.0%
PriceSmart, Inc.	12,922	1,357,327
Uruguay — 3.1%
MercadoLibre, Inc.*	808	2,111,813
TOTAL COMMON STOCKS (Cost $56,217,333)		66,763,411

PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Itau Unibanco Holding S.A. (Cost $724,483)	145,962	990,525

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $789,549)	789,549	789,549
TOTAL INVESTMENTS — 101.3% (Cost $57,731,365)		$68,543,485
Other Assets & Liabilities — (1.3)%		(887,625)
TOTAL NET ASSETS — 100.0%		$67,655,860

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Emerging Markets Equity Fund

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,415,294, which represents 2.1% of the Fund’s net assets.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 6/30/2025††
Taiwan	19%
India	17
China	17
South Korea	11
Hong Kong	7
South Africa	5
Brazil	4
Other	20
Total	100%
††	% of total investments as of June 30, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.5%	$1,673,590
Auto Parts & Equipment	1.1%	697,115
Banks	9.5%	6,353,314
Beverages	3.0%	1,999,101
Chemicals	0.5%	350,185
Computers	1.2%	793,352
Cosmetics & Personal Care	2.6%	1,743,260
Diversified Financial Services	10.4%	6,914,244
Electric	1.0%	689,526
Electronics	0.6%	404,564
Food	2.1%	1,415,294
Healthcare Services	1.5%	979,928
Home Furnishings	1.1%	724,972
Insurance	6.6%	4,393,228
Internet	15.7%	10,504,701
Leisure Time	1.5%	1,020,619
Miscellaneous Manufacturing	1.9%	1,277,191
Pharmaceuticals	0.5%	335,503
Real Estate	2.4%	1,611,782
Retail	6.1%	4,088,965
Semiconductors	17.0%	11,306,119
Software	5.3%	3,542,054
Telecommunications	5.4%	3,593,333
Water	0.5%	351,471
	100.0%	$66,763,411
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Brazil	$1,841,654	$1,841,654	$—	$—
China	11,404,674	906,461	10,498,213	—
Greece	2,114,169	—	2,114,169	—
Hong Kong	4,770,940	—	4,770,940	—
India	11,714,211	979,928	10,734,283	—
Indonesia	1,025,039	—	1,025,039	—
Mexico	674,126	674,126	—	—
Poland	1,415,294	—	1,415,294	—
Saudi Arabia	1,422,499	—	1,422,499	—
Singapore	885,437	—	885,437	—
South Africa	3,082,255	688,615	2,393,640	—
South Korea	7,505,330	—	7,505,330	—
Switzerland	996,633	—	996,633	—
Taiwan	12,982,675	—	12,982,675	—
United Arab Emirates	1,459,335	—	1,459,335	—
United States	1,357,327	1,357,327	—	—
Uruguay	2,111,813	2,111,813	—	—
Total Common Stocks	$66,763,411	$8,559,924	$58,203,487	$—
Preferred Stocks
Brazil	990,525	990,525	—	—
Total Preferred Stocks	$990,525	$990,525	$—	$—
Short-Term Investments	789,549	789,549	—	—
Total Investments	$68,543,485	$10,339,998	$58,203,487	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.4%
Entertainment — 1.1%
Caesars Entertainment, Inc.*	37,964	$1,077,798
Healthcare Services — 0.3%
PACS Group, Inc.*	19,587	253,064
Lodging — 1.0%
Boyd Gaming Corp.	13,061	1,021,762
TOTAL COMMON STOCKS (Cost $2,940,492)		2,352,624

REAL ESTATE INVESTMENT TRUSTS — 94.7%
Apartments — 10.7%
American Homes 4 Rent, Class A	39,330	1,418,633
Essex Property Trust, Inc.	10,845	3,073,473
Invitation Homes, Inc.	122,227	4,009,046
UDR, Inc.	53,133	2,169,420
		10,670,572
Diversified — 33.6%
American Tower Corp.	26,596	5,878,248
Crown Castle, Inc.	55,544	5,706,035
Digital Realty Trust, Inc.	41,691	7,267,992
Equinix, Inc.	4,733	3,764,960
Lamar Advertising Co., Class A	5,793	703,038
SBA Communications Corp.	23,597	5,541,520
VICI Properties, Inc.	42,325	1,379,795
Weyerhaeuser Co.	127,770	3,282,411
		33,523,999
Healthcare — 13.6%
CareTrust REIT, Inc.	20,264	620,078
Healthcare Realty Trust, Inc.	144,102	2,285,458
Omega Healthcare Investors, Inc.	18,914	693,198
Welltower, Inc.	64,580	9,927,883
		13,526,617
Hotels & Resorts — 2.2%
Host Hotels & Resorts, Inc.	140,655	2,160,461
Industrial — 7.5%
Americold Realty Trust, Inc.	52,328	870,215
EastGroup Properties, Inc.	5,567	930,357
Lineage, Inc.	8,602	374,359
Prologis, Inc.	50,638	5,323,066
		7,497,997
Manufactured Homes — 4.4%
Sun Communities, Inc.	34,574	4,373,265
Office Property — 3.6%
BXP, Inc.	13,029	879,067
Highwoods Properties, Inc.	51,612	1,604,617
Hudson Pacific Properties, Inc.	96,617	264,731
Kilroy Realty Corp.	25,369	870,410
		3,618,825
Regional Malls — 3.5%
Simon Property Group, Inc.	21,546	3,463,735
	Number of Shares	Value†

Single Tenant — 3.3%
Agree Realty Corp.	21,312	$1,557,055
Realty Income Corp.	30,617	1,763,845
		3,320,900
Storage & Warehousing — 9.3%
Extra Space Storage, Inc.	26,079	3,845,088
Iron Mountain, Inc.	27,052	2,774,724
Public Storage	8,872	2,603,222
		9,223,034
Strip Centers — 3.0%
Kimco Realty Corp.	94,037	1,976,658
Kite Realty Group Trust	44,020	997,053
		2,973,711
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $90,218,504)		94,353,116

WARRANTS — 0.5%
Hudson Pacific Properties, Inc. Expiration Date 06/13/27* (Cost $376,985)	169,813	463,589

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $915,326)	915,326	915,326
TOTAL INVESTMENTS — 98.5% (Cost $94,451,307)		$98,084,655
Other Assets & Liabilities — 1.5%		1,525,202
TOTAL NET ASSETS — 100.0%		$99,609,857

†	See Security Valuation Note.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Real Estate Securities Fund
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$2,352,624	$2,352,624	$—	$—
Real Estate Investment Trusts	94,353,116	94,353,116	—	—
Warrants	463,589	—	463,589	—
Short-Term Investments	915,326	915,326	—	—
Total Investments	$98,084,655	$97,621,066	$463,589	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 76.4%
Penn Series Flexibly Managed Fund*	44,586	$5,059,602
Penn Series Index 500 Fund*	274,019	15,435,523
Penn Series Large Cap Growth Fund*	12,381	569,797
Penn Series Large Cap Value Fund*	63,535	3,378,182
Penn Series Large Core Growth Fund*	59,225	2,280,739
Penn Series Large Core Value Fund*	64,238	2,254,745
Penn Series Large Growth Stock Fund*	28,432	2,887,816
Penn Series Mid Cap Growth Fund*	29,060	1,148,458
Penn Series Mid Cap Value Fund*	33,755	1,127,405
Penn Series Mid Core Value Fund*	71,563	2,796,677
Penn Series Real Estate Securities Fund*	79,895	2,765,960
Penn Series Small Cap Index Fund*	49,944	1,710,589
Penn Series SMID Cap Growth Fund*	23,151	1,143,411
Penn Series SMID Cap Value Fund*	27,643	1,133,655
TOTAL AFFILIATED EQUITY FUNDS (Cost $32,597,803)		43,692,559

AFFILIATED FIXED INCOME FUNDS — 6.8%
Penn Series Limited Maturity Bond Fund*	37,158	553,655
Penn Series Quality Bond Fund*	197,726	3,349,482
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,562,890)		3,903,137

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.7%
Penn Series Developed International Index Fund*	130,394	2,808,688
Penn Series Emerging Markets Equity Fund*	94,801	1,133,820
Penn Series International Equity Fund*	103,369	5,045,412
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,117,502)		8,987,920

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $201,753)	201,753	201,753
TOTAL INVESTMENTS — 99.3% (Cost $43,479,948)		$56,785,369
Other Assets & Liabilities — 0.7%		403,604
TOTAL NET ASSETS — 100.0%		$57,188,973

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$43,692,559	$43,692,559	$—	$—
Affiliated Fixed Income Funds	3,903,137	3,903,137	—	—
Affiliated International Equity Funds	8,987,920	8,987,920	—	—
Short-Term Investments	201,753	201,753	—	—
Total Investments	$56,785,369	$56,785,369	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 68.9%
Penn Series Flexibly Managed Fund*	152,930	$17,354,443
Penn Series Index 500 Fund*	835,462	47,061,600
Penn Series Large Cap Growth Fund*	42,469	1,954,445
Penn Series Large Cap Value Fund*	217,931	11,587,373
Penn Series Large Core Growth Fund*	152,361	5,867,416
Penn Series Large Core Value Fund*	220,331	7,733,652
Penn Series Large Growth Stock Fund*	58,515	5,943,345
Penn Series Mid Cap Growth Fund*	99,675	3,939,135
Penn Series Mid Cap Value Fund*	57,887	1,933,438
Penn Series Mid Core Value Fund*	245,462	9,592,651
Penn Series Real Estate Securities Fund*	274,027	9,486,821
Penn Series Small Cap Index Fund*	171,308	5,867,299
Penn Series SMID Cap Growth Fund*	39,702	1,960,905
Penn Series SMID Cap Value Fund*	94,815	3,888,372
TOTAL AFFILIATED EQUITY FUNDS (Cost $94,787,847)		134,170,895

AFFILIATED FIXED INCOME FUNDS — 16.7%
Penn Series Limited Maturity Bond Fund*	254,899	3,797,989
Penn Series Quality Bond Fund*	1,695,443	28,720,802
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $30,126,475)		32,518,791

AFFILIATED INTERNATIONAL EQUITY FUNDS — 13.9%
Penn Series Developed International Index Fund*	447,296	9,634,762
Penn Series Emerging Markets Equity Fund*	325,191	3,889,278
Penn Series International Equity Fund*	275,787	13,461,172
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $20,532,429)		26,985,212

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $573,761)	573,761	573,761
TOTAL INVESTMENTS — 99.8% (Cost $146,020,512)		$194,248,659
Other Assets & Liabilities — 0.2%		335,592
TOTAL NET ASSETS — 100.0%		$194,584,251

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$134,170,895	$134,170,895	$—	$—
Affiliated Fixed Income Funds	32,518,791	32,518,791	—	—
Affiliated International Equity Funds	26,985,212	26,985,212	—	—
Short-Term Investments	573,761	573,761	—	—
Total Investments	$194,248,659	$194,248,659	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 53.1%
Penn Series Flexibly Managed Fund*	152,464	$17,301,606
Penn Series Index 500 Fund*	694,062	39,096,487
Penn Series Large Cap Growth Fund*	42,339	1,948,418
Penn Series Large Cap Value Fund*	108,633	5,776,014
Penn Series Large Core Growth Fund*	50,630	1,949,760
Penn Series Large Core Value Fund*	109,830	3,855,042
Penn Series Large Growth Stock Fund*	38,888	3,949,806
Penn Series Mid Cap Growth Fund*	99,365	3,926,917
Penn Series Mid Core Value Fund*	244,719	9,563,633
Penn Series Real Estate Securities Fund*	218,575	7,567,082
Penn Series Small Cap Index Fund*	113,853	3,899,464
Penn Series SMID Cap Growth Fund*	39,580	1,954,851
Penn Series SMID Cap Value Fund*	47,262	1,938,227
TOTAL AFFILIATED EQUITY FUNDS (Cost $71,937,030)		102,727,307

AFFILIATED FIXED INCOME FUNDS — 36.5%
Penn Series High Yield Bond Fund*	384,059	7,612,039
Penn Series Limited Maturity Bond Fund*	381,205	5,679,958
Penn Series Quality Bond Fund*	3,380,678	57,268,694
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $65,917,972)		70,560,691

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	356,741	7,684,194
Penn Series Emerging Markets Equity Fund*	324,187	3,877,274
Penn Series International Equity Fund*	157,110	7,668,564
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $14,535,819)		19,230,032

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,174,035)	1,174,035	1,174,035
TOTAL INVESTMENTS — 100.1% (Cost $153,564,856)		$193,692,065
Other Assets & Liabilities — (0.1)%		(220,531)
TOTAL NET ASSETS — 100.0%		$193,471,534

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$102,727,307	$102,727,307	$—	$—
Affiliated Fixed Income Funds	70,560,691	70,560,691	—	—
Affiliated International Equity Funds	19,230,032	19,230,032	—	—
Short-Term Investments	1,174,035	1,174,035	—	—
Total Investments	$193,692,065	$193,692,065	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.9%
Penn Series Flexibly Managed Fund*	50,478	$5,728,302
Penn Series Index 500 Fund*	168,036	9,465,487
Penn Series Large Cap Growth Fund*	15,770	725,732
Penn Series Large Cap Value Fund*	40,462	2,151,359
Penn Series Large Core Value Fund*	40,908	1,435,864
Penn Series Mid Core Value Fund*	54,689	2,137,229
Penn Series Real Estate Securities Fund*	81,409	2,818,380
Penn Series Small Cap Index Fund*	21,203	726,200
Penn Series SMID Cap Value Fund*	17,603	721,915
TOTAL AFFILIATED EQUITY FUNDS (Cost $19,509,767)		25,910,468

AFFILIATED FIXED INCOME FUNDS — 56.1%
Penn Series High Yield Bond Fund*	178,811	3,544,037
Penn Series Limited Maturity Bond Fund*	331,302	4,936,396
Penn Series Quality Bond Fund*	1,888,788	31,996,069
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,029,467)		40,476,502

AFFILIATED INTERNATIONAL EQUITY FUNDS — 6.9%
Penn Series Developed International Index Fund*	99,654	2,146,545
Penn Series International Equity Fund*	58,517	2,856,217
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,874,104)		5,002,762

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $827,638)	827,638	827,638
TOTAL INVESTMENTS — 100.1% (Cost $62,240,976)		$72,217,370
Other Assets & Liabilities — (0.1)%		(67,066)
TOTAL NET ASSETS — 100.0%		$72,150,304

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$25,910,468	$25,910,468	$—	$—
Affiliated Fixed Income Funds	40,476,502	40,476,502	—	—
Affiliated International Equity Funds	5,002,762	5,002,762	—	—
Short-Term Investments	827,638	827,638	—	—
Total Investments	$72,217,370	$72,217,370	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.7%
Penn Series Flexibly Managed Fund*	29,223	$3,316,222
Penn Series Index 500 Fund*	59,864	3,372,148
Penn Series Large Core Value Fund*	11,841	415,629
Penn Series Mid Core Value Fund*	21,107	824,839
Penn Series Real Estate Securities Fund*	23,566	815,847
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,939,292)		8,744,685

AFFILIATED FIXED INCOME FUNDS — 74.9%
Penn Series High Yield Bond Fund*	103,518	2,051,726
Penn Series Limited Maturity Bond Fund*	328,799	4,899,109
Penn Series Quality Bond Fund*	1,457,972	24,698,045
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $29,965,294)		31,648,880

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $652,368)	38,458	828,387

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%) (Cost $1,018,699)	1,018,699	1,018,699
TOTAL INVESTMENTS — 100.0% (Cost $38,575,653)		$42,240,651
Other Assets & Liabilities — (0.0)%		(2,227)
TOTAL NET ASSETS — 100.0%		$42,238,424

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2025 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 6/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$8,744,685	$8,744,685	$—	$—
Affiliated Fixed Income Funds	31,648,880	31,648,880	—	—
Affiliated International Equity Funds	828,387	828,387	—	—
Short-Term Investments	1,018,699	1,018,699	—	—
Total Investments	$42,240,651	$42,240,651	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
ASSETS:
Investments at value	$126,967,579	$69,558,202	$343,704,158	$119,260,777
Cash	—	697	2,685,563	4,400
Initial margin held by broker for open futures	—	—	133,125	9
Interest and dividends receivable	79,823	411,905	2,044,506	1,885,170
Receivable for investment securities sold	—	—	—	4,658,788
Receivable for capital stock sold	—	711,992	2,170,064	835,493
Futures variation margin receivable	—	—	22,188	—
Other assets	1,404	919	2,709	1,137
Total Assets	127,048,806	70,683,715	350,762,313	126,645,774
LIABILITIES:
Payable for investment securities purchased	—	—	—	3,382,901
Payable for capital stock redeemed	—	14,975	111,509	1,446
Payable to investment adviser (See Note 3)	35,059	24,285	127,341	45,871
Payable to the administrator (See Note 3)	11,080	5,282	25,759	9,030
Other liabilities	77,072	66,585	187,510	81,028
Total Liabilities	123,211	111,127	452,119	3,520,276
NET ASSETS	$126,925,595	$70,572,588	$350,310,194	$123,125,498
Investments at cost	$126,967,579	$71,646,778	$357,931,123	$116,188,226
COMPONENTS OF NET ASSETS:
Paid-in capital	$126,926,554	$78,772,064	$400,364,009	$123,128,120
Total distributable earnings (loss)	(959)	(8,199,476)	(50,053,815)	(2,622)
NET ASSETS	$126,925,595	$70,572,588	$350,310,194	$123,125,498

Shares outstanding, $0.10 par value, 500 million shares authorized	126,905,286
Shares outstanding, $0.10 par value, 250 million shares authorized			20,681,727	6,212,869
Shares outstanding, $0.0001 par value, 250 million shares authorized		4,736,419
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$14.90	$16.94	$19.82

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
ASSETS:
Investments of affiliated issuers at value	$—	$78,931,123	$—	$—
Investments of unaffiliated issuers at value	5,152,586,414	357,475	374,348,448	71,371,720
Cash	—	—	—	500
Foreign currency at value	2,275,237	—	48	3,947
Interest and dividends receivable	15,662,679	55	36,215	32,753
Tax reclaims receivable	43,947	—	1,584	12,458
Receivable for investment securities sold	173,204	5,268	1,216,096	—
Receivable for capital stock sold	—	14,169	—	—
Other assets	45,713	674	2,692	609
Total Assets	5,170,787,194	79,308,764	375,605,083	71,421,987
LIABILITIES:
Cash overdraft	553,310	—	3,825	—
Written options at value	11,477,194	—	—	—
Payable for investment securities purchased	22,385,597	—	1,929,290	—
Payable for capital stock redeemed	3,709,759	402	3,962,704	144,155
Payable to investment adviser (See Note 3)	2,854,408	—	199,826	30,313
Payable to the administrator (See Note 3)	371,772	5,655	25,196	5,002
Other liabilities	2,073,040	35,176	207,525	63,544
Total Liabilities	43,425,080	41,233	6,328,366	243,014
NET ASSETS	$5,127,362,114	$79,267,531	$369,276,717	$71,178,973
Investments of affiliated issuers at cost	$—	$53,012,361	$—	$—
Investments of unaffiliated issuers at cost	$4,656,946,985	$357,475	$195,614,354	$50,859,193
Written options, premiums received	$(8,420,787)	$—	$—	$—
Foreign currency at cost	$2,092,995	$—	$48	$3,847
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,391,286,715	$50,207,777	$168,624,312	$48,983,018
Total distributable earnings (loss)	736,075,399	29,059,754	200,652,405	22,195,955
NET ASSETS	$5,127,362,114	$79,267,531	$369,276,717	$71,178,973

Shares outstanding, $0.10 par value, 250 million shares authorized	45,182,267		3,635,820
Shares outstanding, $0.0001 par value, 250 million shares authorized		2,105,748		1,546,726
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$113.48	$37.64	$101.57	$46.02

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
ASSETS:
Investments at value	$136,672,295	$161,491,207	$124,794,384	$877,951,960
Initial margin held by broker for open futures	—	—	—	172,292
Interest and dividends receivable	50,793	144,717	64,745	445,147
Tax reclaims receivable	11,835	123,840	26,130	—
Receivable for investment securities sold	—	—	—	92,175
Receivable for capital stock sold	—	1,216,152	879,034	—
Futures variation margin receivable	—	—	—	12,000
Other assets	1,050	1,488	1,123	7,170
Total Assets	136,735,973	162,977,404	125,765,416	878,680,744
LIABILITIES:
Payable for investment securities purchased	—	727,171	—	—
Payable for capital stock redeemed	689,819	48,404	32,285	2,700,309
Payable to investment adviser (See Note 3)	63,525	86,748	64,515	87,933
Payable to the administrator (See Note 3)	9,589	11,550	8,953	61,166
Other liabilities	80,267	99,867	78,696	385,019
Total Liabilities	843,200	973,740	184,449	3,234,427
NET ASSETS	$135,892,773	$162,003,664	$125,580,967	$875,446,317
Investments at cost	$94,106,924	$136,905,445	$111,443,004	$385,979,452
COMPONENTS OF NET ASSETS:
Paid-in capital	$153,275,770	$131,358,460	$110,901,900	$358,848,194
Total distributable earnings (loss)	(17,382,997)	30,645,204	14,679,067	516,598,123
NET ASSETS	$135,892,773	$162,003,664	$125,580,967	$875,446,317

Shares outstanding, $0.10 par value, 250 million shares authorized		3,046,682
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,528,761		3,577,993	15,542,731
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$38.51	$53.17	$35.10	$56.33

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
ASSETS:
Investments at value	$128,520,800	$84,744,300	$72,724,026	$70,107,194
Cash	—	—	500	—
Foreign currency at value	—	—	16	—
Interest and dividends receivable	23,420	55,758	181,826	15,912
Tax reclaims receivable	—	—	28,767	—
Receivable for investment securities sold	1,491,852	—	283,748	—
Receivable for capital stock sold	—	756,289	487,432	—
Other assets	1,156	810	710	592
Total Assets	130,037,228	85,557,157	73,707,025	70,123,698
LIABILITIES:
Cash overdraft	—	745	—	—
Payable for investment securities purchased	801,604	—	135,638	—
Payable for capital stock redeemed	745,680	10,197	40,866	384,042
Payable to investment adviser (See Note 3)	70,674	36,889	40,257	41,144
Payable to the administrator (See Note 3)	9,076	6,103	5,323	4,951
Unrealized depreciation of forward foreign currency contracts	—	—	116,577	—
Other liabilities	81,674	57,084	72,508	49,842
Total Liabilities	1,708,708	111,018	411,169	479,979
NET ASSETS	$128,328,520	$85,446,139	$73,295,856	$69,643,719
Investments at cost	$105,679,007	$68,112,573	$72,515,187	$61,396,551
Foreign currency at cost	$—	$—	$15	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$109,356,519	$66,976,675	$71,812,867	$64,623,004
Total distributable earnings (loss)	18,972,001	18,469,464	1,482,989	5,020,715
NET ASSETS	$128,328,520	$85,446,139	$73,295,856	$69,643,719

Shares outstanding, $0.0001 par value, 250 million shares authorized	3,247,331	2,558,254	1,875,726	1,410,078
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.52	$33.40	$39.08	$49.39

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
ASSETS:
Investments at value	$47,112,513	$94,424,669	$138,085,721	$76,386,464
Cash	—	—	—	216,381
Initial margin held by broker for open futures	—	—	—	27,773
Foreign currency at value	—	1	—	—
Interest and dividends receivable	70,841	21,642	173,502	73,782
Tax reclaims receivable	—	7,330	10,673	410
Receivable for investment securities sold	316,998	—	546,443	42,513
Receivable for capital stock sold	374,774	—	547,582	454
Futures variation margin receivable	—	—	—	435
Other assets	411	862	1,279	757
Total Assets	47,875,537	94,454,504	139,365,200	76,748,969
LIABILITIES:
Cash overdraft	—	—	7	—
Payable for investment securities purchased	103,087	—	582,686	229,657
Payable for capital stock redeemed	16,111	347,502	15	130,848
Payable to investment adviser (See Note 3)	30,652	52,634	76,645	18,450
Payable to the administrator (See Note 3)	3,394	6,684	9,899	5,419
Other liabilities	48,266	66,796	102,436	91,024
Total Liabilities	201,510	473,616	771,688	475,398
NET ASSETS	$47,674,027	$93,980,888	$138,593,512	$76,273,571
Investments at cost	$44,865,865	$66,610,965	$133,869,271	$75,536,011
Foreign currency at cost	$—	$1	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$46,126,605	$62,328,799	$128,682,440	$73,304,374
Total distributable earnings (loss)	1,547,422	31,652,089	9,911,072	2,969,197
NET ASSETS	$47,674,027	$93,980,888	$138,593,512	$76,273,571

Shares outstanding, $0.10 par value, 500 million shares authorized	1,162,580		2,691,808
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,350,620		2,227,006
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$41.01	$69.58	$51.49	$34.25

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
ASSETS:
Investments at value	$83,385,666	$244,114,099	$68,543,485	$98,084,655
Cash	—	—	3,191	—
Initial margin held by broker for open futures	63,841	—	—	—
Foreign currency at value	236,993	17,019	—	—
Interest and dividends receivable	109,490	427,104	92,715	280,369
Tax reclaims receivable	563,852	759,317	16,751	—
Receivable for investment securities sold	—	5,326,024	140,567	9,995
Receivable for capital stock sold	—	—	—	1,427,156
Futures variation margin receivable	840	—	—	—
Other assets	695	2,222	655	957
Total Assets	84,361,377	250,645,785	68,797,364	99,803,132
LIABILITIES:
Cash overdraft	—	—	1,816	—
Payable for investment securities purchased	—	3,937,777	—	20,003
Payable for capital stock redeemed	660,979	3,157,419	815,541	40,771
Payable to investment adviser (See Note 3)	20,067	154,835	47,556	56,479
Payable to the administrator (See Note 3)	6,044	17,758	5,152	7,284
Deferred capital gains tax (See Note 2)	—	—	173,538	—
Unrealized depreciation of forward foreign currency contracts	10,494	—	—	—
Other liabilities	151,534	151,887	97,901	68,738
Total Liabilities	849,118	7,419,676	1,141,504	193,275
NET ASSETS	$83,512,259	$243,226,109	$67,655,860	$99,609,857
Investments at cost	$50,006,374	$217,300,204	$57,731,365	$94,451,307
Foreign currency at cost	$235,135	$22,236	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$47,570,458	$198,314,203	$80,908,124	$92,943,399
Total distributable earnings (loss)	35,941,801	44,911,906	(13,252,264)	6,666,458
NET ASSETS	$83,512,259	$243,226,109	$67,655,860	$99,609,857

Shares outstanding, $0.10 par value, 250 million shares authorized		4,983,581
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,877,103		5,658,315	2,877,199
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.54	$48.81	$11.96	$34.62

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$56,583,616	$193,674,898	$192,518,030	$71,389,732
Investments of unaffiliated issuers at value	201,753	573,761	1,174,035	827,638
Interest and dividends receivable	103	—	184	229
Receivable for investment securities sold	230,320	559,070	20,903	11,338
Receivable for capital stock sold	216,136	—	1,752	—
Other assets	496	1,768	1,830	699
Total Assets	57,232,424	194,809,497	193,716,734	72,229,636
LIABILITIES:
Payable for capital stock redeemed	3,890	114,009	134,670	32,119
Payable to investment adviser (See Note 3)	5,577	18,963	18,834	7,049
Payable to the administrator (See Note 3)	4,145	14,088	14,088	5,299
Other liabilities	29,839	78,186	77,608	34,865
Total Liabilities	43,451	225,246	245,200	79,332
NET ASSETS	$57,188,973	$194,584,251	$193,471,534	$72,150,304
Investments of affiliated issuers at cost	$43,278,195	$145,446,751	$152,390,821	$61,413,338
Investments of unaffiliated issuers at cost	$201,753	$573,761	$1,174,035	$827,638
COMPONENTS OF NET ASSETS:
Paid-in capital	$41,788,029	$140,127,644	$147,811,719	$60,641,605
Total distributable earnings (loss)	15,400,944	54,456,607	45,659,815	11,508,699
NET ASSETS	$57,188,973	$194,584,251	$193,471,534	$72,150,304

Shares outstanding, $0.0001 par value, 250 million shares authorized	1,806,865	6,065,057	7,231,228	3,157,571
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.65	$32.08	$26.76	$22.85

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$41,221,952
Investments of unaffiliated issuers at value	1,018,699
Interest and dividends receivable	413
Receivable for investment securities sold	581
Receivable for capital stock sold	27,751
Other assets	416
Total Assets	42,269,812
LIABILITIES:
Payable to investment adviser (See Note 3)	4,149
Payable to the administrator (See Note 3)	3,218
Other liabilities	24,021
Total Liabilities	31,388
NET ASSETS	$42,238,424
Investments of affiliated issuers at cost	$37,556,954
Investments of unaffiliated issuers at cost	$1,018,699
COMPONENTS OF NET ASSETS:
Paid-in capital	$38,104,721
Total distributable earnings (loss)	4,133,703
NET ASSETS	$42,238,424

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,244,615
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.82
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$435,243	$14,594	$28,678	$144,414
Interest	2,342,072	1,644,074	8,327,875	3,954,023
Total Investment Income	2,777,315	1,658,668	8,356,553	4,098,437
EXPENSES:
Investment advisory fees (See Note 3)	213,096	164,031	787,888	280,000
Shareholder servicing fees (See Note 3)	58,117	32,093	157,207	54,783
Administration fees (See Note 3)	19,372	10,698	52,402	18,261
Accounting fees (See Note 3)	42,205	25,133	92,074	40,405
Directors’ fees and expenses	2,923	1,827	7,476	2,676
Custodian fees and expenses	5,222	5,228	12,609	4,633
Pricing fees	3,904	9,885	11,757	9,564
Professional fees	6,691	5,677	19,276	6,645
Printing fees	4,296	3,018	9,982	3,980
Other expenses	19,237	22,581	38,639	25,108
Total Expenses	375,063	280,171	1,189,310	446,055
Less: Waivers and reimbursement from advisor (See Note 3)	—	(16,296)	—	—
Net Expenses	375,063	263,875	1,189,310	446,055
Net Investment Income (Loss)	2,402,252	1,394,793	7,167,243	3,652,382
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	228,973	(335,144)	(412,597)
Futures contracts	—	136,956	210,436	—
Net realized gain (loss)	—	365,929	(124,708)	(412,597)
Net change in unrealized appreciation (depreciation) of:
Investments	—	549,133	6,411,292	2,357,012
Futures contracts	—	(81,368)	461,087	—
Foreign currencies	—	—	—	(402)
Net change in unrealized appreciation (depreciation)	—	467,765	6,872,379	2,356,610
Net Realized and Unrealized Gain (Loss)	—	833,694	6,747,671	1,944,013
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,402,252	$2,228,487	$13,914,914	$5,596,395

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividends	$21,337,634	$6,892	$778,653	$393,236
Interest	46,268,722	—	—	—
Foreign taxes withheld	(318,656)	—	(12,694)	(9,151)
Total Investment Income	67,287,700	6,892	765,959	384,085
EXPENSES:
Investment advisory fees (See Note 3)	17,206,136	—	1,167,898	180,359
Shareholder servicing fees (See Note 3)	2,260,768	34,419	154,843	30,627
Administration fees (See Note 3)	753,589	11,473	51,614	10,209
Accounting fees (See Note 3)	571,818	5,951	91,259	23,821
Directors’ fees and expenses	109,688	1,680	7,382	1,492
Custodian fees and expenses	184,212	2,792	12,441	2,749
Pricing fees	12,539	1,574	3,953	2,702
Professional fees	271,413	3,975	22,068	3,979
Printing fees	136,840	2,724	9,730	2,492
Other expenses	367,064	11,920	67,904	34,484
Total Expenses	21,874,067	76,508	1,589,092	292,914
Net Investment Income (Loss)	45,413,633	(69,616)	(823,133)	91,171
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Affiliated Investments	—	3,210,611	—	—
Unaffiliated investments	226,123,179	—	23,916,116	1,746,542
Written options	5,690,340	—	—	—
Foreign currencies	(5,069)	—	(3,028)	1,162
Forward foreign currency contracts	—	—	5,728	—
Net realized gain (loss)	231,808,450	3,210,611	23,918,816	1,747,704
Net change in unrealized appreciation (depreciation) of:
Affiliated Investments	—	817,296	—	—
Unaffiliated Investments	29,848,758	—	(1,839,795)	168,584
Written options	(5,181,203)	—	—	—
Foreign currencies	273,900	—	172	1,536
Net change in unrealized appreciation (depreciation)	24,941,455	817,296	(1,839,623)	170,120
Net Realized and Unrealized Gain (Loss)	256,749,905	4,027,907	22,079,193	1,917,824
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$302,163,538	$3,958,291	$21,256,060	$2,008,995

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
INVESTMENT INCOME:
Dividends	$487,821	$1,526,930	$1,280,973	$5,597,613
Foreign taxes withheld	(12,375)	(13,440)	—	(1,300)
Total Investment Income	475,446	1,513,490	1,280,973	5,596,313
EXPENSES:
Investment advisory fees (See Note 3)	374,767	533,446	392,318	518,924
Shareholder servicing fees (See Note 3)	58,154	71,806	55,170	372,457
Administration fees (See Note 3)	19,385	23,935	18,390	124,152
Accounting fees (See Note 3)	42,225	49,829	40,613	152,193
Directors’ fees and expenses	2,776	3,574	2,751	17,929
Custodian fees and expenses	4,658	6,009	4,734	28,763
Pricing fees	1,911	3,694	2,092	5,829
Professional fees	6,885	9,186	7,138	44,015
Printing fees	4,070	5,088	4,077	22,763
Other expenses	34,845	38,764	32,084	106,724
Total Expenses	549,676	745,331	559,367	1,393,749
Net Investment Income (Loss)	(74,230)	768,159	721,606	4,202,564
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,029,000	5,411,879	1,361,236	26,196,467
Futures contracts	—	—	—	16,856
Net realized gain (loss)	2,029,000	5,411,879	1,361,236	26,213,323
Net change in unrealized appreciation (depreciation) of:
Investments	2,681,904	484,167	2,826,522	19,426,934
Futures contracts	—	—	—	173,270
Foreign currencies	624	—	443	—
Net change in unrealized appreciation (depreciation)	2,682,528	484,167	2,826,965	19,600,204
Net Realized and Unrealized Gain (Loss)	4,711,528	5,896,046	4,188,201	45,813,527
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,637,298	$6,664,205	$4,909,807	$50,016,091

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
INVESTMENT INCOME:
Dividends	$277,299	$812,381	$1,067,021	$148,175
Foreign taxes withheld	—	(1,566)	(19,083)	—
Total Investment Income	277,299	810,815	1,047,938	148,175
EXPENSES:
Investment advisory fees (See Note 3)	427,194	227,124	248,410	250,441
Shareholder servicing fees (See Note 3)	56,540	37,854	32,878	30,876
Administration fees (See Note 3)	18,847	12,618	10,959	10,292
Accounting fees (See Note 3)	41,329	29,442	25,577	24,015
Directors’ fees and expenses	2,804	1,895	1,655	1,523
Custodian fees and expenses	4,921	3,234	3,740	2,514
Pricing fees	2,712	2,773	3,513	2,389
Professional fees	7,332	4,957	4,692	4,329
Printing fees	4,112	2,992	2,704	2,515
Recaptured advisory fee (See Note 3)	—	257	—	—
Other expenses	42,684	27,154	48,334	30,688
Total Expenses	608,475	350,300	382,462	359,582
Less: Waivers and reimbursement from advisor (See Note 3)	—	(1,202)	—	—
Net Expenses	608,475	349,098	382,462	359,582
Net Investment Income (Loss)	(331,176)	461,717	665,476	(211,407)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,435,053)	1,395,993	1,822,558	(2,546,511)
Foreign currencies	—	54	(1,329)	—
Forward foreign currency contracts	—	—	(412,887)	—
Net realized gain (loss)	(3,435,053)	1,396,047	1,408,342	(2,546,511)
Net change in unrealized appreciation (depreciation) of:
Investments	5,823,468	(790,868)	(75,510)	(371,218)
Foreign currencies	—	—	4,446	—
Forward foreign currency contracts	—	—	(185,859)	—
Net change in unrealized appreciation (depreciation)	5,823,468	(790,868)	(256,923)	(371,218)
Net Realized and Unrealized Gain (Loss)	2,388,415	605,179	1,151,419	(2,917,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,057,239	$1,066,896	$1,816,895	$(3,129,136)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends	$446,934	$282,072	$1,259,866	$627,423
Foreign taxes withheld	(1,436)	(4,714)	—	(1,208)
Total Investment Income	445,498	277,358	1,259,866	626,215
EXPENSES:
Investment advisory fees (See Note 3)	188,598	321,828	468,647	115,078
Shareholder servicing fees (See Note 3)	21,217	41,986	61,969	34,523
Administration fees (See Note 3)	7,072	13,995	20,657	11,508
Accounting fees (See Note 3)	16,547	32,567	44,345	26,852
Directors’ fees and expenses	1,063	2,111	3,109	1,768
Custodian fees and expenses	1,746	3,967	5,342	2,986
Pricing fees	2,372	3,661	4,018	16,127
Professional fees	3,125	6,007	8,592	7,801
Printing fees	1,957	3,253	4,493	2,822
Recaptured advisory fee (See Note 3)	—	—	3,151	—
Other expenses	32,449	35,617	58,235	58,037
Total Expenses	276,146	464,992	682,558	277,502
Net Investment Income (Loss)	169,352	(187,634)	577,308	348,713
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(469,098)	4,094,097	6,250,615	2,543,705
Futures contracts	—	—	—	(77,645)
Foreign currencies	—	(164)	—	—
Net realized gain (loss)	(469,098)	4,093,933	6,250,615	2,466,060
Net change in unrealized appreciation (depreciation) of:
Investments	(806,227)	(3,551,000)	(8,947,002)	(4,914,781)
Futures contracts	—	—	—	46,066
Foreign currencies	—	462	—	—
Net change in unrealized appreciation (depreciation)	(806,227)	(3,550,538)	(8,947,002)	(4,868,715)
Net Realized and Unrealized Gain (Loss)	(1,275,325)	543,395	(2,696,387)	(2,402,655)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,105,973)	$355,761	$(2,119,079)	$(2,053,942)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
INVESTMENT INCOME:
Dividends	$1,792,922	$3,985,448	$999,425	$2,373,644
Foreign taxes withheld	(203,352)	(583,399)	(91,778)	—
Total Investment Income	1,589,570	3,402,049	907,647	2,373,644
EXPENSES:
Investment advisory fees (See Note 3)	121,141	918,017	288,379	347,359
Shareholder servicing fees (See Note 3)	36,342	106,180	31,270	44,661
Administration fees (See Note 3)	12,114	35,393	10,423	14,887
Accounting fees (See Note 3)	32,349	80,763	28,061	34,635
Directors’ fees and expenses	1,739	5,025	1,508	2,222
Custodian fees and expenses	10,092	26,455	21,308	3,835
Pricing fees	44,308	4,857	7,048	2,291
Professional fees	22,307	16,765	18,118	5,317
Printing fees	2,821	6,935	2,539	3,413
Other expenses	105,191	58,052	63,181	25,446
Total Expenses	388,404	1,258,442	471,835	484,066
Less: Waivers and reimbursement from advisor (See Note 3)	(8,832)	—	—	—
Net Expenses	379,572	1,258,442	471,835	484,066
Net Investment Income (Loss)	1,209,998	2,143,607	435,812	1,889,578
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,316,243	19,200,245	(1,947,816)	1,968,317
Futures contracts	348,640	—	—	—
Foreign currencies	21,754	(974,374)	(113,837)	—
Forward foreign currency contracts	(41,966)	—	(38)	—
Net realized gain (loss)	2,644,671	18,225,871	(2,061,691)	1,968,317
Net change in unrealized appreciation (depreciation) of:
Investments	10,884,501	16,654,233	10,275,655	(313,991)
Futures contracts	122,187	—	—	—
Foreign currencies	76,560	71,258	3,687	—
Forward foreign currency contracts	(20,786)	—	—	—
Net change in unrealized appreciation (depreciation)	11,062,462	16,725,491	10,279,342	(313,991)
Net Realized and Unrealized Gain (Loss)	13,707,133	34,951,362	8,217,651	1,654,326
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,917,131	$37,094,969	$8,653,463	$3,543,904

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2025

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$8,782	$21,161	$22,332	$16,469
Total Investment Income	8,782	21,161	22,332	16,469
EXPENSES:
Investment advisory fees (See Note 3)	33,692	114,792	114,800	43,348
Shareholder servicing fees (See Note 3)	25,269	86,103	86,104	32,511
Administration fees (See Note 3)	8,423	28,701	28,701	10,837
Accounting fees (See Note 3)	5,951	9,567	9,567	5,951
Directors’ fees and expenses	1,229	4,215	4,236	1,604
Custodian fees and expenses	2,090	7,147	7,305	2,760
Pricing fees	1,574	1,573	1,574	1,574
Professional fees	2,959	10,094	10,274	3,868
Printing fees	2,170	5,881	5,923	2,638
Other expenses	10,653	19,156	19,272	11,749
Total Expenses	94,010	287,229	287,756	116,840
Net Investment Income (Loss)	(85,228)	(266,068)	(265,424)	(100,371)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	2,395,865	6,778,472	5,923,727	1,702,617
Net change in unrealized appreciation (depreciation) of affiliated investments	1,179,327	4,677,083	4,712,261	1,965,385
Net Realized and Unrealized Gain (Loss)	3,575,192	11,455,555	10,635,988	3,668,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,489,964	$11,189,487	$10,370,564	$3,567,631
Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$21,319
Total Investment Income	21,319
EXPENSES:
Investment advisory fees (See Note 3)	25,677
Shareholder servicing fees (See Note 3)	19,257
Administration fees (See Note 3)	6,419
Accounting fees (See Note 3)	5,951
Directors’ fees and expenses	953
Custodian fees and expenses	1,604
Pricing fees	1,574
Professional fees	2,230
Printing fees	1,832
Other expenses	9,887
Total Expenses	75,384
Net Investment Income (Loss)	(54,065)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	568,010
Net change in unrealized appreciation (depreciation) of affiliated investments	1,290,587
Net Realized and Unrealized Gain (Loss)	1,858,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,804,532
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Money Market Fund		Limited Maturity Bond Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$2,402,252	$6,724,591	$1,394,793	$6,235,901
Net realized gain (loss)	—	—	365,929	(1,581,389)
Net change in unrealized appreciation (depreciation)	—	—	467,765	3,521,062
Net Increase (Decrease) in Net Assets Resulting from Operations	2,402,252	6,724,591	2,228,487	8,175,574
Distributions from:
Distributable earnings	(2,402,239)	(6,724,518)	—	—
Total Distributions	(2,402,239)	(6,724,518)	—	—
Capital Share Transactions (1):
Shares issued	29,434,236	235,216,815	3,607,403	18,787,945
Shares issued in lieu of cash distributions	2,402,239	6,724,518	—	—
Shares redeemed	(45,180,093)	(251,644,442)	(9,147,905)	(138,986,038)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,343,618)	(9,703,109)	(5,540,502)	(120,198,093)
Total Increase (Decrease)	(13,343,605)	(9,703,036)	(3,312,015)	(112,022,519)
Net Assets:
Beginning of period	140,269,200	149,972,236	73,884,603	185,907,122
End of period	$126,925,595	$140,269,200	$70,572,588	$73,884,603
(1) Shares Issued and Redeemed:
Shares issued	29,434,236	235,216,815	245,581	1,346,488
Shares issued in lieu of cash distributions	2,402,239	6,724,518	—	—
Shares redeemed	(45,180,093)	(251,644,442)	(624,212)	(9,828,679)
	(13,343,618)	(9,703,109)	(378,631)	(8,482,191)
	Quality Bond Fund		High Yield Bond Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$7,167,243	$14,477,736	$3,652,382	$7,983,641
Net realized gain (loss)	(124,708)	(1,287,348)	(412,597)	1,905,084
Net change in unrealized appreciation (depreciation)	6,872,379	(4,545,816)	2,356,610	(42,982)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,914,914	8,644,572	5,596,395	9,845,743
Capital Share Transactions (1):
Shares issued	12,720,142	72,004,918	3,154,222	7,331,575
Shares redeemed	(39,440,596)	(110,790,973)	(11,496,810)	(21,310,719)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(26,720,454)	(38,786,055)	(8,342,588)	(13,979,144)
Total Increase (Decrease)	(12,805,540)	(30,141,483)	(2,746,193)	(4,133,401)
Net Assets:
Beginning of period	363,115,734	393,257,217	125,871,691	130,005,092
End of period	$350,310,194	$363,115,734	$123,125,498	$125,871,691
(1) Shares Issued and Redeemed:
Shares issued	761,950	4,440,256	162,443	404,454
Shares redeemed	(2,379,305)	(6,879,777)	(599,505)	(1,161,485)
	(1,617,355)	(2,439,521)	(437,062)	(757,031)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Flexibly Managed Fund		Balanced Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$45,413,633	$108,304,058	$(69,616)	$(143,062)
Net realized gain (loss)	231,808,450	573,288,684	3,210,611	8,627,520
Net change in unrealized appreciation (depreciation)	24,941,455	(66,651,048)	817,296	2,677,465
Net Increase (Decrease) in Net Assets Resulting from Operations	302,163,538	614,941,694	3,958,291	11,161,923
Capital Share Transactions (1):
Shares issued	6,898,463	48,985,729	1,144,645	3,274,530
Shares redeemed	(337,179,903)	(634,127,489)	(5,040,171)	(11,641,754)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(330,281,440)	(585,141,760)	(3,895,526)	(8,367,224)
Total Increase (Decrease)	(28,117,902)	29,799,934	62,765	2,794,699
Net Assets:
Beginning of period	5,155,480,016	5,125,680,082	79,204,766	76,410,067
End of period	$5,127,362,114	$5,155,480,016	$79,267,531	$79,204,766
(1) Shares Issued and Redeemed:
Shares issued	63,211	468,553	31,764	97,110
Shares redeemed	(3,114,856)	(6,167,485)	(140,884)	(343,937)
	(3,051,645)	(5,698,932)	(109,120)	(246,827)
	Large Growth Stock Fund		Large Cap Growth Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(823,133)	$(1,566,517)	$91,171	$85,716
Net realized gain (loss)	23,918,816	27,085,031	1,747,704	9,157,440
Net change in unrealized appreciation (depreciation)	(1,839,623)	61,980,948	170,120	1,182,748
Net Increase (Decrease) in Net Assets Resulting from Operations	21,256,060	87,499,462	2,008,995	10,425,904
Capital Share Transactions (1):
Shares issued	13,632,117	16,103,806	2,397,404	6,264,549
Shares redeemed	(28,649,978)	(52,736,135)	(3,773,833)	(13,769,167)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,017,861)	(36,632,329)	(1,376,429)	(7,504,618)
Total Increase (Decrease)	6,238,199	50,867,133	632,566	2,921,286
Net Assets:
Beginning of period	363,038,518	312,171,385	70,546,407	67,625,121
End of period	$369,276,717	$363,038,518	$71,178,973	$70,546,407
(1) Shares Issued and Redeemed:
Shares issued	148,174	186,657	54,826	150,597
Shares redeemed	(308,408)	(606,116)	(86,902)	(328,640)
	(160,234)	(419,459)	(32,076)	(178,043)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Large Core Growth Fund		Large Cap Value Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(74,230)	$(274,870)	$768,159	$1,638,881
Net realized gain (loss)	2,029,000	4,890,319	5,411,879	17,451,854
Net change in unrealized appreciation (depreciation)	2,682,528	21,857,040	484,167	1,297,059
Net Increase (Decrease) in Net Assets Resulting from Operations	4,637,298	26,472,489	6,664,205	20,387,794
Capital Share Transactions (1):
Shares issued	5,614,505	8,060,539	3,764,268	3,619,839
Shares redeemed	(9,095,825)	(16,622,061)	(13,056,709)	(25,709,332)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,481,320)	(8,561,522)	(9,292,441)	(22,089,493)
Total Increase (Decrease)	1,155,978	17,910,967	(2,628,236)	(1,701,699)
Net Assets:
Beginning of period	134,736,795	116,825,828	164,631,900	166,333,599
End of period	$135,892,773	$134,736,795	$162,003,664	$164,631,900
(1) Shares Issued and Redeemed:
Shares issued	159,991	244,286	72,280	73,375
Shares redeemed	(251,717)	(483,037)	(253,301)	(516,148)
	(91,726)	(238,751)	(181,021)	(442,773)
	Large Core Value Fund		Index 500 Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$721,606	$1,338,521	$4,202,564	$8,358,617
Net realized gain (loss)	1,361,236	14,845,133	26,213,323	58,330,539
Net change in unrealized appreciation (depreciation)	2,826,965	(1,121,819)	19,600,204	108,486,223
Net Increase (Decrease) in Net Assets Resulting from Operations	4,909,807	15,061,835	50,016,091	175,175,379
Capital Share Transactions (1):
Shares issued	3,232,218	2,775,187	22,902,725	57,962,112
Shares redeemed	(8,958,587)	(27,322,974)	(49,914,925)	(109,368,113)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,726,369)	(24,547,787)	(27,012,200)	(51,406,001)
Total Increase (Decrease)	(816,562)	(9,485,952)	23,003,891	123,769,378
Net Assets:
Beginning of period	126,397,529	135,883,481	852,442,426	728,673,048
End of period	$125,580,967	$126,397,529	$875,446,317	$852,442,426
(1) Shares Issued and Redeemed:
Shares issued	94,646	86,838	442,135	1,178,499
Shares redeemed	(263,825)	(833,317)	(946,021)	(2,223,546)
	(169,179)	(746,479)	(503,886)	(1,045,047)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(331,176)	$(650,979)	$461,717	$857,805
Net realized gain (loss)	(3,435,053)	19,573,439	1,396,047	10,603,831
Net change in unrealized appreciation (depreciation)	5,823,468	(15,483,153)	(790,868)	176,923
Net Increase (Decrease) in Net Assets Resulting from Operations	2,057,239	3,439,307	1,066,896	11,638,559
Capital Share Transactions (1):
Shares issued	2,967,628	6,027,629	1,990,391	2,560,339
Shares redeemed	(11,182,649)	(23,153,599)	(6,079,333)	(16,641,734)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,215,021)	(17,125,970)	(4,088,942)	(14,081,395)
Total Increase (Decrease)	(6,157,782)	(13,686,663)	(3,022,046)	(2,442,836)
Net Assets:
Beginning of period	134,486,302	148,172,965	88,468,185	90,911,021
End of period	$128,328,520	$134,486,302	$85,446,139	$88,468,185
(1) Shares Issued and Redeemed:
Shares issued	82,315	154,135	60,884	81,134
Shares redeemed	(295,816)	(590,297)	(187,897)	(522,036)
	(213,501)	(436,162)	(127,013)	(440,902)
	Mid Core Value Fund		SMID Cap Growth Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$665,476	$1,203,888	$(211,407)	$(422,665)
Net realized gain (loss)	1,408,342	5,396,372	(2,546,511)	10,259,951
Net change in unrealized appreciation (depreciation)	(256,923)	(7,949)	(371,218)	(1,399,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,816,895	6,592,311	(3,129,136)	8,437,337
Capital Share Transactions (1):
Shares issued	2,177,400	3,569,042	3,737,019	8,561,339
Shares redeemed	(6,874,022)	(15,178,495)	(5,023,371)	(15,132,393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,696,622)	(11,609,453)	(1,286,352)	(6,571,054)
Total Increase (Decrease)	(2,879,727)	(5,017,142)	(4,415,488)	1,866,283
Net Assets:
Beginning of period	76,175,583	81,192,725	74,059,207	72,192,924
End of period	$73,295,856	$76,175,583	$69,643,719	$74,059,207
(1) Shares Issued and Redeemed:
Shares issued	56,771	98,716	79,318	165,729
Shares redeemed	(178,770)	(408,984)	(104,266)	(299,991)
	(121,999)	(310,268)	(24,948)	(134,262)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	SMID Cap Value Fund		Small Cap Growth Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$169,352	$199,892	$(187,634)	$(459,259)
Net realized gain (loss)	(469,098)	4,520,716	4,093,933	12,120,075
Net change in unrealized appreciation (depreciation)	(806,227)	(156,257)	(3,550,538)	782,105
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,105,973)	4,564,351	355,761	12,442,921
Capital Share Transactions (1):
Shares issued	2,061,308	4,791,411	2,048,493	2,991,923
Shares redeemed	(3,761,339)	(10,033,440)	(9,429,250)	(17,360,043)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,700,031)	(5,242,029)	(7,380,757)	(14,368,120)
Total Increase (Decrease)	(2,806,004)	(677,678)	(7,024,996)	(1,925,199)
Net Assets:
Beginning of period	50,480,031	51,157,709	101,005,884	102,931,083
End of period	$47,674,027	$50,480,031	$93,980,888	$101,005,884
(1) Shares Issued and Redeemed:
Shares issued	51,501	116,669	31,696	44,967
Shares redeemed	(93,642)	(249,232)	(142,897)	(264,610)
	(42,141)	(132,563)	(111,201)	(219,643)
	Small Cap Value Fund		Small Cap Index Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$577,308	$958,930	$348,713	$459,594
Net realized gain (loss)	6,250,615	11,741,536	2,466,060	6,132,288
Net change in unrealized appreciation (depreciation)	(8,947,002)	(1,174,654)	(4,868,715)	2,116,242
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,119,079)	11,525,812	(2,053,942)	8,708,124
Capital Share Transactions (1):
Shares issued	3,077,404	4,687,957	3,091,135	6,241,047
Shares redeemed	(10,169,572)	(26,348,434)	(9,617,067)	(14,817,387)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,092,168)	(21,660,477)	(6,525,932)	(8,576,340)
Total Increase (Decrease)	(9,211,247)	(10,134,665)	(8,579,874)	131,784
Net Assets:
Beginning of period	147,804,759	157,939,424	84,853,445	84,721,661
End of period	$138,593,512	$147,804,759	$76,273,571	$84,853,445
(1) Shares Issued and Redeemed:
Shares issued	61,642	94,709	94,333	189,576
Shares redeemed	(200,882)	(525,435)	(293,414)	(446,437)
	(139,240)	(430,726)	(199,081)	(256,861)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Developed International Index Fund		International Equity Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,209,998	$1,610,372	$2,143,607	$734,287
Net realized gain (loss)	2,644,671	4,522,623	18,225,871	32,665,705
Net change in unrealized appreciation (depreciation)	11,062,462	(3,554,546)	16,725,491	(18,600,897)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,917,131	2,578,449	37,094,969	14,799,095
Capital Share Transactions (1):
Shares issued	1,298,218	7,198,810	1,092,861	8,982,110
Shares redeemed	(11,419,869)	(19,347,768)	(26,460,635)	(43,347,989)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,121,651)	(12,148,958)	(25,367,774)	(34,365,879)
Total Increase (Decrease)	4,795,480	(9,570,509)	11,727,195	(19,566,784)
Net Assets:
Beginning of period	78,716,779	88,287,288	231,498,914	251,065,698
End of period	$83,512,259	$78,716,779	$243,226,109	$231,498,914
(1) Shares Issued and Redeemed:
Shares issued	65,968	393,576	24,217	216,983
Shares redeemed	(576,620)	(1,053,466)	(586,332)	(1,033,328)
	(510,652)	(659,890)	(562,115)	(816,345)
	Emerging Markets Equity Fund		Real Estate Securities Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$435,812	$443,569	$1,889,578	$2,116,993
Net realized gain (loss)	(2,061,691)	(1,859,318)	1,968,317	5,106,926
Net change in unrealized appreciation (depreciation)	10,279,342	(1,295,348)	(313,991)	120,434
Net Increase (Decrease) in Net Assets Resulting from Operations	8,653,463	(2,711,097)	3,543,904	7,344,353
Capital Share Transactions (1):
Shares issued	674,595	7,301,430	2,943,007	8,757,583
Shares redeemed	(13,022,973)	(18,341,850)	(9,890,189)	(26,533,622)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,348,378)	(11,040,420)	(6,947,182)	(17,776,039)
Total Increase (Decrease)	(3,694,915)	(13,751,517)	(3,403,278)	(10,431,686)
Net Assets:
Beginning of period	71,350,775	85,102,292	103,013,135	113,444,821
End of period	$67,655,860	$71,350,775	$99,609,857	$103,013,135
(1) Shares Issued and Redeemed:
Shares issued	60,925	675,899	85,968	271,287
Shares redeemed	(1,159,829)	(1,678,318)	(292,113)	(800,348)
	(1,098,904)	(1,002,419)	(206,145)	(529,061)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(85,228)	$(183,207)	$(266,068)	$(561,743)
Net realized gain (loss)	2,395,865	5,437,600	6,778,472	17,290,075
Net change in unrealized appreciation (depreciation)	1,179,327	1,642,125	4,677,083	4,683,803
Net Increase (Decrease) in Net Assets Resulting from Operations	3,489,964	6,896,518	11,189,487	21,412,135
Capital Share Transactions (1):
Shares issued	2,036,760	930,281	1,542,894	3,379,200
Shares redeemed	(5,520,328)	(11,012,452)	(16,167,052)	(31,524,083)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,483,568)	(10,082,171)	(14,624,158)	(28,144,883)
Total Increase (Decrease)	6,396	(3,185,653)	(3,434,671)	(6,732,748)
Net Assets:
Beginning of period	57,182,577	60,368,230	198,018,922	204,751,670
End of period	$57,188,973	$57,182,577	$194,584,251	$198,018,922
(1) Shares Issued and Redeemed:
Shares issued	68,173	33,050	50,069	116,910
Shares redeemed	(182,977)	(384,912)	(528,176)	(1,086,789)
	(114,804)	(351,862)	(478,107)	(969,879)
	Moderate Allocation Fund		Moderately Conservative Allocation Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(265,424)	$(575,577)	$(100,371)	$(216,511)
Net realized gain (loss)	5,923,727	17,480,336	1,702,617	5,285,209
Net change in unrealized appreciation (depreciation)	4,712,261	1,637,466	1,965,385	597,626
Net Increase (Decrease) in Net Assets Resulting from Operations	10,370,564	18,542,225	3,567,631	5,666,324
Capital Share Transactions (1):
Shares issued	908,265	2,763,065	1,276,539	5,091,076
Shares redeemed	(16,931,363)	(35,997,116)	(8,456,642)	(13,947,375)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,023,098)	(33,234,051)	(7,180,103)	(8,856,299)
Total Increase (Decrease)	(5,652,534)	(14,691,826)	(3,612,472)	(3,189,975)
Net Assets:
Beginning of period	199,124,068	213,815,894	75,762,776	78,952,751
End of period	$193,471,534	$199,124,068	$72,150,304	$75,762,776
(1) Shares Issued and Redeemed:
Shares issued	35,302	112,877	57,998	245,654
Shares redeemed	(660,847)	(1,464,279)	(384,522)	(659,371)
	(625,545)	(1,351,402)	(326,524)	(413,717)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Conservative Allocation Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(54,065)	$(114,212)
Net realized gain (loss)	568,010	2,417,382
Net change in unrealized appreciation (depreciation)	1,290,587	284,888
Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,532	2,588,058
Capital Share Transactions (1):
Shares issued	3,720,956	5,059,585
Shares redeemed	(6,139,973)	(11,303,265)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,419,017)	(6,243,680)
Total Increase (Decrease)	(614,485)	(3,655,622)
Net Assets:
Beginning of period	42,852,909	46,508,531
End of period	$42,238,424	$42,852,909
(1) Shares Issued and Redeemed:
Shares issued	203,511	285,876
Shares redeemed	(335,858)	(636,845)
	(132,347)	(350,969)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MONEY MARKET FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.04	—(a)	—(a)	—(a)
Net realized and unrealized gain (loss) on investment transactions	—	—	(0.00)	—	—	—
Total from investment operations	0.02	0.05	0.04	—	—	—
Less distributions:
Net investment income	(0.02)	(0.05)	(0.04)	—(a)	—(a)	—(a)
Total distributions	(0.02)	(0.05)	(0.04)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.86%#	4.67%	4.50%	0.25%	0.01%	0.24%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$126,926	$140,269	$149,972	$165,323	$162,202	$160,467
Ratio of net expenses to average net assets[3]	0.58%*	0.58%	0.57%	1.34%	0.03%	0.28%
Ratio of total expenses to average net assets[4]	0.58%*	0.58%	0.57%	0.57%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	3.72%*	4.56%	4.40%	0.25%	0.01%	0.21%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	Less than one penny per share.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.44	$ 13.67	$ 12.78	$ 13.38	$ 13.33	$ 12.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.57	0.51	0.13	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.18	0.20	0.38	(0.73)	(0.15)	0.23
Total from investment operations	0.46	0.77	0.89	(0.60)	0.05	0.47
Net asset value, end of period	$14.90	$14.44	$13.67	$12.78	$13.38	$13.33
Total return[2]	3.19%#	5.63%	6.96%	(4.49%)	0.38%	3.65%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$70,573	$73,885	$185,907	$223,724	$259,984	$254,878
Ratio of net expenses to average net assets[3]	0.74%*	0.72%	0.71%	0.70%	0.69%	0.70%
Ratio of total expenses to average net assets[4]	0.79%*	0.72%	0.71%	0.70%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	3.91%*	4.07%	3.84%	1.03%	1.46%	1.86%
Portfolio turnover rate	8%#	49%	27%	38%	73%	99%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

QUALITY BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.28	$ 15.90	$ 14.89	$ 17.24	$ 17.36	$ 16.01
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.64	0.61	0.41	0.34	0.35
Net realized and unrealized gain (loss) on investment transactions	0.32	(0.26)	0.40	(2.76)	(0.46)	1.00
Total from investment operations	0.66	0.38	1.01	(2.35)	(0.12)	1.35
Net asset value, end of period	$16.94	$16.28	$15.90	$14.89	$17.24	$17.36
Total return[2]	4.05%#	2.39%	6.78%	(13.63%)	(0.69%)	8.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$350,310	$363,116	$393,257	$354,590	$472,066	$484,474
Ratio of total expenses to average net assets	0.68%*	0.68%	0.68%	0.68%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets	4.10%*	3.97%	3.99%	2.64%	2.00%	2.11%
Portfolio turnover rate	16%#	41%	52%	38%	59%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

HIGH YIELD BOND FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.93	$ 17.55	$ 15.78	$ 16.84	$ 16.02	$ 14.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	1.12	0.96	0.76	0.68	0.71
Net realized and unrealized gain (loss) on investment transactions	0.32	0.26	0.81	(1.82)	0.14	0.41
Total from investment operations	0.89	1.38	1.77	(1.06)	0.82	1.12
Net asset value, end of period	$19.82	$18.93	$17.55	$15.78	$16.84	$16.02
Total return[2]	4.70%#	7.86%	11.22%	(6.30%)	5.12%	7.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$123,125	$125,872	$130,005	$140,603	$169,431	$167,391
Ratio of total expenses to average net assets	0.73%*	0.73%	0.73%	0.73%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	6.00%*	6.14%	5.82%	4.75%	4.15%	4.73%
Portfolio turnover rate	81%#	91%	78%	84%	94%	128%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

FLEXIBLY MANAGED FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$106.88	$ 95.04	$ 80.16	$ 91.22	$ 77.12	$ 65.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.97	2.11	1.90	1.08	0.68	0.72
Net realized and unrealized gain (loss) on investment transactions	5.63	9.73	12.98	(12.14)	13.42	10.95
Total from investment operations	6.60	11.84	14.88	(11.06)	14.10	11.67
Net asset value, end of period	$113.48	$106.88	$95.04	$80.16	$91.22	$77.12
Total return[2]	6.17%#	12.46%	18.56%	(12.12%)	18.29%	17.83%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,127,362	$5,155,480	$5,125,680	$4,596,816	$5,487,665	$4,886,355
Ratio of total expenses to average net assets	0.87%*	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets	1.81%*	2.07%	2.17%	1.30%	0.80%	1.07%
Portfolio turnover rate	59%#	85%	69%	87%	51%	88%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

BALANCED FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.76	$ 31.04	$ 26.34	$ 31.57	$ 27.27	$ 23.76
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.91	4.78	4.75	(5.17)	4.36	3.56
Total from investment operations	1.88	4.72	4.70	(5.23)	4.30	3.51
Net asset value, end of period	$37.64	$35.76	$31.04	$26.34	$31.57	$27.27
Total return[2]	5.26%#	15.20%	17.84%	(16.57%)	15.77%	14.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$79,268	$79,205	$76,410	$70,323	$92,753	$84,348
Ratio of total expenses to average net assets[3]	0.20%*	0.20%	0.20%	0.22%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	(0.18%)*	(0.18%)	(0.18%)	(0.21%)	(0.19%)	(0.20%)
Portfolio turnover rate	4%#	9%	6%	5%	11%	15%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE GROWTH STOCK FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$95.64	$ 74.05	$ 50.27	$ 83.11	$ 71.38	$ 52.10
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.22)	(0.39)	(0.25)	(0.33)	(0.48)	(0.29)
Net realized and unrealized gain (loss) on investment transactions	6.15	21.98	24.03	(32.51)	12.21	19.57
Total from investment operations	5.93	21.59	23.78	(32.84)	11.73	19.28
Net asset value, end of period	$101.57	$95.64	$74.05	$50.27	$83.11	$71.38
Total return[2]	6.20%#	29.15%	47.31%	(39.52%)	16.44%	37.01%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$369,277	$363,039	$312,171	$235,846	$428,687	$405,787
Ratio of total expenses to average net assets	0.92%*	0.93%	0.95%	0.97%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets	(0.48%)*	(0.45%)	(0.40%)	(0.55%)	(0.61%)	(0.50%)
Portfolio turnover rate	17%#	34%	35%	29%	24%	35%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.68	$ 38.49	$ 31.08	$ 38.46	$ 30.56	$ 25.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.05	0.08	0.05	0.02	0.05
Net realized and unrealized gain (loss) on investment transactions	1.28	6.14	7.33	(7.43)	7.88	5.49
Total from investment operations	1.34	6.19	7.41	(7.38)	7.90	5.54
Net asset value, end of period	$46.02	$44.68	$38.49	$31.08	$38.46	$30.56
Total return[2]	3.00%#	16.08%	23.84%	(19.19%)	25.85%	22.14%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,179	$70,546	$67,625	$62,655	$79,016	$68,536
Ratio of net expenses to average net assets[3]	0.86%*	0.87%	0.88%	0.89%	0.85%	0.88%
Ratio of total expenses to average net assets[4]	0.86%*	0.87%	0.89%	0.89%	0.85%	0.88%
Ratio of net investment income (loss) to average net assets	0.27%*	0.12%	0.22%	0.17%	0.05%	0.19%
Portfolio turnover rate	7%#	21%	21%	32%	16%	34%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.22	$ 30.27	$ 22.36	$ 48.08	$ 50.05	$ 28.52
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.07)	(0.08)	(0.19)	(0.37)	(0.22)
Net realized and unrealized gain (loss) on investment transactions	1.31	7.02	7.99	(25.53)	(1.60)	21.75
Total from investment operations	1.29	6.95	7.91	(25.72)	(1.97)	21.53
Net asset value, end of period	$38.51	$37.22	$30.27	$22.36	$48.08	$50.05
Total return[2]	3.47%#	22.96%	35.38%	(53.49%)	(3.94%)	75.49%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$135,893	$134,737	$116,826	$93,465	$205,479	$222,028
Ratio of total expenses to average net assets	0.85%*	0.85%	0.87%	0.88%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets	(0.11%)*	(0.21%)	(0.29%)	(0.67%)	(0.72%)	(0.60%)
Portfolio turnover rate	11%#	13%	109%	50%	68%	74%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.01	$ 45.32	$ 40.58	$ 42.38	$ 33.14	$ 32.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.48	0.54	0.49	0.31	0.35
Net realized and unrealized gain (loss) on investment transactions	1.91	5.21	4.20	(2.29)	8.93	0.40
Total from investment operations	2.16	5.69	4.74	(1.80)	9.24	0.75
Net asset value, end of period	$53.17	$51.01	$45.32	$40.58	$42.38	$33.14
Total return[2]	4.23%#	12.55%	11.68%	(4.25%)	27.88%	2.32%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$162,004	$164,632	$166,334	$165,481	$202,596	$177,811
Ratio of total expenses to average net assets	0.93%*	0.93%	0.94%	0.93%	0.91%	0.92%
Ratio of net investment income (loss) to average net assets	0.96%*	0.96%	1.29%	1.21%	0.80%	1.20%
Portfolio turnover rate	30%#	53%	68%	64%	49%	56%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.73	$ 30.24	$ 27.92	$ 28.85	$ 23.18	$ 22.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.32	0.32	0.28	0.32	0.31
Net realized and unrealized gain (loss) on investment transactions	1.17	3.17	2.00	(1.21)	5.35	0.29
Total from investment operations	1.37	3.49	2.32	(0.93)	5.67	0.60
Net asset value, end of period	$35.10	$33.73	$30.24	$27.92	$28.85	$23.18
Total return[2]	4.06%#	11.54%	8.31%	(3.22%)	24.46%	2.66%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$125,581	$126,398	$135,883	$161,065	$189,136	$178,959
Ratio of total expenses to average net assets	0.91%*	0.92%	0.94%	0.93%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets	1.18%*	0.99%	1.12%	1.02%	1.22%	1.52%
Portfolio turnover rate	34%#	50%	50%	50%	57%	80%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INDEX 500 FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.12	$ 42.63	$ 33.87	$ 41.45	$ 32.31	$ 27.30
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.50	0.49	0.45	0.38	0.39
Net realized and unrealized gain (loss) on investment transactions	2.94	9.99	8.27	(8.03)	8.76	4.62
Total from investment operations	3.21	10.49	8.76	(7.58)	9.14	5.01
Net asset value, end of period	$56.33	$53.12	$42.63	$33.87	$41.45	$32.31
Total return[2]	6.04%#	24.61%	25.87%	(18.29%)	28.29%	18.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$875,446	$852,442	$728,673	$622,068	$698,722	$595,933
Ratio of total expenses to average net assets	0.34%*	0.34%	0.35%	0.35%	0.34%	0.36%
Ratio of net investment income (loss) to average net assets	1.02%*	1.03%	1.30%	1.26%	1.03%	1.44%
Portfolio turnover rate	2%#	5%	4%	4%	3%	19%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.86	$ 38.02	$ 31.71	$ 45.74	$ 39.21	$ 26.23
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.10)	(0.18)	(0.15)	(0.17)	(0.28)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	0.76	1.02	6.46	(13.86)	6.81	13.09
Total from investment operations	0.66	0.84	6.31	(14.03)	6.53	12.98
Net asset value, end of period	$39.52	$38.86	$38.02	$31.71	$45.74	$39.21
Total return[2]	1.70%#	2.21%	19.90%	(30.67%)	16.66%	49.48%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$128,329	$134,486	$148,173	$134,832	$210,047	$196,992
Ratio of total expenses to average net assets	0.97%*	0.97%	0.98%	0.98%	0.98%	0.95%
Ratio of net investment income (loss) to average net assets	(0.53%)*	(0.46%)	(0.42%)	(0.50%)	(0.64%)	(0.38%)
Portfolio turnover rate	28%#	39%	30%	29%	25%	26%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.95	$ 29.08	$ 26.11	$ 27.67	$ 23.20	$ 26.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.30	0.28	0.25	0.14	0.23
Net realized and unrealized gain (loss) on investment transactions	0.27	3.57	2.69	(1.81)	4.33	(3.48)
Total from investment operations	0.45	3.87	2.97	(1.56)	4.47	(3.25)
Net asset value, end of period	$33.40	$32.95	$29.08	$26.11	$27.67	$23.20
Total return[2]	1.37%#	13.31%	11.38%	(5.64%)	19.27%	(12.29%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$85,446	$88,468	$90,911	$88,708	$104,076	$94,762
Ratio of net expenses to average net assets[3]	0.83%*	0.83%	0.83%	0.83%	0.82%	0.82%
Ratio of total expenses to average net assets[4]	0.83%*	0.83%	0.84%	0.84%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	1.10%*	0.93%	1.04%	0.96%	0.54%	1.13%
Portfolio turnover rate	23%#	34%	46%	46%	59%	122%(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CORE VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.13	$ 35.18	$ 33.21	$ 33.70	$ 27.37	$ 26.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.56	0.57	0.53	0.39	0.35
Net realized and unrealized gain (loss) on investment transactions	0.60	2.39	1.40	(1.02)	5.94	0.08
Total from investment operations	0.95	2.95	1.97	(0.49)	6.33	0.43
Net asset value, end of period	$39.08	$38.13	$35.18	$33.21	$33.70	$27.37
Total return[2]	2.49%#	8.39%	5.93%	(1.45%)	23.13%	1.60%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$73,296	$76,176	$81,193	$86,950	$94,537	$94,077
Ratio of total expenses to average net assets	1.05%*	1.04%	1.05%	1.04%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	1.82%*	1.51%	1.71%	1.61%	1.25%	1.46%
Portfolio turnover rate	39%#	54%	44%	74%	51%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.61	$ 46.00	$ 40.36	$ 56.43	$ 52.38	$ 34.39
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.15)	(0.29)	(0.19)	(0.24)	(0.43)	(0.25)
Net realized and unrealized gain (loss) on investment transactions	(2.07)	5.90	5.83	(15.83)	4.48	18.24
Total from investment operations	(2.22)	5.61	5.64	(16.07)	4.05	17.99
Net asset value, end of period	$49.39	$51.61	$46.00	$40.36	$56.43	$52.38
Total return[2]	(4.30%)#	12.20%	13.97%	(28.48%)	7.73%	52.31%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$69,644	$74,059	$72,193	$70,381	$103,780	$96,010
Ratio of total expenses to average net assets	1.05%*	1.05%	1.05%	1.05%	1.02%	1.05%
Ratio of net investment income (loss) to average net assets	(0.62%)*	(0.57%)	(0.45%)	(0.56%)	(0.77%)	(0.65%)
Portfolio turnover rate	66%#	84%	70%	70%	65%	97%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.90	$ 38.25	$ 32.79	$ 39.02	$ 28.78	$ 28.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.16	0.18	0.20	0.22	0.18
Net realized and unrealized gain (loss) on investment transactions	(1.03)	3.49	5.28	(6.43)	10.02	0.23
Total from investment operations	(0.89)	3.65	5.46	(6.23)	10.24	0.41
Net asset value, end of period	$41.01	$41.90	$38.25	$32.79	$39.02	$28.78
Total return[2]	(2.13%)#	9.54%	16.65%	(15.97%)	35.58%	1.45%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$47,674	$50,480	$51,158	$54,653	$71,810	$57,672
Ratio of total expenses to average net assets	1.17%*	1.18%	1.19%	1.18%	1.15%	1.17%
Ratio of net investment income (loss) to average net assets	0.72%*	0.40%	0.52%	0.58%	0.61%	0.77%
Portfolio turnover rate	37%#	55%	49%	42%	53%	55%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP GROWTH FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$69.10	$ 61.22	$ 51.60	$ 68.11	$ 62.66	$ 47.45
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.13)	(0.29)	(0.23)	(0.23)	(0.41)	(0.28)
Net realized and unrealized gain (loss) on investment transactions	0.61	8.17	9.85	(16.28)	5.86	15.49
Total from investment operations	0.48	7.88	9.62	(16.51)	5.45	15.21
Net asset value, end of period	$69.58	$69.10	$61.22	$51.60	$68.11	$62.66
Total return[2]	0.70%#	12.88%	18.64%	(24.24%)	8.70%	32.06%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$93,981	$101,006	$102,931	$96,426	$140,210	$142,595
Ratio of total expenses to average net assets	1.00%*	1.01%	1.03%	1.02%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets	(0.40%)*	(0.45%)	(0.41%)	(0.42%)	(0.61%)	(0.60%)
Portfolio turnover rate	13%#	18%	22%	13%	19%	28%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP VALUE FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.21	$ 48.42	$ 43.46	$ 50.97	$ 40.24	$ 39.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.31	0.32	0.29	0.10	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.93)	3.48	4.64	(7.80)	10.63	0.73
Total from investment operations	(0.72)	3.79	4.96	(7.51)	10.73	0.92
Net asset value, end of period	$51.49	$52.21	$48.42	$43.46	$50.97	$40.24
Total return[2]	(1.38%)#	7.83%	11.41%	(14.74%)	26.67%	2.34%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$138,594	$147,805	$157,939	$154,683	$199,173	$179,912
Ratio of net expenses to average net assets[3]	0.99%*	1.00%	1.02%	1.01%	0.98%	1.02%
Ratio of total expenses to average net assets[4]	0.99%*	1.01%	1.03%	1.01%	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	0.84%*	0.63%	0.74%	0.64%	0.21%	0.58%
Portfolio turnover rate	45%#	84%	56%	57%	67%	84%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP INDEX FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.98	$ 31.58	$ 27.17	$ 34.42	$ 30.10	$ 25.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.18	0.23	0.18	0.10	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.88)	3.22	4.18	(7.43)	4.22	4.78
Total from investment operations	(0.73)	3.40	4.41	(7.25)	4.32	4.88
Net asset value, end of period	$34.25	$34.98	$31.58	$27.17	$34.42	$30.10
Total return[2]	(2.09%)#	10.77%	16.23%	(21.06%)	14.35%	19.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$76,274	$84,853	$84,722	$80,151	$98,827	$75,852
Ratio of net expenses to average net assets[3]	0.72%*	0.71%	0.71%	0.70%	0.70%	0.74%
Ratio of total expenses to average net assets[4]	0.72%*	0.71%	0.71%	0.70%	0.70%	0.75%
Ratio of net investment income (loss) to average net assets	0.91%*	0.54%	0.81%	0.62%	0.30%	0.43%
Portfolio turnover rate	10%#	17%	14%	18%	31%	27%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

DEVELOPED INTERNATIONAL INDEX FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.94	$ 17.49	$ 14.92	$ 17.62	$ 15.94	$ 14.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.35	0.33	0.34	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	3.31	0.10	2.24	(3.04)	1.40	0.96
Total from investment operations	3.60	0.45	2.57	(2.70)	1.68	1.15
Net asset value, end of period	$21.54	$17.94	$17.49	$14.92	$17.62	$15.94
Total return[2]	20.07%#	2.57%	17.23%	(15.32%)	10.54%	7.78%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$83,512	$78,717	$88,287	$85,483	$114,158	$109,296
Ratio of net expenses to average net assets[3]	0.94%*	0.94%	0.93%	0.90%	0.85%	0.89%
Ratio of total expenses to average net assets[4]	0.96%*	0.94%	0.93%	0.90%	0.85%	0.89%
Ratio of net investment income (loss) to average net assets	3.00%*	1.93%	2.05%	2.25%	1.66%	1.39%
Portfolio turnover rate	2%#	2%	3%	3%	3%	5%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INTERNATIONAL EQUITY FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.74	$ 39.46	$ 34.24	$ 43.79	$ 39.02	$ 33.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.12	0.07	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	6.66	2.16	5.15	(9.54)	4.81	5.12
Total from investment operations	7.07	2.28	5.22	(9.55)	4.77	5.07
Net asset value, end of period	$48.81	$41.74	$39.46	$34.24	$43.79	$39.02
Total return[2]	16.94%#	5.78%	15.25%	(21.81%)	12.23%	14.93%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$243,226	$231,499	$251,066	$258,905	$353,005	$336,274
Ratio of total expenses to average net assets	1.07%*	1.07%	1.08%	1.07%	1.03%	1.06%
Ratio of net investment income (loss) to average net assets	1.82%*	0.30%	0.19%	(0.02%)	(0.10%)	(0.14%)
Portfolio turnover rate	118%#	152%	95%	52%	76%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

EMERGING MARKETS EQUITY FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.56	$ 10.97	$ 10.79	$ 14.08	$ 14.93	$ 13.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.06	0.05	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investment transactions	1.33	(0.47)	0.13	(3.36)	(0.86)	1.43
Total from investment operations	1.40	(0.41)	0.18	(3.29)	(0.85)	1.41
Net asset value, end of period	$11.96	$10.56	$10.97	$10.79	$14.08	$14.93
Total return[2]	13.26%#	(3.74%)	1.67%	(23.37%)	(5.69%)	10.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$67,656	$71,351	$85,102	$94,075	$130,637	$145,335
Ratio of total expenses to average net assets	1.36%*	1.34%	1.33%	1.33%	1.25%	1.32%
Ratio of net investment income (loss) to average net assets	1.25%*	0.55%	0.50%	0.55%	0.07%	(0.19%)
Portfolio turnover rate	58%#	72%	47%	64%	68%	121%(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

REAL ESTATE SECURITIES FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.41	$ 31.40	$ 28.09	$ 37.63	$ 26.37	$ 27.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.64	0.66	0.52	0.28	0.39
Net realized and unrealized gain (loss) on investment transactions	0.57	1.37	2.65	(10.06)	10.98	(1.27)
Total from investment operations	1.21	2.01	3.31	(9.54)	11.26	(0.88)
Net asset value, end of period	$34.62	$33.41	$31.40	$28.09	$37.63	$26.37
Total return[2]	3.62%#	6.40%	11.78%	(25.35%)	42.70%	(3.23%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$99,610	$103,013	$113,445	$99,505	$140,061	$121,063
Ratio of total expenses to average net assets	0.98%*	0.97%	0.97%	0.97%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets	3.81%*	1.96%	2.30%	1.63%	0.89%	1.59%
Portfolio turnover rate	12%#	29%	34%	27%	34%	64%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.76	$ 26.55	$ 23.01	$ 27.23	$ 23.39	$ 21.41
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.07)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	1.94	3.30	3.61	(4.14)	3.92	2.05
Total from investment operations	1.89	3.21	3.54	(4.22)	3.84	1.98
Net asset value, end of period	$31.65	$29.76	$26.55	$23.01	$27.23	$23.39
Total return[2]	6.35%#	12.09%	15.38%	(15.50%)	16.42%	9.25%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$57,189	$57,183	$60,368	$55,617	$70,657	$70,074
Ratio of total expenses to average net assets[3]	0.33%*	0.34%	0.34%	0.34%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.30%)*	(0.31%)	(0.30%)	(0.33%)	(0.33%)	(0.33%)
Portfolio turnover rate	10%#	12%	18%	17%	18%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.26	$ 27.25	$ 23.81	$ 27.84	$ 24.14	$ 22.06
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.07)	(0.07)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.86	3.09	3.51	(3.96)	3.78	2.14
Total from investment operations	1.82	3.01	3.44	(4.03)	3.70	2.08
Net asset value, end of period	$32.08	$30.26	$27.25	$23.81	$27.84	$24.14
Total return[2]	6.02%#	11.05%	14.45%	(14.47%)	15.33%	9.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$194,584	$198,019	$204,752	$192,855	$246,473	$227,084
Ratio of total expenses to average net assets[3]	0.30%*	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.28%)	(0.28%)	(0.30%)	(0.29%)	(0.30%)
Portfolio turnover rate	6%#	14%	18%	15%	12%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.34	$ 23.22	$ 20.59	$ 23.89	$ 21.46	$ 19.55
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.06)	(0.06)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.46	2.19	2.69	(3.24)	2.50	1.97
Total from investment operations	1.42	2.12	2.63	(3.30)	2.43	1.91
Net asset value, end of period	$26.76	$25.34	$23.22	$20.59	$23.89	$21.46
Total return[2]	5.56%#	9.13%	12.77%	(13.81%)	11.32%	9.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$193,472	$199,124	$213,816	$220,593	$288,061	$285,910
Ratio of total expenses to average net assets[3]	0.30%*	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.27%)	(0.28%)	(0.30%)	(0.29%)	(0.30%)
Portfolio turnover rate	5%#	14%	15%	11%	12%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.75	$ 20.26	$ 18.30	$ 20.62	$ 18.99	$ 17.58
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.13	1.55	2.01	(2.26)	1.69	1.46
Total from investment operations	1.10	1.49	1.96	(2.32)	1.63	1.41
Net asset value, end of period	$22.85	$21.75	$20.26	$18.30	$20.62	$18.99
Total return[2]	5.06%#	7.35%	10.71%	(11.25%)	8.58%	8.02%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$72,150	$75,763	$78,953	$81,079	$99,775	$94,485
Ratio of total expenses to average net assets[3]	0.32%*	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income (loss) to average net assets	(0.28%)*	(0.27%)	(0.28%)	(0.31%)	(0.31%)	(0.31%)
Portfolio turnover rate	4%#	25%	16%	16%	20%	23%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Six Months Ended 6/30/25 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.03	$ 17.05	$ 15.64	$ 17.35	$ 16.60	$ 15.51
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.04)	(0.04)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.81	1.02	1.45	(1.66)	0.81	1.14
Total from investment operations	0.79	0.98	1.41	(1.71)	0.75	1.09
Net asset value, end of period	$18.82	$18.03	$17.05	$15.64	$17.35	$16.60
Total return[2]	4.38%#	5.75%	9.02%	(9.86%)	4.52%	7.03%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$42,238	$42,853	$46,509	$47,950	$59,188	$61,854
Ratio of total expenses to average net assets[3]	0.35%*	0.35%	0.35%	0.35%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.25%)*	(0.25%)	(0.26%)	(0.33%)	(0.33%)	(0.33%)
Portfolio turnover rate	10%#	34%	15%	12%	23%	30%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

1 —  Organization
Penn Series Funds, Inc. (“Penn Series”) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company (“Penn Mutual”) and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual’s employee benefit plans.
Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (each a “Fund” and collectively, the “Funds”). Penn Series also has the authority to issue shares in three additional funds, each of which would have their own investment objective and policies.
Fund of Funds (“FOFs”) – Each Penn Series FOF seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each of the following is a Penn Series FOFs: Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds.
2 —  Significant Accounting Policies
The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material. The Funds are investment companies and follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 946.
Security Valuation:
Effective September 8, 2022, in conjunction with and pursuant to the requirements of the 1940 Act and Rule 2a-5 (the “Rule”), the Board of the Penn Series Funds, Inc. (“Board”) has designated Penn Mutual Asset Management LLC (“PMAM” or the “Adviser”) as the Valuation Designee for the Funds. As Valuation Designee, PMAM has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable.  PMAM has adopted policies and procedures related to the Rule, and established a Valuation Committee for Registered Investment Companies to oversee valuation practices including fair valuation of all Fund investments.
Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.
Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities valued according to these valuation methods are categorized as Level 1 in the fair value hierarchy described below. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing valuation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these valuation methods are generally categorized as Level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the valuation date.
Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded. Although derivatives may be subject to netting provisions, as discussed further in Note 7, derivatives held are valued at their gross amounts.
Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.
The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.
Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Level 3 items at June 30, 2025 consist of equities in the High Yield Bond Fund, Flexibly Managed Fund, Large Growth Stock Fund and Small Cap Index Fund, respectively which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue. For certain loan agreements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of all securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Loan Agreements — Certain Funds may invest in loan agreements, also known as bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with terms of the credit agreement against the borrower, and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the Fund is subject to nonperformance by the counterparty.
Security Transactions, Investment Income and Expenses — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on debt and fixed income securities are accreted and amortized using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds of the FOFs. Other expenses attributable to the Funds are allocated in accordance with methodologies, which are reviewed with the Board of Directors no less than annually.
Dividends to Shareholders — Except for the Money Market Fund, all or a portion of each Fund’s undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2025 were deemed distributed as consent dividends to each respective Fund’s shareholders in place of regular distributions. As consent dividends, shareholders of each Fund agree to treat their share of undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2025, respectively, as dividend income and net capital gains for tax purposes. In the case of the Money Market Fund, dividends paid from undistributed net investment income and accumulated net realized gain on investments are declared daily and paid monthly.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with accounting principles generally accepted in the United States. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.
The character of distributions received from Real Estate Investment Trusts (“REITs”) held by a Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from the underlying REITs based on historical data provided by the REITs.
Foreign Capital Gains Taxes— The International Equity Fund and Emerging Markets Equity Fund accrue capital gains tax on unrealized and realized gains for certain securities of issuers domiciled in India. At June 30, 2025, Emerging Markets Equity Fund had accrued capital gains taxes of $173,538, which is reflected in the Statement of Assets and Liabilities. For the six months ended June 30, 2025, the International Equity Fund and Emerging Markets Equity Fund had realized capital gains tax expense of $6 and $1,615, respectively, which is reflected in the Net realized gain (loss) on Investments line item in the Statement of Operations.
3 — Investment Advisory and Other Corporate Services
Investment Advisory Services
PMAM serves as investment adviser to each series of Penn Series. With the exception of the Money Market, Limited Maturity, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds, PMAM has entered into sub-advisory agreements to provide investment management services to each of the Funds.
Each of the Funds pay PMAM, on a monthly basis, an advisory fee accrued daily based on the average daily net assets of the Fund, at the following rates pursuant to the investment advisory agreements:
Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	None	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Balanced Fund	None	None
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	0.69% of the first $250,000,000; 0.65% of the next $250,000,000; 0.62% over $500,000,000.
Large Cap Growth Fund	Massachusetts Financial Services Company	0.53%
Large Core Growth Fund	Delaware Investments Fund Advisers	0.58%
Large Cap Value Fund	AllianceBernstein, LP	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Large Core Value Fund	Eaton Vance Management	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.
Index 500 Fund	SSgA Fund Management, Inc.	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	Delaware Investments Fund Advisers	0.68%
Mid Cap Value Fund	Janus Henderson Investors US LLC	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.68%
SMID Cap Growth Fund	Goldman Sachs Asset Management, LP	0.73%
SMID Cap Value Fund	AllianceBernstein, LP	0.80%
Small Cap Growth Fund	Janus Henderson Investors US LLC	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Small Cap Value Fund	Goldman Sachs Asset Management, LP	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.
Small Cap Index Fund	SSgA Fund Management, Inc.	0.30%
Developed International Index Fund	SSgA Fund Management, Inc.	0.30%
International Equity Fund	Vontobel Asset Management, Inc.	0.81% of the first $200,000,000; 0.61% over $200,000,000.
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	0.83%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.70%
Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
For providing investment management services to the Funds, PMAM pays each sub-adviser, on a monthly basis, a subadvisory fee.
Administrative and Corporate, Co-Administrative and Shareholder Services
Each of the Funds pays Penn Mutual, on a quarterly basis, 0.01% of the Fund’s average daily net assets under a revised administrative and corporate services agreement and 0.09% under a shareholder servicing agreement. Each of the Funds pays PMAM, on a quarterly basis, 0.02% of the Fund’s average daily assets under a co-administrative agreement. These fees are accrued daily.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Fund Administration and Accounting Services
Under a fund administration and accounting agreement, BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as accounting agent for Penn Series. Each of the Funds, except the FOFs, International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund, pays BNY Mellon, on a monthly basis, an annual fee accrued daily based on the average daily net assets of the Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. With the exception of the FOFs, International Equity Fund, Emerging Markets Equity Fund, Developed International Index Fund and Money Market Fund, the minimum annual fee each Fund must pay is $27,500. The annual accounting fee for each of the FOFs is an asset-based fee of 0.010% of FOF’s average daily net assets, exclusive of out-of-pocket expenses. Each FOF’s minimum annual fee is $12,000. The minimum annual fee is $48,000 for each of the International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund. The Money Market Fund pays no minimum annual fee. Each of the International Equity, Emerging Markets Equity and Developed International Index Funds pays BNY Mellon, on a monthly basis, an annual 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter. In addition, each of the Funds pays BNY Mellon approximately 0.010% of the Fund’s average daily net assets for tax and regulatory administration services.
Transfer Agent Services
Under a transfer agency agreement, BNY Mellon serves as transfer agent for Penn Series.
Custodial Services
The Bank of New York Mellon, Inc., serves as custodian for Penn Series. In addition to transaction charges and out-of-pocket expenses, each of the Funds pay The Bank of New York Mellon, Inc., on a monthly basis, an annual custody fee of 0.007% for U.S. securities. The Bank of New York Mellon, Inc. serves as foreign custodian for Penn Series. There is a separate custody fee schedule for foreign securities.
Expenses and Limitations Thereon
Each Fund bears all expenses of its operations other than those incurred by PMAM and, if applicable its sub-adviser under its respective investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. PMAM and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other capitalized expenses and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows:
Fund	Expense Limitation
Money Market Fund	0.64%
Limited Maturity Bond Fund	0.74%
Quality Bond Fund	0.73%
High Yield Bond Fund	0.92%
Flexibly Managed Fund	0.94%
Balanced Fund	0.79%
Large Growth Stock Fund	1.02%
Large Cap Growth Fund	0.89%
Large Core Growth Fund	0.90%
Large Cap Value Fund	0.96%
Large Core Value Fund	0.96%
Index 500 Fund	0.42%
Mid Cap Growth Fund	1.00%
Mid Cap Value Fund	0.83%
Fund	Expense Limitation
Mid Core Value Fund	1.11%
SMID Cap Growth Fund	1.07%
SMID Cap Value Fund	1.26%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Small Cap Index Fund	0.74%
Developed International Index Fund	0.94%
International Equity Fund	1.20%
Emerging Markets Equity Fund	1.78%
Real Estate Securities Fund	1.02%
Aggressive Allocation Fund*	0.40%
Moderately Aggressive Allocation Fund*	0.34%
Moderate Allocation Fund*	0.34%

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Fund	Expense Limitation
Moderately Conservative Allocation Fund*	0.35%
Fund	Expense Limitation
Conservative Allocation Fund*	0.38%

*	For FOFs, with the exception of the Balanced Fund, the operating expense limit applies only at the Fund level and does not limit the fees indirectly incurred by the FOFs through their investments in the Underlying Funds.
Effective September 10, 2009, Penn Series, on behalf of its Money Market Fund, PMAM, and Penn Mutual, entered into an agreement whereby PMAM and Penn Mutual may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and expense reimbursement commitments in an effort to maintain a minimum net distribution yield for the Money Market Fund. Under the agreement, PMAM and Penn Mutual may, subject to certain minimum yield criteria, as well as a prospective three-year reimbursement period, recapture from the Money Market Fund any fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the Fund to PMAM and/or Penn Mutual are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the Fund’s future yield.
If, at the end of each month, there is no liability of PMAM and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the preceding three fiscal years have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction is eligible to be recaptured by PMAM and Penn Mutual and, if recaptured, would become payable by the Funds to PMAM and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month, as applicable. Penn Mutual and/or PMAM’s election not to recapture the amount of any reduction and reimbursement to which it is entitled in no way impairs the rights of Penn Mutual and/or PMAM to subsequently recapture such amount, provided that such amount remains eligible for recapture and would not cause the Fund to exceed its expense limit for that fee payment period.
As of June 30, 2025, the Mid Cap Value Fund and Developed International Index Fund had waived and/or reimbursed advisory fees that are subject to potential recapture by PMAM through the periods stated below. If not recaptured, the waived and/or reimbursed advisory fees will expire according to the table below:
	December 31, 2026	December 31, 2027	December 31, 2028	Total
Limited Maturity Bond Fund	$—	$—	$ 16,296	$ 16,296
Mid Cap Value Fund	6,541	2,564	1,202	10,307
Developed International Index Fund	—	2,559	8,832	11,391
During the six months ended June 30, 2025, previously waived advisory fees were recaptured by PMAM. The recaptured fees are shown as recaptured advisory fees on the statement of operations and are as follows:

Mid Cap Value Fund	$ 257
Small Cap Value Fund	3,151
Total fees of $202,500 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the six months ended June 30, 2025. Directors who are also employees of PMAM or its affiliates and officers of the Company receive no compensation from the Company for their services.
4 — Related Party Transactions
Certain Funds affect trades for security purchase and sale transactions through brokers that are affiliates of the Adviser or the sub-advisers. Commissions paid on those trades from the Funds for the six months ended June 30, 2025 were as follows:

SMID Cap Growth Fund	$ 1,790
Small Cap Value Fund	2,567

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Cross trades for the six months ended June 30, 2025, were executed by the Funds pursuant to procedures adopted by the Board of Directors designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board of Directors review such transactions for compliance with the procedures adopted by the Board of Directors. Pursuant to these procedures, for the six months ended June 30, 2025, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gain (loss) as follows:
	Purchases	Sales	Net Realized Gain (Loss)
Large Growth Stock Fund	$ —	$662,510	$122,563
Large Cap Growth Fund	43,663	—	—
A Summary of the FOF’s total long-term and short-term purchases and sales of the shares of the underlying Funds during the six months ended June 30, 2025 were as follows:
Balanced Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 60.3%
Penn Series Index 500 Fund*	$47,031,032	$2,017,636	$4,027,107	$2,779,043	$6,817	$47,807,421	848,703	$—
Affiliated Fixed Income Funds — 39.3%
Penn Series Quality Bond Fund*	32,030,177	1,370,517	3,519,039	431,568	810,479	31,123,702	1,837,290	—
	$79,061,209	$3,388,153	$7,546,146	$3,210,611	$817,296	$78,931,123		$—
*	Non-income producing security.
Aggressive Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 76.4%
Penn Series Flexibly Managed Fund*	$5,168,560	$178,917	$590,558	$132,674	$170,009	$5,059,602	44,586	$—
Penn Series Index 500 Fund*	15,361,804	887,761	1,723,086	779,856	129,188	15,435,523	274,019	—
Penn Series Large Cap Growth Fund*	568,707	38,374	54,275	23,393	(6,402)	569,797	12,381	—
Penn Series Large Cap Value Fund*	3,398,013	193,160	352,433	146,773	(7,331)	3,378,182	63,535	—
Penn Series Large Core Growth Fund*	2,278,688	175,370	254,662	27,889	53,454	2,280,739	59,225	—
Penn Series Large Core Value Fund*	2,262,574	137,403	234,389	97,125	(7,968)	2,254,745	64,238	—
Penn Series Large Growth Stock Fund*	567,633	2,222,586	148,698	46,200	200,095	2,887,816	28,432	—
Penn Series Mid Cap Growth Fund*	1,103,947	139,085	120,403	54,613	(28,784)	1,148,458	29,060	—
Penn Series Mid Cap Value Fund*	1,121,144	98,725	108,548	25,232	(9,148)	1,127,405	33,755	—
Penn Series Mid Core Value Fund*	2,845,635	207,969	327,298	101,874	(31,503)	2,796,677	71,563	—
Penn Series Real Estate Securities Fund*	2,812,516	160,619	307,999	83,658	17,166	2,765,960	79,895	—
Penn Series Small Cap Growth Fund*	1,121,804	24,746	1,069,207	228,344	(305,687)	—	—	—
Penn Series Small Cap Index Fund*	1,668,841	232,218	162,823	(12,505)	(15,142)	1,710,589	49,944	—
Penn Series SMID Cap Growth Fund*	1,111,990	178,498	108,548	50,885	(89,414)	1,143,411	23,151	—
Penn Series SMID Cap Value Fund*	1,113,252	149,805	108,548	37,562	(58,416)	1,133,655	27,643	—
Affiliated Fixed Income Funds — 6.8%
Penn Series Limited Maturity Bond Fund*	586,389	34,357	84,927	7,458	10,378	553,655	37,158	—
Penn Series Quality Bond Fund*	3,487,334	235,008	509,323	40,653	95,810	3,349,482	197,726	—
Affiliated International Equity Funds — 15.7%
Penn Series Developed International Index Fund*	2,838,500	82,957	643,345	282,772	247,804	2,808,688	130,394	—
Penn Series Emerging Markets Equity Fund*	2,248,836	63,695	1,425,943	(133,486)	380,718	1,133,820	94,801	—
Penn Series International Equity Fund*	5,110,558	149,322	1,023,863	374,895	434,500	5,045,412	103,369	—
	$56,776,725	$5,590,575	$9,358,876	$2,395,865	$1,179,327	$56,583,616		$—
*	Non-income producing security.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Moderately Aggressive Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 68.9%
Penn Series Flexibly Managed Fund*	$17,884,778	$101,727	$1,660,544	$1,042,830	$(14,348)	$17,354,443	152,930	$—
Penn Series Index 500 Fund*	47,249,700	1,914,820	4,836,930	2,177,446	556,564	47,061,600	835,462	—
Penn Series Large Cap Growth Fund*	1,967,886	88,752	158,772	92,017	(35,438)	1,954,445	42,469	—
Penn Series Large Cap Value Fund*	11,758,019	320,740	966,731	457,457	17,888	11,587,373	217,931	—
Penn Series Large Core Growth Fund*	3,942,458	2,143,986	537,538	55,344	263,166	5,867,416	152,361	—
Penn Series Large Core Value Fund*	7,829,144	244,069	640,552	290,745	10,246	7,733,652	220,331	—
Penn Series Large Growth Stock Fund*	1,964,157	3,770,850	271,690	140,730	339,298	5,943,345	58,515	—
Penn Series Mid Cap Growth Fund*	3,819,942	410,104	377,546	224,847	(138,212)	3,939,135	99,675	—
Penn Series Mid Cap Value Fund*	1,939,725	125,730	158,771	36,567	(9,813)	1,933,438	57,887	—
Penn Series Mid Core Value Fund*	9,846,703	427,961	916,593	282,674	(48,094)	9,592,651	245,462	—
Penn Series Real Estate Securities Fund*	9,732,119	264,998	846,131	228,614	107,221	9,486,821	274,027	—
Penn Series Small Cap Growth Fund*	1,940,867	9,253	1,819,098	440,726	(571,748)	—	—	—
Penn Series Small Cap Index Fund*	7,699,489	101,538	1,684,817	(173,433)	(75,478)	5,867,299	171,308	—
Penn Series SMID Cap Growth Fund*	1,923,882	265,741	162,974	76,741	(142,485)	1,960,905	39,702	—
Penn Series SMID Cap Value Fund*	3,852,124	426,184	317,543	123,370	(195,763)	3,888,372	94,815	—
Affiliated Fixed Income Funds — 16.7%
Penn Series Limited Maturity Bond Fund*	4,058,206	119,577	501,495	42,111	79,590	3,797,989	254,899	—
Penn Series Quality Bond Fund*	30,168,461	1,143,395	3,753,523	44,435	1,118,034	28,720,802	1,695,443	—
Affiliated International Equity Funds — 13.9%
Penn Series Developed International Index Fund*	9,821,875	55,333	2,048,811	656,902	1,149,463	9,634,762	447,296	—
Penn Series Emerging Markets Equity Fund*	5,836,188	33,200	2,637,550	(353,443)	1,010,883	3,889,278	325,191	—
Penn Series International Equity Fund*	13,754,160	77,466	2,518,355	891,792	1,256,109	13,461,172	275,787	—
	$196,989,883	$12,045,424	$26,815,964	$6,778,472	$4,677,083	$193,674,898		$—
*	Non-income producing security.
Moderate Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 53.1%
Penn Series Flexibly Managed Fund*	$17,882,666	$63,093	$1,675,298	$1,053,827	$(22,682)	$17,301,606	152,464	$—
Penn Series Index 500 Fund*	39,370,411	1,951,468	4,520,514	2,037,214	257,908	39,096,487	694,062	—
Penn Series Large Cap Growth Fund*	1,967,647	98,323	174,944	111,291	(53,899)	1,948,418	42,339	—
Penn Series Large Cap Value Fund*	5,878,230	165,473	506,876	208,102	31,085	5,776,014	108,633	—
Penn Series Large Core Growth Fund*	—	1,919,397	152,215	4,895	177,683	1,949,760	50,630	—
Penn Series Large Core Value Fund*	3,914,035	127,521	337,917	163,193	(11,790)	3,855,042	109,830	—
Penn Series Large Growth Stock Fund*	1,963,965	1,947,870	179,839	94,075	123,735	3,949,806	38,888	—
Penn Series Mid Cap Growth Fund*	3,819,412	445,450	426,573	201,368	(112,740)	3,926,917	99,365	—
Penn Series Mid Core Value Fund*	9,845,349	337,467	855,546	264,769	(28,406)	9,563,633	244,719	—
Penn Series Real Estate Securities Fund*	7,784,620	187,153	675,835	179,363	91,781	7,567,082	218,575	—
Penn Series Small Cap Index Fund*	5,773,886	30,227	1,690,422	(185,847)	(28,380)	3,899,464	113,853	—
Penn Series SMID Cap Growth Fund*	1,923,636	283,126	187,448	87,703	(152,166)	1,954,851	39,580	—
Penn Series SMID Cap Value Fund*	1,925,787	216,844	168,959	65,813	(101,258)	1,938,227	47,262	—
Affiliated Fixed Income Funds — 36.5%
Penn Series High Yield Bond Fund*	8,060,059	69,992	869,723	277,149	74,562	7,612,039	384,059	—
Penn Series Limited Maturity Bond Fund*	6,086,665	126,224	715,173	60,574	121,668	5,679,958	381,205	—
Penn Series Quality Bond Fund*	60,330,018	1,753,883	7,131,581	750,937	1,565,437	57,268,694	3,380,678	—
Affiliated International Equity Funds — 9.9%
Penn Series Developed International Index Fund*	7,856,584	28,042	1,644,664	553,484	890,748	7,684,194	356,741	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Moderate Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Penn Series Emerging Markets Equity Fund*	$5,835,336	$20,379	$2,635,098	$(557,071)	$1,213,728	$3,877,274	324,187	$—
Penn Series International Equity Fund*	7,858,561	28,042	1,446,174	552,888	675,247	7,668,564	157,110	—
	$198,076,867	$9,799,974	$25,994,799	$5,923,727	$4,712,261	$192,518,030		$—
*	Non-income producing security.
Moderately Conservative Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 35.9%
Penn Series Flexibly Managed Fund*	$5,979,826	$176,398	$768,551	$381,208	$(40,579)	$5,728,302	50,478	$—
Penn Series Index 500 Fund*	9,626,941	743,868	1,456,149	501,770	49,057	9,465,487	168,036	—
Penn Series Large Cap Growth Fund*	740,200	57,550	92,868	26,676	(5,826)	725,732	15,770	—
Penn Series Large Cap Value Fund*	2,211,283	105,530	254,103	117,404	(28,755)	2,151,359	40,462	—
Penn Series Large Core Value Fund*	1,472,391	77,234	169,402	32,585	23,056	1,435,864	40,908	—
Penn Series Mid Core Value Fund*	2,222,208	117,271	254,103	118,159	(66,306)	2,137,229	54,689	—
Penn Series Real Estate Securities Fund*	2,928,355	128,130	338,805	11,197	89,503	2,818,380	81,409	—
Penn Series Small Cap Index Fund*	723,981	103,134	88,343	(9,020)	(3,552)	726,200	21,203	—
Penn Series SMID Cap Value Fund*	724,424	96,162	84,701	27,679	(41,649)	721,915	17,603	—
Affiliated Fixed Income Funds — 56.1%
Penn Series High Yield Bond Fund*	3,790,198	60,623	470,716	79,545	84,387	3,544,037	178,811	—
Penn Series Limited Maturity Bond Fund*	5,342,889	131,640	697,342	72,100	87,109	4,936,396	331,302	—
Penn Series Quality Bond Fund*	34,043,749	1,123,986	4,472,903	48,441	1,252,796	31,996,069	1,888,788	—
Affiliated International Equity Funds — 6.9%
Penn Series Developed International Index Fund*	2,216,647	36,374	509,382	219,173	183,733	2,146,545	99,654	—
Penn Series International Equity Fund*	2,956,267	48,499	606,660	75,700	382,411	2,856,217	58,517	—
	$74,979,359	$3,006,399	$10,264,028	$1,702,617	$1,965,385	$71,389,732		$—
*	Non-income producing security.
Conservative Allocation Fund	Total Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/25	Number of Shares	Dividend Income
Affiliated Equity Funds — 20.7%
Penn Series Flexibly Managed Fund*	$3,366,309	$366,796	$618,614	$229,849	$(28,118)	$3,316,222	29,223	$—
Penn Series Index 500 Fund*	3,335,252	525,155	696,833	236,913	(28,339)	3,372,148	59,864	—
Penn Series Large Core Value Fund*	414,323	52,570	67,265	10,235	5,766	415,629	11,841	—
Penn Series Mid Core Value Fund*	833,675	106,655	134,530	49,910	(30,871)	824,839	21,107	—
Penn Series Real Estate Securities Fund*	823,962	98,976	135,830	12,235	16,504	815,847	23,566	—
Affiliated Fixed Income Funds — 74.9%
Penn Series High Yield Bond Fund*	2,133,515	182,197	359,722	61,784	33,952	2,051,726	103,518	—
Penn Series Limited Maturity Bond Fund*	5,156,316	447,057	862,002	89,502	68,236	4,899,109	328,799	—
Penn Series Quality Bond Fund*	25,550,904	2,467,267	4,295,514	(173,570)	1,148,958	24,698,045	1,457,972	—
Affiliated International Equity Funds — 2.0%
Penn Series Developed International Index Fund*	831,686	72,879	231,829	51,152	104,499	828,387	38,458	—
	$42,445,942	$4,319,552	$7,402,139	$568,010	$1,290,587	$41,221,952		$—
*	Non-income producing security.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

5 — Purchases and Sales of Securities
During the six months ended June 30, 2025, the Funds made the following purchases and sales of portfolio securities, other than short-term securities:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Limited Maturity Bond Fund	$ —	$ 2,901,810	$ 5,434,965	$ 9,877,332
Quality Bond Fund	25,137,634	48,554,124	29,055,004	30,865,477
High Yield Bond Fund	—	—	95,461,505	104,062,164
Flexibly Managed Fund	1,083,932,127	1,135,136,348	1,738,154,596	2,189,272,995
Balanced Fund	—	—	3,388,153	7,546,146
Large Growth Stock Fund	—	—	61,159,713	76,602,093
Large Cap Growth Fund	—	—	4,489,570	5,154,910
Large Core Growth Fund	—	—	14,668,501	18,156,016
Large Cap Value Fund	—	—	47,239,596	57,564,907
Large Core Value Fund	—	—	42,527,208	49,394,976
Index 500 Fund	—	—	13,218,696	35,397,884
Mid Cap Growth Fund	—	—	35,505,395	43,936,583
Mid Cap Value Fund	—	—	19,467,725	24,824,138
Mid Core Value Fund	—	—	28,676,901	32,710,645
SMID Cap Growth Fund	—	—	45,284,894	46,638,359
SMID Cap Value Fund	—	—	17,760,016	20,044,176
Small Cap Growth Fund	—	—	12,405,283	20,119,940
Small Cap Value Fund	—	—	62,121,115	71,145,184
Small Cap Index Fund	—	—	8,005,436	13,966,832
Developed International Index Fund	—	—	1,194,470	6,606,791
International Equity Fund	—	—	271,914,151	289,522,200
Emerging Markets Equity Fund	—	—	40,293,991	49,568,118
Real Estate Securities Fund	—	—	12,090,691	17,197,567
Aggressive Allocation Fund	—	—	5,590,575	9,358,876
Moderately Aggressive Allocation Fund	—	—	12,045,424	26,815,964
Moderate Allocation Fund	—	—	9,799,974	25,994,799
Moderately Conservative Allocation Fund	—	—	3,006,399	10,264,028
Conservative Allocation Fund	—	—	4,319,552	7,402,139
6 — Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code for federal income tax purposes. As such, each Fund is required to distribute all investment company taxable income and net capital gains, if any, to its shareholders in order to avoid the imposition of entity-level federal, state, and local income taxes as well as an entity-level excise tax. Except for the Money Market Fund, to the extent any Fund had undistributed investment company taxable income and net capital gains at December 31, 2024, such undistributed investment company taxable income and net capital gains were deemed distributed as consent dividends in place of regular distributions. Accordingly, no provision has been made for federal, state, or local income and excise taxes.
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law. The Act amended several tax rules impacting the Funds. Some highlights of the enacted provisions are as follows:
The Act allows for capital losses occurring in the taxable years beginning after December 22, 2010 (“post-enactment losses”) to be carried forward indefinitely. However, the Act requires any future gains to be first offset by post-enactment losses before using capital losses incurred in the taxable years beginning prior to the effective date of

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

the Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment loss carryforwards have an increased likelihood to expire unused. Furthermore, post-enactment losses will retain their character as either long-term capital losses or short-term capital losses rather than being considered all short-term capital losses as under previous law.
The Act provides that a RIC may elect for any taxable year to treat any portion of any qualified late-year loss for such taxable year as arising on the first day of the following taxable year. The term “qualified late-year loss” means any post-October capital loss and any late-year ordinary loss.
The Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.
Reclassification of Capital Accounts:
Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain or net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2024, primarily attributable to consent dividends, were reclassed between the following accounts:
	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Money Market Fund	$199	$(199)
Limited Maturity Bond Fund	(6,597,587)	6,597,587
Quality Bond Fund	(14,945,851)	14,945,851
High Yield Bond Fund	(7,978,769)	7,978,769
Flexibly Managed Fund	(658,567,203)	658,567,203
Balanced Fund	(8,480,990)	8,480,990
Large Growth Stock Fund	(25,335,199)	25,335,199
Large Cap Growth Fund	(9,274,742)	9,274,742
Large Core Growth Fund	275,137	(275,137)
Large Cap Value Fund	(18,748,632)	18,748,632
Large Core Value Fund	(15,469,118)	15,469,118
Index 500 Fund	(65,944,151)	65,944,151
Mid Cap Growth Fund	(18,966,229)	18,966,229
Mid Cap Value Fund	(11,462,786)	11,462,786
Mid Core Value Fund	(6,753,177)	6,753,177
SMID Cap Growth Fund	422,665	(422,665)
SMID Cap Value Fund	(4,475,335)	4,475,335
Small Cap Growth Fund	(11,668,985)	11,668,985
Small Cap Value Fund	(11,883,456)	11,883,456
Small Cap Index Fund	(6,872,829)	6,872,829
Developed International Index Fund	(5,735,728)	5,735,728
International Equity Fund	(23,134,841)	23,134,841
Emerging Markets Equity Fund	(289,683)	289,683
Real Estate Securities Fund	(5,937,689)	5,937,689
Aggressive Allocation Fund	(5,287,244)	5,287,244
Moderately Aggressive Allocation Fund	(16,860,978)	16,860,978
Moderate Allocation Fund	(16,975,145)	16,975,145
Moderately Conservative Allocation Fund	(5,035,695)	5,035,695
Conservative Allocation Fund	(2,347,306)	2,347,306
These reclassifications had no effect on net assets or net asset value per share.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Tax character of distributions:
The tax character of dividends and distributions declared and paid or deemed distributed during the years ended December 31, 2024 and 2023 were as follows:
	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2024	2023	2024	2023	2024	2023
Money Market Fund	$6,724,790	$6,906,555	$—	$—	$6,724,790	$6,906,555
Limited Maturity Bond Fund	6,597,587	7,727,577	—	—	6,597,587	7,727,577
Quality Bond Fund	14,945,851	15,249,551	—	—	14,945,851	15,249,551
High Yield Bond Fund	7,978,769	7,683,443	—	—	7,978,769	7,683,443
Flexibly Managed Fund	209,082,081	111,462,107	449,485,122	47,015,625	658,567,203	158,477,732
Balanced Fund	1,653,368	1,599,283	11,784,773	8,600,945	13,438,141	10,200,228
Large Growth Stock Fund	—	193,960	26,901,322	19,940,588	26,901,322	20,134,548
Large Cap Growth Fund	665,152	167,187	8,609,590	7,561,186	9,274,742	7,728,373
Large Core Growth Fund	—	—	—	—	—	—
Large Cap Value Fund	2,615,589	2,680,859	16,133,043	6,150,162	18,748,632	8,831,021
Large Core Value Fund	4,489,564	5,243,914	10,979,554	5,960,444	15,469,118	11,204,358
Index 500 Fund	8,658,844	8,829,727	57,285,307	40,086,962	65,944,151	48,916,689
Mid Cap Growth Fund	—	—	19,617,208	7,147,405	19,617,208	7,147,405
Mid Cap Value Fund	2,124,165	909,898	9,338,621	486,516	11,462,786	1,396,414
Mid Core Value Fund	2,879,820	2,120,964	3,873,582	1,804,833	6,753,402	3,925,797
SMID Cap Growth Fund	—	—	—	—	—	—
SMID Cap Value Fund	1,491,329	814,940	2,984,006	2,923,967	4,475,335	3,738,907
Small Cap Growth Fund	656,903	313,022	11,012,082	4,691,149	11,668,985	5,004,171
Small Cap Value Fund	6,773,749	1,112,227	5,109,707	—	11,883,456	1,112,227
Small Cap Index Fund	1,266,318	733,607	5,606,511	2,825,927	6,872,829	3,559,534
Developed International Index Fund	1,797,307	2,267,177	3,938,421	2,153,181	5,735,728	4,420,358
International Equity Fund	—	77,245	23,383,835	—	23,383,835	77,245
Emerging Markets Equity Fund	289,683	325,088	—	—	289,683	325,088

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2024	2023	2024	2023	2024	2023
Real Estate Securities Fund	$3,645,409	$2,700,723	$2,292,280	$3,790,476	$5,937,689	$6,491,199
Aggressive Allocation Fund	935,316	808,946	8,993,629	4,684,668	9,928,945	5,493,614
Moderately Aggressive Allocation Fund	4,042,745	3,415,187	28,624,832	17,020,495	32,667,577	20,435,682
Moderate Allocation Fund	5,332,742	4,705,610	25,970,730	20,169,385	31,303,472	24,874,995
Moderately Conservative Allocation Fund	2,608,911	2,208,864	7,532,675	4,963,231	10,141,586	7,172,095
Conservative Allocation Fund	1,801,568	1,541,746	3,114,252	1,871,344	4,915,820	3,413,090
Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.
Capital loss carryforwards:
At December 31, 2024, the following Funds had capital loss carryforwards (post-enactment losses) available to offset future realized capital gains:
	Short-Term Capital Loss	Long-Term Capital Loss
Money Market Fund	$ (1,334)	$ —
Limited Maturity Bond Fund	(1,124,743)	(6,662,913)
Quality Bond Fund	(11,394,108)	(31,781,684)
High Yield Bond Fund	(1,687,723)	(4,627,058)
Large Core Growth Fund	(13,573,064)	(47,453,380)
SMID Cap Growth Fund	(788,694)	—
Emerging Markets Equity Fund	(11,463,221)	(9,100,639)
During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

High Yield Bond Fund	$ 1,909,956
Large Core Growth Fund	4,911,176
SMID Cap Growth Fund	10,283,819
Small Cap Value Fund	85,455
International Equity Fund	7,941,965

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

Tax cost of securities:
At June 30, 2025, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2025 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Money Market Fund	$126,967,579	$—	$—	$—
Limited Maturity Bond Fund	71,646,778	329,546	(2,418,122)	(2,088,576)
Quality Bond Fund	357,977,496	2,631,774	(16,754,366)	(14,122,592)
High Yield Bond Fund	116,188,260	3,236,976	(164,459)	3,072,517
Flexibly Managed Fund	4,691,739,306	616,537,442	(167,167,528)	449,369,914
Balanced Fund	53,369,836	25,918,762	—	25,918,762
Large Growth Stock Fund	196,219,812	182,543,615	(4,414,979)	178,128,636
Large Cap Growth Fund	51,013,262	23,038,206	(2,679,748)	20,358,458
Large Core Growth Fund	94,983,275	45,511,149	(3,822,129)	41,689,020
Large Cap Value Fund	137,199,737	28,608,585	(4,317,115)	24,291,470
Large Core Value Fund	112,035,872	17,696,534	(4,938,022)	12,758,512
Index 500 Fund	391,948,494	505,136,916	(19,064,484)	486,072,432
Mid Cap Growth Fund	105,897,891	27,764,078	(5,141,169)	22,622,909
Mid Cap Value Fund	68,146,096	19,623,515	(3,025,311)	16,598,204
Mid Core Value Fund	73,287,946	5,039,593	(5,720,090)	(680,497)
SMID Cap Growth Fund	61,792,743	10,983,148	(2,668,697)	8,314,451
SMID Cap Value Fund	45,214,053	5,307,420	(3,408,960)	1,898,460
Small Cap Growth Fund	66,657,954	33,947,814	(6,181,099)	27,766,715
Small Cap Value Fund	134,727,487	12,261,737	(8,903,503)	3,358,234
Small Cap Index Fund	75,950,149	17,490,889	(17,049,520)	441,369
Developed International Index Fund	50,435,800	36,167,296	(3,202,530)	32,964,766
International Equity Fund	220,545,236	27,774,494	(4,205,631)	23,568,863
Emerging Markets Equity Fund	58,510,038	11,383,921	(1,350,474)	10,033,447
Real Estate Securities Fund	95,285,811	11,345,615	(8,546,771)	2,798,844
Aggressive Allocation Fund	43,700,353	13,305,421	(220,405)	13,085,016
Moderately Aggressive Allocation Fund	146,294,146	48,228,147	(273,634)	47,954,513
Moderate Allocation Fund	153,693,704	40,127,209	(128,848)	39,998,361
Moderately Conservative Allocation Fund	62,339,959	9,976,394	(98,983)	9,877,411
Conservative Allocation Fund	38,734,391	3,664,998	(158,738)	3,506,260
The differences between book basis and tax basis appreciation are primarily due to wash sales, Passive Foreign Investment Companies, Partnership Investments, Trust Preferred Securities, real estate investment trust adjustments, and the treatment of certain corporate actions.
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

7 — Derivative Financial Instruments
The Funds may trade derivative financial instruments in the normal course of investing activities to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include purchase options, written options, forward foreign currency exchange contracts and futures contracts.
The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
Futures Contracts—A futures contract is a standardized contract between two parties to buy or sell a specified asset at a specified future date at a price agreed today (the future price). The party agreeing to buy the underlying asset in the future assumes a long position. The price is determined by the instantaneous equilibrium between the forces of supply and demand among competing buy and sell orders on the exchange at the time of the purchase or sale of the contract.
To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. The Index 500, Developed International Index and Small Cap Index Funds employ futures to maintain market exposure and otherwise assist in attempting to replicate the performance of their respective indices. These derivatives offer unique characteristics and risks that assist the Funds in meeting their investment objectives. The Funds typically use derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of futures contracts to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing these instruments, the Funds may more effectively achieve the desired fund characteristics that assist in meeting the Funds’ investment objectives.
Futures contracts involve a number of risks, such as possible default by the counterparty to the transaction, credit risk with respect to initial and variation margins held in a brokerage account, market movement and the potential of greater loss than if these techniques had not been used by a Fund. These investments can also increase the Fund’s share price and expose the Fund to significant additional costs.
The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the six months ended June 30, 2025. Open futures contracts held by the Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds at June 30, 2025 are listed after the Fund’s Schedule of Investments.
Options—An option establishes a contract between two parties concerning the buying or selling of an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in some specific transaction on the asset, while the seller incurs the obligation to fulfill the transaction if so requested by the buyer. The price of an option derives from the difference between the reference price and the value of the underlying asset plus a premium based on the time remaining until the expiration of the option. The Funds may buy and sell options, or write options.
Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statements of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statements of Operations.
The Flexibly Managed and Mid Cap Growth Funds received premiums for options written. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk that there may be an illiquid market where the Funds are unable to close the contract.
The total market value of written options held in the Flexibly Managed Fund as of June 30, 2025 can be found on the Schedule of Investments.
Forward Foreign Currency Contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
The Mid Core Value Fund and Developed International Index Fund entered into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund hedged currencies in times of base currency weakness in order to reduce the volatility of returns for the local securities which the Fund owns.
Foreign forward currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs. The forward foreign currency contracts outstanding are listed after the Fund’s Schedule of Investments.
The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments at value Futures variation margin receivable*	Call options written, at value Futures variation margin payable*
Foreign currency contracts	Net unrealized appreciation of forward foreign currency contracts	Net unrealized depreciation of forward foreign currency contracts
Interest rate contracts	Futures variation margin receivable*	Futures variation margin payable*
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following is a summary of the gross amount of each Fund’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2025:
	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Quality Bond Fund	$ —	$ —	$ 150,746	$ —	$ —	$ —
Flexibly Managed Fund	—	—	—	(11,477,194)	—	—
Index 500 Fund	68,966	—	—	—	—	—
Mid Core Value Fund	—	—	—	—	(116,577)	—
Small Cap Index Fund	5,054	—	—	—	—	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Developed International Index Fund	$25,394	$—	$—	$—	$(10,494)	$—
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may participate in International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “ISDA”) with derivative contract counterparties or enter into similar agreements covering foreign exchange contracts (“Fx Letters”). An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) traded derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Also, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. An Fx Letter is also a bilateral agreement between a Fund and a counterparty and is limited to cover only foreign exchange contracts. Fx Letters typically contain netting provisions covering events of default and do not require collateral to be posted. ISDAs and Fx Letters containing netting provisions may be referred to as Master Netting Agreements (“MNA”).
Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker for OTC traded derivatives or by the clearing house for exchange traded derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts and options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following table presents derivative assets and liabilities net of amounts available for offset under a MNA and, as applicable, the related collateral and potential loss exposure to each Fund as of June 30, 2025:
		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Flexibly Managed Fund
Bank of America	ISDA	$—	$(1,842,580)	$(1,842,580)	$—	$(1,842,580)
Barclays	ISDA	—	(2,610,330)	(2,610,330)	—	(2,610,330)
Citigroup	ISDA	—	(405,708)	(405,708)	—	(405,708)
Goldman Sachs	ISDA	—	(3,225,081)	(3,225,081)	—	(3,225,081)
JP Morgan	ISDA	—	(746,376)	(746,376)	—	(746,376)
UBS Securities	ISDA	—	(1,840,801)	(1,840,801)	—	(1,840,801)
Wells Fargo	ISDA	—	(806,318)	(806,318)	—	(806,318)
Total		$—	$(11,477,194)	$(11,477,194)	$—	$(11,477,194)

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Mid Core Value Fund
Bank of America	Fx Letter	$—	$(14,406)	$(14,406)	$—	$(14,406)
Citibank N.A.	Fx Letter	—	(14,218)	(14,218)	—	(14,218)
Goldman Sachs & Co.	Fx Letter	—	(32,440)	(32,440)	—	(32,440)
JPMorgan Chase	Fx Letter	—	(18,023)	(18,023)	—	(18,023)
Morgan Stanley	Fx Letter	—	(19,082)	(19,082)	—	(19,082)
UBS AG	Fx Letter	—	(18,408)	(18,408)	—	(18,408)
Total		$—	$(116,577)	$(116,577)	$—	$(116,577)
Developed International Index Fund
Hong Kong & Shanghai Bank	Fx Letter	—	(5,190)	(5,190)	—	(5,190)
RBC Capital Markets Corp.	Fx Letter	—	(5,304)	(5,304)	—	(5,304)
Total		$—	$(10,494)	$(10,494)	$—	$(10,494)
The following is a summary of the location of derivatives on the Funds’ Statements of Operations as of June 30, 2025:
Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) of futures contracts
Net change in unrealized appreciation (depreciation) of purchased options
Net change in unrealized appreciation (depreciation) of written options
Interest rate contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) of futures contracts
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contracts Net change in unrealized appreciation (depreciation) of forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ 136,956
Quality Bond Fund	—	—	210,436
Flexibly Managed Fund	5,690,340	—	—
Large Growth Stock Fund	—	5,728	—
Index 500 Fund	16,856	—	—
Mid Core Value Fund	—	(412,887)	—
Small Cap Index Fund	(77,645)	—	—
Developed International Index Fund	348,640	(41,966)	—
Emerging Markets Equity Fund	—	(38)	—

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ (81,368)
Quality Bond Fund	—	—	461,087
Flexibly Managed Fund	(5,181,203)	—	—
Index 500 Fund	173,270	—	—
Mid Core Value Fund	—	(185,859)	—
Small Cap Index Fund	46,066	—	—
Developed International Index Fund	122,187	(20,786)	—
The table below summarizes the average balance of derivative holdings by Fund during the six months ended June 30, 2025. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Average Derivative Volume
Fund	Forward foreign currency contracts (average cost)	Futures contracts (average notional value) long	Futures contracts (average notional value) short	Purchased options (average notional cost)	Written options (premiums received)
Limited Maturity Bond Fund	$ —	$ —	$ (758,958)	$ —	$ —
Quality Bond Fund	—	19,872,006	—	—	—
Flexibly Managed Fund	—	—	—	—	(9,262,210)
Index 500 Fund	—	2,765,333	—	—	—
Mid Core Value Fund	(5,316,513)	—	—	—	—
Small Cap Index Fund	—	469,705	—	—	—
Developed International Index Fund	(505,415)	2,364,628	—	—	—
The Large Growth Stock Fund and Emerging Markets Equity Fund had derivative activity during the period but did not have open positions at any quarter-end.
8 — Credit and Market Risk
The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds’ ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.
The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.
The High Yield Bond, Flexibly Managed, Large Core Growth, Mid Core Value, Small Cap Growth, Developed International Index, International Equity and the Emerging Markets Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies

Penn Series Funds, Inc.
Notes to Financial Statements — June 30, 2025(Unaudited)

whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
9 —  Contractual Obligations
In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, management of the Funds expects the risk of loss to be remote.
10 —  Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that no additional subsequent events require recognition or disclosure in the financial statements.

Penn Series Funds, Inc.
June 30, 2025(Unaudited)

Disclosure of Portfolio Holdings
Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, on the Fund’s website at http://www.pennmutual.com or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for the most recent twelve-month period ended June 30, 2025 is available on the Fund’s website at http://www.pennmutual.com and on the SEC’s website at http://www.sec.gov.

Penn Series Funds, Inc.
June 30, 2025

Board Approval of Amended Sub-Advisory Agreements with SSGA and Vontobel
At a meeting held on February 26, 2025 (the “Meeting”), the Board of Directors (the “Board”), including all of the Directors who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of Penn Series Funds, Inc. (the “Company”) (collectively, the “Independent Directors”), considered and unanimously approved, (i) an amendment to the Investment Sub-Advisory Agreement (the “Amended SSGA Agreement”) between Penn Mutual Asset Management, LLC (the “Adviser”) and SSGA Funds Management, Inc. (“SSGA” or the “Sub-Adviser”) modifying the sub-advisory fee rates paid by the Adviser to SSGA for the services provided to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund and (ii) an Amended and Restated Investment Sub-Advisory Agreement (the “Amended Vontobel Agreement” and, collectively with the Amended SSGA Agreement, the “Amended Agreements”) between the Adviser and Vontobel Asset Management, Inc. (“Vontobel” or the “Sub-Adviser”) modifying the sub-advisory fee rates paid by the Adviser to Vontobel for the services provided to the Emerging Markets Equity Fund and International Equity Fund.
In preparation for the Meeting, the Board received and reviewed written materials related to the proposed changes to the sub-advisory fee rates. The materials provided included information pertaining to (i) each Sub-Adviser’s leadership, organizational structure, corporate changes, and financial condition, (ii) the performance of each Fund versus its benchmark and peer funds, as identified by an independent third party (“Peer Funds”), (iii) the level of the investment advisory fees, sub-advisory fees and overall expense ratios of each Fund, as applicable, as well as comparisons of such fees and expenses with those incurred by each Fund’s Peer Funds, (iv) the costs to each Sub-Adviser of providing such services, including a detailed profitability analysis applicable to PMAM and the Sub-Adviser, (v) each Sub-Adviser’s risk management and compliance program, and (vi) various other matters relevant to the operations of and services provided by each Sub-Adviser.
The Directors recognized that the existing sub-advisory agreements (the “Existing Sub-Advisory Agreements”) for the Index 500 Fund, the Small Cap Index Fund, the Developed International Index Fund, the Emerging Markets Equity Fund and the International Equity Fund (each, a “Fund,” and collectively, the “Funds”) have been reviewed by the Board and discussed with the Adviser in prior years and that the Directors’ conclusions may take into account conclusions reached during their consideration of these Existing Sub-Advisory Agreements in prior years.  In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Sub-Advisory Agreements with SSGA and Vontobel with respect to their respective funds at a meeting held on May 23, 2024 (the “May 2024 Meeting”), in connection with the 2024 annual renewal of the Existing Sub-Advisory Agreement with respect to each Fund.  At the May 2024 Meeting, the Board, including the Independent Directors, on the basis of their business judgment after review of the information provided, concluded that the renewal of each Existing Sub-Advisory Agreement was in the best interests of each Fund and its investors and that the sub-advisory fee rate with respect to each Fund as set forth in the Existing Sub-Advisory Agreement was fair and reasonable.
In considering whether to approve the Amended Agreements, the Board considered and discussed a substantial amount of information and analysis also provided by the Adviser at the Meeting, as well as at the May 2024 Meeting and prior Board meetings. The Board had the opportunity to request additional information in connection with its considerations and to discuss this information with Adviser personnel, including representatives from the compliance and finance departments, and investment personnel. The Board engaged in substantive discussions with them concerning the proposal. The Board also was advised of its legal responsibilities and obligations by Fund counsel.
The Board also recognized that, except for the effective date, the fee schedule, and minor clerical updates, the terms of the Amended Agreements and the terms of the corresponding Existing Sub-Advisory Agreement were substantially identical.  In determining to approve the Amended Agreements with respect to each Fund, the Board considered at the Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its 2024 annual renewal of the Existing Sub-Advisory Agreements, including the Board’s general satisfaction with the nature and quality of the services being provided by the applicable Sub-Adviser, and focused its review on the potential impact of the change in sub-advisory fees on these factors and conclusions.  In connection with its evaluation of each Amended Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by each Sub-Adviser to the Funds and the resources of the Sub-Adviser dedicated to the support of the applicable Funds. In this regard, the Directors evaluated, among other things, the Sub-Adviser’s personnel, experience, track record and compliance program. The Directors found the level of each Sub-Adviser’s professional staff and culture of compliance satisfactory. The Board also considered that each Sub-Adviser had provided a certification to the Board that there would be no changes to the type and quality of services provided by the Sub-Adviser in connection with the proposed fee modifications.  Following its evaluation,

Penn Series Funds, Inc.
June 30, 2025

Board Approval of Amended Sub-Advisory Agreements with SSGA and Vontobel (continued)
the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by each Sub-Adviser to each respective Fund and the resources of each Sub-Adviser supported the approval of each Amended Agreement.
Fund Performance. The Board considered each Fund’s performance in determining whether to approve the corresponding Amended Agreement. Specifically, the Directors considered each Fund’s performance relative to its peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. For purposes of evaluating the performance of each Fund, the Board also considered discussions with the Adviser and each Sub-Adviser about Fund investment performance that occurred at Board meetings since the May 2024 Meeting.  The Board also noted that they had reviewed each Sub-Adviser’s performance through their oversight of its management of the applicable Funds since its appointment as sub-adviser to the Funds.  In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Funds. The Board also took into account factors including general market conditions, interest rate and inflation levels, and credit conditions.  Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Fund supported the approval of the applicable Amended Agreement.
Fund Expenses. With respect to each Fund’s expenses, the Directors considered the effect of the proposed modifications to the Fund’s sub-advisory fee rate schedules. In particular, the Board noted that the modifications to the sub-advisory fee rates would have no impact on the fees and expenses borne by shareholders of any Fund. The Adviser noted that under each Amended Agreement, breakpoints were being eliminated and the Sub-Adviser would be paid a flat percentage rate based on assets under management. The Board considered the Adviser’s explanation for the change, noting that at current asset levels, the fee modifications resulted in a reduction in sub-advisory fees paid for each Fund. Further, with respect to the Developed International Index Fund and the Emerging Markets Equity Fund, it was noted that higher asset level breakpoints were being eliminated because the Fund was not expected to increase in assets in a way that would make such breakpoints attainable, and that the new structure had the benefit of providing a lower current percentage fee across all assets. Following its evaluation, the Board concluded that, within the context of its full deliberations, the proposed sub-advisory fee schedule of each Fund was reasonable and supported the approval of the Amended Agreement.
Profitability. With regard to profitability, the Directors were presented with information about the effect of the proposed new fee schedule, if approved, on each Sub-Adviser and Adviser’s profitability in connection with its management of the Funds. The Directors considered all compensation flowing to each Sub-Adviser, as well as the Adviser and its affiliates, directly and indirectly. The Directors also considered whether these levels of compensation and profitability under the Amended Agreement were reasonable and justified in light of the quality of all services to be rendered to each Fund by the applicable Sub-Adviser and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the expected profitability of the Adviser and each applicable Sub-Adviser is reasonable and supported approval of each applicable Amended Agreement.
Economies of Scale. Management noted that the assets in each Fund were not expected to increase because the variable products in which the Funds are offered are no longer actively marketed and are slowly losing assets. The Directors concluded that the proposed modifications to each Fund’s sub-advisory fee rate schedule were reasonable in the context of Funds that were expected to lose further assets, but agreed to continue to monitor asset levels going forward to determine if breakpoints would be warranted again in the future.
Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved each Amended Agreement. The Board concluded, in the exercise of its reasonable judgment that each proposed sub-advisory fee rate schedule is fair and reasonable in relation to the services provided to each Fund and that approval of the applicable Amended Agreement would be in the best interests of each Fund and its shareholders. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Director may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Annual Board Approval of Investment Advisory and Sub-Advisory Agreements
Penn Series Funds, Inc. (the “Company”) and Penn Mutual Asset Management, LLC (“PMAM”) have entered into an investment advisory agreement (the “Advisory Agreement”) pursuant to which PMAM serves as the investment adviser to each

Penn Series Funds, Inc.
June 30, 2025

Annual Board Approval of Investment Advisory and Sub-Advisory Agreements (continued)
series of the Company (each, a “Fund” and collectively, the “Funds”). As the investment adviser to the Funds, PMAM is primarily responsible for (i) providing day-to-day investment management services to certain of the Funds (collectively, the “Directly Managed Funds”) and (ii) selecting and overseeing the investment sub-advisers who perform day-to-day investment management services for the remaining Funds (collectively, the “Sub-Advised Funds”). The Directly Managed Funds consist of the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. The Sub-Advised Funds consist of the Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Value, Small Cap Growth, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, and Real Estate Securities Funds.
PMAM has entered into, and the Company’s Board of Directors (the “Board”) has approved, separate sub-advisory agreements (each, a “Sub-Advisory Agreement”, collectively, the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”) with each sub-adviser identified below (each, a “Sub-Adviser”, collectively, the “Sub-Advisers”, and together with PMAM, the “Advisers”). Each Sub-Adviser is primarily responsible for the day-to-day management of its Sub-Advised Funds(s) subject to the oversight of both PMAM and the Board. PMAM serves as “manager of managers” with respect to the Sub-Advisers and the Sub-Advised Funds. As such, PMAM, pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission and subject to certain conditions and the approval of the Board, may hire and terminate unaffiliated investment sub‑advisers without shareholder approval for each of the Sub-Advised Funds. The Sub-Advised Funds’ “manager of managers” structure facilitates PMAM’s regular review of each Sub-Adviser’s overall performance with respect to the Sub-Advised Fund(s) it manages. When selecting a new investment sub-adviser, PMAM quantitatively and qualitatively evaluates, among other factors, each sub-adviser’s (i) investment expertise and resources, (ii) investment results in managing assets for relevant asset classes, investment styles and strategies, and (iii) regulatory compliance infrastructure and culture. PMAM engages in a substantially similar evaluation process when determining whether to retain a Sub-Adviser. PMAM also oversees each Sub-Adviser’s investment activities with respect to each Fund it manages to seek to ensure compliance with the Fund’s investment policies and guidelines and to monitor each Sub-Adviser’s adherence to its investment style and the Fund’s investment strategies.
Sub-Adviser	Fund
AllianceBernstein L.P.	SMID Cap Value Fund
AllianceBernstein L.P.	Large Cap Value Fund
American Century Investment Management, Inc.	Mid Core Value Fund
Cohen & Steers Capital Management, Inc.	Real Estate Securities Fund
Delaware Investments Fund Advisers	Mid Cap Growth Fund
Delaware Investments Fund Advisers	Large Core Growth Fund
Eaton Vance Management	Large Core Value Fund
Goldman Sachs Asset Management, L.P.	Small Cap Value Fund
Goldman Sachs Asset Management, L.P.	SMID Cap Growth Fund
Janus Henderson Investors US LLC	Mid Cap Value Fund
Janus Henderson Investors US LLC	Small Cap Growth Fund
Massachusetts Financial Services Company	Large Cap Growth Fund
SSGA Funds Management, Inc.	Index 500 Fund
SSGA Funds Management, Inc.	Small Cap Index Fund
SSGA Funds Management, Inc.	Developed International Index Fund
T. Rowe Price Associates, Inc.,	Flexibly Managed Fund
T. Rowe Price Investment Management, Inc.
T. Rowe Price Associates, Inc.	Large Growth Stock Fund
Vontobel Asset Management, Inc.	Emerging Markets Equity Fund
Vontobel Asset Management, Inc.	International Equity Fund
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that each Fund’s initial Advisory Agreement and Sub-Advisory Agreement, as well as the continuation thereof, be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Company’s Directors who are not “interested persons,” as defined in the 1940 Act (collectively, the “Independent Directors”), cast in person at a meeting called for the purpose of voting

Penn Series Funds, Inc.
June 30, 2025

Annual Board Approval of Investment Advisory and Sub-Advisory Agreements (continued)
on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Advisers are required to furnish, such information as may be reasonably necessary for the Board to evaluate the terms of the Agreements.
Board Approval of the Continuance of Investment Advisory and Sub-Advisory Agreements
The Board held a special meeting on May 8, 2025 (the “Pre-15(c) Meeting”) via web conference and an in-person meeting on May 15, 2025 (the “May Meeting” and together with the Pre-15(c) Meeting, the “Meetings”) to consider the approval of each Agreement with respect to each Fund. In preparation for the Pre-15(c) Meeting, the Board provided PMAM with a written request for information relating to both PMAM and each Sub-Adviser and received and reviewed, in advance of the Pre-15(c) Meeting, extensive written materials in response to that request. After the Pre-15(c) Meeting, the Independent Directors also requested additional follow-up information from PMAM.  The materials provided included information pertaining to (i) PMAM’s and each Sub-Adviser’s leadership, organizational structure, corporate changes, and financial condition, (ii) the performance of each Fund versus its benchmark and peer funds, as identified by an independent third party (“Peer Funds”), (iii) the level of the investment advisory fees, sub-advisory fees and overall expense ratios of each Fund, as applicable, as well as comparisons of such fees and expenses with those incurred by each Fund’s Peer Funds, (iv) the costs to each Adviser of providing such services, including a detailed profitability analysis applicable to PMAM and its affiliates, (v) each Adviser’s risk management and compliance program, and (vi) various other matters relevant to the operations of and services provided by each Adviser.
In addition to the information provided by the Advisers, the Board also considered the detailed Fund information the Board receives and reviews during the course of the year, including Fund-specific performance and fees and expenses information provided on a quarterly basis. The Board also received and reviewed a memorandum from legal counsel discussing the responsibilities of the Independent Directors in connection with their consideration of the continuation of the Agreements. In the course of their deliberations, the Independent Directors met both with senior representatives of PMAM and in executive session outside the presence of management to discuss the information submitted to the Board in connection with the renewal of the Agreements.
At the May Meeting, following its deliberations, the Board, including all of the Independent Directors voting separately, unanimously determined, in the exercise of the Directors’ business judgment, to approve the continuance and renewal of the applicable Agreements for another year with respect to each Fund.
Board Considerations
With respect to each Adviser, the Board evaluated a number of factors, including among others: (a) the nature, extent and quality of each Adviser’s investment management and other services and, with respect to PMAM, its services as a “manager of managers” of the Sub-Advised Funds; (b) the quantity and quality of each Adviser’s investment management personnel; (c) each Adviser’s operations and financial condition; (d) each Adviser’s brokerage practices (including best execution policies, evaluating execution quality, average commission rates on fund trades, soft dollar arrangements, if any, and affiliated and directed brokerage arrangements) and investment strategies; (e) a comparison of the Funds’ advisory and sub-advisory fees and overall expense ratios to the fees and expenses charged to comparable funds and accounts, including breakpoints; (f) the level of each Adviser’s cost of services provided and estimated profitability from its fund-related operations; (g) other benefits that may accrue to each Adviser and its affiliates as a result of their relationship with the Funds; (h) the extent to which the Funds’ advisory and sub-advisory fees reflect economies of scale and the extent to which any such economies of scale are shared with fund investors; (i) each Adviser’s risk management and compliance programs and, if applicable, a description of the material changes made to, and material compliance violations under, the compliance program; (j) each Adviser’s investment reputation, expertise and resources; and (k) an independently-prepared report of each Fund’s performance compared with that of its Peer Funds. In its deliberations, the Directors did not identify any single piece of information that was all-important or controlling, noting that each Director could attribute different weights to the various factors considered.
During the Meetings, representatives from PMAM commented on the information delivered to the Board and answered questions from the Directors to help the Board evaluate each Adviser’s fees and other aspects of the services provided, including the services provided by PMAM’s affiliates and the fees related to such services. The Board then deliberated on the continuation of the Agreements in light of all of the information provided.

Penn Series Funds, Inc.
June 30, 2025

Board Considerations (continued)
In considering the continuance and renewal of the Agreements, the Board considered the following factors and reached the following conclusions:
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by each Adviser to the Funds. In this regard, the Board evaluated, among other things, each Adviser’s: business; personnel; experience; investment decision processes; past performance; brokerage practices; compliance infrastructure and program; and resources to be dedicated to each Fund, as applicable. The Board reviewed the scope of services to be provided by each Adviser under the Agreements and noted that there would be no significant differences between the scope of services provided by the Advisers for the past year and the scope of services to be provided during the upcoming year. The Board also considered each Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same nature and quality as services provided to the Funds in the past, and that these services are appropriate in scope and extent for the Funds’ operations, the competitive landscape of the investment company business, and investor needs. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by each Adviser to the Funds supported renewal of the Agreements.
Fund Performance. The Board considered fund performance in determining whether to continue the Agreements. PMAM engaged an independent third party to prepare a report (the “Comparative Report”) to help the Board evaluate, among other information, each Fund’s performance and the performance of its Peer Funds. Specifically, the Board considered each Fund’s recent and long-term performance relative to the Fund’s applicable benchmark and to its Peer Funds. In evaluating performance, the Board considered the market conditions of the past year, economic and market trends, as well as both market risk and shareholder risk expectations for a given Fund. Where a Fund significantly underperformed or outperformed its Peer Funds, the Board considered the Adviser’s explanation as to the reasons for the underperformance or outperformance.  The Board also considered the Adviser’s explanation as to why certain Peer Funds selected by the independent provider may not have provided a close comparison, due to differences in investment quality or the style of investment strategy followed by the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds, both compared to the applicable benchmark and to Peer Funds, supported renewal of the Agreements.
Costs of Advisory and Sub-Advisory Services. The Board considered the cost of the advisory and sub-advisory services provided to the Funds by each Adviser. In its evaluation of advisory and sub-advisory fees, the Board noted recent amendments to the Advisory Agreement and Sub-Advisory Agreements effective June 1, 2024 to reduce the advisory and sub-advisory fees charged pursuant to the respective agreements for the SMID Cap Value Fund, Mid Core Value Fund, Mid Cap Growth Fund, Large Core Value Fund, SMID Cap Growth Fund, Small Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Large Cap Growth Fund, Emerging Markets Equity Fund, and International Equity Fund. The Board also noted recent amendments to the Sub-Advisory Agreements for the Index 500 Fund, the Small Cap Index Fund, the Developed International Index Fund, the Emerging Markets Equity Fund and the International Equity Fund, effective March 1, 2025, that had the effect of reducing sub-advisory fees at current asset levels.  The Board considered, in particular, the expense information for the Funds and the corresponding Peer Funds included in the Comparative Report. The Board evaluated (a) the advisory and sub-advisory services provided; (b) the advisory and sub-advisory fees paid, as well as the impact of recently reduced advisory and sub-advisory fees to be charged for certain Funds to the extent not yet completely reflected in the Comparative Report; (c) the advisory and sub-advisory fees paid in comparison to the advisory and sub-advisory fees charged to the Peer Funds; and (d) the fact that each Sub-Adviser is compensated by PMAM and not directly by the relevant Sub-Advised Fund, and that such compensation reflects an arms-length negotiation between each Sub-Adviser and PMAM. The Board also considered PMAM and its affiliates’ ongoing agreement to waive the Funds’ management and other fees to prevent total fund expenses from exceeding a specified cap. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees charged to the Funds are fair and reasonable and supported the renewal of the Agreements.
Profitability and Other Benefits. With regard to profitability and fall-out benefits, the Board considered all compensation paid by a Fund, directly or indirectly, to each Adviser and its affiliates, and any benefits derived or to be derived by each Adviser and its affiliates, as well as the cost of Fund services provided by each Adviser. The Board noted that PMAM’s overall profitability had slightly increased during the past year.  The Board also considered the anticipated change in profitability of certain Funds where PMAM had recently reduced the advisory and sub-advisory fee rates to the extent not already reflected in the profitability numbers. In its consideration of the profitability of PMAM and its affiliates, the Board was provided with and considered information pertaining to the profitability of the administrative and servicing arrangements between the Funds and PMAM and The Penn Mutual Life Insurance Company (“Penn Mutual”). The Board also considered the expense allocation

Penn Series Funds, Inc.
June 30, 2025

Board Considerations (continued)
methodology, which was unchanged from that used in the prior year, used to determine the profitability of PMAM and its affiliates and the Peer Fund expense information included in the Comparative Report, which included servicing-related expenses. The Board noted that while such information may not constitute a perfect comparison due to differences in the types and extent of the services provided to the Peer Funds, the information nonetheless provided a useful data point. When considering the profitability of each Sub-Adviser, the Board considered the fact that each Sub-Adviser is compensated by PMAM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the Sub-Adviser and PMAM.  In evaluating the other or fall-out benefits that may accrue to the Sub-Advisers and their affiliates because of their relationship with the Funds, the Board noted that certain of the Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets. In addition, the Board considered that the Sub-Advisers may benefit from the development of additional investment advisory business with PMAM or the Company as a result of their relationships with the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of and any fall-out benefits realized by the Advisers are reasonable in relation to the quality of their respective services and supported renewal of the Agreements.
Economies of Scale. The Board considered the existence of any economies of scale and whether the benefits of any such economies of scale are shared with a Fund and its shareholders, including through breakpoints in the advisory and sub-advisory fee schedules. The Board noted the existing breakpoints provided in certain advisory and sub-advisory fee schedules, as applicable. The Board further noted PMAM’s continued focus on evaluating advisory and sub-advisory fee breakpoints to allow each Fund and its shareholders to benefit from economies of scale, as applicable. The Board also noted PMAM’s expectations for a projected asset decline for the Funds based on the outlook for sales of Penn Mutual’s existing variable products that offer the Funds as investment options.  As a result, the Board concluded that should an Adviser realize economies of scale in connection with its management of one or more Funds, the existing fee structures of the Funds adequately ensure that the benefits derived from any such economies of scale are reasonably shared with the Fund and its shareholders.
                                                                                           *              *              *
On the basis of the information provided to it in advance of the Meetings and its evaluation of that information, as well as additional information provided by PMAM in response to the Board’s questions during the Meetings, the Board, including the Independent Directors, concluded that the terms of each Agreement were fair and reasonable, and that approval of each Agreement was in the best interests of each Fund and its shareholders.

About The Penn Mutual Life Insurance Company
For over 175 years, Penn Mutual has empowered individuals, families and businesses on the journey to achieve their financial goals. Through our partnership with Financial Professionals across the U.S., we help instill the confidence and reliability that comes from a stronger financial future. Penn Mutual and its affiliates offer a comprehensive suite of competitive products and services to meet the unique needs of Financial Professionals and their clients, including life insurance, annuities, wealth management and institutional asset management. To learn more, including current financial strength ratings, visit www.pennmutual.com.

THE PENN MUTUAL
LIFE INSURANCE COMPANY

2025 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com
PM9188	08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date: September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date: September 8, 2025

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date: September 8, 2025

*	Print the name and title of each signing officer under his or her signature.